As filed with the Securities and Exchange Commission on April 28, 2003

Registration Nos. 333-69508
and 811-9080

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment          [  ]
Post-Effective Amendment No. 3          [X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY          [  ]
ACT OF 1940
Amendment No. 9          [X]

Kansas City Life Variable Universal Life Separate Account
(Exact Name of Registrant)

KANSAS CITY LIFE INSURANCE COMPANY
 (Name of Depositor)

3520 Broadway, Kansas City, Missouri 64111-2565
 (Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(816) 753-7000

Name and Address of Agent for Service:	Copy to:

William A. Schalekamp	W. Thomas Conner
Kansas City Life Insurance Company	Sutherland Asbill & Brennan LLP
3520 Broadway	1275 Pennsylvania Avenue, N.W.
Kansas City, Missouri 64111-2565	Washington, DC 20004-2415

It is proposed that this filing will become effective:
   [   ]   Immediately upon filing pursuant to paragraph (b) of Rule 485
   [X]   On May 1, 2003, pursuant to paragraph (b) of Rule 485
   [   ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [   ]   On (date) pursuant to paragraph (a)(1) of Rule 485

Title of securities being registered:
Flexible Premium Survivorship Variable Life Insurance Contracts

PROSPECTUS
FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT
KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT OF
Kansas City Life Insurance Company

Home Office:	Correspondence to:
3520 Broadway	Variable Administration
Kansas City, Missouri 64111-2565	P.O. Box 219364
Telephone (816) 753-7000	Kansas City, Missouri 64121-9364
Telephone (800) 616-3670

This Prospectus describes a flexible premium survivorship variable universal life insurance contract (“Contract") offered by Kansas City Life Insurance Company (“Kansas City Life”). We have provided a definitions section at the end of this Prospectus for your reference as you read.

The Contract is designed to provide insurance protection upon the death of the second of the two Insureds named in the Contract. The Contract also provides you the opportunity to allocate net Premiums and Contract Value to one or more Subaccounts of the Kansas City Life Variable Life Separate Account ("Variable Account") or to the Fixed Account. The assets of each Subaccount are invested in a corresponding portfolio of a designated mutual fund ("Funds") as follows:

MFS(R)Variable Insurance TrustSM                                         American Century Variable Portfolios
   MFS Emerging Growth Series                                              American Century VP Capital Appreciation
   MFS Research Series                                                     American Century VP Income & Growth
   MFS Total Return Series                                                 American Century VP International
   MFS Utilities Series                                                    American Century VP Value
   MFS Strategic Income Series                                             American Century VP Ultra
   MFS Bond Series                                                         American Century VP Inflation Protection Fund
                                                                           (Class II)
Federated Insurance Series                                              Dreyfus Variable Investment Fund
   Federated American Leaders Fund II                                      Appreciation Portfolio
   Federated High Income Bond Fund II                                      Developing Leaders Portfolio
   Federated Prime Money Fund II                                        Dreyfus Stock Index Fund
   Federated International Small Company Fund II                        The Dreyfus Socially Responsible Growth Fund, Inc.
J.P. Morgan Series Trust II                                             Calamos Advisors Trust
   JPMorgan U.S. Large Cap Core Equity Portfolio                              Calamos Growth and Income Portfolio
   JPMorgan Small Company Portfolio
   JPMorgan Mid-Cap Value Portfolio                                     A.I.M Variable Insurance Funds
Franklin Templeton Variable Insurance Products Trust                       AIM V.I. Dent Demographic Trends Fund
   Templeton Foreign Securities Fund (Class 2)                             AIM V.I. New Technology Fund
                                                                           AIM V.I. Premier Equity Fund
   Franklin Small Cap Fund (Class 2)                                    Seligman Portfolios, Inc.
   Franklin Real Estate Fund (Class 2)                                     Seligman Capital Portfolio (Class 2)
   Templeton Developing Markets Securities Fund (Class 2)                  Seligman  Communications  and Information  Portfolio
                                                                           (Class 2)
                                                                           Seligman Small-Cap Value Portfolio (Class 2)

The accompanying prospectuses for the Funds describe these portfolios. The value of amounts allocated to the Variable Account will vary according to the investment performance of the Portfolios of the Funds. You bear the entire investment risk of amounts allocated to the Variable Account. Another choice available for allocation of net Premiums is our Fixed Account. The Fixed Account is part of Kansas City Life's general account. It pays interest at declared rates guaranteed to equal or exceed 4%.

The Contract also offers you the flexibility to vary the amount and timing of Premiums and to change the amount of Death Benefits payable. This flexibility allows you to provide for your changing insurance needs under a single insurance contract.

You can select from three Coverage Options available under the Contract:

  Option A: a level Death Benefit;
  Option B: a Death Benefit that fluctuates with the value of the Contract; and
  Option L: provides a Death Benefit pattern that can be level for several years and then can increase at a particular time that you choose.

We also offer a Guaranteed Minimum Death Benefit Option, which guarantees payment of the Specified Amount (less the Loan Balance and past due charges) upon the death of the last surviving Insured provided that you meet the Guaranteed Minimum Death Benefit Option Premium requirements.

The Contract provides for a value that you can receive by surrendering the Contract. There is no guaranteed minimum value and there may be no cash surrender value on early surrenders. If the value is insufficient to cover the charges due under the Contract, the Contract will lapse without value. It may not be advantageous to replace existing insurance. Within certain limits, you may return the Contract or exercise a no-fee transfer right.

THIS PROSPECTUS AND THE ACCOMPANYING FUND PROSPECTUSES PROVIDE IMPORTANT INFORMATION YOU SHOULD HAVE BEFORE DECIDING TO PURCHASE A CONTRACT. PLEASE KEEP THESE FOR FUTURE REFERENCE. AN INVESTMENT IN THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR IS THE CONTRACT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE CONTRACT INVOLVES CERTAIN RISKS, INCLUDING THE LOSS OF PREMIUMS (PRINCIPAL).

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Date of this Prospectus is May 1, 2003

SUMMARY OF THE CONTRACT

The Contract is a flexible premium survivorship variable universal life insurance contract. As long as it remains in force it provides lifetime insurance protection on the death of the second of the two Insureds. You pay Premiums for insurance coverage. The Contract also provides for accumulation of net Premiums and a Cash Surrender Value if the Contract terminates. The Cash Surrender Value, if any, during the early years of the Contract is likely to be much lower than the net Premiums paid.

The Death Benefit may and the Contract Value will increase or decrease to reflect the investment performance of the Subaccounts to which you allocate net Premiums. There is no guaranteed minimum value. You could lose some or all of your money. However, there is a Guaranteed Minimum Death Benefit Option. Under this option we guarantee that we will pay the Specified Amount (less any Loan Balance and past due charges) upon the death of the last surviving Insured (regardless of the Contract's investment performance) as long as you have met the Guaranteed Minimum Death Benefit Option Premium requirement. (See "Guaranteed Minimum Death Benefit Option", page 32.) If this option in not in effect and the value is not enough to pay charges due, then the Contract will lapse without value after a Grace Period. (See "Premiums to Prevent Lapse", page 28.) We do guarantee to keep the Contract in force during the first three years of the Contract as long as you meet certain Premium requirements. (See "Guaranteed Payment Period and Guaranteed Monthly Premium" page 28). If a Contract lapses while loans are outstanding, adverse tax consequences may result. (See "TAX CONSIDERATIONS", page 39.) The Contract also permits loans and partial surrenders, within limits.

This summary describes the Contract's important benefits and risks. The sections in the Prospectus following this summary discuss the Contract's benefits and other provisions in more detail. The "Definitions" section at the end of the Prospectus defines certain words and phrases used in this Prospectus.

The Contract is not available in all states. This Prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

We may offer other variable life insurance contracts that have different death benefits, contract features and optional programs. These contracts would also have different charges that would affect your Subaccount performance and Contract Value. To obtain more information about these other contracts, contact your registered representative.

NOTE: Because this is a summary, it does not contain all the information that may be important to you. You should read this entire Prospectus and the Funds' prospectuses carefully before investing.

Contract Benefits

Death Benefits

We pay a death benefit to the beneficiary if the Insured dies while the Contract is in force and prior to the Contract's maturity date. We pay the death benefit when we receive satisfactory proof at our Home Office of the Insured's death.

  Death Benefits are available as lump sum or under a variety of payment options.
  The minimum initial Total Sum Insured is $200,000 which may be made up of a combination of Specified Amount and Additional Insurance Amount. The Specified Amount must be at least $100,000. We may allow these minimum limits to be reduced. (See page 22.)
  There are three Coverage Options available:
  Option A--at least equal to the Total Sum Insured on the date of the death of the last surviving Insured.
  Option B-- at least equal to the Total Sum Insured on the date of the death of the last surviving Insured plus Contract Value on the date of such death; and
  Option L-- at least equal to the sum of the Total Sum Insured on the date of the death of the last surviving Insured and an amount equal to the Contract Value on the Contract Anniversary preceding the death of the last surviving Insured on the Contract Value multiplied by the applicable Option L Death Benefit percentage less the Total Sum Insured on that Contract Anniversary.(See "Coverage Options," page 31.)

Guaranteed Minimum Death Benefit Option available at issue (restrictions may apply). If elected, the Guaranteed Minimum Death Benefit Premium requirement must be met to keep the option in effect. (See page 32.)

  There is flexibility to change the Coverage Option and Specified Amount. (See "Changes in Coverage Option," page 34 for rules and limits.) Changing the Coverage Option or Specified Amount may have tax consequences.
  We deduct any Loan Balance from the amount payable.

Cash Benefits

  Contract Loans. You may take loans for amounts up to the Cash Surrender Value less loan interest to the next Contract Anniversary. A 6% annual effective interest rate applies. Currently, a preferred loan is available in the 11th Contract Year. Loans reduce the amount available for allocations and transfers. Loans may have tax consequences. (See "TAX CONSIDERATIONS," page 38.)
  Full Surrender. You may surrender your Contract at any time for its Cash Surrender Value. Surrendering the Contract may have tax consequences. (See "TAX CONSIDERATIONS," page 38.)
  Partial Surrender. Partial surrenders generally are available provided you have enough remaining Cash Surrender Value. A partial surrender fee applies. Partial surrenders may have adverse tax consequences. (See "TAX CONSIDERATIONS," page 38.)
  Transfers. You may transfer amounts among the Subaccounts and the Fixed Account, subject to certain restrictions. There is no limit on the number of transfers you can make between the Subaccounts or to the Fixed Account. The first six transfers during each Contract Year are free. After the first six transfers, we will assess a $25 transfer processing fee. Unused free transfers do not carry over to the next Contract Year. We will deduct any transfer processing fee from the remaining Contract Value.

Tax Benefits. We intend for the Contract to satisfy the definition of life insurance under the Internal Revenue Code. Therefore, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the Contract Value, and therefore should not be taxed on increases in the Contract Value, until you take out a loan or partial surrender, surrender the Contract, or we pay the maturity benefit. In addition, transfers of Contract Value are not taxable transactions.

Free Look Right to Cancel. For a limited time, you have the right to cancel your Contract and receive a refund. (See "Free Look Right to Cancel Contract," page 24.) During this "free-look" period, we will allocate Premiums to the Federated Prime Money Fund II Subaccount for 30 days. (See "Premium Allocations and Crediting," page 24.) For a limited time after requesting an increase in the Contract's amount of insurance coverage, you may cancel the increase and you may be entitled to a refund of certain charges.

Guaranteed Payment Period and Guaranteed Monthly Premium. We guarantee to keep the Contract in force during the first three years of the Contract and during the three years following the effective date of an increase in the Specified Amount as long as you meet a Premium requirement. (See "Guaranteed Payment Period and Guaranteed Monthly Premium," page 28.) If the value is not enough to pay charges due, the Contract will lapse without value after a Grace Period. (See "Premiums to Prevent Lapse," page 28.)

Supplemental Benefits

The following supplemental and/or rider benefits are available and may be added to your Contract. We will deduct monthly charges for these benefits and/or riders from your Contract Value as part of the Monthly Deduction. Each is subject to its own requirements as to eligibility and additional cost.

  Contract Split Option Rider
  Joint First to Die Term Life Insurance Rider
  Joint Survivorship Four-Year Term Life Insurance Rider

All of these riders may not be available in all states. Additional rules and limits apply to these supplemental and/or rider benefits. Please ask your Kansas City Life agent for further information or contact the Home Office.

Illustrations. We may prepare for use in marketing and other materials tables to illustrate hypothetically how certain values under a Contract change with investment performance over an extended period of time. The tables illustrate how Contract Values, Cash Surrender Values and Death Benefits under a Contract covering an Insured of a given age would vary over time if Planned Premiums were paid annually and the return on the assets in each of the Funds were an assumed uniform gross annual rate(s).

Actual returns will fluctuate over time and will be both positive and negative. The actual values under the Contact could be significantly different from those shown even if actual returns averaged the rates used in the illustrations, but fluctuated over and under those averages throughout the years shown. Depending on the timing and degree of fluctuation, the actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Contract unless the Owner pays more than the stated premium.

The illustrations show Contract Values based on both current charges and guaranteed charges. Illustrated Contract Values in the illustrations based on current charges reflect a bonus that we may credit to the Contracts with a Total Sum Insured of $5,000,000 and above. The bonus is not guaranteed and we pay it at our sole discretion.

CONTRACT RISKS

Investment Risk. If you invest your Contract Value in one or more Subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Contract Value will decrease. In addition, we deduct Contract fees and charges from your Contract Value. There is no minimum guaranteed Contract Value. The Contract Value may decrease if the investment performance of the Subaccounts (to which Contract Value is allocated) is negative or is not sufficiently positive to cover the charges deducted under the Contract. During times of poor investment performance, these deductions will have an even greater impact on you Contract Value. You could lose everything you invest. If you allocate net Premiums to the Fixed Account, then we credit your Contract account value (in the Fixed Account) with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4.0%.

Risk of Lapse. If the Contract Value is not enough to pay the Monthly Deduction when due, the Contract will lapse without value after a Grace Period. The purpose of the Grace Period is to give you the chance to pay enough Premiums to keep your Contract in force. If your Contract does lapse you must pay the required amount before the end of the Grace Period. The Grace Period is 61 days and starts when we send the notice. Since the value of amounts allocated to the Variable Account will vary according to the investment performance of the Funds, the specific amount of Premiums required to prevent lapse will also vary. A lapse could result in adverse tax consequences.

Tax Risks.In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Contract must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied to certain features of the Contract is limited. Nevertheless, we believe it is reasonable to conclude that the Contract should satisfy the applicable requirements. There is necessarily some uncertainty, however, particularly if you pay the full amount of Premiums permitted under the Contract.

Depending on the total amount of Premiums you pay, the Contract may be treated as a modified endowment contract under Federal tax laws. If a Contract is treated as a modified endowment contract, then surrenders, withdrawals, and loans under the Contract will be taxable as ordinary income to the extent there are earnings in the Contract. In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before you reach age 591/2. If the Contract is not a modified endowment contract, then distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions although the tax treatment of preferred loans is unclear. Finally, neither distributions nor loans from a Contract that is not a modified endowment contract are subject to the 10% penalty tax. (See "TAX CONSIDERATIONS," page 38.)

You should consult a qualified tax adviser for assistance in all Contract-related tax matters.

Surrender and Partial Surrender Risks. During the first ten Contract Years, we will deduct a surrender charge from the Contract Value if the Contract is completely surrendered or lapses. Under some circumstances the amount of the surrender charge during the first few Contract Years could result in a Cash Surrender Value of zero.

You should purchase the Contract only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Contract if you intend to surrender all or part of the Contract Value in the near future. We designed the Contract to meet long-term financial goals. The Contract is not suitable as a short-term investment. A surrender may have tax consequences.

Loan Risks. A Contract loan will affect your Contract in several ways over time, whether or not it is repaid, because the investment results of the Subaccounts may be less than (or greater than) the net interest rate credited on the amount transferred to the Loan Account securing the loan.

Your Contract Value, by comparison to a Contract under which no loan has been made, will be less if this Fixed Account net interest rate is less than the investment return of the applicable Subaccounts (and greater if the Fixed Account net interest rate is higher than the investment return of the applicable Subaccounts).

A Contract loan increases the risk that the Contract will terminate, since a loan decreases the Cash Surrender Value.

If the death benefit becomes payable while a Contract loan is outstanding, the loan balance will be deducted in calculating the death benefit proceeds.

A loan may have tax consequences. In addition, if you surrender the Contract or allow it to lapse while a Contract loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.

Portfolio Risks. A comprehensive discussion of the risks of each Fund Portfolio may be found in each Portfolio's prospectus. Please refer to the Portfolios' prospectuses for more information.

There is no assurance that any Portfolio will achieve its stated investment objective.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes transaction fees that you will pay at the time that you pay premiums, make partial surrenders, or transfer Contract account value among the Subaccounts and the Fixed Account, or if you completely surrender the Contract, the Contract lapses.

------------------------------------------------------------------------------------------------------------
                                             Transaction Fees
------------------------------------------------------------------------------------------------------------
-------------------------------- ---------------------- ----------------------------------------------------
            Charge                  When Charge is                        Amount Deducted
                                       Deducted
-------------------------------- ---------------------- ----------------------------------------------------
-------------------------------- ---------------------- -------------------------- -------------------------
                                                        Guaranteed Charge1             Current Charge
-------------------------------- ---------------------- -------------------------- -------------------------
-------------------------------- ---------------------- -------------------------- -------------------------
   Premium Processing Charges
-------------------------------- ---------------------- -------------------------- -------------------------
-------------------------------- ---------------------- -------------------------- -------------------------
Premium Tax Charge               Upon  receipt of each  2.25%  of  each   Premium  2.25%  of  each  Premium
                                 Premium payment        payment                    payment
-------------------------------- ---------------------- -------------------------- -------------------------
-------------------------------- ---------------------- -------------------------- -------------------------
Sale Charge                      Upon  receipt of each  6.00%  of  each   Premium  6.00%  of  each  Premium
                                 Premium Payment        payment                    payment
-------------------------------- ---------------------- -------------------------- -------------------------
-------------------------------- ---------------------- -------------------------- -------------------------
Surrender Charge2
-------------------------------- ---------------------- -------------------------- -------------------------
-------------------------------- ---------------------- -------------------------- -------------------------

                                 Upon   surrender   or  $0.00-     $50.00     per  $0.00-     $50.00    per
                                 lapse    during   the  thousand      of      the  thousand      of     the
                                 first   10   Contract  Specified Amount at issue  Specified    Amount   at
                                 Years                                             issue
-------------------------------- ---------------------- -------------------------- -------------------------
-------------------------------- ---------------------- -------------------------- -------------------------
Charge  for  a  Male  Preferred  Upon       surrender,  $14.52 per $1,000 of the   $14.52 per $1,000 of
Nonsmoker    age   37   and   a  lapse    during   the  Specified Amount at        the Specified Amount at
Female Preferred Nonsmoker age   first   10   Contract  issue.                     issue.
37 and a Contract with   a       years
$300,000 Specified   Amount
during  the first Contract Year.
-------------------------------- ---------------------- -------------------------- -------------------------
-------------------------------- ---------------------- -------------------------- -------------------------
Partial Surrender Fee            Upon   each   partial  The  lesser  of 2% of the  The  lesser of 2% of the
                                 surrender              amount   surrendered   or  amount   surrendered  or
                                                        $25.                       $25.
-------------------------------- ---------------------- -------------------------- -------------------------
-------------------------------- ---------------------- -------------------------- -------------------------
Transfer Processing Fee
-------------------------------- ---------------------- -------------------------- -------------------------
-------------------------------- ---------------------- -------------------------- -------------------------
                                 Upon   the   first  6  No Charge                  No Charge
                                 transfers     in    a
                                 Contract year
-------------------------------- ---------------------- -------------------------- -------------------------
-------------------------------- ---------------------- -------------------------- -------------------------
                                 Upon  each   transfer  $25 per transfer           $25 per transfer
                                 over 6 in a  Contract
                                 year
-------------------------------- ---------------------- -------------------------- -------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. If the amount of a charge depends on the personal characteristics of the Insured or the Specified Amount under the Contract, then the fee table lists the minimum and maximum charges we assess under the Contract, and the fees and charges of a typical Contract with a Specified Amount and with an Insured having the characteristics set forth below. These charges may not be typical of the charges you will pay.

[1] For each type of charge, the guaranteed charge and the current charge is shown. The guaranteed charge is the maximum amount permitted by the Contract while the current charge is the amount currently charged.

[2] The Surrender charge is based on the Specified Amount when the Contract is issued and varies depending on the Insureds’ Age and sex. The surrender charge as shown in the table may not be typical of the charges you will pay. Information about the surrender charge you could pay is available from your Kansas City Life agent and in Appendix A.
---------------------------------------------------------------------------------------------------------------------------------------
                                       Periodic Charges Other Than Portfolio Operating Expenses
---------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------- ------------------------ -----------------------------------------------------------------------
               Charge                  When Charge is Deducted                             Amount Deducted
-------------------------------------- ------------------------ -----------------------------------------------------------------------
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
                                                                        Guaranteed Charge                    Current Charge
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
   Cost of Insurance:3
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
Minimum and Maximum Charge             On the Allocation  Date  $0.001 - $1,000  per  $1,000  of net  $0.0008 - $358.81  per $1,000 of
                                       and    each     Monthly  amount at risk4 annually              net amount at risk4  annually
                                       Anniversary Day
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
Charge    for   a   Male    Preferred  On the Allocation  Date  $0.0034 per  $1,000 of net  amount at  $0.0027 per $1,000 of net amount
Nonsmoker Insured   age  37, and a     and    each     Monthly  risk annually                          at risk annually
Female Preferred Nonsmoker age 37 and  Anniversary Day
a Contract  with a  $300,000
Specified Amount  during  the  first
Contract Year.
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
Monthly Expense Charge5
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
Monthly Charge                         On  the  Contract  Date  $7.50  per  month  plus  $0.35  per  $7.50   per   month    plus   the
                                       and  on  each   Monthly  $1,000                               following per $1,000
                                       Anniversary Day

-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
[3] Cost of insurance charges vary based on the Insureds' age, sex, number of completed Contract years, Total Sum Insured, and risk class. The charge generally increases as the Insureds age. The cost of insurance charges shown in the table may not be typical of the charges you will pay. We guarantee that the cost of insurance rates will not exceed the maximum cost of insurance rates set forth in your Contract. More detailed information concerning your cost of insurance charges is available on request from our Home office.

[4] The net amount at risk on a Monthly Anniversary is the difference between the Death Benefit and the Contract value.

[5] The monthly expense charge is the sum of the Monthly Charge and the Monthly Per Thousand of the Specified Amount Charge.

[6]The Monthly Per Thousand of Specified Amount Charge is based on the issue age of the youngest insured Contract Years 1-10
       Youngest Insured Issue Age     Monthly Per Thousand of Specified Amount
                  20-29                                $0.07
                  30-39                                $0.09
                  40-49                                $0.14
                  50-59                                $0.18
                  60-69                                $0.28
                   70+                                 $0.35

-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
Monthly  Per  Thousand  of  Specified  On  the  Contract  Date  $0.35 per  $1,000 of the  Specified  $0.35 per  $1,000 of the  Specified
Amount                                 and  on  each   Monthly   Amount                               Amount
                                       Anniversary   Day   for
                                       the  first 10  Contract
                                       Years
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
Mortality and Expense Risk Charge      Daily                    Annual   rate  of   0.625%  of  the  Annual  rate  of  0.625%  of  the
                                                                average  daily  net  assets of each  average  daily net assets of each
                                                                subaccount you are invested in.      Subaccount you are invested in
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
Loan Interest Charge7                  At  the   end  of  each  2%                                   2%
                                       Contract Year
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
   Optional Rider Charges8
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
Guaranteed   Minimum   Death  Benefit
Option
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
                                       During   the  first  10  No Charge                            No Charge
                                       Contract Years
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
                                       On     each     Monthly  $0.03  per   $1,000  of   Specified  $0.01  per  $1,000  of  Specified
                                       Anniversary  Day  after  Amount                               Amount
                                       the  first 10  Contract
                                       Years
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
Contract Split Option Rider            On  rider's   effective   $0.03  per  $1,000 of rider         $0.03  per   $1,000  of
                                       date    and   on   each  coverage amount per month            rider coverage amount per month
                                       Monthly Anniversary Day
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
Joint   First   to  Die   Term   Life
Insurance Rider
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
Minimum and Maximum Charge             On  rider's   effective  $0.06 - $83.33  per $1,000 of rider  $0.04  -  $56.07  per  $1,000  of
                                       date    and   on   each  coverage amount per month            rider coverage amount per month
                                       Monthly Anniversary Day
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
Charge    for   a   Male    Preferred  On  rider's   effective  $0.16 per $1,000 of rider  coverage  $0.08   per   $1,000   of   rider
Nonsmoker  Insured,  age  37, and a    date    and   on   each  amount per month for a Male, $0.14   coverage amount per month for a
Female Preferred Nonsmoker age 37 and  Monthly Anniversary Day  per $1,000 of rider coverage amount  Male, $0.07 per $1,000 of rider
a Contract with a  $150,000  Specified                          per month for a Female               coverage amount per month for a
Amount  during  the  first   Contract                                                                Female
Year.
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
Joint  Survivorship   Four-Year  Term
Life Insurance Rider
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
Minimum and Maximum Charge             On  rider's   effective  $0.001 - $158.08 per $1,000 of rider  $0.01  -  $102.34 per  $1,000  of
                                       date    and   on   each  coverage amount annually              rider coverage amount annually
                                       Monthly Anniversary Day
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
Charge    for   a   Male    Preferred  On  rider's   effective  $0.03   per   $1,000   of   rider    $0.03   per   $1,000   of  rider
Nonsmoker  Insured,  age  37,  and  a  date    and   on   each  coverage amount annually             coverage amount annually
Female Preferred Nonsmoker age 37 and  Monthly Anniversary Day
a Contract  with a $150,000 Specified
Amount  during  the  first   Contract
Year.
-------------------------------------- ------------------------ ------------------------------------ ----------------------------------
[7] The maximum guaranteed net cost of loans is 2.0% annually. The net cost of a loan is the difference between the rate of interest charged on Indebtedness (6.0%)and the amount credited to the Loan Account (4.0%).

[8] Charges for most of the riders vary based on individual characteristics such as the Insureds' issue or actual age, sex, and risk class, and may vary based on Contract year and base Total Sum Insured or net amount at risk. Charges based on actual age may increase as the insureds age. The rider charges shown in the table may not be typical of the charges you will pay. Your Contract’s specifications page will indicate the rider charges applicable to your Contract, and more detailed information concerning these rider charges is available on request from our Service Center.

For information concerning compensation paid in connection with the sale of the Contracts, see "Sale of the Contracts".

The next table shows the minimum and maximum total operating expenses deducted from Portfolio assets (before waiver or reimbursement (and in some cases, after waiver or reimbursement)) during the fiscal year ended December 31, 2002. Expenses of the Portfolios may be higher or lower in the future. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES:
--------------------------------------------------------------- ------------------- ----- -------------------
                                                                     Minimum                   Maximum
--------------------------------------------------------------- ------------------- ----- -------------------
--------------------------------------------------------------- ------------------- ----- -------------------
   Total Annual Portfolio Operating Expenses (expenses that           0.27%           -         8.19%
   are deducted from Portfolio assets, including management
   fees, distribution or service fees (12b-1 fees), and other expenses)
--------------------------------------------------------------- ------------------- ----- -------------------

The following table shows the fees and expenses charged by each Portfolio for the fiscal year ended December 31, 2002.

ANNUAL PORTFOLIO OPERATING EXPENSES9 (expenses that are deducted from Portfolio assets, as a percentage of net assets of the Portfolio):

 -------------------------------------------------------------------------------------------------------------------------------
 Portfolio                                 Management  12b-1 Fees/      Other    Total Portfolio Expenses After   Total Portfolio
                                              Fees     Service Fees    Expenses   Annual Expenses Reimbursement    Annual Expenses
                                                                                                                      After
                                                                                                                  Reimbursement
 -------------------------------------------------------------------------------------------------------------------------------
 MFS® Variable Insurance TrustSM
 -------------------------------------------------------------------------------------------------------------------------------
 MFS Emerging Growth Series               0.75%         NA          0.11%        0.86%10/          NA                NA
 MFS Research Series                      0.75%         NA          0.12%        0.87%10/          NA                NA
 MFS Total Return Series                  0.75%         NA          0.11%         0.86%            NA                NA
 MFS Utilities Series                     0.75%         NA          0.19%        0.94%10/          NA                NA
 MFS Strategic Income Series              0.75%         NA          0.35%         1.10%          0.20%            0.90%11/
 MFS Bond Series                          0.60%         NA          0.32%         0.92%          0.17%            0.75%11/
 -------------------------------------------------------------------------------------------------------------------------------
 American Century® Variable Portfolios
 -------------------------------------------------------------------------------------------------------------------------------
 American Century VP Capital Appreciation 1.00%         NA          0.00%        1.00%12/          NA                NA
 American Century VP Income & Growth      0.70%         NA          0.00%        0.70%12/          NA                NA
 American Century VP International        1.30%         NA          0.01%        1.31%12/          NA                NA
 American Century VP Value                0.95%         NA          0.00%        0.95%12/          NA                NA
 American Century VP Ultra®               1.00%         NA          0.00%         1.00%            NA                NA
 American     Century    VP     Inflation 0.51%       0.25%         0.00%         0.76%            NA                NA
 Protection Fund (Class II)
 -------------------------------------------------------------------------------------------------------------------------------
 Federated Insurance Series
 -------------------------------------------------------------------------------------------------------------------------------
 Federated American Leaders Fund II13/    0.75%       0.50%         0.13%         1.38%          0.25%             1.13%
 Federated High Income Bond Fund II13/    0.60%       0.50%         0.17%         1.27%          0.27%             1.00%
 Federated Prime Money Fund II            0.50%       0.25%          0.14%         0.89%          0.25%             0.64%
 Federated  International  Small  Company 1.25%      0.50%4/        6.44%         8.19%          6.41%             1.78%
 Fund II Corporation13/
 -------------------------------------------------------------------------------------------------------------------------------
 Dreyfus Variable Investment Fund
 -------------------------------------------------------------------------------------------------------------------------------
 Appreciation Portfolio                   0.75%         NA          0.03%         0.78%            NA                NA
 Developing Leaders Portfolio             0.75%         NA          0.06%         0.81%            NA                NA
 -------------------------------------------------------------------------------------------------------------------------------
 Dreyfus Stock Index Fund, Inc.           0.25%         NA          0.02%         0.27%            NA                NA
 -------------------------------------------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible Growth  0.75%         NA          0.03%         0.78%            NA                NA
 Fund, Inc.
 -------------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Series Trust II
 -------------------------------------------------------------------------------------------------------------------------------
 JPMorgan  U.S.  Large  Cap  Core  Equity 0.35%         NA          0.50%         0.85%            NA                NA
 Portfolio
 JPMorgan Small Company Portfolio         0.60%         NA          0.56%         1.16%            NA                NA
 JPMorgan Mid-Cap Value Portfolio         0.70%         NA          1.99%         2.69%          1.69%            1.00%14/
 -------------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Variable Insurance
 Products Trust Manager
 -------------------------------------------------------------------------------------------------------------------------------
 Templeton   Foreign    Securities   Fund 0.70%      0.25%16/       0.20%         1.15%          0.02%            1.13%15/
 (Class 2)
 Franklin Small Cap Fund (Class 2)        0.53%      0.25%16/       0.31%         1.09%          0.05%            1.04%15/
 Franklin Real Estate Fund (Class 2)     0.53%17/    0.25%16/       0.04%         0.82%            NA                NA
 Templeton  Developing Markets Securities 1.25%      0.25%16/       0.33%         1.83%            NA                NA
 Fund (Class 2)
 -------------------------------------------------------------------------------------------------------------------------------
 Calamos® Advisors Trust
 -------------------------------------------------------------------------------------------------------------------------------
 Calamos Convertible Portfolio            0.75%         NA          1.03%        1.78%18/          NA                NA
 -------------------------------------------------------------------------------------------------------------------------------
 AIM Variable Insurance Funds
 -------------------------------------------------------------------------------------------------------------------------------
 AIM V.I.  Dent  Demographic  Trends Fund 0.85%         NA          0.58%         1.43%          0.13%            1.30%19/
 (Series I Shares)
 AIM    V.I.    New    Technology    Fund 1.00%         NA          0.71%         1.71%          0.41%           1.30%19//
 (Series I Shares)
 AIM    V.I.    Premier    Equity    Fund 0.61%         NA          0.24%         0.85%            NA                NA
 (Series I Shares)
 -------------------------------------------------------------------------------------------------------------------------------
 Seligman Portfolios, Inc.
 -------------------------------------------------------------------------------------------------------------------------------
 Seligman Capital Portfolio (Class 2)     0.40%       0.25%         0.41%         1.06%          0.01%            1.05%20/
 Seligman  Communications and Information 0.75%       0.25%         1.23%         1.23%            NA                NA
 Portfolio (Class 2)
 Seligman   Small-Cap   Value   Portfolio 1.00%       0.19%         0.18%         1.37%            NA                NA
 (Class 2)
 -------------------------------------------------------------------------------------------------------------------------------
[9] These expenses are deducted directly from the assets of the underlying mutual fund Portfolios and therefore reduce their net asset value. The investment advisor of each underlying mutual fund provided the above information, and we have not independently verified it. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown. See the Portfolio’s prospectus for more complete information.

[10] Each series has an expense offset arrangement which reduces the series’ custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series’ expenses. “Other Expenses” do not take into account these expense reductions and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, “Total Portfolio Expenses” would be lower for certain series and would equal:
                                                     0.85% for Emerging Growth Series

                                                        0.86% for Research Series

                                                        0.93% for Utilities Series

[11] MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series’ “Other Expenses” (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% Strategic Income Series 0.15% for Bond Series

[12] The investment Manager to American Century Variable Portfolios pays all the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses. For the services provided to the American Century VP Capital Appreciation Fund, the manager receives an annual fee of 1.00% of the first $500 million of the average net assets of the fund, 0.95% of the next $500 million and 0.90% over $1 billion. For the services provided to the American Century VP Income and Growth Fund, the manager receives an annual fee of 0.70%. For the services provided to the American Century VP International Fund, the manager receives an annual fee of 1.50% of the first $250 million of the average net assets of the fund, 1.20% of the next $250 million and 1.10% over $500 million. For the services provided to the American Century VP Value Fund, the manager receives an annual fee of 1.00% of the first $500 million of the average net assets of the fund, 0.95% of the next $500 million and 0.90% over $1 billion. For the services provided to the American Century VP Ultra Fund, the manager receives an annual fee of 1.00% of the first $20 billion of the average net assets of the fund, and 0.95% over the next $20 billion. For the services provided to the American Century VP Inflation Protection Fund (Class II) the manager receives a fee of 0.28% for the first $1 billion and 0.22% for the next $1 billion, since the fund was not in operation for the full fiscal year ended December 31,2002.

[13] The Fund did not pay or accrue a shareholder services fee on the Rule 12b-1 fee during the fiscal year ended December 31, 2002. The Fund has no present intention of paying or accruing the shareholder service fee during the fiscal year ending December 31, 2003. Accordingly, while the Shareholder service fee is reflected as a deduction in the fee table, the fee is offset by a “waiver of fund expenses.”

[14] The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses to 1.00%.

[15] The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

[16] The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

[17] The Fund administration fee is paid indirectly through the management fee.

[18] Pursuant to a written agreement the investment manager has voluntarily undertaken to waive fees and/or reimburse portfolio expenses so that the Total Portfolio Annual Expenses are limited to 1.00% of the portfolio’s average net assets. As, of May 31, 2003 the fee waiver and/or reimbursement will no longer be in effect.

[19] The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I to the extent necessary to limit Total Portfolio Annual Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expenses on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.

[20] The manager of Seligman Capital Portfolio has voluntarily agreed to reimburse “Other Expenses” of the Portfolio to the extent that it exceeds 0.40% per annum of average daily net assets.

GENERAL INFORMATION ABOUT KANSAS CITY LIFE

KANSAS CITY LIFE INSURANCE COMPANY

Kansas City Life Insurance Company is a stock life insurance company organized under the laws of the State of Missouri in 1895. Kansas City Life is currently licensed to transact life insurance business in 48 states and the District of Columbia.

We are regulated by the Department of Insurance of the State of Missouri as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in such states and jurisdictions. We also file the forms for the Contract described in this Prospectus with insurance officials in each state and jurisdiction in which Contracts are sold.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FIXED ACCOUNT

The Fixed Account is not registered under the Securities Act of 1933 and is not registered as an investment company under the Investment Company Act of 1940. The Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Certain general provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses may still apply.

You may allocate some or all of your Premiums and transfer some or all of the Variable Account Value to the Fixed Account. You may also make transfers from the Fixed Account, but restrictions may apply. (See "Transfer Privilege", page 24.) The Fixed Account is part of our general account and pays interest at declared rates guaranteed for each calendar year. We guarantee that this rate will be at least 4%.

Our general account supports our insurance and annuity obligations. Since the Fixed Account is part of our general account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to our general liabilities from business operations.

THE VARIABLE ACCOUNT AND THE FUNDS

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT

We established the Kansas City Life Variable Life Separate Account as a separate investment account under Missouri law on April 24, 1995. This Variable Account supports the Contracts and may be used to support other variable life insurance contracts as well as for other purposes permitted by law. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and is a "separate account" within the meaning of the federal securities laws. We have established other separate investment accounts that may also be registered with the SEC.

The Variable Account is divided into Subaccounts. The Subaccounts available under the Contracts invest in shares of Portfolios of the Funds. The Variable Account may include other Subaccounts not available under the Contracts and not otherwise discussed in this Prospectus. We own the assets in the Variable Account.

We apply income, gains and losses of a Subaccount (realized or unrealized) without regard to any other income, gains or losses of Kansas City Life or any other separate account. We cannot use Variable Account assets (reserves and other contract liabilities) to cover liabilities arising out of any other business we conduct. We are obligated to pay all benefits provided under the Contracts.

THE FUNDS

Each of the Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act. However, the SEC does not supervise their management, investment practices or policies. Each Fund is a series fund-type mutual fund made up of the Portfolios and other series that are not available under the Contracts. The investment objectives of each of the Portfolios are described below.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual fund portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolios, even if the other portfolio has the same investment adviser or manager.

Not all Funds may be available in all States.

MFS(R)Variable Insurance TrustSM

         MFS Emerging Growth Series (Manager: MFS Investment Management(R)). The Emerging Growth Series seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Series' investment objective of long-term growth of capital. The Series' policy is to invest primarily (i.e., at least 65% of its assets under normal circumstances) in common stocks and related securities of companies that MFS believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies).

         MFS Research Series (Manager: MFS Investment Management(R)). The Research Series seeks to provide long-term growth of capital and future income. The Series' assets are allocated to selected industries and then to securities within those industries.

         MFS Total Return Series (Manager: MFS Investment Management(R)). The Total Return Series seeks to provide above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

         MFS Utilities Series (Manager: MFS Investment Management(R)). The Utilities Series seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities). The Series will seek to achieve its objective by investing, under normal circumstances, at least 80% of its assets in equity and debt securities of both domestic and foreign (including emerging market) companies in the utilities industry.

         MFS Strategic Income Series (Manager: MFS Investment Management(R)) Formerly known as MFS Global Governments Series. The Strategic Income Series seeks to provide high current income by investing in fixed income securities. The Series invests, under normal market conditions, at least 65% of its total assets in fixed income securities.

         MFS Bond Series (Manager: MFS Investment Management(R)). The Bond Series seeks primarily to provide as high a level of current income as is believed consistent with prudent investment risk and secondarily to protect Shareholders' capital. The Series may purchase lower-rated or non-rated debt securities commonly known as "junk bonds", but focuses on investment grade bonds.

American Century® Variable Portfolios

         American Century VP Capital Appreciation Portfolio (Manager: American Century Investment Management, Inc.). The investment objective of American Century VP Capital Appreciation is capital growth. The Portfolio will seek to achieve its investment objective by investing primarily in common stocks that are considered by the investment adviser to have better-than-average prospects for appreciation.

         American Century VP Income & Growth (Manager: American Century Investment Management, Inc.).American Century VP Income & Growth seeks capital growth. Income is a secondary objective. The fund will seek to achieve its investment objective by investing in common stocks.

         American Century VP International (Manager: American Century Investment Management, Inc.).The investment objective of American Century VP International Portfolio is capital growth. The Portfolio will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. International investment involves special risk considerations. These include economic and political conditions, expected inflation rates and currency swings.

         American Century VP Value (Manager: American Century Investment Management, Inc.).American Century VP Value seeks long-term capital growth. Income is a secondary objective. The fund will seek to achieve its investment objective by investing in securities that management believes to be undervalued at the time of purchase.

         American Century VP Ultra (Manager: American Century Investment Management, Inc.). American Century VP Ultra seeks long-term capital growth. The fund will seek to achieve its investment objective by investing in mainly U.S. large-cap companies.

         American Century VP Inflation Protection Fund (Class II) (Manager: American Century Investment Management, Inc.). American Century VP Inflation Protection Fund seeks to hedge inflation through a portfolio of inflation-indexed bonds primarily issued by the U.S. Treasury, as well as other investment grade bonds.

Federated Insurance Series

         Federated American Leaders Fund II (Manager: Federated Investment Management Company). The primary investment objective of the Federated American Leaders Fund II is to achieve long-term growth of capital. The Fund's secondary objective is to provide income. The Fund pursues its investment objectives by investing, primarily common stock of "blue-chip" companies, which are generally top-quality, established growth companies.

         Federated High Income Bond Fund II (Manager: Federated Investment Management Company). The investment objective of the Federated High Income Bond Fund II is to seek high current income. The Fund endeavors to achieve its objective by investing primarily in lower-rated corporate debt obligations commonly referred to as "junk bonds."

         Federated International Small Company Fund II (Manager: Federated Global Investment Management Corp). The investment objective is to provide long-term growth of capital. The Fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $5.0 billion or less.

         Federated Prime Money Fund II (Manager: Federated Investment Management Company). The investment objective of the Federated Prime Money Fund II is to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less.

Dreyfus Variable Investment Fund

         Appreciation Portfolio (Manager: The Dreyfus Corporation; Sub-Investment Advisor: Fayez Sarofim & Co.). The portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals the portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase.

         Developing Leaders Portfolio (formerly known as, Small Cap Portfolio) (Manager: The Dreyfus Corporation). Seeks to maximize capital appreciation by investing, under normal circumstances, at least 80% of its assets in the stocks of small-cap companies which are companies with total market values of less than $2 billion at the time of purchase. The portfolio may continue to hold the securities of companies as their market capitalizations grow, and thus, at any given time, a substantial portion of the portfolio's holdings may have market capitalization in excess of $2 billion. The investments may include common stocks, preferred stocks, and convertible securities, including those issued in initial public offerings.

Dreyfus Stock Index Fund (Manager: The Dreyfus Corporation; Index Sub-Investment Advisor: Mellon Equity Associates).

The fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500(R)in proportion to their weighting in the index. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of securities. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

The Dreyfus Socially Responsible Growth Fund, Inc. (Manager: The Dreyfus Corporation).

Seeks capital growth with current income as a secondary goal, by investing, under normal circumstances, at least 80% of its assets in the common stock of companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America.

J.P. Morgan Series Trust II

         JPMorgan U.S. Large Cap Core Equity Portfolio (formerly know as JPMorgan U.S. Disciplined Equity Portfolio) (Manager: J.P. Morgan Investment Management Inc.). JPMorgan U.S. Large Cap Core Equity Portfolio seeks to provide a high total return from a portfolio comprised of selected equity securities. The Portfolio invests at least 80% of the value of its Assets in large-cap Companies. "Assets" mean net assets, plus the amount of borrowings for investment purposes.

         JPMorgan Small Company Portfolio (Manager: J.P. Morgan Investment Management Inc.). The investment objective of JPMorgan Small Company Portfolio is to provide a high total return from a portfolio of equity securities of small companies. The Portfolio invests at least 80% of the value of its assets in the common stock of small and medium sized U.S. companies, typically represented by the Russell 2000 Index. "Assets" mean net assets, plus the amount of borrowings for investment purposes.

         JPMorgan Mid-Cap Value Portfolio (Manager: J.P. Morgan Investment Management Inc.). The investment objective of JPMorgan Mid-Cap Value Portfolio is to provide long-term growth from mid-capitalization stocks.

Franklin Templeton Variable Insurance Products Trust

         Templeton Foreign Securities Fund (Class 2) (Manager: Templeton Investment Counsel, LLC.). The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invests at least 80% of its net assets in the emerging market investments, primarily equity securities of companies located outside the United States.

         Franklin Small Cap Fund (Class 2) (Manager: Franklin Advisers, Inc.). The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in U.S. small capitalization (small cap) companies. For this Fund, small cap companies are those companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell® 2000 Index; whichever is greater, at the time of purchase. The Funds's manager invests in small companies that is believes are undervalued.

         Franklin Real Estate Fund (Class 2) (Manager: Franklin Advisers, Inc). The Fund's principal investment goal is capital appreciation. Its secondary goal is to earn current income. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies operating in the real estate sector. The Fund invests primarily in equity real estate investment trusts (REITs).

         Templeton Developing Markets Securities Fund (Class 2) (Manager: Templeton Asset Management Ltd.). The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market, primarily equity securities.

Calamos Advisors Trust

         Calamos Growth and Income Portfolio (formerly known as Calamos Convertible Portfolio) (Manager: Calamos Asset Management, Inc.). Calamos Convertible Portfolio seeks current income as its primary objective with capital appreciation as its secondary objective. The Portfolio invests primarily in a diversified portfolio of convertible securities. These convertible securities may be either debt securities (bonds) or preferred stock that are convertible into common stock, and may be issued by both U.S. and foreign companies.

AIM Variable Insurance Funds

         AIM V.I. Dent Demographic Trends Fund (Series I Shares) (Manager: A I M Advisors, Inc.). The investment objective is long-term growth of capital. The Fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends.

         AIM V.I. New Technology Fund (Series I Shares) (Manager: A I M Advisors, Inc.). The investment objective is long-term growth of capital. The Fund seeks to meet its objective by investing at least 65% of its total net assets in equity securities of technology and science companies.

         AIM V.I. Premier Equity Fund (Series I Shares) (Manager: A I M Advisors, Inc.).Formerly known as AIM V.I. Value Fund. The investment objective is to achieve long-term growth of capital. Income is a secondary objective. The Fund seeks to meet its objectives by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities or relative to the equity market generally.

Seligman Portfolios, Inc.

         Seligman Capital Portfolio (Class 2) (Manager: J. & W. Seligman & Co. Incorporated). The objective is capital appreciation. The Portfolio invests primarily in the common stock of medium-sized U.S. companies.

         Seligman Communications and Information Portfolio (Class 2) (Manager: J. & W. Seligman & Co. Incorporated). The Portfolio's objective is capital gain. The Portfolio seeks to achieve this objective by investing at least 80% of its net assets, in securities of companies operating in the communications, information and related industries. The Portfolio may invest in companies of any size.

         Seligman Small-Cap Value Portfolio (Class 2) (Manager: J. & W. Seligman & Co. Incorporated). The Portfolio seeks long-term capital appreciation by investing at least 80% of its net assets, in common stocks of companies with small market capitalizations that are deemed to be value companies by the portfolio manager.

See the current prospectus for each Fund that accompanies this Prospectus as well as the current Statement of Additional Information for each Fund. These important documents contain more detailed information regarding all aspects of the Funds. Please read the prospectuses for the Funds carefully before making any decision concerning the allocation of Premium Payments or transfers among the Subaccounts.

We (or our affiliates) may receive significant compensation from a Fund’s 12b-1 fees or from a Fund’s investment adviser (or its affiliates) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is generally based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts we issue. These percentages differ and some Funds or their advisers (or affiliates) may pay us (or our affiliates) more than others. Currently, these percentages range from 0.15% to 0.25%.

We cannot guarantee that each Fund or portfolio will always be available for the Contracts, but in the event that a Fund or portfolio is not available, we will take reasonable steps to secure the availability of a comparable fund. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

Subject to applicable law, we may make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a portfolio are no longer available for investment, if further investment in any portfolio should become inappropriate (in our judgment) in view of the purposes of the Variable Account, or for any other reason in our sole discretion, we may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company. The substituted fund may have different fees and expenses than the replaced fund. Substitutions may be made with respect to existing investments or the investment of future Premiums or both. We will not substitute any shares attributable to a Contract's interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

Subject to applicable law and any required SEC approval, we may establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant, or for any other reason in our sole discretion. We will determine on what basis we might make any new Subaccounts available to existing Contract Owners. Furthermore, we may close Subaccounts to allocation of Premiums or Contract Value, or both, at any time in our sole discretion.

If we make any of these substitutions or changes we may, by appropriate endorsement, change the Contract to reflect the substitution or change. If we decide it is in the best interests of Contract Owners (subject to any approvals that may be required under applicable law), we may take the following actions with regard to the Variable Account:

  operate the Variable Account as a management investment company under the 1940 Act;
  de-register it under that Act if registration is no longer required; or
  combine it with other Kansas City Life separate accounts.

VOTING RIGHTS

We are the legal owners of shares held by the Subaccounts and we have the right to vote on all matters submitted to shareholders of the Funds. As required by law, we will vote shares held in the Subaccounts in accordance with instructions received from Owners with Contract Value in the Subaccounts. We may be permitted to vote shares of the Funds in our own right if the applicable federal securities laws, regulations or interpretations of those laws or regulations change.

To obtain voting instructions from you, before a meeting you will be sent voting instruction material, a voting instruction form and any other related material. Your number of votes will be calculated separately for each Subaccount of the Variable Account, and may include fractional shares. The number of votes attributable to a Subaccount will be determined by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. The number of votes for which you may give instructions will be determined as of the date established by the Fund for determining shareholders eligible to vote. We will vote shares held by a Subaccount for which we have no instructions and any shares held in our general account in the same proportion as those shares for which we do receive voting instructions.

If required by state insurance officials, we may disregard voting instructions if such instructions would require us to vote shares in a manner that would:

  cause a change in sub-classification or investment objectives of one or more of the Portfolios;
  approve or disapprove an investment advisory agreement; or
  require changes in the investment advisory contract or investment adviser of one or more of the Portfolios, if we reasonably disapprove of such changes in accordance with applicable federal regulations.

If we ever disregard voting instructions, we will advise you of that action and of the reasons for it in the next semiannual report. We may also modify the manner in which we calculate the weight to be given to pass-through voting instructions when such a change is necessary to comply with current federal regulations or the current interpretation of them.

CHARGES AND DEDUCTIONS

We may realize a profit on any charges and deductions under the Contract. We may use this profit for any purpose, including payment of distribution charges. Below is a listing and description of the applicable charges and deductions under the Contract.

PREMIUM EXPENSE CHARGES

Sales Charge. We deduct a 6.00% Sales Charge from each Premium. This charge reimburses us for administrative expenses associated with the Contracts. We apply Premiums to your Contract net of the Sales Charge.

Premium Tax Charge. We deduct a 2.25% Premium Tax Charge from each Premium. This charge reimburses us for state and local Premium taxes. We apply Premiums to your Contract net of the Premium Tax Charge. State premium tax rates vary from state and currently range between 0.50% and 3.50%. We may be subject to retaliatory tax in some states so that the effective premium tax ranges from 2.0% to 3.5%. The Premium Processing Charge that we deduct from each of your Premiums may not necessarily reflect the tax charged in your state, and we will be deducted even if we are not subject to a premium or retaliatory tax in your state.

Monthly Deduction. We will make a Monthly Deduction to collect various charges under your Contract. We will make these Monthly Deductions on each Monthly Anniversary following the Allocation Date. On the Allocation Date, we will deduct a Monthly Deduction for the Contract Day and each Monthly Anniversary Day that has occurred prior to the Allocation Date. (See "Premium Allocations and Crediting", page 24.) The Monthly Deduction consists of:

  monthly expense charges;
  cost of insurance charges; and
  any optional benefit and/or rider charges, as described below.

We deduct the Monthly Deduction pro rata on the basis of the portion of Contract Value in each Subaccount and/or the Fixed Account.

MONTHLY EXPENSE CHARGE

  The monthly expense charge is $7.50 in all Contract Years, plus
  A Monthly Per Thousand of Specified Amount Charge based on the issue age of the youngest Insured. (See chart below)
                                   Current
                                  Years 1-10
 Youngest Insured       Monthly Per         Youngest         Monthly Per
     Issue Age          Thousand of      Insured Issue       Thousand of
                     Specified Amount         Age         Specified Amount
       20-29               $0.07             50-59              $0.18
       30-39               $0.09             60-69              $0.28
       40-49               $0.14              70+               $0.35
                              Years 11+ $0.00

The guaranteed maximum charge is $0.35 Monthly Per Thousand of Specified Amount for all ages and durations.

The monthly expense charge reimburses us for expenses incurred in the administration of the Contracts and the Variable Account. Such expenses include but are not limited to: underwriting and issuing the Contract, confirmations, annual reports and account statements, maintenance of Contract records, maintenance of Variable Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract Owner servicing and all accounting, valuation, regulatory and updating requirements.

We guarantee that the monthly expense charge will not increase above the guaranteed maximum charge. Even if the guaranteed charges prove to be insufficient, we will not increase the charges above such guaranteed levels and will incur the loss.

COST OF INSURANCE CHARGE

This charge compensates us for the expense of providing insurance coverage. The charge depends on a number of variables and will vary from Contract to Contract and from month to month. For any Contract, we calculate the cost of insurance on a Monthly Anniversary Day by multiplying the current cost of insurance rate for the Insureds by the net amount at risk for that Monthly Anniversary Day. The cost of insurance rate for a Contract on a Monthly Anniversary Day is based on the Insureds' Age, sex, and number of completed Contract Years, Total Sum Insured, and risk class. We currently place each Insured in one of the following classes, based on underwriting:

  Standard Tobacco User;
  Standard Nontobacco User;
  Preferred Nontobacco User; and
  Preferred Tobacco User.

We may place an Insured in a substandard risk class, which involves a higher mortality risk than the Standard Tobacco User or Standard Nontobacco User classes.

The net amount at risk on a Monthly Anniversary Day is the difference between the Death Benefit (discounted at an interest rate which is the monthly equivalent of 4% per year) and the Contract Value (as calculated on that Monthly Anniversary Day before we deduct the cost of insurance charge). If you have chosen Option A for your Death Benefit, the net amount at risk generally will decrease as the Contract Value increases and increase as Contract Value decreases (assuming you do not decrease or increase the Total Sum Insured). (See " HOW YOUR CONTRACT VALUES VARY" page 29 for explanation of the factors that affect Contract Value). If you have chosen Option B or Coverage Option L for your Death Benefit, the net amount at risk generally remains constant. For purposes of determining cost of insurance rates, we allocate Contract Value first to Specified Amount and then to the Additional Insurance Amount coverage in the order in which those coverages were issued. Then we allocate Contract Value to any additional coverage amount applicable under Coverage Option L.

We place the Insureds in risk classes when we approve the Contract, based on our underwriting of the application. When you request an increase in Additional Insurance Amount, we do additional underwriting before approving the increase to determine the risk class that will apply to the increase. If the risk class for the increase has lower cost of insurance rates than the existing risk class, we apply the lower rates to the entire Total Sum Insured. If the risk class for the increase has higher cost of insurance rates than the existing class, we apply the higher rates only to the increase in Total Sum Insured and the existing risk class will continue to apply to the existing Total Sum Insured.

We guarantee that the cost of insurance rates will not exceed the maximum cost of insurance rates set forth in the Contract. The guaranteed rates for standard and preferred risk classes are based on the 1980 Commissioners' Standard Ordinary Mortality Tables, Male or Female, Smoker or Nonsmoker Mortality Rates ("1980 CSO Tables"). The guaranteed rates for substandard classes are based on multiples of or additives to the 1980 CSO Tables.

Our current cost of insurance rates may be less than the guaranteed rates that are set forth in the Contract. We will determine current cost of insurance rates based on our expectations as to future mortality experience. We may change these rates from time to time.

Cost of insurance rates (whether guaranteed or current) for one or both Insureds in a nontobacco user standard class are lower than rates for one or both Insureds of the same age and sex in a tobacco user standard class. Cost of insurance rates (whether guaranteed or current) for one or both Insureds in a nontobacco user or tobacco user standard risk class are lower than rates for one or both Insureds of the same age, sex and tobacco user class in a substandard risk class.

We may make a profit from this charge. Any profit may be used to finance distribution expenses.

Guaranteed Minimum Death Benefit Option Charge. There is no charge for the Guaranteed Minimum Death Benefit Option in the first ten Contract Years. Beginning in Contract Year 11, the charge is $.01 per $1,000 on a current basis and $.03 per $1,000 on a guaranteed basis. This charge is based on the Specified Amount and we will deduct it monthly.

Cost of Additional Benefits Provided by Riders. These charges are part of the Monthly Deduction and vary by the benefit. (See "Fee Table" and "Supplemental and/or Rider Benefits", page 26.)

DAILY MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge from assets in the Subaccounts attributable to the Contracts. This charge does not apply to Fixed Account assets. The current and guaranteed charge is at an annual rate of 0.625% of net assets.

The mortality risk we assume is that the Insureds may die sooner than anticipated and we have to pay Death Benefits greater than we anticipated. The expense risk we assume is that expenses incurred in issuing and administering the Contracts and the Variable Account will exceed the administrative charges we assess. We may make a profit from this charge. Any profit may be used to finance distribution expenses.

TRANSFER PROCESSING FEE

The first six transfers during each Contract Year are free. We will assess a $25 transfer processing fee for each additional transfer. For the purpose of assessing the fee, we will consider each written or telephone, facsimile and electronic mail authorizations request for a transfer to be one transfer, regardless of the number of accounts affected by the transfer. We will deduct the transfer processing fee from the amount being transferred or from the remaining Contract Value, according to your instructions.

SURRENDER CHARGE

During the first ten Contract Years, we will deduct a surrender charge from the Contract Value if the Contract is completely surrendered or lapses. The surrender charge is based on the Specified Amount at issue. We calculate this charge by multiplying the surrender charge factor for the applicable Ages and sex of each Insured by the surrender charge percentages (as shown in Appendix A). The surrender charge factor will vary by each Insureds individual age, risk class, and sex, but will never exceed $50 per thousand of Specified Amount. We then multiply this amount by the Specified Amount, divided by 1,000 to reach the actual charge.

The total surrender charge will not exceed the maximum surrender charge shown in your Contract. We credit any surrender charge deducted upon lapse back to the Contract Value upon reinstatement. The surrender charge on the date of reinstatement will be the same as it was on the date of lapse. For purposes of determining the surrender charge on any date after reinstatement, the period during which the Contract was lapsed will not count.

Under some circumstances the amount of the surrender charge during the first few Contract Years could result in a Cash Surrender Value of zero. This will depend upon a number of factors, but is more likely if:

  Premiums paid are equal to or only a little higher than the Guaranteed Monthly Premium shown in your Contract; or
  if investment performance of the Subaccounts is too low.

The surrender charges calculated are applicable at the end of each Contract Year. After the first Contract Year, we will prorate the surrender charges between Contract Years. However, after the end of the 10th Contract Year, there will be no surrender charge.

PARTIAL SURRENDER FEE

We deduct an administrative charge upon a partial surrender. This charge is the lesser of 2% of the amount surrendered or $25. We will deduct this charge from the Contract Value in addition to the amount requested to be surrendered and it will be considered as part of the partial surrender amount.

FUND EXPENSES

The Funds deduct investment advisory fees and other expenses from Portfolio assets. The value of the net assets of each Subaccount already reflects the investment advisory fees and other expenses incurred by the corresponding Portfolio in which the Subaccount invests. This means that these charges are deducted before we calculate Subaccount Values. These charges are not directly deducted from your Contract Value. For information about the investment advisory fees and other expenses incurred by the Portfolios, see the “Fee Table” of this Prospectus and the accompanying prospectuses for the Funds.

OTHER TAX CHARGE

We do not currently assess a charge for any taxes other than state and local Premium taxes incurred as a result of the operations of the Subaccounts. We reserve the right to assess a charge for such taxes against the Subaccounts if we determine that such taxes will be incurred.

THE CONTRACT

PURCHASING A CONTRACT

This Prospectus provides a general description of the Contracts. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus. Your actual Contract and any endorsements are the controlling documents. If you would like a copy of your Contract and endorsements, contact our Home Office.

WHO SHOULD PURCHASE A CONTRACT

The Contract is designed to provide long-term insurance benefits on the two Insureds and may also provide long-term accumulation of value. You should evaluate the Contract in conjunction with other insurance policies that you own and you should consider your insurance needs and the Contract's long-term investment potential. It may not be an advantage to you to replace existing insurance coverage with this Contract. You should carefully consider replacement especially if the decision to replace existing coverage is based solely on a comparison of illustrations.

APPLYING FOR A CONTRACT

To purchase a Contract, you must complete an application and submit it through an authorized Kansas City Life agent. If you are eligible for temporary life insurance coverage, a temporary insurance agreement (“TIA”) should also accompany the application. As long as the initial Premium Payment accompanies the TIA, the TIA provides insurance coverage from the date we receive the required Premium at our home office to the date we approve your application. In accordance with our underwriting rules, temporary life insurance coverage may not exceed $500,000. The TIA may not be in effect for more than 60 days. At the end of the 60 days, the TIA coverage terminates and we will return the initial Premium to the applicant.

For coverage under the TIA, you must pay an initial Premium Payment that is at least equal to two Guaranteed Monthly Premiums. We require only one Guaranteed Monthly Premium for Contracts when Premium Payments will be made under a pre-authorized payment or combined billing arrangement. (See “Premiums,”)

We require satisfactory evidence of both proposed Insureds’ insurability, which may include a medical examination. The available issue Ages are 20 through 85. Age is determined on the Contract Date based on each Insured’s Age last birthday. The minimum Total Sum Insured is $200,000, with a minimum Specified Amount of $100,000. Acceptance of an application depends on our underwriting rules and we have the right to reject an application.

OWNERSHIP

As the Owner of the Contract, you may exercise all rights provided under the Contract. The Insureds are the Owner, unless a different Owner is named in the application. While at least one of the Insureds is living, the Owner may name a contingent Owner or a new Owner by Written Notice. If a contingent Owner has not been named, on the death of the last surviving Owner, ownership of the Contract passes to the estate of the last Owner to die. The Owner may also be changed prior to the last surviving Insured's death by Written Notice satisfactory to us. A change in Owner may have tax consequences (See “TAX CONSIDERATIONS,” page 38)

CHANGE OF OWNERSHIP

You may change the ownership of the Contract by giving written notice or written request. The change will be effective on the date your request was signed but will have no effect on any payment made or other action taken by us before we receive it. We may require that the contract be submitted for endorsement to show the change. A change of ownership may have tax consequences.

Certain federal income tax consequences may apply to a change of ownership. You should consult with your tax advisor before requesting any changes of ownership.

DETERMINATION OF CONTRACT DATE

In general, when applications are submitted with the required Premium the Contract Date will be the same as that of the TIA. For Contracts where the required Premium is not accepted at the time of application or Contracts where values are applied to the new Contract from another contract, the Contract Date will be the approval date plus up to seven days. There are several exceptions to these rules as described below.

Contract Date Calculated to be 29th, 30th or 31st of Month

No Contracts will be given a Contract Date of the 29th, 30th or 31st of the month. When values are applied to the new Contract from another contract and the Contract Date would be calculated to be one of these dates, the Contract Date will be the 28th of the month. In all other situations in which the Contract Date would be calculated to be the 29th, 30th or 31st of the month, the Contract Date will be the 1st of the next month.

Pre-Authorized Check Payment Plan (PAC) or Combined Billing (CB)-Premium With Application.

If you request PAC or CB and provide the initial Premium with the application, the Contract Date will be the date of approval. Combined Billing is a billing where multiple Kansas City Life contracts are billed together.

Combined Billing (CB)-No Premium With Application.

If you request CB and do not provide the initial Premium with the application, the Contract Date will be the earlier of the first of the month after the Contract is approved or the date the initial Premium is received. However, if approval occurs between the first and fifth of the month the Contract Date will be the first of the same month that we approve the Contract. In addition, if the Contract Date is calculated to be the 29th, 30th or 31st of the month then the Contract Date will be the first of the following month.

Government Allotment (GA) and Federal Allotment (FA).

If you request GA or FA on the application and provide an initial Premium with the application, the Contract Date will be the date of approval. If you request GA or FA and we do not receive the required initial Premium the Contract Date will be the date we receive a full monthly allotment.

The Contract Date is determined by these guidelines except, as provided for under state insurance law, the Owner may be permitted to backdate the Contract to preserve insurance age (and receive a lower cost of insurance rate). In no case may the Contract Date be more than six months prior to the date the application was completed. We will charge a Monthly Deduction from the Contract Date.

If coverage under an existing Kansas City Life insurance contract is being replaced, that contract will be terminated and values will be transferred on the date when you have met all underwriting and other requirements and we have approved your application. We will deduct Contract charges as of the Contract Date.

REPLACEMENT OF EXISTING INSURANCE

It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance or annuity contracts in connection with the purchase of a Contract. You should replace your existing insurance only when you determine that the Contract is better for you. The charges and benefits of your existing insurance may be different from a Contract purchased from us. You may have to pay a surrender charge on your existing insurance, and the Contract will impose a new sales charge and surrender charge period.

You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing contract for cash and then buy the Contract, you may have to pay a tax, including possibly a penalty tax, on the surrender. Also, because we will not issue the Contract until we have received an initial Premium from your existing insurance company, the issuance of the Contract may be delayed.

FREE LOOK RIGHT TO CANCEL CONTRACT

You may cancel your Contract for a refund during your “free-look” period. You may also cancel an increase in Specified Amount that you have requested. The free look period expires on the latest of:

  10 days after you receive your Contract or for an increase, your adjusted Contract;
  45 days after your application for either the Contract or the increase in Specified Amount is signed; or
  10 days after we mail or deliver a cancellation notice.

If you decide to cancel the Contract or an increase in Specified Amount, you must return the Contract to the Home Office or to the authorized Kansas City Life agent who sold it. Immediately after mailing or delivery within the “free-look” period, the Contract or the increase will be deemed void from the beginning. If you cancel the Contract, we will refund Premiums paid within seven calendar days after we receive the returned Contract. (This means that the amount we refund will not reflect either gains or losses resulting from Subaccount performance.) If you cancel an increase in the Specified Amount, we will return any charges attributable to the increase to your Contract Value.

ALLOCATION AND TRANSFERS

PREMIUM ALLOCATIONS AND CREDITING

In the Contract application, you select how we will allocate Premiums (Premium less Premium Expense Charges) among the Subaccounts and the Fixed Account. The sum of your allocations must equal 100%. We may limit the number of Subaccounts to which you allocate net Premiums (not applicable to Texas Contracts). We will never limit the number to less than 15. You may change the allocation percentages at any time by sending Written Notice. You may make changes in your allocation by telephone, facsimile or electronic mail if you have provided proper authorization. (See "Telephone, Facsimile, Electronic Mail and Internet Authorizations", page 41.) The change will apply to the net Premiums received with or after receipt of your notice.

On the Allocation Date, we will allocate the initial net Premium to the Federated Prime Money Fund II Subaccount. If we receive any additional Premiums before the Reallocation Date, we will also allocate the corresponding net Premiums to the Federated Prime Money Fund II Subaccount.

On the Reallocation Date (30 days after the Allocation Date), we will allocate the amount in the Federated Prime Money Fund II Subaccount as directed in your application.

We will credit Premiums received on or after the Reallocation Date as directed by you. The Premiums will be invested within the Valuation Period during which we receive them at our Home Office unless we require additional underwriting. We won't credit Premiums requiring additional underwriting until we have completed underwriting and accept the Premium. If we reject the additional Premium, we will return the Premium promptly, without any adjustment for investment experience.

We may be delayed in processing your Contract application and/or Premiums due to submission delays by your agent. We will not apply any Premium until we have received the Contract application and/or Premium from your agent.

TRANSFER PRIVILEGE

After the Reallocation Date and prior to the Maturity Date, you may transfer amounts among the Subaccounts and the Fixed Account, subject to the following restrictions:

  the minimum transfer amount is the lesser of $250 or the entire amount in that Subaccount or the Fixed Account;
  we will treat a transfer request that reduces the amount in a Subaccount or the Fixed Account below $250 as a transfer request for the entire amount in that Subaccount or the Fixed Account;
  we allow only one transfer to one or more subaccounts each Contract Year from the Fixed Account;
  the amount transferred from the Fixed Account may not exceed 25% of the unloaned Fixed Account Value on the date of transfer (unless the balance after the transfer is less than $250 in which case we will transfer the entire amount);
  we may, where permitted, suspend or modify this transfer privilege at any time with notice to you.

There is no limit on the number of transfers you can make between the Subaccounts or to the Fixed Account. The first six transfers during each Contract Year are free. After the first six transfers, we will assess a $25 transfer processing fee. Unused free transfers do not carry over to the next Contract Year. For the purpose of assessing the fee, we consider each Written Notice or telephone, facsimile or electronic mail request to be one transfer, regardless of the number of Subaccounts or the Fixed Account affected by that transfer. We will deduct the transfer processing fee from the remaining Contract Value.

We will make the transfer on the Valuation Day that we receive Written Notice requesting such transfer. You may also make transfers by telephone, facsimile or electronic mail if you have provided proper authorization. (See "Telephone, Facsimile, Electronic Mail and Internet Authorizations", page 41.)

An excessive number of transfers, including short-term “market timing” transfers, may adversely affect the performance of the underlying Fund in which a Subaccount invests. If, in our sole opinion, a pattern of excessive transfers develops, we have the right not to process a transfer request. Any suspension or modification of the transfer privilege will be communicated in writing and updated in future prospectus. We also have the right not to process a transfer request when the sale or purchase of shares of a Fund is not reasonably practicable due to actions taken or limitations imposed by the Fund.

DOLLAR COST AVERAGING PLAN

The Dollar Cost Averaging Plan is an optional feature available with the Contract. If elected, it enables you to automatically transfer amounts from the Federated Prime Money Fund II Subaccount to other Subaccounts. The goal of the Dollar Cost Averaging Plan is to make you less susceptible to market fluctuations by allocating on a regularly scheduled basis instead of allocating the total amount all at one time. We cannot guarantee that the Dollar Cost Averaging Plan will result in a gain.

Transfers under this plan occur on a monthly basis for a period you choose, ranging from 3 to 36 months. To participate in the plan you must transfer at least $250 from the Federated Prime Money Fund II Subaccount each month. You may allocate the required amounts to the Federated Prime Money Fund II Subaccount through initial or subsequent Premiums or by transferring amounts into the Federated Prime Money Fund II Subaccount from the other Subaccounts or from the Fixed Account. Restrictions apply to transfers from the Fixed Account.

You may elect this plan at the time of application by completing the authorization. You may also elect it at any time after the Contract is issued by completing the election form. You may make changes in dollar cost averaging by telephone, facsimile or electronic mail if you have provided proper authorization.

Dollar cost averaging transfers will start on the next Monthly Anniversary Day on or following the Reallocation Date or the date you request. Once elected, we will process transfers from the Federated Prime Money Fund II monthly until:

  we have completed the designated number of transfers;
  the value of the Federated Prime Money Fund II Subaccount is completely depleted; or
  you send Written Notice instructing us to cancel the monthly transfers.

Transfers made under the Dollar Cost Averaging Plan will not count toward the six free transfers allowed each Contract Year. We may cancel this feature at any time with notice to you. We do not impose a charge for participation in this plan.

PORTFOLIO REBALANCING PLAN

The Portfolio Rebalancing Plan is an optional feature available with the Contract. Under this plan we will redistribute the accumulated balance of each Subaccount to equal a specified percentage of the Variable Account Value. We will do this on a quarterly basis at three-month intervals from the Monthly Anniversary Day on which portfolio rebalancing begins.

The purpose of the Portfolio Rebalancing Plan is to automatically diversify your portfolio mix. This plan automatically adjusts your Portfolio mix to be consistent with your current allocation instructions. If you make a change to your Premium allocation, we will also automatically change the allocation used for portfolio rebalancing to be consistent with the new Premium allocation unless you instruct us otherwise.

The redistribution occurring under this plan will not count toward the six free transfers permitted each Contract Year. If you also have elected the Dollar Cost Averaging Plan and it has not been completed, the portfolio rebalancing Plan will start on the Monthly Anniversary Day after the Dollar Cost Averaging Plan ends.

You may elect this plan at the time of application by completing the authorization on the application. You may also elect it after the Contract is issued by completing the election form. You may make changes in portfolio rebalancing by telephone, facsimile or electronic mail if you have provided proper authorization. Portfolio rebalancing will terminate when:

  you request any transfer unless you authorize a change in allocation at that time; or
  the day we receive Written Notice instructing us to cancel the plan.

If the Contract Value is negative at the time portfolio rebalancing is scheduled, we will not complete the redistribution. We may cancel the Portfolio Rebalancing Plan at any time with notice to you. We do not impose a charge for participation in this plan.

CHANGES IN THE CONTRACT OR BENEFITS

Other Changes. Upon notice to you, we may modify the Contract. We can only do so if such modification is necessary to:

  make the Contract or the Variable Account comply with any applicable law or regulation issued by a governmental agency to which we are subject;
  assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to variable life contracts;
  reflect a change in the operation of the Variable Account; or
  provide additional Variable Account and/or Fixed Account options.

We have the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the assets of the Variable Account. In the event of any such modification, we will issue an appropriate amendment to the Contract, if required. We will exercise these changes in accordance with applicable law, including approval of Contract Owners if required.

SUPPLEMENTAL AND/OR RIDER BENEFITS

The following optional riders are available and may be added to your Contract. We will deduct monthly charges for these optional riders from your Contract Value as part of the Monthly Deduction. All of these riders may not be available in all states.

Contract Split Option Rider

Issue Ages: 20-75

This rider allows you to split the Contract equally (based on Total Sum Insured) into two individual Contracts, one on the life of each Insured. This split option will be offered without evidence of insurability under the condition that you make the request as the result of either:

  the divorce of the two Insureds; or
  as a result of a change in the Unlimited Federal Estate Tax marital deduction or a reduction in the maximum Federal Estate Tax bracket rate to a rate below 25%.

You must also meet specific other conditions in order to qualify. When you exercise this option, we will terminate the existing Contract. (In Pennsylvania, this option may not be exercised in the event of divorce.)

The new contracts will be based on the Insureds' Age and sex, and is based on the risk class at the time of issue of the original Contract.

This rider will terminate at the earlier of the death of the first Insured to die or the older Insured's age 80. The rider will also terminate if you elect to keep the Guaranteed Minimum Death Benefit Option in effect after it is determined that funding is not adequate to cover these rider charges. (See "Guaranteed Minimum Death Benefit Option", page 32.)

The tax consequences of a contract split are uncertain. (See "Tax Treatment of Contract Benefits", page 39). A significant unresolved federal tax issue affecting a Contract is whether the issuance of two individual life insurance contracts in exchange for a survivorship life insurance contract will be treated as a nontaxable exchange. If you are considering a contract split, you should be aware that it is possible that such a contract split may not be treated as a nontaxable exchange, in which case the tax treatment of the Contract could be significantly less favorable than that described in this discussion. In addition, it is not clear whether two individual contracts received in exchange for a survivorship contract in a Contract split transaction will be classified as modified endowment contracts. Before proceeding with a contract split, you should consult a competent tax adviser as to the possible tax consequences of such a split.

Joint First to Die Term Life Insurance Rider

Issue Ages: 20-85

This rider covers the Insureds under the Contract and provides yearly renewable term coverage on the first Insured to die on or before the older Insured's age 100 and while this rider is in force. Coverage amounts may differ between the two Insureds, but the maximum coverage equals to Total Sum Insured and the minimum non-zero coverage equals $10,000. You may increase (subject to insurability) or decrease the coverage under this rider. You may also choose at issue a schedule for the coverage to decrease annually. The scheduled decreases may be based on the percentage of the coverage amount ranging up to 25% of the rider coverage amount or may be a flat dollar amount. If this rider is elected, the Guaranteed Minimum Death Benefit Option is not available on the Contract.

Joint Survivorship Four- Year Term Life Insurance Rider

Issue Ages: 20-85

This rider provides renewable one-year level term insurance and expires at the end of the fourth contract year. The term insurance provides a death benefit payable at the death of the last surviving Insured. The minimum coverage is $100,000 and the maximum coverage is equal to the Total Sum Insured. This rider is available at issue only.

The rider will also terminate if you elect to keep the Guaranteed Minimum Death Benefit Option in effect after it is determined that funding is not adequate to cover these rider charges. (See "Guaranteed Minimum Death Benefit Option", page 22.)

Additional rules and limits apply to these optional riders. Not all such benefits may be available at any time, and optional benefits or riders in addition to those listed above may be made available. Please ask your Kansas City Life agent for further information, or contact the Home Office.

PREMIUMS

PREMIUMS

The Contract is flexible with regard to the amount of Premiums you pay. When we issue the Contract we establish a Planned Premium set by you. This amount is only an indication of your preference in paying Premiums. You may change this amount at any time. You may pay additional Unscheduled Premiums at any time while the Contract is in force. We have the right to limit the number (except in Texas) and amount of such Premiums. We do have requirements regarding the minimum and maximum premium amounts that you can pay.

We deduct Premium expense charges from all Premiums prior to allocating them to your Contract. (See "CHARGES AND DEDUCTIONS", page 19.)

           Minimum Premium Amounts. The minimum initial Premium required is the least amount for which we will issue a Contract. This amount depends on a number of factors. These factors include Age, sex, and risk class of the proposed Insureds, the Specified Amount, any supplemental and/or rider benefits, and the Planned Premium you propose to make. (See "Planned Premiums", page 28.) Consult your Kansas City Life agent for information about the initial Premium required for the coverage you desire.

Each Premium Payment after the initial Premium Payment must be at least $25.

           Maximum Premium Information. Total Premiums paid may not exceed premium limitations for life insurance set forth in the Internal Revenue Code. We will monitor Contracts and will notify you if a Premium exceeds this limit and will cause the Contract to violate the definition of insurance. You may choose to take a refund of the portion of the Premium that we determine is in excess of the guideline premium limit or you may submit an application to increase the Additional Insurance Amount, subject to our underwriting approval. If you choose to increase the Additional Insurance Amount and the Insured fails to meet our underwriting requirements for the required increase in coverage, we have the right to refund, with interest, any Premium that we determine is in excess of the guideline premium limit. (See "TAX CONSIDERATIONS", page 38.)

Your Contract may become a modified endowment contract if Premiums exceed the “7-Pay Test" as set forth in the Internal Revenue Code. We will monitor Contracts and will attempt to notify you on a timely basis if, based on our interpretation of the relevant tax rules, your Contract is in jeopardy of becoming a modified endowment contract. (See "TAX CONSIDERATIONS", page 38.)

We have the right to require satisfactory evidence of insurability prior to accepting Unscheduled Premiums. (See "Premium Allocations and Crediting", page 24.)

           General Premium Information. You must pay Premiums by check payable to Kansas City Life Insurance Company or by any other method that we deem acceptable. You must clearly mark a loan repayment as such or we will credit it as a Premium. (See "Contract Loans", page 35.)

If mandated under applicable law, we may be required to reject a Premium payment. We may also be required to provide additional information about your account to government regulators. In addition, we may be required to block a Contract Owner’s account and thereby refuse to pay any request for transfers, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

           Planned Premiums. When applying for a Contract, you select a plan for paying Premiums. Failure to pay Planned Premiums will not necessarily cause a Contract to lapse. Conversely, paying all Planned Premiums will not guarantee that a Contract will not lapse. You may elect to pay level Premiums quarterly, semi-annually or annually. You may also arrange to pay Planned Premiums on a special monthly or quarterly basis under a pre-authorized payment arrangement.

You are not required to pay Premiums in accordance with your plan. You can pay more or less than planned or skip a Planned Premium entirely. (See, "Premiums to Prevent Lapse", page 28, and "Guaranteed Minimum Death Benefit Option", page 32.) Subject to the minimum and maximum limits described above, you can change the amount and frequency of Planned Premiums at any time.

           Premiums Upon an Increase in Additional Insurance Amount. Depending upon the Contract Value at the time of an increase and the amount of the increase requested, you may need to pay an additional Premium or change the amount of Planned Premiums. (See "Increases in the Additional Insurance Amount," page 34.)

           Guaranteed Payment Period and Guaranteed Monthly Premium. During the Guaranteed Payment Period, we guarantee that your Contract will not lapse if your Premiums meet the Guaranteed Monthly Premium requirement. For this guarantee to apply, the total Premiums must be at least equal to the sum of:

  the amount of accumulated Guaranteed Monthly Premiums in effect; and
  additional Premium amounts to cover the total amount of any partial surrenders or Contract Loans you have made.
The Guaranteed Payment Period applies for three years after the Contract Date. The Contract shows the Guaranteed Monthly Premium.

The factors we use to determine the Guaranteed Monthly Premium vary by risk class, issue Age, and sex. In calculating the Guaranteed Monthly Premium, we include additional amounts for substandard ratings and optional benefits and/or riders. If you make a change to your Contract, we will:

  re-calculate the Guaranteed Monthly Premium;
  notify you of the new Guaranteed Monthly Premium; and
  amend your Contract to reflect the change.

PREMIUMS TO PREVENT LAPSE

Your Contract will terminate if there is insufficient value remaining in the Contract at the end of the Grace Period. Since the value of amounts allocated to the Variable Account will vary according to the investment performance of the Funds, the specific amount of Premiums required to prevent lapse will also vary.

On each Monthly Anniversary Day we will check your Contract to determine if there is enough value to prevent lapse. If your Contract does lapse you must pay the required amount before the end of the Grace Period to prevent your Contract from terminating.

Under the Guaranteed Payment Period. The conditions to prevent lapse will depend on whether a Guaranteed Payment Period is in effect as follows:

During the Guaranteed Payment Period. The Contract lapses and a Grace Period starts if:
  there is not enough Cash Surrender Value in your Contract to cover the Monthly Deduction; and
  the Premiums paid are less than required to guarantee lapse will not occur during the Guaranteed Payment Period.

           If lapse occurs, the Premium you must pay to keep the Contract in force will be equal to the lesser of:

  the amount to guarantee the Contract won't lapse during the Guaranteed Payment Period less the accumulated Premiums you have paid; and
  enough Premium to increase the Cash Surrender Value to at least the amount of three Monthly Deductions.

           After the Guaranteed Payment Period. The Contract lapses and a Grace Period starts if the Cash Surrender Value is not enough to cover the Monthly Deduction. To prevent the Contract from terminating at the end of the Grace Period you must pay enough Premium to increase the Cash Surrender Value to at least the amount of three Monthly Deductions. You must make this payment before the end of the Grace Period.

           Under the Guaranteed Minimum Death Benefit Option. If you elect the Guaranteed Minimum Death Benefit Option we guarantee that the Specified Amount will remain in force as long as you meet the Guaranteed Minimum Death Benefit Option Premium requirement. If you fail to meet the Guaranteed Minimum Death Benefit Option Premium requirement, the Guaranteed Minimum Death Benefit Option will terminate and the Premiums required to prevent lapse will be determined just as for a Contract without a Guaranteed Minimum Death Benefit Option. The Guaranteed Minimum Death Benefit Option does not guarantee riders and any riders will terminate if the Cash Surrender Value of your Contract becomes negative. (See "Guaranteed Minimum Death Benefit Option," page 32.)

If you did not elect this option or if you do not pay the Premium required to keep the option in effect, your Contract will lapse at the end of the Grace Period if there is insufficient value remaining in the Contract. Since the value of amounts allocated to the Variable Account will vary according to the investment performance of the Funds, the specific amount of Premiums required to prevent lapse will also vary.

           For Contracts That Do Not Have the Guaranteed Minimum Death Benefit Option. On each Monthly Anniversary Day we will check your Contract to determine if there is enough value to prevent lapse. If your Contract does lapse you must pay the required amount before the end of the Grace Period. The amount required is enough Premium to increase the Cash Surrender Value to at least the amount of three Monthly Deductions.

           For Contracts That Do Have the Guaranteed Minimum Death Benefit Option. We will check your Contract on each Monthly Anniversary Day to determine if you have met the Guaranteed Minimum Death Benefit Option Premium requirement. If you have met the requirement, then we guarantee that the Contract will not lapse. If you have not met the requirement then you have 61 days to keep the option in force by paying the amount that will satisfy the Guaranteed Minimum Death Benefit Option Premium requirement. (See "Guaranteed Minimum Death Benefit Option", page 32)

           Effective of Insufficient Premium Levels. While these above premiums levels will prevent policy lapse, paying only this level premium required may forego advantages of building up significant contract value. Premium payments less than those described above will not further erode the build-up of contract value, but will mean the future premium required to keep the contract in force must be sufficient to maintain a positive cash surrender value. This premium could be significantly higher or lower than the premium required to keep the contract in force during the guaranteed payment period or under the guaranteed minimum death benefit option.

           Grace Period. The purpose of the Grace Period is to give you the chance to pay enough Premiums to keep your Contract in force. We will send you notice of the amount required to be paid. The Grace Period is 61 days and starts when we send the notice. Your Contract remains in force during the Grace Period. If the last surviving Insured dies during the Grace Period, we will pay the Death Proceeds, but we will deduct any Monthly Deduction due. (See "Amount of Death Proceeds", page 31.) If you do not pay adequate Premiums before the Grace Period ends, your Contract will terminate and your Cash Surrender Value, if any, will be returned. (See "Reinstatement of Contract", page 38)

HOW YOUR CONTRACT VALUES VARY

Your Contract does not provide a minimum guaranteed Contract Value or Cash Surrender Value. Values will vary with the investment experience of the Subaccounts and/or the crediting of interest in the Fixed Account, and will depend on the allocation of Contract Value. If the Cash Surrender Value on a Monthly Anniversary Day is less than the amount of the Monthly Deduction on that date and the Guaranteed Payment Period is not then in effect, the Contract will be in default and a Grace Period will begin. (See "Premiums to Prevent Lapse", page 28) (See "Guaranteed Payment Period and Guaranteed Monthly Premium", page 28 and "Grace Period", page 29) However, we also offer an optional Guaranteed Minimum Death Benefit Option which guarantees the Death Benefit provided certain requirements are met. (See "Guaranteed Minimum Death Benefit Option", page 32)

BONUS ON CONTRACT VALUE IN THE VARIABLE ACCOUNT

We may credit a bonus to the Contract on each Monthly Anniversary Day beginning on the first Monthly Anniversary Day following the Contract Date. The monthly bonus applies to Contracts with a Total Sum Insured of $5,000,000 and above and equals an annual rate of 0.125% of the Contract Value in each Subaccount of the Variable Account. We pay these bonus amounts out of savings we derive from the higher values of the contract. We do not guarantee that we will pay the bonus.

DETERMINING THE CONTRACT VALUE

On the Allocation Date, the Contract Value is equal to the initial Premium less the Premium Expense Charges and Monthly Deduction deducted from the Contract Date. On each Valuation Day thereafter, the Contract Value is the aggregate of the Subaccount Values and the Fixed Account Value (including the Loan Account Value). The Contract Value will vary to reflect the following:

  performance of the selected Subaccounts;
  interest credited on amounts allocated to the Fixed Account;
  interest credited on amounts in the Loan Account;
  charges;
  transfers;
  partial surrenders; and
  loans and loan repayments.

Subaccount Values. When you allocate an amount to a Subaccount, either by Premium or transfer, we credit your Contract with Accumulation Units in that Subaccount. The number of Accumulation Units in the Subaccount is determined by dividing the amount allocated to the Subaccount by the Subaccount's Accumulation Unit value for the Valuation Day when the allocation is made.

The number of Subaccount Accumulation Units credited to your Contract will increase when you allocate Premiums to the Subaccount and when you transfer amounts to the Subaccount. The number of Subaccount Accumulation Units credited to a Contract will decrease when:

  we take the allocated portion of the Monthly Deduction from the Subaccount;
  you make a loan;
  you transfer an amount from the Subaccount; or
  you take a partial surrender (including the Partial Surrender Fee) from the Subaccount.

Accumulation Unit Values. A Subaccount's Accumulation Unit value varies to reflect the investment experience of the underlying Portfolio. It may increase or decrease from one Valuation Day to the next. We arbitrarily set the Accumulation Unit value for each Subaccount at $10 when we established the Subaccount. For each Valuation Period after establishment, the Accumulation Unit value is determined by multiplying the value of an Accumulation Unit for a Subaccount for the prior Valuation Period by the Net Investment Factor for the Subaccount for the current valuation period.

Net Investment Factor. The Net Investment Factor is an index used to measure the investment performance of a Subaccount from one Valuation Day to the next. It is based on the change in net asset value of the Fund shares held by the Subaccount and reflects any gains or losses in the Subaccounts, dividends paid, any capital gains or losses, any taxes and the daily mortality and expense risk charge.

Fixed Account Value. On any Valuation Day, the Fixed Account Value of a Contract will be equal to:

  the Fixed Account Value on the preceding Valuation Day; plus all Premiums allocated to the Fixed Account since the preceding Valuation Day; plus any amounts transferred to the Fixed Account since the preceding Valuation Day(including amounts transferred in connection with Contract loans); plus interest credited on such Premiums and amounts transferred from the preceding Valuation Day to the date of calculation; less the amount of any transfers from the Fixed Account to the subaccounts since the preceding Valuation Day; less the amount of any partial surrenders (including the Partial Surrender Fee) taken from the Fixed Account since the preceding Valuation Day; less interest on such transferred and withdrawn amounts from the effective dates of such transfers or withdrawals to the date of calculation; less the pro rata portion of the Monthly Deduction deducted from the Fixed Account.

Loan Account Value. On any Valuation Day, if there have been any Contract loans, the Loan Account Value is equal to:

  amounts transferred to the Loan Account from the Subaccounts and from the unloaned value in the Fixed Account as collateral for Contract loans and for due and unpaid loan interest; less amounts transferred from the Loan Account to the Subaccounts and the unloaned value in the Fixed Account as the Loan Balance is repaid.

CASH SURRENDER VALUE

The Cash Surrender Value is the amount you have available in cash if you fully surrender the Contract. We use this amount to determine whether a partial surrender may be taken, whether Contract loans may be taken, and whether a Grace Period starts. (See "Premiums to Prevent Lapse", page 28.) The Cash Surrender Value on the Valuation Day is equal to the Contract Value less any applicable surrender charges and any Loan Balance. (See "Surrendering the Contract for Cash Surrender Value", page 36.).

COMPANY HOLIDAYS

We are closed on the following holidays: New Year's Day, President's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. We will recognize holidays that fall on a Saturday on the previous Friday. We will recognize holidays that fall on a Sunday on the following Monday. On these holidays, there will be no valuation.

DEATH BENEFIT

As long as the Contract remains in force, we will pay the Death Proceeds upon receipt at the Home Office of satisfactory proof of death of the last surviving Insured. We may also require proof of the death of the Insured who died first and may require return of the Contract. We will pay Death Proceeds in a lump sum. (see "Payment of Proceeds", page 38) or, if you prefer, under a payment option (See "Payment Options", page 37). We will pay Death Proceeds to the Beneficiary. (See "Selecting and Changing the Beneficiary", page 35.)

AMOUNT OF DEATH PROCEEDS

The Death Proceeds payable upon the death of the last surviving Insured is equal to the following:

the greater of the Death Benefit under the Coverage Option selected (calculated as of the date of the last surviving Insured's death) or the Corridor Death Benefit; plus an amount equal to any benefits provided by any optional benefits or riders; plus any Premiums received after the date of death; minus
  any Loan Balance on that date; minus
  any past due Monthly Deduction if the death occurred during a Grace Period.

Under certain circumstances, the amount of the Death Benefit may be further adjusted or the Death Benefit may not be payable.

The Guaranteed Minimum Death Benefit Option, if in effect, provides a minimum Death Benefit. If all or part of the Death Proceeds are paid in one sum, we will pay interest on this sum (as required by applicable state law) from the date of receipt of due proof of the last surviving Insured's death to the date of payment.

TOTAL SUM INSURED, SPECIFIED AMOUNT, ADDITIONAL INSURANCE AMOUNT

The Total Sum Insured, Specified Amount and the Additional Insurance Amount are set at the time the Contract is issued. The Specified Amount plus the Additional Insurance Amount equals the Total Sum Insured. The minimum Total Sum Insured is $200,000. Within the Total Sum Insured minimum, we also require that the minimum Specified Amount be $100,000, while the minimum Additional Insurance Amount is required to be $10,000. The maximum amount of initial Additional Insurance Amount coverage is four times the Specified Amount at issue.

You may decrease the Total Sum Insured or increase the Additional Insurance Amount as described below. The Guaranteed Minimum Death Benefit Option only applies to the Specified Amount and not to the Additional Insurance Amount. Therefore, even if the Guaranteed Minimum Death Benefit Option is in effect, if the Contract Value is insufficient to pay the Monthly Deduction, the Additional Insurance Amount may lapse. (See "Guaranteed Minimum Death Benefit Option", page 32.)

COVERAGE OPTIONS

When you apply for the Contract, you may choose one of three Coverage Options, which will be used to determine the Death Benefit:

  Option A: Death Benefit is equal to the Total Sum Insured on the date of death of the last surviving Insured.
  Option B: Death Benefit is equal to the Total Sum Insured on the date of death of the last surviving Insured, plus the Contract Value on the date of such death.
  Option L: Death Benefit will be the sum of: (1) the Total Sum Insured on the date of death of the last surviving Insured; and (2) the Contract Value on the Contract Anniversary preceding the death of the last surviving Insured multiplied by the applicable Option L Death Benefit Percentage less the Total Sum Insured on that Contract Anniversary. If the amount in (2) of the Option L Death Benefit calculation is less than zero then the Option L Death Benefit will be the amount calculated in (1).

You may also change the Coverage Option, as described below. However, Coverage Option L is only available at issue. If a coverage option is not specified at the time of application, we will contact your representative to find out which Coverage Option the contract holder has selected.

We will increase Death Benefits under any Coverage Option by any additional benefits provided by riders in force on the date of death of the last surviving Insured, and any Premiums received after the date of death. We will also refund any cost of insurance charge deducted for the period beyond the date of death. We will reduce the Death Benefits by any Loan Balance.

CORRIDOR DEATH BENEFIT

The purpose of the Corridor Death Benefit is to ensure that the amount of insurance we provide meets the definition of life insurance under the Internal Revenue Code. We calculate the Corridor Death Benefit by multiplying the Contract Value by the appropriate corridor percentage. The corridor percentages vary by Age, sex, risk class, Specified Amount, Additional Insurance Amount, the number of years coverage has been in effect and any applicable optional benefits or riders. Please refer to your Contract for further information regarding corridor percentages.

GUARANTEED MINIMUM DEATH BENEFIT OPTION

An optional Guaranteed Minimum Death Benefit Option is available only at issue. This option is not available if you elect Coverage Option B or if the Joint First to Die Rider is issued. If you choose this option, it guarantees that we will pay the Specified Amount (less Loan Balance and any past due charges) upon the death of the last surviving Insured, regardless of the Contract's investment performance, if you meet the Guaranteed Minimum Death Benefit Option Premium requirement. The Guaranteed Minimum Death Benefit Option does not guarantee any Additional Insurance Amount.

The Guaranteed Minimum Death Benefit Option Premium is the amount which guarantees that the Guaranteed Minimum Death Benefit Option will remain in effect. Your Contract shows the Guaranteed Minimum Death Benefit Option Premium. You satisfy the Guaranteed Minimum Death Benefit Option Premium requirement if, on each Monthly Anniversary Day, the cumulative Premiums that you have paid equal or exceed the cumulative Guaranteed Minimum Death Benefit Option Premiums plus any Loan Balance.

"Cumulative Premiums that you have paid" means the amount that is equal to:

  the sum of all Premiums paid; less
  the sum of all partial surrenders; with
  (a) and (b) each accumulated at an annual effective interest rate of 4% from the date your Contract is issued to the Monthly Anniversary Day on which the Guaranteed Minimum Death Benefit Option Premium requirement is calculated.

"Cumulative Guaranteed Minimum Death Benefit Option Premiums" is equal to the sum of the Guaranteed Minimum Death Benefit Option Premiums. Each such Premium is accumulated at an annual effective interest rate of 4% to the Monthly Anniversary Day on which the Guaranteed Minimum Death Benefit Option Premium requirement is calculated.

If you do not meet the Guaranteed Minimum Death Benefit Option Premium requirement, the Guaranteed Minimum Death Benefit Option is in default. A 61-day notice period begins on the day we mail the notice that the option is in default and informs you of the amount of Premium required to maintain the Guaranteed Minimum Death Benefit Option. The Premium amount required to prevent default of the option is equal to:

  the cumulative Guaranteed Minimum Death Benefit Option Premium plus any Loan Balance; less the cumulative paid Premium.

The Guaranteed Minimum Death Benefit Option will terminate if you do not pay sufficient Premium by the end of the notice period.

If the Contract contains any Additional Insurance Amount coverage or any optional benefit riders, then we will also test the Contract to ensure that the you have funded the Contract at a sufficient level to support the Additional Insurance Amount or other optional riders. On each Monthly Anniversary Day we will test the Cash Surrender Value to determine if it is sufficient to cover the Monthly Deduction. If not, a 61-day notice period begins on the day we mail notice of the amount of Premium required to keep the Additional Insurance Amount and/or any optional riders in effect. The Premium required to keep the Additional Insurance Amount is equal to the amount which would provide a Cash Surrender Value equal to three Monthly Deduction. If we do not receive payment at least equal to the default Premium by the end of the notice period, we will terminate the additional insurance amount and other optional benefit riders.

We do not charge for this option during the first 10 Contract Years. Beginning in Contract Year 11 we will apply a monthly charge per $1,000 of Specified Amount at issue. The Guaranteed Minimum Death Benefit Option is not available for:

  Coverage Option B Contracts;
  Contracts on which the Additional Insurance Amount exceeds or is scheduled to exceed the Specified Amount; or
  Contracts which include the Joint First to Die Rider.

The Guaranteed Minimum Death Benefit Option will terminate:

  upon your request;
  if you change the Coverage Option to B; or
  if you increase the Additional Insurance Amount to more than the Specified Amount.

You may apply to have the Guaranteed Minimum Death Benefit Option reactivated within two years of termination of such option. Re-activation requires:

  Written Notice to restore the option;
  evidence of insurability of the Insureds satisfactory to us, unless you request re-activation within one year after the beginning of the notice period, and payment of the amount by which the cumulative Guaranteed Minimum Death Benefit Option Premium plus the Loan Balance exceeds the cumulative paid Premiums on the date of re-activation.

On the Monthly Anniversary Day on which the re-activation takes effect, we will deduct from the Contract Value any unpaid Guaranteed Minimum Death Benefit Option charges. We have the right to deny re-activation of the Guaranteed Minimum Death Benefit Option more than once during the life of the Contract.

EFFECT OF COMBINATIONS OF SPECIFIED AMOUNT AND ADDITIONAL INSURANCE AMOUNT

You should consider the following factors in determining how to allocate coverage in the form of the Specified Amount or in the form of an Additional Insurance Amount:

  the Specified Amount cannot be increased after issue, while the Additional Insurance Amount may be increased after issue, subject to application and evidence of insurability;
  the Additional Insurance Amount does not increase the Guaranteed Monthly Premium under a Contract. Accordingly, the amount of compensation paid to the agent may be less if coverage is included as Additional Insurance Amount, rather than as Specified Amount;
  the monthly per thousand charges are only charged on the Specified Amount not on the Additional Insurance Amount, therefore contracts with higher amounts of Additional Insurance Amounts may have greater Contract Values.
  the Guaranteed Minimum Death Benefit Option covers only the Specified Amount and does not cover the Additional Insurance Amount. If the Contract Value is insufficient to pay the monthly expenses (including charges for the Additional Insurance Amount) the Additional Insurance Amount and rider coverage will terminate, even though the Specified Amount may stay in effect under the Guaranteed Minimum Death Benefit Option.

Generally, you will incur lower Contract Year charges and have more flexible coverage with respect to the Additional Insurance Amount than with the Specified Amount. On the other hand, if you wish to take advantage of the Guaranteed Minimum Death Benefit Option, the proportion of the Total Sum Insured that is guaranteed can be increased by taking out a larger part of the coverage as Specified Amount at the time of issue. The Guaranteed Minimum Death Benefit Option is not available at all if the Additional Insurance Amount exceeds or is scheduled to exceed the Specified Amount at any time. In such case, it could be to your advantage to increase the amount of coverage applied for at issue as Specified Amount in order that the Guaranteed Minimum Death Benefit Option will be available. However, if this guarantee is not important to you, you could choose to maximize the proportion of the Additional Insurance Amount.

SIMULTANEOUS DEATH OF BENEFICIARY AND THE LAST SURVIVING INSURED

We will pay death proceeds as though the beneficiary died before the death of the last surviving Insured if:

  the beneficiary dies at the same time as or within 15 days of the death of the last surviving Insured; and
  we have not paid the proceeds to the beneficiary within this 15-day period.

CHANGES IN DEATH BENEFIT

EFFECT OF INVESTMENT PERFORMANCE ON DEATH BENEFIT

If investment performance is favorable, the amount of the Death Proceeds may increase. The impact of investment performance will vary depending upon which Coverage Option applies:

  Under Option A, the Death Proceeds will not usually change for several years to reflect any favorable investment performance and may not change at all.;
  Option B provides a Death Benefit that varies directly with the investment performance of the Contract Value;
  Option L provides a Death Benefit pattern that can be level for several years and then can increase at a particular time that you choose.

CHANGES IN COVERAGE OPTION

We have the right to require that no change in Coverage Option occurs during the first Contract Year and that you make no more than one change in Coverage Option in any 12-month period. After any change, we require the Total Sum Insured be at least $200,000 and the Specified Amount to be at least $100,000. The effective date of the change will be the Monthly Anniversary Day that coincides with or next follows the day that we receive and accept the request. We may require satisfactory evidence of insurability.

If the Coverage Option is Option B or Option L, it may be changed to Option A. The Total Sum Insured will not change. The effective date of change will be the Monthly Anniversary Day following the date we receive and approve your application for change.

If the Coverage Option is Option A or Option B you may not change it to Option L. Coverage Option L is only available at issue, so no changes to Option L are allowed.

If the Coverage Option is Option A or Option L, you may change it to Option B subject to satisfactory evidence of insurability. This change will decrease the Total Sum Insured. The new Total Sum Insured will be the greater of the Total Sum Insured less the Contract Value as of the date of change or $25,000.

If the Coverage Option is changed to B, the Guaranteed Minimum Death Benefit Option, if in effect, will terminate.

We have the right to decline any Coverage Option change that we determine would cause the Contract to not qualify as life insurance under applicable tax laws.

Changes in the Coverage Option may have tax consequences. You should consult a tax adviser before changing the Coverage Option.

INCREASES IN THE ADDITIONAL INSURANCE AMOUNT

You may make increases to the Additional Insurance Amount through either scheduled annual increases requested at issue or unscheduled increases you request. The maximum Additional Insurance Amount coverage at issue is four times the Specified Amount. This coverage may increase to a maximum of eight times the Specified Amount after issue under scheduled annual increases.

           Scheduled Increases. Scheduled increases to the Additional Insurance Amount, subject to our approval, may be based on a flat amount annual increase or a percentage annual increase. Available percentage increases range from 0-25% of the Additional Insurance Amount. We will base the percentage increase on the specified percentage of the Additional Insurance Amount at the time the scheduled increase occurs. Available amounts for a flat amount increase range from 0-25% of the Additional Insurance Amount at issue. The Guaranteed Minimum Death Benefit Option is not available if the Additional Insurance Amount is, or is scheduled to, exceed the Specified Amount.

           Unscheduled Increases. You may request increases to the Additional Insurance Amount other than the scheduled annual increases available at issue. We have the right to not allow increases in Additional Insurance Amount during the first Contract Year and to allow only one increase in any 12-month period. The following requirements apply for an unscheduled increase:

  you must submit an application for the increase;
  we may require satisfactory evidence of insurability;
  any requested, unscheduled increase in the Additional Insurance Amount must be at least $10,000;
  the Insureds' attained Age must be less than the current maximum issue Age for the Contracts, as we determine from time to time;
  a change in Planned Premiums may be advisable;
  the increase in the Additional Insurance Amount will become effective on the Monthly Anniversary Day on or following the date we approve the request for the increase;
  if the Additional Insurance Amount is increased to be greater than the Specified Amount, the Guaranteed Minimum Death Benefit Option, if applicable, will terminate.

For both a scheduled and unscheduled increase, if the Cash Surrender Value is at any time insufficient to pay the Monthly Deduction for the Contract, the Additional Insurance Amount and riders will terminate in order to preserve the Guaranteed Minimum Death Benefit Option. (See "Guaranteed Minimum Death Benefit Option", page 32.) Any increase in the Additional Insurance Amount will not effect the surrender charge or the Guaranteed Monthly Premium. Increases in the Additional Insurance Amount may have tax consequences. You should consult a tax adviser before increasing the Additional Insurance Amount.

DECREASES IN TOTAL SUM INSURED

You may request a decrease in the Total Sum Insured. When you make a decrease in Total Sum Insured, we will first reduce any amount of Additional Insurance Amount remaining. Then we will reduce the Specified Amount. If the Specified Amount is decreased, the Guaranteed Minimum Death Benefit Option coverage amount will be decreased by the same amount. Under certain circumstances, a partial surrender will result in a decrease in the Total Sum Insured. (See "Partial Surrenders", page 36.)

We have the right to require that no decreases occur during the first Contract Year and that you make no more than one decrease in any 12-month period.

We require that the Total Sum Insured after any decrease be at least $200,000 and that the Specified Amount be $100,000. You must provide Written Notice of your request to decrease your Total Sum Insured. The effective date of the decrease will be the Monthly Anniversary Day following the date we receive your application.

Decreasing the Total Sum Insured may have the effect of decreasing monthly cost of insurance charges. A decrease in the Total Sum Insured will not affect the surrender charge and will not decrease the Guaranteed Monthly Premium or Guaranteed Minimum Death Benefit Option Premium. (See "Surrender Charge", page 21.)

A decrease in the Total Sum Insured may have adverse tax consequences. You should consult a tax adviser before decreasing the Total Sum Insured.

SELECTING AND CHANGING THE BENEFICIARY

You select the Beneficiary in your application. You may change the Beneficiary in accordance with the terms of the Contract. If you designate a Beneficiary as irrevocable, then you must obtain the Beneficiary's consent to change the Beneficiary. The Primary Beneficiary is the person entitled to receive the Death Proceeds under the Contract. If the Primary Beneficiary is not living, the Contingent Beneficiary is entitled to receive the Death Proceeds. If both Insureds die and there is no surviving Beneficiary, the Owner will be the Beneficiary.

CASH BENEFITS

CONTRACT LOANS

You may borrow from your Contract while the Insured is living by submitting a Written Request to us. You may also make loans by telephone, facsimile and electronic mail if you have provided proper authorization to us. (See “Telephone, Facsimile, Electronic Mail and Internet Authorizations,” page 41.) The maximum loan amount available is the Contract’s Cash Surrender Value on the effective date of the loan less loan interest to the next Contract Anniversary. We will process Contract loans as of the date your request is received and approved. We will send Loan Proceeds to you, usually within seven calendar days. (See “Payment of Proceeds,” page 38.)

           Interest. We will charge interest on any Loan Balance at an annual rate of 6.0%. Interest is due and payable at the end of each Contract Year while a loan is outstanding. If you don't pay interest when due, we add the interest to the loan and it becomes part of the Loan Balance.

           Loan Collateral. When you make a Contract loan, we transfer an amount sufficient to secure the loan out of the Subaccounts and the unloaned value in the Fixed Account and into the Contract's Loan Account. We will reduce the Cash Surrender Value by the amount transferred to the Loan Account. The loan does not have an immediate effect on the Contract Value. You can specify the Variable Accounts and/or Fixed Account from which we transfer collateral. If you don't specify, we will transfer collateral in the same proportion that the Contract Value in each Subaccount and the unloaned value in the Fixed Account bears to the total Contract Value in those accounts on the date you make the loan. On each Contract Anniversary, we will transfer an amount of Cash Surrender Value equal to any due and unpaid loan interest to the Loan Account. We will transfer due and unpaid interest in the same proportion that each Subaccount Value and the unloaned value in the Fixed Account Value bears to the total unloaned Contract Value.

We will credit the Loan Account with interest at an effective annual rate of not less than 4.0%. Thus, the maximum net cost of a loan is 2.0% per year. (The net cost of a loan is the difference between the rate of interest charged on Loan Balance and the amount credited to the Loan Account). We will add the interest earned on the Loan Account to the Fixed Account.

           Preferred Loan Provision. Beginning in the eleventh Contract Year, an additional type of loan is available. It is called a preferred loan. For a preferred loan we will credit the amount in the Loan Account securing the preferred loan with interest at an effective annual rate of 6.0%. Thus, the net cost of the preferred loan is 0.0% per year. The maximum amount available for a preferred loan is the Contract Value less Premiums paid. This amount may not exceed the maximum loan amount. The preferred loan provision is not guaranteed.

The tax consequences of a preferred loan are uncertain. You should consult a tax adviser if you are considering taking out a preferred loan.

           Loan Repayment. You may repay all or part of your Loan Balance at any time while the Insured is living and the Contract is in force. Each loan repayment must be at least $10.00. Loan repayments must be sent to the Home Office and we will credit them as of the date received. You should clearly mark a loan repayment as such or we will be credit it as a Premium. (Premium expense charges do not apply to loan repayments, unlike unscheduled Premiums.) When you make a loan repayment, we transfer Contract Value in the Loan Account in an amount equal to the repayment from the Loan Account to the Subaccounts and the unloaned value in the Fixed Account. Thus, a loan repayment will immediately increase the Cash Surrender Value by the amount transferred from the Loan Account. A loan repayment does not have an immediate effect on the Contract Value. Unless you specify otherwise, we will transfer loan repayment amounts to the Subaccounts and the unloaned value in the Fixed Account according to the Premium allocation instructions in effect at that time.

           Effect of Contract Loan. A loan, whether or not repaid, will have a permanent effect on the Death Benefit and Contract Values because the investment results will apply only to the non-loaned portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Subaccounts or credited interest rates for the unloaned value in the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable. Loans may increase the potential for lapse if investment results of the Subaccounts are less than anticipated. Loans can (particularly if not repaid) make it more likely than otherwise for a Contract to terminate. See "TAX CONSIDERATIONS," page 38, for a discussion of the tax treatment of Contract loans and the adverse tax consequences if a Contract lapses with loans outstanding. In particular, if your Contract is a "modified endowment contract," loans may be currently taxable and subject to a 10% penalty tax. In addition, interest paid on Contract Loans generally is not tax deductible.

We will deduct any Loan Balance from any Death Benefit Proceeds. (See "Amount of Death Proceeds," page 31.)

Your Contract will be in default if the Loan Account Value on any Valuation Day exceeds the Contract Value less any applicable surrender charge. We will send you notice of the default. You will have a 61-day Grace Period to submit a sufficient payment to avoid termination. The notice will specify the amount that must be repaid to prevent termination. (See “Premium Payments to Prevent Lapse,” page 28.)

SURRENDERING THE CONTRACT FOR CASH SURRENDER VALUE

You may surrender your Contract at any time for its Cash Surrender Value by submitting a Written Request. A surrender charge may apply. (See "Surrender Charge", page 32) We may require return of the Contract. We will process a surrender request as of the date we receive your Written Request and all required documents. Generally we will make payment within seven calendar days. (See "Payment of Proceeds", page 38.) You may receive the Cash Surrender Value in one lump sum or you may apply it to a payment option. (See "Payment Options", page 37.) Your Contract will terminate and cease to be in force if you surrender it for one lump sum. You will not be able to reinstate it later. Surrenders may have adverse tax consequences. (See "TAX CONSIDERATIONS", page 38.)

(In Texas, if you request a surrender within 31 days after a Contract Anniversary, the Cash Surrender Value applicable to the Fixed Account Value will not be less than the Cash Surrender Value applicable to the Fixed Account on that anniversary, less any Contract loans or partial surrenders made on or after such Anniversary.)

PARTIAL SURRENDERS

You may make partial surrenders under your Contract at any time subject to the conditions below. You may submit a Written Request or make your request by telephone if you have provided proper authorization to us, and we will assess a partial surrender fee. (See “Partial Surrender Fee,” page 22 and “Telephone, Facsimile, Electronic Mail and Internet Authorizations,” page 41) We will deduct this charge from your Contract Value along with the amount requested to be surrendered. Each partial surrender (other than by telephone) must be at least $500 and the partial surrender amount (including the partial surrender fee) may not exceed the Cash Surrender Value, less $300. If you make your request by telephone, the partial surrender amount (including the partial surrender fee) must be at least $500 and may not exceed the lesser of the Cash Surrender Value less $300, or the maximum amount we permit to be withdrawn by telephone.

When you request a partial surrender, you can direct how we deduct the partial surrender amount (including the partial surrender fee) from your Contract Value in the Subaccounts and Fixed Account. If you provide no directions, we will deduct the partial surrender amount (including the partial surrender fee) from your Contract Value in the Subaccounts and Fixed Account on a pro rata basis.

Partial surrenders may have adverse tax consequences. (See "TAX CONSIDERATIONS", page 38.)

If Coverage Option A or L is in effect, we will reduce the Contract Value by the partial surrender amount. We will reduce the Total Sum Insured by the partial surrender amount (including the partial surrender fee) minus the excess, if any, of the Death Benefit over the Total Sum Insured at the time you make the partial surrender. If the partial surrender amount (including the partial surrender fee) is less than the excess of the Death Benefit over the Total Sum Insured, we will not reduce the Total Sum Insured. If Coverage Option B is in effect, we will reduce the Contract Value by the partial surrender amount and the partial surrender fee.

We have the right to reject a partial surrender request if the partial surrender would reduce the Total Sum Insured below the minimum amount for which the Contract would be issued under our then-current rules.

We will process partial surrender requests as of the date we receive your Written Request or request by telephone. Generally we will make payment within seven calendar days. (See "Payment of Proceeds", page 38.)

PAYMENT OPTIONS

The Contract offers a variety of ways, in addition to a lump sum, for you to receive proceeds payable. Payment options are available for use with various types of proceeds, such as surrender or death. We summarize these payment options below. All of these options are forms of fixed benefit annuities which do not vary with the investment performance of a separate account.

You may apply proceeds of $2,000 (this minimum may not apply in some states) or more which are payable under this Contract to any of the following options:

           Option 1: Interest Payments. We will make interest payments to the payee annually or monthly as elected. We will pay interest on the proceeds at the guaranteed rate of 3.0% per year and we may increase this by additional interest paid annually. You may withdraw the proceeds and any unpaid interest in full at any time.

           Option 2: Installments of a Specified Amount. We will make annual or monthly payments until the proceeds plus interest are fully paid. We will pay interest on the proceeds at the guaranteed rate of 3.0% per year and we may increase this by additional interest. You may withdraw the present value of any unpaid installments at any time.

           Option 3: Installments For a Specified Period. We pay proceeds in equal annual or monthly payments for a specified number of years. We will pay interest on the proceeds at the guaranteed rate of 3.0% per year and we may increase this by additional interest. You may withdraw the present value of any unpaid installments at any time.

           Option 4: Life Income. We will pay an income during the payee's lifetime. You may choose a minimum guaranteed payment period. One form of minimum guaranteed payment period is the installment refund option, under which we will make payments until the total income payments received equal the proceeds applied.

           Option 5: Joint and Survivor Income. We will pay an income during the lifetime of two persons and will continue to pay the same income as long as either person is living. The minimum guaranteed payment period will be ten years.

           Minimum Amounts. We have the right to pay the total amount of the Contract in one lump sum, if less than $2,000. If payments under the payment option selected are less than $50, payments may be made less frequently at our option.

           Choice of Options You may choose an option by written notice during the Insureds' lifetimes. If a payment option is not in effect at the last surviving Insured's death, the beneficiary may make a choice. Even if the death benefit under the Contract is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the insured’s death are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

If we have options or rates available on a more favorable basis at the time you elect a payment option, we will apply the more favorable benefits.

PAYMENT OF PROCEEDS

We will usually pay proceeds within seven calendar days after we receive all the documents required for such a payment.

We determine the amount of the Death Proceeds as of the date of the last surviving Insured's death. But, we determine the amount of all other proceeds as of the date we receive the required documents. We may delay a payment or a transfer request if:

  the New York Stock Exchange is closed for other than a regular holiday or weekend;
  trading is restricted by the SEC or the SEC declares that an emergency exists as a result of which the disposal or valuation of Variable Account assets is not reasonably practicable; or
  the SEC, by order, permits postponement of payment to protect Kansas City Life's Contract Owners.

If payment is not made within 30 days after receipt of all documents required for such a payment, we will add interest to the amount paid from the date of receipt of all required documents at 4% or such higher rate required for a particular state

           Generations Legacy Account. We will pay Death Proceeds through Kansas City Life's Generations Legacy Account. The Generations Legacy Account is an interest-bearing checking account at Generations Bank, an affiliate of Kansas City Life. We will forward a checkbook to the Owner or beneficiary within 7 calendar days of a scheduled payout. Interest accrues daily and is paid monthly in the Generations Legacy Account. A Contract Owner or Beneficiary (whichever applicable) has immediate and full access to proceeds by writing a check on the account. We pay interest on Death Proceeds from the date of death to the date the Generations Legacy Account is opened. Generations Bank is a member of the Federal Deposit Insurance Corporation (FDIC). Each account is insured up to the limit established by the FDIC.

We will pay Death Proceeds through the Generations Legacy Account when the proceeds are paid to an individual.

REINSTATEMENT OF CONTRACT

If your Contract lapses, you may reinstate it within two years (or such longer period if required by state law) after lapse. This reinstatement must meet certain conditions, including the payment of the required Premium and proof of insurability. See your Contract for further information.

TAX CONSIDERATIONS

INTRODUCTION

The following summary provides a general description of the Federal income tax considerations associated with the Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE CONTRACT

In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Contract must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied to certain features of the Contract is limited. Nevertheless, we believe it is reasonable to conclude that the Contracts should satisfy the applicable requirements. There is necessarily some uncertainty, however, particularly if you pay the full amount of Premiums permitted under the Contract. If it is subsequently determined that a Contract does not satisfy the applicable requirements, we may take appropriate steps to bring the Contract into compliance with such requirements and we have the right to restrict Contract transactions as necessary in order to do so.

In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the Owners have been currently taxed on income and gains attributable to variable account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of an Owner to allocate Premiums and Contract Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Variable Account assets, we have the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of a pro rata share of the assets of the Subaccounts.

In addition, the Code requires that the investments of each of the Subaccounts must be "adequately diversified" in order for the Contract to be treated as a life insurance contract for Federal income tax purposes. It is intended that the Subaccounts, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Contract will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF CONTRACT BENEFITS

           In General. We believe that the Death Benefit under a Contract should be excludable from the gross income of the Beneficiary.

Generally, the Owner will not be deemed to be in constructive receipt of the Contract Value until there is a distribution. When distributions from a Contract occur, or when loans are taken out from or secured by a Contract, the tax consequences depend on whether the Contract is classified as a "Modified Endowment Contract".

           Modified Endowment Contracts. Under the Internal Revenue Code, certain life insurance contracts are classified as “Modified Endowment Contracts,” with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Contracts as to premiums and benefits, the individual circumstances of each Contract will determine whether it is classified as a MEC. In general a Contract will be classified as a MEC if the amount of premiums paid into the Contract causes the Contract to fail the “7-pay test.” A Contract will fail the 7-pay test if at any time in the first seven Contract years, the amount paid in the Contract exceeds the sum of the level premiums that would have been paid at that point under a Contract that provided for paid-up future benefits after the payment of seven level annual payments.

           If there is a reduction in the benefits under the Contract at any time, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the Contract had originally been issued at the reduced face amount. If there is a “material change” in the Contract’s benefits or other terms, the Contract may have to be retested as if it were a newly issued Contract. A material change may occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Contract which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Contract years. To prevent your Contract from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Contract owner should consult a tax advisor to determine whether a Contract transaction will cause the Contract to be classified as a MEC.

           Distributions (Other Than Death Benefits) from Modified Endowment Contracts. Contracts classified as Modified Endowment Contracts are subject to the following tax rules:

  All distributions other than Death Benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Owner's investment in the Contract only after all gain has been distributed.
  Loans taken from or secured by a Contract classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.
  A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Owner has attained age 59 1/2or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary or designated beneficiary.

If the Contract becomes a Modified Endowment Contract, distributions that occur during the Contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a Contract within two years before it becomes a Modified Endowment Contract will be taxed in this manner.

This means that a distribution made from a Contract that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

           Distributions (Other Than Death Benefits) From Contracts That Are Not Modified Endowment Contracts. Distributions (other than Death Benefits) from a Contract that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the Owner's investment in the Contract and only after the recovery of all investment in the Contract as taxable income. However, certain distributions which must be made in order to enable the Contract to continue to qualify as a life insurance contract for Federal income tax purposes if Contract benefits are reduced during the first 15 Contract years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Contract that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with preferred loans that are outstanding after the first 10 are less clear and you should consult a tax adviser about such loans.

Finally, neither distributions from nor loans from or secured by a Contract that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

           Investment in the Contract. Your investment in the Contract is generally your aggregate Premiums. When a distribution is taken from the Contract, your investment in the Contract is reduced by the amount of the distribution that is tax-free.

           Contract Loans. In general, interest on a Contract loan will not be deductible. If a Contract loan is outstanding when a Contract is canceled or lapses, the amount of the outstanding Loan Balance will be added to the amount distributed and will be taxed accordingly. If a Contract is surrendered or lapses with a Contract loan outstanding, the outstanding Loan Balance will be treated as distributed to the Owner and taxed accordingly. Before taking out a Contract loan, you should consult a tax adviser as to the tax consequences.

           Withholding. To the extent that Contract distributions are taxable, they are generally subject to withholding for the recipient's federal tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

           Multiple Contracts. All Modified Endowment Contracts that are issued by Kansas City Life (or its affiliates) to the same Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includable in the Owner's income when a taxable distribution occurs.

           Continuation of the Contract Beyond Age 100. The tax consequences of continuing the Contract beyond the younger Insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the Contract in force beyond the younger Insured's 100th year.

           Business Uses of the Contracts. The Contracts can be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such arrangements may vary depending on the particular facts and circumstances. If you are purchasing the Contract for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Contract or a change in an existing Contract should consult a tax adviser.

           Other Tax Considerations. The transfer of the Contract or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Contract to, or the designation as a Beneficiary of, or the payment of Proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have generation-skipping transfer tax consequences under federal tax law. The individual situation of each Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Contract Proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

           Contract Split Option. The Contract split option rider permits a Contract to split into two individual Contracts. It is not clear whether exercising the Contract split rider will be treated as a taxable transaction or whether the individual Contracts that result would be classified as Modified Endowment Contracts. A tax advisor should be consulted before exercising the Contract Split Option.

           New Guidance on Split Dollar Plans. The IRS has recently issued guidance on split dollar insurance plans. A tax advisor should be consulted with respect to this new guidance if you have purchased or are considering the purchase of a Contract for a split dollar insurance plan.

Additionally, On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the “Act”). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Contract, or the purchase of a new Contract, in connection with a split-dollar life insurance arrangement should consult legal counsel.

           Alternative Minimum Tax. There may also be an indirect tax upon the income in the Contract or the proceeds of a Contract under the Federal corporate alternative minimum tax, if the owner is subject to that tax.

OUR INCOME TAXES

At the present time, we make no charge for any Federal, state or local taxes (other than the Premium expense charge) that we incur that may be attributable to the Subaccounts or to the Contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the Subaccounts or the Contracts.

Under current laws in several states, we may incur state and local taxes (in addition to Premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

OTHER INFORMATION ABOUT THE CONTRACTS AND KANSAS CITY LIFE

SALE OF THE CONTRACTS

We have entered into an Underwriting Agreement with Sunset Financial Services, Inc. (“Sunset Financial”) for the distribution and sale of the Contracts. Sunset Financial is affiliated with us. Sunset Financial sells the Contracts through its sales representatives. Sunset Financial also may enter into selling agreements with other broker-dealers who in turn may sell the Contracts through their sales representatives.

We pay commissions for the sale of the Contracts. Sunset Financial may pay registered representatives commissions on a Contract they sell based on the Premiums paid. The maximum first year commission that may be paid is 85% of a portion of the Premium payment. The maximum commissions payable for sales through Sunset Financial’s sales representatives are: 70% of premiums up to the target premium and 2% of premiums above that amount paid in the first Contract year; 2% of target premium in Contract years 2 through 7; and 2% of target premium paid thereafter. When policies are sold through other broker dealers that have entered into selling agreements with Sunset Financial Services, the commission paid to such broker dealers on behalf of their representatives will not exceed the amounts described above payable by Sunset Financial to its representatives. For each premium received following an increase in Specified Amount, a commission on such premiums will be paid up to the target premium for the increase in each year; the commission will be calculated using the commission rates for the corresponding Contract year. We pay commissions for substandard risk and rider premiums based on our rules at the time of payment. Additional amounts may be paid and expenses may be reimbursed based on various factors. Sunset Financial and other selling broker-dealers will share commissions and additional amounts received for sales of the Contracts with their sales representatives involved in the sales in accordance with their rules and policies for compensating sales representatives.

Also, Sunset Financial receives 0.25% quarterly in the form of 12b-1 fees from Franklin Templeton Fund. Class 2 shares of the Franklin Templeton Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees out of fund assets to those who sell and distribute fund shares.

TELEPHONE, FACSIMILE, ELECTRONIC MAIL AND INTERNET AUTHORIZATIONS

You may request the following transactions by telephone, facsimile, electronic mail or via the Kansas City Life website, if you provided proper authorization to us:

  transfer of Contract Value;
  change in Premium allocation;
  change in dollar cost averaging;
  change in portfolio rebalancing; or
  Contract loan

In addition, you may make a partial surrender request by telephone if you provided proper authorization to us.

We may suspend these privileges at any time if we decide that such suspension is in the best interests of Contract Owners.

We accept written requests transmitted by facsimile, but reserve the right to require you to send us the original written request.

Electronic mail requests that are received before 3:00 CST at customerservice@kclife.com will be processed on the applicable Valuation Day. If an incomplete request is received, we will notify you as soon as possible by return e-mail. Your request will be honored as of the Valuation Day when all required information is received.

Request can also be made by accessing your account on the Internet at www.kclife.com. Changes will be processed on the applicable Valuation Day. If any of the fields are left incomplete, the request will not be processed and you will receive an error message. Your request will be honored as of the Valuation Day when all required information is received. You will receive a confirmation in the mail of the changes made with in 5 days of your request.

We will employ reasonable procedures to confirm that instructions communicated to us by telephone, facsimile, or email are genuine. If we follow those procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions.

The procedures we will follow for telephone privileges include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone. The procedures we will follow for facsimile and email communications include, verification of policy number, social security number and date of birth.

Telephone, facsimile, electronic mail systems and the website may not always be available. Any telephone, facsimile, electronic mail system or internet connection, whether it is yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.

LITIGATION

We and our affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or Kansas City Life.

FINANCIAL STATEMENTS

Kansas city Life's financial statements and the financial statements for the variable account are included in the Statement of Additional Information.

Kansas City Life's financial statements included in the Statement of Additional Information should be distinguished from financial statements of the Variable Account. You should consider Kansas City Life's financial statements only as an indication of Kansas City Life's ability to meet its obligations under the Contracts. You should not consider them as having an effect on the investment performance of the assets held in the Variable Account. The financial statements for the Variable Account can also be viewed at www.kclife.com.

  statement of net assets of the Variable Account as of December 31, 2001, and related statement of operations and changes in net assets for each of the years in the three-year period ended December 31, 2001.
                                                              APPENDIX A
                                    Surrender Charge Percentages of Initial Surrender Charge Factor

                                        Surrender Charge Percentages of Initial Surrender
                                                Charge Factors End of Policy Year
                                                Do not grade between Years 10-11
                                                        Year

                                                          1              100%
                                                          2               87%
                                                          3               79%
                                                          4               70%
                                                          5               60%
                                                          6               50%
                                                          7               40%
                                                          8               30%
                                                          9               20%
                                                         10               10%
                                                         11+               0%

DEFINITIONS
Accumulation Unit                       An  accounting  unit used to  measure  the net  investment  results  of each of the
                                        Subaccounts.
Additional Insurance Amount             The  amount  of  insurance  coverage  under the  Contract  which is not part of the
                                        Specified Amount.  The Guaranteed  Minimum Death Benefit Option,  if elected,  does not guarantee the Additional Insurance Amount.
Age                                     The age of each  Insured on their last  birthday as of each  Contract  Anniversary.
                                        The Contract is issued at the Age shown in the Contract.
Allocation Date                         The date we apply the initial  Premium to your  Contract.  We allocate this Premium to the  Federated  Prime  Money  Fund II  Subaccount  where it  remains  until  the
                                        Reallocation  Date.  The  Allocation  Date is the later of the date we approve your application or the date we receive the initial Premium at our Home Office.
Beneficiary                             The person you have designated to receive any proceeds  payable at the death of the last surviving Insured.
Cash Surrender Value                    The Contract Value less any applicable surrender charge and any Loan Balance.
Contract Anniversary                    The same day and month as the Contract Date each year that the Contract  remains in force.
Contract Date                           The date on which coverage takes effect.  Contract Months,  Years and Anniversaries are measured from the Contract Date.
Contract Value                          Measure of the value in your Contract.  It is the sum of the Variable Account Value and the Fixed Account Value which includes the Loan Account Value.
Contract Year                           Any  period  of twelve  months  starting  with the  Contract  Date or any  Contract
                                        Anniversary.
Corridor Death Benefit                  A Death  Benefit under the Contract  designed to ensure that in certain  situations the Contract will not be  disqualified  as a life insurance  contract under Section
                                        7702 of the  Internal  Revenue  Code,  as amended.  The Corridor  Death  Benefit is calculated by multiplying the Contract Value by the applicable corridor percentage.
Coverage Options                        Death Benefit options  available which affect the calculation of the Death Benefit.
                                        Three coverage options (A, B or L) are available.
Death Proceeds                          The amount of proceeds payable upon the death of the last surviving Insured.
Fixed Account Value                     Measure of value accumulating in the Fixed Account.
Grace Period                            A 61-day  period we provide when there is  insufficient  value in your Contract and at the  end of  which  the  Contract  will  terminate  unless  you  pay  sufficient additional  Premium.  This  period  of time  gives  you the  chance  to pay  enough
                                        Premiums to keep your Contract in force.
Guaranteed Minimum Death Benefit        An optional  benefit,  available  only at issue of the  Contract.  If  elected,  it
Option                                  guarantees  payment of the Specified  Amount less the Loan Balance and any past due charges  upon the  death  of the  last  surviving  Insured,  provided  you meet the
                                        Guaranteed Minimum Death Benefit Option Premium requirement.
Guaranteed Minimum Death Benefit        The  amount we require to  guarantee  that the  Guaranteed  Minimum  Death  Benefit
Option Premium                          Option remains in effect.
Guaranteed Monthly Premium              A Premium  amount  which when paid  guarantees  that your  Contract  will not lapse during the Guaranteed Payment Period.
Guaranteed Payment Period               The period of time during which we guarantee  that your  Contract will not lapse if you pay the Guaranteed Monthly Premiums.
Home Office                             P.O. Box 219364, Kansas City, Missouri 64121-9364
Insureds                                The two persons whose lives we insure under the Contract.
Lapse                                   Termination of the Contract  because there is not enough value in the Contract when the Grace Period ends.
Loan Account                            The Loan  Account is used to track loan  amounts and accrued  interest on the loan.
                                        It is part of the Fixed Account.
Loan Account Value                      Measure of the amount of Contract Value assigned to the Loan Account.
Loan Balance                            The sum of all outstanding Contract loans plus accrued interest.
Maturity Date                           The date when Death Benefit  coverage  terminates and we pay you any Cash Surrender
                                        Value.
Monthly Anniversary Day                 The day of each  month as of which we make the  Monthly  Deduction.  It is the same day of each  month as the  Contract  Date,  or the last day of the  month for those months not having such a day.
Monthly Deduction                       The amount we deduct from the Contract  Value to pay the cost of insurance  charge, monthly expense  charges,  any applicable  Guaranteed  Minimum Death Benefit Option charge,  and any charges for optional  benefits and/or riders.  We make the Monthly
                                        Deduction as of each Monthly Anniversary Day.
Net Investment Factor                   An index used to measure  Subaccount  performance.  We describe  calculation of the
                                        Net Investment Factor on page 30.
Owner, You, Your                        The person entitled to exercise all rights and privileges of the Contract.
Planned Premiums                        The amount and frequency of Premiums you chose to pay in your last  instructions to
                                        us.  This is the  amount  we will  bill  you.  It is  only  an  indication  of your preferences of future Premiums.
Premium Expense Charges                 The  amounts we deduct from each  Premium  which  include the Sales  Charge and the
                                        Premium Tax Charge.
Premium(s)                              The amount you pay to purchase the Contract.  It includes both Planned Premiums and
                                        Unscheduled Premiums.
Proceeds                                The total amount we are obligated to pay.
Reallocation Date                       The date as of which the  Contract  Value we initially  allocated to the  Federated
                                        Prime  Money Fund II  Subaccount  on the  Allocation  Date is  re-allocated  to the
                                        Subaccounts  and/or to the Fixed Account.  We re-allocate  the Contract Value based on  the  Premium  allocation  percentages  you  specify  in  the  application.  The
                                        Reallocation Date is 30 days after the Allocation Date.
Specified Amount                        The Total Sum Insured  less any  Additional  Insurance  Amount  provided  under the
                                        Contract.
Subaccounts                             The divisions of the Variable  Account.  The assets of each Subaccount are invested in a corresponding portfolio of a designated mutual fund.
Subaccount Value                        Measure of the value in a particular Subaccount.
Total Sum Insured                       The sum of the Specified Amount and any Additional  Insurance Amount provided under the  Contract.  This amount does not include any  additional  benefits  provided by riders.
Unscheduled Premium                     Any Premium other than a Planned Premium.
Valuation Day                           Each day the New York Stock Exchange is open for business.
Valuation Period                        The interval of time  beginning at the close of business on one  Valuation  Day and ending at the close of business on the next  Valuation Day. Close of business is at
                                        3 p.m. Central Standard Time.
Variable Account Value                  The  Variable  Account  Value  is equal to the sum of all  Subaccount  Values  of a
                                        Contract.
We, Our, Us, Kansas City Life           Kansas City Life Insurance Company
Written Notice/Written Request          A written notice or written request in a form  satisfactory to us that is signed by the Owner and received at the Home Office.

Statement of Additional Information table of content
GENERAL INFORMATION AND HISTORY ABOUT KANSAS CITY LIFE                                          3

ADDITIONAL CONTRACT INFORMATION                                                                 3

        Specialized Uses of the Contract                                                        3

        Incontestability                                                                        3

        Suicide Exclusion                                                                       3

        Misstatement of Age or Sex                                                              3

        Assignment                                                                              3

        Reduced Charges for Eligible Groups                                                     3

ADDITIONAL PREMIUM INFORMATION                                                                  4

        Generally                                                                               4

        Planned Premium Payments                                                                4

        Premium Payments to Prevent Lapse                                                       4

UNDERWRITERS                                                                                    4

        Underwriting Requirements                                                               4

        Sales of the Contract                                                                   4

PERFORMANCE DATA                                                                                5

        Yields and Total Returns                                                                5

        Money Market Subaccounts Yields                                                         6

        Total Returns                                                                           7

OTHER INFORMATION                                                                               9

        Resolving Material Conflicts                                                            9

        Minimum Guaranteed and Current Interest Rates                                           9

        Delay of Payment                                                                        9

        Legal Considerations Relating to Sex-Distinct Premiums and Benefits                     9

        Reports to Contract Owners                                                             10

        Experts                                                                                10

        Legal Matters                                                                          10

        Additional Information                                                                 10

        Financial Statements                                                                   10

The Statement of Additional Information contains additional information about the Variable Account and Kansas City Life , including more information concerning compensation paid for the sale of Contracts. To learn more about the Contract, you should read the Statement of Additional Information dated the same date as this Prospectus. The Table of Contents for the Statement of Additional Information appears on the last page of this Prospectus. For a free copy of the Statement of Additional Information, to receive personalized illustrations of death benefits, net cash surrender values, and cash values, and to request other information about the Contract please call 1-800-616-3670 or write to us at Kansas City Life Insurance Company, 3520 Broadway, P.O. Box 219364, Kansas City, Missouri 64121-9364.

The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the Statement of Additional Information and other information about us and the Contract. Information about us and the Contract (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 2059-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Investment Company Act of 1940 Registration File No. 811-9080

Kansas City Life Insurance Company
3520 Broadway
P.O. Box 219364
Kansas City, Missouri 64121-9364
(800) 616-3670

Statement Of Additional Information
Kansas City Life Variable Life Separate Account
Flexible Premium Survivorship Variable Universal Life Insurance Contract

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium survivorship variable universal life insurance contract (the "Contract") we offer. This Statement of Additional Information is not a Prospectus and you should read it only in conjunction with the Prospectus for the Contract and the prospectuses for the Funds. The Prospectus is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling Kansas City Life at the address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2003.

                                                 STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION AND HISTORY ABOUT KANSAS CITY LIFE

Established in 1895 in Kansas City, Missouri, Kansas City Life Insurance Company serves policyholders in 48 states, except New Jersey, New York and Vermont. Kansas City Life offers a wide variety of product lines that include universal life, term life, interest sensitive whole life, annuities and group products. The company and its subsidiaries reach a wide range of markets with financial services that include insurance, investments and banking.

ADDITIONAL CONTRACT INFORMATION

SPECIALIZED USES OF THE CONTRACT

Because the Contract provides for an accumulation of cash value as well as a Death Benefit, the Contract can be used for various individual and business financial planning purposes. Purchasing the Contract in part for such purposes entails certain risks. For example, if the investment performance of Subaccounts to which Variable Account Value is allocated is poorer than expected or if sufficient premiums are not paid, the Contract may lapse or may not accumulate enough value to fund the purpose for which you purchased the Contract. Partial surrenders and Contract loans may significantly affect current and future values and Proceeds. A loan may cause a Contract to lapse, depending upon Subaccount investment performance and the amount of the loan. Before purchasing a Contract for a specialized purpose, you should consider whether the long-term nature of the Contract is consistent with the purpose for which you are considering it. Using a Contract for a specialized purpose may have tax consequences. (See “TAX CONSIDERATIONS” in the Prospectus.)

INCONTESTABILITY

After the Contract has been in force during the Insureds' lifetime for two years from the Contract Date (or less if required by state law), we may not contest it unless it lapses.

We will not contest any increase in the Additional Insurance Amount after the increase has been in force during the Insureds' lifetime for two years following the effective date of the increase (or less if required by state law) unless the Contract lapses.

If a Contract lapses and is reinstated, we cannot contest the reinstated Contract after it has been in force during the Insureds' lifetime for two years from the date of the reinstatement application (or less if required by state law) unless the Contract lapses.

SUICIDE EXCLUSION

If either Insured dies by suicide, while sane or insane, within two years of the Contract Date (or less if required by state law), the amount payable will be equal to the Contract Value less any Indebtedness.

If either Insured dies by suicide, while sane or insane, within two years after the effective date of any increase in the Additional Insurance Amount (or less if required by state law), the amount payable associated with such increase will be limited to the cost of insurance charges associated with the increase.

MISSTATEMENT OF AGE OR SEX

If it is determined that the Age or sex of the Insured as stated in the Contract is not correct, while the Contract is in force and either or both the Insureds' are alive, we will adjust the Contract Value. The adjustment will be the difference between the following amounts accumulated at 4% interest annually (unless otherwise required by state law). The two amounts are:

  the cost of insurance deductions that have been made; and
  the cost of insurance deductions that should have been made.

If after the death of the last surviving Insured while this Contract is in force, it is determined the Age or sex of either Insured as stated in the Contract is not correct, the Death Benefit will be the net amount at risk that the most recent cost of insurance deductions at the correct Age and sex would have provided plus the Contract Value on the date of death (unless otherwise required by state law).

ASSIGNMENT

You may assign the Contract in accordance with its terms. In order for any assignment to bind us, it must be in writing and filed at the Home Office. When we receive a signed copy of the assignment, your rights and the interest of any Beneficiary (or any other person) will be subject to the assignment. We assume no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any Indebtedness. We will send notices to any assignee we have on record concerning amounts required to be paid during a Grace Period in addition to sending these notices to you. An assignment may have tax consequences.

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce the sales and administration charges for Contracts issued to a class of associated individuals or to a trustee, employer or similar entity. We may reduce these charges if we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses. We will make any reductions in accordance with our rules in effect at the time of the application. The factors we will consider in determining the eligibility of a particular group and the level of the reduction are as follows:

  nature of the association and its organizational framework;
  method by which sales will be made to the members of the class;
  facility with which Premiums will be collected from the associated individuals;
  association's capabilities with respect to administrative tasks;
  anticipated persistency of the Contract;
  size of the class of associated individuals;
  number of years the association has been in existence; and
  any other such circumstances which justify a reduction in sales or administrative expenses.

Any reduction will be reasonable, will apply uniformly to all prospective Contract purchases in the class and will not be unfairly discriminatory to the interests of any Contract holder.

ADDITIONAL PREMIUM INFORMATION

GENERALLY

Premium payments must be made by check payable to Kansas City Life Insurance Company or by any other method that Kansas City Life deems acceptable. Kansas City Life may specify the form in which a premium payment must be made in order for the premium to be in "good order." Ordinarily, a check will be deemed to be in good order upon receipt, although Kansas City Life may require that the check first be converted into federal funds. In addition, for a premium to be received in "good order," it must be accompanied by all required supporting documentation, in whatever form required.

PLANNED PREMIUM PAYMENTS

Each premium after the initial premium must be at least $25. Kansas City Life may increase this minimum limit 90 days after sending the Owner a Written Notice of such increase. Subject to the limits described in the Prospectus, the Owner can change the amount and frequency of Planned Premium Payments by sending Written Notice to the Home Office. Kansas City Life, however, reserves the right to limit the amount of a premium payment or the total premium payments paid, as discussed in the Prospectus.

PREMIUM PAYMENTS TO PREVENT LAPSE

Failure to pay Planned Premium Payments will not necessarily cause a Contract to lapse. Conversely, paying all Planned Premium Payments will not guarantee that a Contract will not lapse. The conditions that will result in the Owner's Contract lapsing will vary, as follows, depending on whether a Guaranteed Payment Period is in effect.

a. During the Guaranteed Payment Period. A grace period starts if on any Monthly Anniversary Day the Cash Surrender Value is less than the amount of the Monthly Deduction and the accumulated premiums paid as of the Monthly Anniversary Day are less than required to guarantee the Contract will not lapse during the Guaranteed Payment Period. The premium required to keep the Contract in force will be an amount equal to the lesser of: (1) the amount to guarantee the Contract will not lapse during the Guaranteed Payment Period less the accumulated premiums paid; and (2) an amount sufficient to provide a cash surrender value equal to three Monthly Deductions.

b. After the Guaranteed Payment Period. A grace period starts if the Cash Surrender Value on a Monthly Anniversary Day will not cover the Monthly Deduction. A premium sufficient to provide a cash surrender value equal to three Monthly Deductions must be paid during the grace period to keep the Contract in force.

UNDERWRITERS

UNDERWRITING REQUIREMENTS

Kansas City Life currently places Insureds into one of the 4 risk classes, based on underwriting: Preferred Tobacco, Standard Tobacco, Standard Non-tobacco, or Preferred Non-tobacco. An Insured may be placed in a substandard risk class, which involves a higher mortality risk than the Standard Tobacco or Standard Non-tobacco classes. In an otherwise identical Contract, an Insured in the standard risk class will have a lower cost of insurance rate than an Insured in a substandard risk class. The available Issue Ages are 20-85 for all rate classes.

  Nonsmoking Insureds will generally incur lower cost of insurance rates than Insureds who are classified as Preferred Tobacco or Standard Tobacco. If an Insured does not qualify as a non-tobacco cost of insurance rates will remain as shown in the Contract. However, if the Insured does qualify as a non-tobacco, the cost of insurance rates will be changed to reflect the non-tobacco classification.
  We may place an Insured into a substandard risk class for a temporary period of time, due to occupation, avocation or certain types of health conditions. We also may place an Insured into a substandard risk class permanently. These permanent ratings can be reviewed after the policy has been inforce for 2 years.

SALE OF THE CONTRACTS

Sunset Financial Services, Inc. (“Sunset Financial”) is responsible for distributing the Contracts pursuant to an Underwriting Agreement with us. Sunset Financial serves as principal underwriter for the Contracts. Sunset Financial, incorporated in the state of Washington on April 23, 1964, is a wholly owned subsidiary of Kansas City Life Insurance Company, and has its principal business address at P.O. Box 219365, Kansas City, Missouri 64121-9364. Sunset Financial is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the “1934 Act”), as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. (the “NASD”).

We offer the Contracts to the public on a continuous basis through Sunset Financial. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Sunset Financial offers the Contracts through its sales representatives. Sunset Financial also may enter into selling agreements with other broker-dealers for sales of the Contracts through their sales representatives. Sales representatives must be licensed as insurance agents and appointed by us.

We pay commissions to Sunset Financial for sales of the Contracts, which Sunset Financial shares with its sales representatives and also with broker-dealers who have entered into selling agreements. Sunset Financial may pay additional compensation from its own resources to broker-dealers based on the level of Contract sales or premium payments.

Commissions paid on the Contract, as well as other incentives or payments, are not charged directly to the Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract.

Sunset Financial received sales compensation with respect to the Contracts in the following amounts during the periods indicated:

----------------- ------------------------------------------- --------------------------------------------------------
Fiscal year       Aggregate Amount of Commissions Paid to     Aggregate Amount of Commissions Retained by Sunset
                  Sunset Financial*                           Financial After Payments to its Registered Persons and
                                                              Other Broker-Dealers
----------------- ------------------------------------------- --------------------------------------------------------
----------------- ------------------------------------------- --------------------------------------------------------
2000              $8,443,878.56                                 $ 206,745.52
-----------------
2001              $4,808,886.11                                 $  46,860.79
-----------------
2002              $2,764,404.00                                 $  52,448.10
----------------- ------------------------------------------- --------------------------------------------------------

* Includes sales compensation paid to registered persons of Sunset Financial.

Sunset Financial passes through commissions it receives and does not retain any override as principal underwriter for the Contracts. However, under the Underwriting Agreement with Sunset Financial, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Sunset Financial’s operating and other expenses.

Because sales representatives of Sunset Financial are also insurance agents of Kansas City Life, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that Kansas City Life offers. These programs include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the Contracts may help sales representatives qualify for such benefits. Sales representatives may receive other payments from Kansas City Life for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Franklin Templeton Fund has adopted a Distribution Plan in connection with its 12b-1 shares and pays Sunset Financial for its costs in distributing these shares, all or some of which may be passed on to a selling broker-dealer that has entered into a selling agreement with Sunset Financial. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees to those who sell and distribute fund shares out of fund assets. The 12b-1 fees are in consideration of distribution services provided and expenses incurred in the performance of Sunset Financial’s obligations under an agreement with the Franklin Templeton Fund. Under the Distribution Plan 0.25% is paid to Sunset Financial for its distribution-related services and expenses under this Agreement. The adviser for certain of the funds may, from time to time use its management fee revenue, as well as its past profits or other resources as may be permitted by regulatory rules, to make payments for distribution services to Sunset Financial, which may in turn pay part or all of such compensation to a broker-dealer of record with whom it has entered into a selling agreement.

PERFORMANCE DATA

YIELDS AND TOTAL RETURNS

From time to time, we may advertise or include in sales literature historical performance data, including yields, effective yields, and annual total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Effective yields and total returns for a Subaccount are based on the investment performance of the corresponding Portfolio of a Fund. A Portfolio’s performance reflects the Portfolio’s expenses. See the prospectuses for the Funds.

In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable life insurance issuers in general or to the performance of particular types of variable life insurance investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. (“Lipper”) and Variable Annuity Research Data Service (“VARDS”) are independent services that monitor and rank the performance of variable life insurance issuers in major categories of investment objectives on an industry-wide basis. The performance analyses prepared by Lipper and VARDS each rank these issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives. In addition to Lipper and VARDS, we also may rely on other third-party independent services to provide similar information.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor’s Composite Index of 500 stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any “deduction” for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as sources of performance comparison.

We may also report other information, including the effect of tax-deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio’s investment experience is positive.

Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. Average annual total return figures are based on historical earnings and are not intended to indicate future performance. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the underlying Portfolio in which a Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

You also should refer to your personalized illustrations which illustrate variations of Contract Values, Cash Surrender Values and Death Benefits under your Contract.

MONEY MARKET SUBACCOUNT YIELDS

The current yield of the Federated Prime Money Fund II (“Money Market Subaccount”) refers to the annualized investment income generated by an investment in the Money Market Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment; it is calculated in a manner which does not take into consideration any realized or unrealized gains or losses or income other than investment income on shares of the underlying Portfolio or on its portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit in the Money Market Subaccount at the beginning of the period, dividing the net change in Money Market Subaccount Value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net investment income of the Portfolio attributable to the hypothetical account; and (2) “common” charges and deductions (as explained below) imposed under the Contract which are attributable to the hypothetical account.

The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The Money Market Subaccount’s yield is affected by changes in interest rates on money market securities, the average portfolio maturity of the underlying Portfolio, the types of quality of portfolio securities held by the underlying Portfolio, and the underlying Portfolio’s operating expenses. During extended periods of low interest rates, the yields of the Money Market Subaccount (or any Subaccount investing in a money market portfolio) may also become extremely low and possibly negative. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

The current yield and effective yield for the Money Market Subaccount for the seven days ended December 31, 2002 were (-1.48%) and (-1.47%), respectively.

TOTAL RETURNS

The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. For periods prior to the date a Subaccount commenced operations, performance information for Contracts funded by that Subaccount may also be calculated based on the performance of the corresponding Portfolio and the assumption that the Subaccount was in existence for the same periods as those indicated for the Portfolio, with the current level of Contract charges. The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the value of that investment (reflecting only Common Charges, as described below) as of the last day of each of the periods for which total return quotations are provided. The ending date for each period for which total return quotations are provided will normally be for the most recent calendar quarter, considering the type and media of the communication and will be stated in the communication. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period.

Until a Subaccount has been in operation for 1, 5, and 10 years, respectively, we will include quotes of average annual total return for the period measured from the Subaccount’s inception. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed. Average annual total return for the Subaccounts may include information for the period before any policies were registered under the Securities Act of 1933, from the inception of the Subaccounts, with the level of Contract charges currently in effect.

Average annual total returns reflect total underlying Portfolio expenses and certain Contract fees and charges assumed to apply to all Contract owners, including the mortality and expense risk charge (“Common Charges”). However, charges such as cost of insurance charges, which are based on certain factors, such as the Insureds' age, sex, number of completed Contract years, Total Sum Insured, and risk class, and which therefore vary with each Contract, are not reflected in average annual total returns, nor are the premium expense charge or any charges assessed on surrender, partial surrender, or transfer (“Non-Common Charges”). If Non-Common Charges were deducted, performance would be significantly lower.

Because of the charges and deductions imposed under a Contract, performance data for the Subaccounts will be lower than performance data for their corresponding Portfolios. The performance of a Subaccount will be affected by expense reimbursements and fee waivers applicable to the corresponding Portfolio. Without these reimbursements and waivers, performance would be lower.

The Funds have provided all performance information for the Portfolios, including any Portfolio total value information used to calculate the total returns of the Subaccounts for periods prior to the inception of the Subaccounts. None of the Funds is affiliated with us. While we have no reason to doubt the accuracy of the figures provided by the Funds, we do not represent that they are true and complete, and disclaim all responsibility for these figures.

Performance for any given past period is not an indication or representation of future performance. The performance of each Subaccount will fluctuate on a daily basis.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date a Subaccount commenced operations. This performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

From time to time, sales literature or advertisements may also quote average annual total returns for the underlying Funds that reflect all underlying Fund fees and expenses, but do not reflect the deduction of Contract-level expenses (either Common Charges or Non-Common Charges). Because of the charges and deductions imposed under the Contract, performance data for the Subaccounts will be lower than performance data for their corresponding Funds.

The following table shows average annual total return performance information for the Funds for the period ended December 31, 2002, based on the periods that the Funds have been in existence, adjusted to reflect only underlying Fund fees and expenses. If Common Charges and Non-Common Charges were deducted, performance would have been lower. These rates or return are not estimates, projections or guarantees of future performance.

 --------------------------------------------------------------------------------------------------------------------
                  Portfolio                 Inception Date of   For the   For the 5-year    For the   From the date
                                                Portfolio        1-year    period ended     10-year    of Portfolio
                                                                 period      12/31/02    period ended   inception
                                                                 ended                     12/31/02
                                                                12/31/02
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 MFS® Variable Insurance TrustSM
     MFS Emerging Growth Series                July 25,1995     -34.20%       -4.03%          NA          3.96%
     MFS Research Series                       July 28,1995     -25.08%       -3.47%          NA          3.79%
     MFS Total Return Series                   Jan. 3,1995       -5.77%        4.36%          NA          10.03%
     MFS Utilities Series                      Jan. 3,1995      -23.20%       -1.25%          NA          8.55%
     MFS Strategic Income Series               June 14,1994      7.75%         3.97%          NA          4.08%
     MFS Bond Series                           Oct. 24,1995      8.14%         5.66%          NA          5.85%
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 American Century® Variable Portfolios
     American Century VP Capital               Nov. 20,1987     -21.69%       -0.72%          NA          5.78%
     Appreciation
     American Century VP Income & Growth        Nov.1,1997      -20.11%         NA            NA          0.22%
     American Century VP International          May 1,1994      -20.90%       -2.41%          NA          2.71%
     American Century VP Value                  May 1,1996      -13.17%         NA            NA          7.74%
 --------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra                 May 1, 2001      -23.20%         NA            NA         -18.75%
 --------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation            Dec. 31, 2002        NA           NA            NA            NA
     Protection Fund (Class II)
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 Federated Insurance Series
     Federated American Leaders Fund II        Feb.10,1994      -20.73%       -0.99%          NA          8.22%
     Federated High Income Bond Fund II        March 1,1994      0.76%        -0.97%          NA          3.92%
     Federated Prime Money Fund II             Nov.11,1994       0.77%         3.47%          NA          3.79%
     Federated International Small Company     May 1, 2000      -18.00%         NA            NA         -23.76%
     Fund II
 --------------------------------------------------------------------------------------------------------------------
 Dreyfus Variable Investment Fund
     Appreciation Portfolio                    April 5,1993     -17.24%        1.10%          NA          9.49%
     Developing Leaders Portfolio              Aug. 31,1990     -19.63%       -0.17%        11.87%        23.69%
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 Dreyfus Stock Index Fund, Inc.               Sept. 29,1989     -22.86%       -1.51%         8.25%        8.56%
 --------------------------------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible Growth       Oct. 1, 1993     -29.40%       -4.40%          NA          6.40%
 Fund, Inc.
 --------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Series Trust II
     JPMorgan U.S. Large Cap Core Equity       Jan. 3, 1995     -24.74%       -3.40%          NA          6.92%
     Portfolio
     JPMorgan Small Company Portfolio          Jan. 3,1995      -21.15%       -3.06%          NA          6.59%
 --------------------------------------------------------------------------------------------------------------------
     JPMorgan Mid-Cap Value Portfolio          Oct 1, 2001       0.18%          NA            NA          8.94%
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 Franklin Templeton Variable Insurance
 Products Trust Manager
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
     Templeton Foreign Securities Fund          May 1,1992      -19.09%       -2.63%         7.11%        5.98%
     (Class 2)
     Franklin Small Cap Fund (Class 2)         Nov. 1, 1995     -29.14%       -0.59%          NA          5.67%
     Franklin Real Estate Fund (Class 2)      Jan. 24, 1989      1.43%         1.82%         9.37%        8.94%
     Templeton Developing Markets             March 4, 1996      -0.76%       -6.06%          NA         -10.13%
     Securities Fund (Class 2)
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 Calamos® Advisors Trust
     Calamos Growth and Income Portfolio        May 1,1999       -4.71%         NA            NA          4.17%
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 AIM Variable Insurance Funds
     AIM V.I. Dent Demographic Trends Fund    Dec. 29, 1999     -32.64%         NA            NA         -28.10%
     (Series I Shares)
     AIM V.I. New Technology Fund (Series I   Oct. 18, 1993     -45.49%       -14.81%         NA          -1.59%
     Shares)
     AIM V.I. Premier Equity Fund (Series I    May 5, 1993      -30.70%       -2.80%          NA          7.17%
     Shares)
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
 Seligman Portfolios, Inc.
     Seligman Capital Portfolio (Class 2)     June 21, 1988     -33.57%        0.84%         6.57%        9.10%
     Seligman Communications and              Oct. 11, 1994     -36.65%        0.52%          NA          8.35%
     Information Portfolio (Class 2)
     Seligman Small-Cap Value Portfolio        May 1, 2001      -16.06%         NA            NA          0.81%
     (Class 2)
 --------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION

RESOLVING MATERIAL CONFLICTS

The Funds presently serve as the investment medium for the Contracts. In addition, the Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts.

We don't currently foresee any disadvantages to you resulting from the Funds selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict of interest may arise between Contract Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the Funds. Shares of some of the Funds may also be sold to certain qualified pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps, including removing the Variable Account from that Fund, to resolve the matter. The Board of Directors of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the Funds for more information.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

We guarantee to credit the Fixed Account Value with a minimum 4% effective annual interest rate. We intend to credit the Fixed Account Value with current rates in excess of the 4% minimum, but we are not obligated to do so. Current interest rates are influenced by, but don’t necessarily correspond to, prevailing general market interest rates. We will determine current rates. You assume the risk that the interest we credit may not exceed the guaranteed rate. Since we anticipate changing the current interest rate from time to time, we will credit different allocations with different interest rates, based upon the date amounts are allocated to the Fixed Account. We may change the interest rate credited to allocations from Premiums or new transfers at any time. We will not change the interest rate more than once a year on amounts in the Fixed Account.

For the purpose of crediting interest, we currently account for amounts deducted from the Fixed Account on a last-in, first-out (“LIFO”) method. We may change the method of crediting from time to time, provided that such changes don’t have the effect of reducing the guaranteed rate of interest below 4%. We may also shorten the period for which the interest rate applies to less than a year (except for the year in which an amount is received or transferred).

DELAY OF PAYMENT

We reserve the right to delay payment of any surrender, partial surrender, or transfer from the Fixed Account for up to six months from the date we receive the request.

LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUM PAYMENTS AND BENEFITS.

Cost of insurance rates for Contracts generally distinguish between males and females. Thus, Premiums and benefits under Contracts covering males and females of the same Age will generally differ. (In some states, the cost of insurance rates don't vary by sex.)

We also offer Contracts that don’t distinguish between male and female rates where required by state law. Employers and employee organizations considering purchase of a Contract should consult with their legal advisers to determine whether purchase of a Contract based on sex-distinct cost of insurance rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We will make available to such prospective purchasers Contracts with cost of insurance rates that don’t distinguish between males and females.

REPORTS TO CONTRACT OWNERS

At least once each Contract Year, we will send you a report showing updated information about the Contract since the last report, including any information required by law. We will also send you an annual and semi-annual report for each Fund or Portfolio underlying a Subaccount to which you have allocated Contract Value. This will include a list of the securities held in each Fund, as required by the 1940 Act. In addition, we will send you written confirmation of all Contract transactions.

EXPERTS

KPMG
Suite 1600
1000 Walnut
Kansas City, MO 64106

The consolidated financial statements of Kansas City Life Insurance Company as of December 31, 2002 and 2001 and for each of the years in the three-year period ended December 31, 2002, and the statement of net assets of the Variable Account as of December 31, 2002 and the related statements of operations for the year ended December 31, 2002, the statements of changes in net assets for each of the years in the two-year period ended December 31, 2002, except those individual series operating for portions of such period as disclosed in the financial statements and financial highlights for each of the years in the two-year period ended December 31, 2002, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

Mark A. Milton, Senior Vice President and Actuary of Kansas City Life has examined actuarial matters in this Prospectus.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided legal advice on certain matters relating to the federal securities laws. William A. Schalekamp, General Counsel of Kansas City Life has passed on matters of Missouri law pertaining to the Contracts, including our right to issue the Contracts and our qualification to do so under applicable laws and regulations.

ADDITIONAL INFORMATION

We have filed a registration statement under the Securities Act of 1933 with the SEC relating to the offering described in this prospectus. This Prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

       FINANCIAL STATEMENTS

The following financial statements for Kansas City Life are included in this Statement of Additional Information:

  consolidated balance sheets as of December 31, 2002 and 2001; and
  related consolidated statements of income, stockholders’ equity and cash flows for each of the years in the three-year period ended December 31, 2002.

The following financial statements for the Variable Account are included in this Statement of Additional Information:

  statement of net assets as of December 31, 2002; and
  related statement of operations for the year ended December 31, 2002, statements of changes in net assets for each of the years in the two-year period ended December 31, 2002, except those individual series operating for portions of such period as disclosed in the financial statements, and financial highlights for each of the years in the two-year period ended December 31, 2002.

Kansas City Life’s financial statements should be distinguished from financial statements of the Variable Account. You should consider Kansas City Life’s financial statements only as an indication of Kansas City Life’s ability to meet its obligations under the Contracts. You should not consider them as having an effect on the investment performance of the assets held in the Variable Account.

Financial Section

Management's Report on Responsibility for Financial Reporting

        Management prepared the following consolidated financial statements and all other information included in this Annual Report and is responsible for its integrity, consistency and objectivity. In preparing these statements, management necessarily made certain estimates and judgments and selected accounting principles in conformity with generally accepted accounting principles in the United States appropriate in the circumstances.

        Management is responsible for ensuring that these statements are not misstated due to material fraud or error. Thus the Company has established and maintains a system of internal control to provide efficient and effective operations, and reasonable assurance as to the integrity and reliability of the financial statements, proper financial disclosure and protection of assets. Qualified personnel in the Company maintain and monitor these internal controls on an ongoing basis for compliance.

        The Audit Committee of the Board of Directors, composed solely of outside directors, meets as required but not less than quarterly with the independent auditors, management and internal audit. Each has free and separate access to the Committee. The Committee reviews audit procedures, scope and findings, and the adequacy of the Company’s financial reporting.

        The independent auditors, KPMG LLP, are elected by the Board of Directors to audit the financial statements and render an opinion thereon. Management has made all corporate records and related data available to the independent auditors. Furthermore, management believes that all representations made to the independent auditors were valid and appropriate.

        /s/R. Philip Bixby                     /s/Tracy W. Knapp
        R. Philip Bixby                        Tracy W. Knapp
        President and CEO                      Senior Vice President, Finance

   Contents:

MANAGEMENT'S DISCUSSION
and analysis of financial condition and results of operations

Operating Results

        Kansas City Life’s net income increased $1.6 million to $31.5 million during 2002. Net income per share rose 6 percent during 2002 to $2.63, compared with $2.49 for 2001 and $4.08 for 2000. Since net realized investment losses increased over the three years, operating income, which excludes these realized investment losses net of tax, rose 8 percent in 2002 to $43.4 million. This compared to $40.2 million in 2001 and $51.6 million in 2000. Pretax operating profit margins1 averaged 12.5 percent over the three years and equaled 12.2 percent for 2002. Return on equity2 was 5.14 percent for 2002 and averaged 6.25 percent for the three-year period.

        This performance is analyzed below in two phases. First, corporate-wide factors are addressed; including marketing, investment and operating expense performance. Second, profit performance is discussed and analyzed for each of the Company’s four operating segments.

        Kansas City Life measures its sales progress in terms of new deposits and annualized premiums. On this basis, sales improved 39 percent during 2002 compared to a 4 percent decline the previous year. The following table details this performance by type of business. It should be noted in reviewing this information that revenues in the financial statements for interest sensitive and variable business consist of contract charges levied against the policyholders’ accumulated values, not the premiums received. Also, while the sales results properly address business directly sold by the Company, insurance revenues in the financial statements are net of ceding premiums paid for reinsurance.

1 Pretax income before realized investment losses divided by total revenues excluding realized investment losses.
2 Net income divided by the average stockholders’ equity excluding accumulated other comprehensive loss, net.

                                  2002       2001       2000
                                  ----       ----       ----
                                        (Thousands)
Interest sensitive products:
  Annuities                   $ 111,280     40,685     21,938
  Universal life                  7,497      4,164      5,177

                                118,777     44,849     27,115

Variable products:
  Annuities                      25,259     40,889     59,383
  Universal life                  5,932     13,101     20,726

                                 31,191     53,990     80,109

Traditional individual products  11,625     11,867     12,681

Group products:
  Dental                         10,471     12,734      9,275
  Other                           3,539      2,636      2,735

                                 14,010     15,370     12,010

     Total                    $ 175,603    126,076    131,915

        The declining equity markets over the past three years caused consumers’ preferences to shift from variable products to interest sensitive products and heightened consumer preference for the safety of interest sensitive products in general. Variable products allow policyholders to participate in the equity markets, while interest sensitive products provide safety of principal and competitive interest returns. Overall, sales rose over the three years as the composition of sales shifted towards interest sensitive products. Group sales also improved over the three-year period, as dental sales rose due to the addition of a significant new third party marketing agreement in late 2001. Additionally, sales of group life insurance rose by 74 percent over the past two years to $2.3 million in new premiums this year.

        Net insurance revenues as reported in the consolidated income statement declined from $253.6 million in 2000, to $251.1 million last year and to $247.2 million in 2002, a 3 percent decline for the three years. However, these revenues are net of ceded premiums, which rose considerably this year due to the reinsurance of 80 percent of an affiliate’s life insurance business. Excluding ceded premiums, Kansas City Life’s consolidated direct insurance revenues rose slightly in 2002 and declined less than 1 percent over the three years.

        Net investment income declined over the three years from $207.1 million in 2000, to $202.4 million last year and $193.3 million in 2002, a 7 percent decline over the past two years. These declines resulted from reduced portfolio yields due to historically low reinvestment rates and holdings of short-term investments equaling 6 percent of investments as of this year-end. The net return on invested assets, excluding realized investment gains and losses, declined 55 basis points this year and 22 basis points last year. On average, one-third of the securities portfolio was sold, called or matured in each of the past three years. Yields lost through these sales, calls and maturities averaged 89 basis points above the yields at which money could be reinvested in securities this year. Interest margins on the interest sensitive lines of business were maintained in 2001 but narrowed the other two years. The investment assets’ book value, net of borrowings, rose 4 percent in 2002 and ended 6 percent above that of two years ago. Securities averaged 81 percent of new investments over the three years, while mortgage loans comprised 9 percent and short-term investments equaled 6 percent.

        Net realized investment losses, which are not included in net investment income, increased over the past three years from $3.9 million in 2000, to $15.7 million in 2001 and $18.2 million in 2002, due to the weak economy and volatile financial markets. The following table provides detail concerning investment gains and losses realized over the past three years.

                                   2002       2001       2000
                                   ----       ----       ----
                                           (Thousands)
Gross gains resulting from:
  Sales of securities         $   9,809      17,971     7,526
  Securities called               2,148         359     2,104
  Mortgage reserve release            -           -     2,970
  Sales of real estate and
    joint ventures                8,644       2,559     4,395

     Total gross gains           20,601      20,889    16,995

Gross losses resulting from:
  Sales of securities           (19,216)    (16,132)  (13,545)
  Write-downs of securities     (18,200)    (18,054)   (7,628)
  Securities called              (1,012)     (2,548)     (403)
  Mortgage reserve increase        (570)          -         -
  Sales of real estate and
    joint ventures                 (213)       (511)      (80)

     Total gross losses         (39,211)    (37,245)  (21,656)

Related deferred policy
  acquisition costs                 370         608       790
Net realized losses           $ (18,240)    (15,748)   (3,871)

        Securities represent 72 percent of the entire investment portfolio, down from 73 percent last year. Approximately 91 percent of the securities are investment grade, comparable to last year. Delinquencies and defaults represent 0.8 percent of the portfolio. The portfolio, carried at fair value in the financial statements, had a slight unrealized gain at this year-end. The portfolio is broadly diversified across sectors and a variety of measures have been employed to manage the portfolio’s credit and interest rate risks, as discussed in the Market and Interest Rate Risk Analysis Section later in this Discussion. Kansas City Life reviews its securities’ values on an ongoing basis utilizing several factors, including an analysis of the borrower, its industry, independent valuation services, collateral value and subsequent developments. Based upon these inputs and analyses, securities write-downs are taken as considered appropriate.

        Mortgage loans comprise 15 percent of the investment portfolio, the same as a year ago. The loans are dispersed geographically with little exposure in the Northeast. However, one-third of the loans are in California. Approximately 89 percent of the mortgages are commercial loans on industrial warehouses and office properties. None of the loans have been restructured nor have there been any loans in foreclosure over the past three years. Prepayments rose in 2002 but are not significant since the loans generally carry prepayment penalties. The portfolio’s estimated fair value exceeds its carrying value by $36.8 million.

        Real estate investments consistently represented 3 percent of the investment portfolio over the two years. They consist principally of office buildings, shopping center joint ventures, industrial warehouses that are both in use and under development, and investments in affordable housing properties. The real estate properties’ carrying value is well below their estimated fair value. Real estate sales generated $8.4 million in net gains this year and $2.0 million and $4.3 million in 2001 and 2000, respectively.

        Home office operating expenses were impacted significantly by litigation costs in the fourth quarter of 2001. As a result, home office operating expenses rose substantially that year and then declined at double-digit rates in 2002. Excluding the distorting effect of these litigation costs, operating expenses rose 7 percent this year after declining 1 percent last year and 3 percent two years ago. Growth in expenses this year was due to increased employee benefits costs and costs associated with heightened marketing efforts.

        The Company’s effective income tax rate rose to 17 percent this year from 5 percent last year. The increased tax rate arose principally from a decline in the reversal of income taxes accrued in previous years. These reversals reduced income tax expense $2.7 million this year and $4.3 million last year. The past two years’ effective income tax rate was considerably below 2000‘s rate of 28 percent for two reasons. First, there were no income tax reversals in 2000. Second, while pretax income was lower the past two years, the amount of tax credits arising from investments in affordable housing properties remained largely unchanged.

Operating Results by Segment

        The Company manages its performance through four segments: the individual insurance business of Kansas City Life’s parent company, the group insurance operation in the parent company, and its two life insurance affiliates: Sunset Life Insurance Company of America (Sunset Life) and Old American Insurance Company (Old American). The following describes and analyzes the financial performance of each of these four segments. Refer also to the Segment Information Note to the Consolidated Financial Statements.

Kansas City Life Insurance Company – Individual Insurance

        One-third of the segment’s direct insurance revenues is derived from premiums on traditional-type products, principally term insurance and immediate annuities. Half of the revenues are from contract charges generated by interest sensitive universal life policies, while 15 percent of the revenues are from contract charges on variable products, both universal life and annuities. Interest sensitive annuities, while significant from a statutory and annualized premium viewpoint, generated less than one percent of the segment’s insurance revenues in the financial statements. All of these products are marketed through a nationwide career general agency sales force. This segment is central to the Company’s overall performance since it generates three-fourths of Company sales, half of consolidated net income and 42 percent of consolidated revenues from customers. Non-insurance affiliates are included in this segment, but they are not material to the segment’s results.

                                                SELECTED FINANCIAL DATA
                                          (Thousands, except per share data)

                                         2002             2001              2000           1999               1998
                                         ----             ----              ----           ----               ----
Revenues:
  Insurance                        $   247,245          251,140           253,619           255,595           259,559
 Investment income, net                193,308          202,374           207,135           207,682           202,402
  Other                                 17,918           13,923            16,024            13,956            14,671
    Operating revenues                 458,471          467,437           476,778           477,233           476,632
  Realized investment gains (losses)   (18,240)         (15,748)           (3,871)            2,860            11,426
    Total revenues                 $   440,231          451,689           472,907           480,093           488,058

Net income                         $    31,549           29,922            49,083            45,045            48,512

Per common share:
  Net income, basic and diluted    $      2.63             2.49              4.08              3.66              3.92

  Cash dividends                   $      1.08             1.08              1.00               .96               .90

  Stockholders' equity             $     49.81            47.04             44.28             40.86             46.58

Assets                             $ 3,855,247        3,764,589         3,646,261         3,621,284         3,577,414
Life insurance in force            $26,591,093       26,644,910        26,938,904        26,747,316        26,641,664

The above is not covered by the Independent Auditors’ Report.
Per share data has been adjusted for a two-for-one stock split in June 1999.

        This year’s sales rose 38 percent and were 28 percent above the level of two years ago. This growth was largely attributable to interest sensitive and immediate annuities. Sales of variable insurance declined in each of the three years reflecting the faltering stock market. The variable line accounted for $299.4 million in assets as of year end 2002. These assets declined 12 percent from last year principally due to the stock market’s performance.

        Direct insurance revenues, which exclude any reduction for ceded premiums, rose 1 percent in 2002 and 2 percent in 2001. Increases in insurance premiums, due to increased sales of traditional annuities, more than offset declining contract charges from interest sensitive and variable products.

        Net investment income declined 5 percent this year and was 7 percent below the amount earned two years ago. Interest margins generally narrowed in both the interest sensitive and traditional product lines.

        Policy benefits rose 4 percent in 2002 and 2 percent over the past two years, while operating revenues declined. Thus, benefits rose relative to revenues, narrowing profit margins. Policy surrenders improved substantially relative to policy values available to be surrendered over the three years. The amortization of deferred acquisition costs fluctuated considerably over the three years since 2002 and 2000 results benefited from the unlocking, or changing, of experience assumptions to reflect the emergence of actual profit margins that were better than assumed.

        Net income fell by nearly one-third in 2002 and is half of what it was two years ago. This reflects declining operating revenues, narrowing profit margins and increased realized investment losses.

Kansas City Life Insurance Company – Group Insurance

        Much of group revenue and earnings is derived from dental insurance. The Company also offers short and long-term disability, multiple employer trust and group life coverages as well as administrative claims paying services (ASO). These products are sold through third party marketing arrangements and the Company’s career general agency sales force. The group segment generates one-fourth of the Company’s total insurance revenues and 8 percent of its consolidated sales.

        Group insurance revenues grew 7 percent this year and rose 9 percent over the past two years despite the discontinuance of the stop loss line of business in late 2000. Excluding stop loss, insurance revenues rose 16 percent over the past two years. Dental insurance fueled this growth as its revenues grew 11 percent in 2001 and 13 percent in 2002. The other group lines’ revenues were level over the three years except for ASO and group life revenues, which declined 11 percent and 9 percent since 2000, respectively. While group insurance will lose a block of business in early 2003 that generated one-fourth of this year’s dental revenues and 18 percent of ASO revenues, a new dental arrangement is being added which will partially compensate for these lost revenues.

        Policy benefits ratios are critical to the segment’s profitability. These ratios were at unprofitable levels the past two years, except for the dental and multiple employer trust lines. However, the block of dental business being lost in 2003 was a significant contributor to that line’s favorable benefits ratio.

        The segment generated net losses the past two years largely due to the benefits ratios discussed above and narrowed profit margins and reduced revenues in the ASO line.

Sunset Life Insurance Company of America

        Sunset Life principally markets term insurance and interest sensitive universal life and annuity products to individuals nationwide through a personal producing agency sales force. One-fifth of its direct insurance revenues in the financial statements comes from traditional life insurance premiums, primarily term insurance. Approximately 80 percent of its insurance revenues are contract charges from the universal life products. Sunset Life produces 11 percent of consolidated sales, 7 percent of total revenues from customers and one-third of consolidated net income.

        Sales nearly quadrupled in 2002 as interest sensitive annuity sales grew by nearly 6 times. This line of business represents 84 percent of Sunset Life’s sales. Interest sensitive universal life products, which comprise much of the remaining sales, rose by 25 percent this year. Although the segment’s sales declined 21 percent last year, this year’s strong sales results caused current sales to be 181 percent above the level from two years earlier. While annuities generate significant premium growth, they represent just 1 percent of insurance revenues in the income statement, which primarily measure annuity revenues in terms of contract charges.

        Total customer revenues declined steadily over the three years largely due to reinsuring Sunset Life’s insurance in force. Sunset Life’s direct insurance revenues declined 2 percent this year and 5 percent over the past two years. While life insurance premiums, primarily from term policies, remained level over the three years, contract charges, principally from universal life business, declined 2 percent in 2002 and 6 percent versus 2000.

        Net investment income declined 4 percent in 2002 and 7 percent over the past two years. This reflected the historically low yields available for new investments and significant holdings of short-term investments, which represented 11 percent of total investments this year end and 7 percent a year ago. Additionally, realized investment losses equaled $3.0 million this year, $2.3 million last year and $2.4 million in 2000.

        Policy benefits, as a percent of operating revenues, rose from 51.6 percent in 2000 to 55.0 percent in 2001, and then declined to 50.4 percent in 2002, reflecting normal fluctuations in mortality experience. Surrenders of universal life and flexible annuity policies declined steadily over the three years. Although this improvement has little impact on income in the year that it occurs, this is important in that it improves future revenue and profit flows for the segment. The amortization of deferred acquisition costs declined dramatically in 2001 due to the unlocking of assumptions related to the reinsurance transaction discussed above, but then returned to more normal levels in 2002.

        Operating expenses varied dramatically due to litigation costs in late 2001, which increased that year’s expenses $16.3 million. In 2002, $2.3 million of the litigation expense accrued in 2001 was reversed. Excluding the effects of these costs, Sunset Life’s operating expenses declined over the three years due to increased operating efficiency.

        Sunset recorded a net loss of $1.5 million in 2001 due to the legal costs noted above, but recorded net income of $8.9 million in 2000 and $10.5 million in 2002. Profit margins widened this year compared to 2000 due to improved mortality experience and reduced operating expenses relative to revenues.

Old American Insurance Company

        Old American markets final expense coverage to the senior market nationwide through a Planned Production Agency distribution system, offering exclusive sales territories and sales leads to the agents. The Company is challenged to generate these leads in a quantity and of sufficient quality to provide economical leads to the sales agents. Old American produces 5 percent of consolidated sales, 28 percent of customer revenues and one-fifth of consolidated net income.

        Sales improved 3 percent over the past two years as the recruitment of new sales agents rose over that time. Total revenues from customers, including both new and renewal premiums, declined 2 percent in 2001 but remained level in 2002.

        Net investment income rose 1 percent in 2001 and then declined 3 percent in 2002 for the reasons enumerated in the other segments. Short-term investments represented 16 percent of total investments this year-end and 7 percent at last year-end. Realized investment losses equaled $1.9 million and $1.1 million in 2002 and 2000, respectively. Investment gains of $0.7 million were realized in 2001.

        Policy benefits ratios were largely unchanged over the three years as net income rose from $7.0 million in 2000 to $9.1 million in 2001 and then decreased to $7.0 million in 2002. This represented a 1 percent increase over the past two years. Operating income grew 7 percent compared to two years ago, with increased realized investment losses in 2002 accounting for the difference in performance versus net income.

Market and Interest Rate Risk Analysis

        Kansas City Life holds a diversified portfolio of investments that includes cash, bonds, preferred stocks, mortgage-backed securities, commercial mortgages and real estate. Each of these investments is subject, in varying degree, to market risks that can affect their ability to earn a competitive return and the return affects their fair value. A majority of these assets are debt instruments of corporations or U.S. Government Sponsored Enterprises (GSE) and are considered fixed income investments. Thus, the primary market risks affecting the Company are interest rate and credit risks.

        Coupon and dividend income represents the greatest portion of an investment’s total return for most fixed income instruments. The fair market price of such investments is inversely related to market interest rates. As interest rates fall, the coupon and dividend streams of older, higher-paying investments become relatively more valuable than newer, lower-yielding investments. Therefore, the market value of the older, high-paying investments increases. The opposite effect occurs when interest rates rise.

        Interest rates fell during 2002, causing Kansas City Life’s investment portfolio to increase in value. The Federal Reserve Open Market Committee continued its lowering of short-term interest rates to stimulate the economy, which in turn helped the valuations of short-term bonds. Long-term interest rates (10 years and beyond) also declined, increasing the value of long-term bonds. In 2001, the book value of the securities exceeded its fair value by $38.4 million. With the decline in both short-term and long-term rates, fair value exceeded book value by $2.6 million at year’s end.

        Due to the complex nature of interest rate movements and their uneven effects on the value of fixed income investments, the Company uses sophisticated computer programs to help predict changes in the value of the portfolio. Assuming that changes occur equally over the entire term structure of interest rates or yield curve, it is estimated that a 100 basis point increase in rates would translate to a $77.0 million loss of market value for the $2.2 billion securities portfolio. Conversely, a 100 basis point rate decrease translates to a $77.2 million increase in market value. This relationship is generally termed duration, a mathematical measurement of the sensitivity of investment cash flow to small changes in market rates. Convexity, a term that applies to the skew in the securities’ value changes for similar positive or negative changes in interest rates, is relatively flat. This is due to an increased concentration in mortgage-backed securities.

        Market changes rarely follow a linear pattern in one direction for any length of time. Within any diversified portfolio, an investor will likely find embedded options, both puts and calls, that change the structure of the cash flow stream. Mortgage-backed securities are particularly sensitive to interest rate changes. As long-term interest rates fall, homeowners become more likely to refinance their mortgage or move up to a larger home, causing a prepayment of the outstanding mortgage principal, which must then be reinvested at a lower rate. Should interest rates rise suddenly, prepayments expected by investors may cease, extending the maturity of a mortgage pool by many years. This represents a further interest rate risk to investors.

        The table below details the nature of expected cash flows from the securities portfolio, including the cash flows from mortgage-backed securities pools and callable corporate bonds and commercial mortgages. Calls and prepayments represent the principal amount expected to return to the Company. Total principal equals invested cash scheduled to return in each year, including maturities, calls, sinking funds and prepayments.

                                                  EXPECTED CASH FLOWS
                                                       (Millions)

                                                                                   There-   Total    Fair
                                        2003     2004    2005    2006     2007     after   Principal Value
--------------------------------------  ----     ----    ----    ----     ----     ------  --------- -----

Corporate bonds currently callable   $    44        1       -       7        8         34       94      93
  Average interest rate                 6.40%   9.48    9.55   12.05     6.77       9.79     9.95
Mortgage-backed securities and CMO's     280       93      68      44       33         81      599     592
  Average interest rate                 5.40%   6.27    6.17    6.22     6.25       6.97     5.98
All other securities                     244       65     100      77       81        930    1 497   1 479
  Average interest rate                 5.67%   8.37    8.33   10.31     7.90       7.56     7.64
     Securities                          568      159     168     128      122      1 045    2 190   2 164
        Average interest rate           5.59%   7.15    7.45    9.00     7.38       7.59     7.29

Commercial mortgages                     182       67      82      67       35         39      472     500
  Average interest rate                 7.94%   7.30    8.09    7.73     7.53       7.67     7.71
     Total                           $   750      226     250     195      157      1 084    2 662   2 664
       Average interest rate            6.16%   7.19    7.66    8.56     7.41       7.59     7.36

The table shows expected cash flows from principal repayments of bonds in the form of maturities, calls, sinking funds and prepayments as well as principal repayments of commercial mortgages.

        The majority of the Company’s investments are exposed to varying degrees of credit risk—the risk that the value of the investment may decline due to deterioration in the financial strength of the issuer, and that the timely payment of principal or interest might not occur.

        Over the past three years, credit defaults in the marketplace have increased significantly. The increase in the default rate may be attributed to several factors, including the economic slowdown experienced by the U.S. economy the past two years, the increased use of leverage by corporate issuers, fraud, and adverse legal judgments against corporations, among others. A default by a rated issuer usually involves some loss of principal to the investor as evidenced by the writedowns taken by the Company identified in the table on page 15. Such loss can be mitigated by timely sales of affected securities or by active involvement in a restructuring process, which preserves the value of the underlying entity. However, there can be no assurance that the efforts of an investor will lead to favorable outcomes in a bankruptcy or restructuring.

        The Company mitigates this risk by diversifying the investment portfolio across a broad range of issuers, invest ment sectors and security types, by limiting the amount that it invests in any particular entity and by investing substantial amounts of the portfolio in instruments carrying a security lien against tangible asset collateral. Pledged collateral that retains its value increases bondholder recovery amounts in the case of bankruptcy or restructuring. With the exception of certain GSE’s, there is no exposure to any single issuer greater than one percent of assets on a book value basis. Further, risks are mitigated on large single issuer investments by purchasing securities that are collateralized with liens against tangible property or by purchasing obligations of separate, distinct operating subsidiaries of a corporate group.

        Kansas City Life currently owns $82.6 million of foreign bonds. Since these are denominated in U.S. dollars, there is no direct exposure to foreign currency risk. There is an indirect exposure to exchange markets to the extent that the issuers of these securities do not have natural revenue streams in U.S. dollars and must obtain dollars through the exchange markets to fully fund their obligations. There is no foreign exposure in the Company’s mortgage or real estate holdings.

        As interest rates rise, policyholders become more likely to surrender policies or to borrow against cash values, often to meet sudden needs in an inflationary environment or to invest in higher yielding opportunities elsewhere. This risk of disintermediation may force the Company to liquidate parts of its portfolio at a time when the fair market value of fixed income investments is falling. If interest rates fall, the Company may also be forced to invest new cash receipts at levels below the minimum guaranteed rates payable to policyholders, eroding profit margins. Due to its strong cash flow, the Company can usually adapt to small sudden changes in interest rates, or even large changes that occur over longer periods of time. Cash flow may increase or decrease over the course of the business cycle, and the Company also takes steps to ensure that adequate liquidity is available to meet obligations in a timely manner. To this end, the Company maintains lines of credit with commercial banks and other short-term borrowing arrangements with financial institutions.

        The Company has rarely used derivatives due to a number of factors, including pricing, liquidity, and the net value to the Company’s business position. The Company does not trade derivatives for speculative purposes, and only enters into derivatives contracts to hedge a specific, identifiable risk for a specific period of time under specific conditions.

Changes in Accounting Standards

        Statement of Financial Accounting Standards (FAS) No. 141, “Business Combinations,” and FAS No. 142, “Goodwill and Other Intangible Assets,” were adopted by the Company on January 1, 2002, and did not have a significant impact on Kansas City Life’s reported results. These Standards impact the accounting for business combinations and for the purchased goodwill and other intangible assets that arise from those combinations or are otherwise acquired. The purchase method of accounting is mandated and positive goodwill is no longer amortized annually. Instead it is tested for impairment annually and written off only to the extent that it is determined to be impaired. Unallocated negative goodwill is to be recognized immediately as an extraordinary gain.

        FAS No. 145, “Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections,” addresses an array of topics from leases to extinguishing debt. The Company will adopt this Standard on January 1, 2003, but it is not expected to have a significant impact on reported results.

        All other Standards and Interpretations of those Standards issued during 2002 did not relate to accounting policies and procedures pertinent to Kansas City Life at this time.

Critical Accounting Policies

        Accounting principles generally accepted in the United States (GAAP) require management to make certain estimates and assumptions affecting the amounts reported in the financial statements and the accompanying notes. As such, the Company combines its actual experience with selected estimates in preparing its financial statements. The calculations used to estimate various components in the financial statements are necessarily complex and involve large amounts of data. Assumptions and estimates involve careful judgment and, by their nature, may be subject to revision over time.

        The calculation of life insurance policy reserves is dependent upon estimates of future events. These estimates require judgments based upon the Company’s past experience and estimates and assumptions concerning future mortality, persistency and interest rates. At any given time, earnings variability may result from changes in actual experience in mortality, expense and interest margins, as well as changes in estimates of future experience.

        Policy acquisition costs, principally agent commissions and other selling, selection and issue costs, which vary with and are directly related to the production of insurance revenues, are capitalized as incurred. These deferred costs are then amortized in proportion to future premium revenues or the expected future profits of the business, depending upon the type of product. Profit expectations are based upon estimates of future interest spreads, mortality margins, operating expenses and policy persistency experience. These estimates involve judgment and are compared to actual experience on an ongoing basis. If it is determined that the assumptions related to the profit expectations for interest sensitive and variable products should be revised, the impact of the change is reported in the current period’s income.

        The Company’s securities, which are all classified as available for sale, are carried at their fair value in the Company’s balance sheet. These fair values are obtained from a variety of external sources. As a part of this process, the Company regularly evaluates the quality of the portfolio. In the normal course of business there will be securities that suffer market price deterioration due to a wide variety of factors. To the extent that management believes that these fluctuations represent other than temporary declines in value, or that it is more likely than not that all of the contractual cash flows will not be received, the security’s value is written down by charging a realized investment loss against income.

Liquidity and Capital Resources

        Life insurance companies serve as providers of investment capital in the nation’s economy. As such, life insurers generally have few liquidity concerns, especially in a low interest rate environment, as is currently the situation. Reflecting this, Kansas City Life generated $53.7 million in operating funds each year, on average, over the past three years. The Company placed $2.6 billion in new investments over the three years, an average of $866.7 million annually. This information excludes net proceeds from the variable line of business. These proceeds are largely partitioned into separate accounts and are not held in the Company’s general investments since the policyholders rather than the Company assume the underlying investment risks. Asset and liability maturities and yields are matched and cash flow testing is performed to ensure sufficient interest spreads are earned, exposure to changing interest rates is minimized and that funds will be available as needed to meet future policyholder obligations.

        Kansas City Life borrowed funds over the past three years principally in support of investment strategies. The Company has $60.0 million in unsecured revolving credit loan agreements as well as reverse repurchase agreements with banks and institutional counter-parties for liquidity purposes. Kansas City Life also has added borrowing capacity through its membership affiliation with the Federal Home Loan Bank. At year’s end, outstanding balances under this agreement totaled $95.0 million in maturities of less than one year. The Company has the capacity to add $84.7 million in borrowings with no additional capital commitment.

        Kansas City Life’s statutory equity exceeds the minimum capital deemed necessary to support its insurance business, as determined by the risk based capital calculations and guidelines established by the National Association of Insurance Commissioners. The maximum stockholder dividends that can be paid out of this capital in 2003 without prior approval of the Missouri Director of Insurance are $24.2 million.

        Stockholder equity per share, or book value, equaled $49.81 this year-end, a 6 percent increase for the year. Book value, excluding the effects of unrealized investment gains and losses, equaled $49.69 a share, 1 percent greater than the prior year. The stock repurchase program was extended by the Board of Directors through 2003 to permit the purchase of up to one million of the Company’s shares on the open market, which would represent 8 percent of the shares currently outstanding. No shares were purchased under this program this year.

CONSOLIDATED INCOME STATEMENT
(Thousands, except per share data and parenthetical comments)

                                                                          2002             2001            2000
------------------------------------------------------------------        ----             ----            ----
REVENUES
Insurance revenues:
  Premiums and contract charges                                     $    290,468          287,435         292,264
  Reinsurance ceded                                                      (43,223)         (36,295)        (38,645)
    Net insurance revenues                                               247,245          251,140         253,619
Investment revenues:
  Investment income, net                                                 193,308          202,374         207,135
  Realized losses, net                                                   (18,240)         (15,748)         (3,871)
Other                                                                     17,918           13,923          16,024

      TOTAL REVENUES                                                     440,231          451,689         472,907

BENEFITS AND EXPENSES
Policyholder benefits, net of reinsurance ceded ($34,678,000;
   $32,996,000 - 2001; $43,320,000 - 2000)                               278,071          275,645         276,840
Amortization of deferred acquisition costs                                23,813           27,765          26,828
Insurance operating expenses, net of commissions ceded
$4,847,000; $6,899,000 - 2001; $5,960,000 - 2000)                        100,526          116,739         100,735

TOTAL BENEFITS AND EXPENSES                                              402,410          420,149         404,403

Income before Federal income taxes                                        37,821           31,540          68,504

Federal income taxes:
  Current                                                                 (5,019)           9,116          15,633
  Deferred                                                                11,291           (7,498)          3,788

                                                                           6,272            1,618          19,421

NET INCOME                                                          $     31,549           29,922          49,083

Basic and diluted earnings per share:
  Net income                                                               $2.63             2.49            4.08

See accompanying Notes to Consolidated Financial Statements.

CONSOLIDATED BALANCE SHEET

                                                                                       2002                2001
-------------------------------------------------------------------------              ----                ----
ASSETS
Investments:
  Available for sale:
    Fixed maturities, at fair value (amortized cost $2,137,667,000;
     $2,098,175,000 - 2001)                                                     $    2,141,439           2,062,193
    Equity securities, at fair value
     (cost $58,728,000; $70,159,000 - 2001)                                             57,587              67,759
  Mortgage loans, net                                                                  463,150             439,546
  Real estate, net                                                                      66,751              61,777
  Real estate joint ventures                                                            26,257              33,320
  Policy loans                                                                         108,551             112,995
  Short-term investments                                                               186,770             127,984
  Other investments                                                                      4,484               4,548

     TOTAL INVESTMENTS                                                               3,054,989           2,910,122
Cash                                                                                     2,532               4,365
Accrued investment income                                                               36,465              37,457
Receivables, net                                                                         6,850               4,532
Property and equipment, net                                                             36,013              19,013
Deferred acquisition costs                                                             246,286             243,606
Value of purchased insurance in force                                                   75,322              80,361
Reinsurance recoverables                                                               140,214             141,141
Deferred income taxes                                                                        -               7,591
Other assets                                                                            11,714              11,118
Separate account assets                                                                244,862             305,283

                                                                                $    3,855,247           3,764,589
LIABILITIES AND STOCKHOLDERS' EQUITY
Future policy benefits:
  Life insurance                                                                $      777,091             772,224
  Accident and health                                                                   42,036              43,725
Accumulated contract values                                                          1,758,330           1,640,081
Policy and contract claims                                                              28,906              34,969
Other policyholders' funds:
  Dividend and coupon accumulations                                                     61,692              61,579
  Other                                                                                 60,050              68,309
Notes payable                                                                           97,241              96,779
Current income taxes payable                                                             1,902              11,652
Deferred income taxes                                                                   13 637                   -
Other liabilities                                                                      172,003             164,304
Separate account liabilities                                                           244,862             305,283
     TOTAL LIABILITIES                                                               3,257,750           3,198,905
Stockholders' equity:
  Common stock, par value $1.25 per share
    Authorized 36,000,000 shares, issued 18,496,680 shares                              23,121              23,121
  Paid in capital                                                                       22,605              21,744
  Retained earnings                                                                    686,847             668,255
  Accumulated other comprehensive loss, net of tax                                     (24,437)            (38,806)
  Less treasury stock, at cost (6,500,497 shares; 6,470,052 shares - 2001)            (110,639)           (108,630)
     TOTAL STOCKHOLDERS' EQUITY                                                        597,497             565,684
                                                                                $    3,855,247           3,764,589

See accompanying Notes to Consolidated Financial Statements.

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY

                                                                          2002            2001              2000
---------------------------------------------------------------           ----            ----              ----

COMMON STOCK, beginning and end of year                           $       23,121          23,121            23,121

PAID IN CAPITAL:
  Beginning of year                                                       21,744          20,109            18,498
  Excess of proceeds over cost of treasury stock sold                        861           1,635             1,611

  End of year                                                             22,605          21,744            20,109

RETAINED EARNINGS:
  Beginning of year                                                      668,255         651,324           614,278
  Net income                                                              31,549          29,922            49,083
  Other comprehensive income:
    Unrealized gains on securities, net of tax                            25,519          19,679              9,581
    Increase in unfunded pension liability, net of tax                   (11,150)         (3,205)            (5,766)
  Comprehensive income                                                    45,918          46,396             52,898
  Transfer other comprehensive income to
    accumulated other comprehensive loss                                 (14,369)        (16,474)            (3,815)
  Stockholder dividends of $1.08 per share
    ($1.08 - 2001; $1.00 - 2000)                                         (12,957)        (12,991)           (12,037)

  End of year                                                            686,847         668,255            651,324

ACCUMULATED OTHER COMPREHENSIVE LOSS:
  Beginning of year                                                      (38,806)        (55,280)           (59,095)
  Other comprehensive income                                              14,369          16,474              3,815

  End of year                                                            (24,437)        (38,806)           (55,280)

TREASURY STOCK, at cost:
  Beginning of year                                                     (108,630)       (107,020)          (102,997)
  Cost of 67,470 shares acquired
    (71,054 shares - 2001; 174,550 shares - 2000)                         (2,535)         (2,692)            (5,600)
  Cost of 37,025 shares sold
    (76,205 shares - 2001; 111,085 shares - 2000)                            526           1,082              1,577

  End of year                                                           (110,639)       (108,630)          (107,020)

TOTAL STOCKHOLDERS' EQUITY                                        $      597,497         565,684            532,254

See accompanying Notes to Consolidated Financial Statements.

CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                          2002             2001             2000
--------- ------------------------------------------------------          ----             ----             ----

OPERATING ACTIVITIES
Net income                                                        $       31,549          29,922            49,083
Adjustments to reconcile net income to
  net cash from operating activities:
    Amortization of investment premium (discount), net                      (641)            601             4,867
    Depreciation                                                           5,916           5,181             6,093
    Policy acquisition costs capitalized                                 (27,868)        (27,916)          (35,775)
    Amortization of deferred acquisition costs                            23,813          27,765            26,828
    Amortization of purchased insurance in force                           5,039           7,472             7,803
    Realized investment losses                                            18,240          15,748             3,871
    Changes in assets and liabilities:
     Legal settlement liability                                          (16,965)         16,295             1 230
     Future policy benefits                                                3,178          (1,337)           (8,270)
     Accumulated contract values                                          11,921           1,986)           (8,246)
     Income taxes payable and deferred                                    (2,271)         (4,036)             (804)
     Drafts outstanding                                                        -         (13 476)           13,476
    Other, net                                                            (6,738)         (8,753)            6,264
    NET CASH PROVIDED                                                     45,173          49,452            66,420

INVESTING ACTIVITIES
Purchases of security investments available for sale:
  Fixed maturities                                                      (788,919)       (884,654)         (415,189)
  Equity securities                                                       (5,598)         (5,116)          (22,134)
Purchases of fixed maturities held to maturity                                 -               -            (3,304)
Sales of security investments available for sale                         369,361         678,423           393,934
Maturities and principal paydowns
  of security investments available for sale:
    Fixed maturities                                                     364,984         187,673           115,557
    Equity securities                                                      6,925          16,088            19,251
Maturities of fixed maturities held to maturity                                -               -            24,539
Purchases of other investments                                          (149,627)       (185,392)         (136,114)
Sales, maturities and paydowns of other investments                       79,805          51,215            53,990
Net additions to property and equipment                                  (21,029)         (1,878)           (2,833)
Disposition of group insurance blocks, net cash paid                           -          (4,000)                -
    NET CASH PROVIDED (USED)                                            (144,098)       (147,641)           27,697

FINANCING ACTIVITIES
Proceeds from borrowings                                                  59,562         102,589            58,445
Repayment of borrowings                                                  (59,100)        (47,330)          (86,425)
Policyholder contract deposits                                           213,898         148,930           137,901
Withdrawals of policyholder contract deposits                           (107,572)       (130,722)         (198,474)
Change in other deposits                                                   4,409          28,662               (79)
Cash dividends to stockholders                                           (12,957)        (12,991)          (12,037)
Disposition (acquisition) of treasury stock, net                          (1,148)             25            (2,412)
    NET CASH PROVIDED (USED)                                              97,092          89,163          (103,081)

Decrease in cash                                                          (1,833)         (9,026)           (8,964)
Cash at beginning of year                                                  4,365          13,391            22,355

    CASH AT END OF YEAR                                           $        2,532           4,365            13,391

See accompanying Notes to Consolidated Financial Statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in tables are generally stated in thousands, except per share data)

SIGNIFICANT ACCOUNTING POLICIES

Organization

Kansas City Life Insurance Company is a Missouri domiciled stock life insurance company which, with its affiliates, is licensed to sell insurance products in 49 states and the District of Columbia. The Company offers a diversified portfolio of individual insurance, annuity and group products distributed primarily through numerous general agencies. The Company’s new business activities have been concentrated in interest sensitive and variable products in recent years.

Basis of Presentation

The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States (GAAP) and include the accounts of Kansas City Life Insurance Company and its subsidiaries, principally Sunset Life Insurance Company of America (Sunset Life) and Old American Insurance Company (Old American). Significant intercompany transactions have been eliminated in consolidation. Certain reclassifications have been made to prior year results to conform with the current year’s presentation. GAAP requires management to make certain estimates and assumptions which affect amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Recognition of Revenues

Traditional life insurance products include whole life insurance, term life insurance and certain annuities. Premiums for these products are recognized as revenues when due. Accident and health insurance premiums are recognized as revenues over the terms of the policies. Revenues for universal life and flexible annuity products are amounts assessed against contract values for cost of insurance, policy administration and surrenders, as well as amortization of deferred front-end contract charges.

Future Policy Benefits and
      Accumulated Contract Values

Traditional life insurance reserves have been computed by a net level premium method based upon estimates at the time of issue for investment yields, mortality and withdrawals. These estimates include provisions for experience less favorable than actually expected. Investment yield assumptions for new issues are graded down and range from 7.25 percent to 5.25 percent. Mortality assumptions are based on Company experience expressed as a percentage of standard mortality tables. The 1975-1980 Select and Ultimate Basic Table is used for new business.

Accident and health reserves represent estimates of payments to be made on reported insurance claims as well as claims incurred but not yet reported. These estimates are based upon past claims experience, claim trends and industry experience.

Liabilities for universal life and flexible annuity products represent accumulated contract values, without reduction for potential surrender charges, and deferred front-end contract charges which are amortized over the term of the policies. Benefits and claims are charged to expense in the period incurred net of related accumulated contract values. Interest on accumulated contract values is credited to contracts as earned. Crediting rates for universal life insurance and flexible annuity products ranged from 3.00 percent to 7.25 percent (3.00 percent to 7.25 percent - 2001; 4.00 percent to 6.75 percent - 2000).

Policy Acquisition Costs

The costs of acquiring new business, principally commissions, certain policy issue and underwriting expenses and certain variable agency expenses, are deferred. For traditional life products, deferred acquisition costs are amortized in proportion to premium revenues over the premium-paying period of related policies, using assumptions consistent with those used in computing benefit reserves. Acquisition costs for interest sensitive and variable products are amortized over a period not exceeding 30 years in proportion to estimated gross profits arising from interest spreads and charges for mortality, expenses and surrenders that are expected to be realized over the term of the contracts. The amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a block of business are revised. This asset is also adjusted for the impact on estimated gross profits of net unrealized gains and losses on securities.

Value of Purchased Insurance in Force

The value of purchased insurance in force arising from the acquisition of a life insurance subsidiary and a block of life insurance business is being amortized in proportion to projected future premium revenues or estimated gross profits. Such amortization is included in insurance operating expenses. If these projections should change, the amortization is adjusted prospectively. The Company regularly assesses the recoverability of its intangible assets through an analysis of expected future cash flows. This asset was increased $7,096,000 ($7,796,000 - 2001; $8,523,000 - 2000) for accrual of interest and reduced $14,252,000 ($15,268,000 - 2001; $16,326,000 - 2000) for amortization. The increase for accrual of interest for the life insurance subsidiary was calculated using a 13.0 percent interest rate for the life block and a 7.0 percent rate for the accident and health block and, on the acquired block, a 7.0 percent interest rate on the traditional life portion and a 5.4 percent rate on the interest sensitive portion. Total accumulated accrual of interest and amortization equal $77,834,000 and $128,545,000, respectively. The value of purchased insurance in force is adjusted for the impact on estimated gross profits of net unrealized gains and losses on securities. Based upon current conditions and assumptions as to future events, the Company expects that the amortization will be between 7 and 10 percent of the asset’s current carrying amount in each of the next five years.

Separate Accounts

These accounts arise from the sale of variable life insurance and annuity products. Their assets are legally segregated and are not subject to the claims which may arise from any other business of the Company. These assets are reported at fair value since the underlying investment risks are assumed by the policyholders. Therefore the related liabilities are recorded at amounts equal to the underlying assets. Investment income and gains or losses arising from separate accounts accrue directly to the policyholders and are, therefore, not included in investment earnings in the accompanying consolidated income statement. Revenues to the Company from separate accounts consist principally of contract maintenance charges, administrative fees and mortality and risk charges.

Participating Policies

Participating business at year end approximates 8 percent of statutory premiums and 10 percent of the life insurance in force. The amount of dividends to be paid is determined annually by the Board of Directors. Provision has been made in the liability for future policy benefits to allocate amounts to participating policyholders on the basis of dividend scales contemplated at the time the policies were issued. Additional provisions have been made for policyholder dividends in excess of the original scale which have been declared by the Board of Directors.

Reinsurance

In the normal course of business, the Company cedes risks to other insurers in order to protect the Company against adverse fluctuations in mortality experience. The Company also assumes other companies’ business. Reinsurance is affected on individual risks and through various pooling arrangements. Business is reinsured primarily through yearly renewable term and coinsurance agreements. Under yearly renewable term the Company purchases one-year term insurance from the reinsurer. The reinsurer reimburses claims paid related to this coverage. Under coinsurance the reinsurer receives a proportionate share of the premiums less applicable commissions and is liable for a corresponding share of policy benefits. The Company remains contingently liable if the reinsurer should be unable to meet obligations assumed under the reinsurance contract.

Investments

Short-term investments are stated at cost adjusted for amortization of premium and accrual of discount. Securities available for sale are stated at fair value. Unrealized gains and losses on securities available for sale are reduced by deferred income taxes and related adjustments to deferred acquisition costs and the value of purchased insurance in force, and are included in accumulated other comprehensive income. The Company reviews and analyzes its securities on an ongoing basis. Based upon these analyses, specific securities’ values are written down to expected realizable values through earnings as a realized investment loss if the security’s impairment in value is considered to be other than temporary which occurs mainly when it is more likely than not that all of the contractual cash flows will not be received. Mortgage loans are stated at cost adjusted for amortization of premium and accrual of discount less an allowance for probable losses. A loan is considered impaired if it is probable that contractual amounts due will not be collected. An allowance for probable impairment losses is based upon the loan’s market price, or the fair value of the underlying collateral on a net realizable basis. Loans in foreclosure and loans considered to be impaired are placed on a non-accrual status. Real estate is carried at depreciated cost. Real estate joint ventures are valued at cost adjusted for the Company’s equity in earnings since acquisition. Policy loans are carried at cost less payments received. Premiums and discounts on fixed maturity securities are amortized over the life of the related security as an adjustment to yield using the effective interest method. Realized gains and losses on disposals and write-downs of investments, determined by the specific identification method, are included in investment revenues.

Federal Income Taxes

Income taxes have been provided using the liability method. Under that method, deferred tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

Income Per Share

Due to the Company’s capital structure and lack of other potentially dilutive securities, there is no difference between basic and diluted earnings per common share for any of the years or periods reported. The weighted average number of shares outstanding during the year was11,997,733 shares (12,027,241 shares - 2001; 12,033,725 shares - 2000). The number of shares outstanding at year end was 11,996,183 (12,026,628 - 2001).

COMPREHENSIVE INCOME (LOSS)

Comprehensive income (loss) is comprised of net income and other comprehensive income (loss) which includes unrealized gains or losses on securities available for sale and unfunded pension liabilities, as shown below.

                                                  Unrealized     Unfunded
                                                Gain (Loss)        Pension
                                                on Securities      Liability     Total
                                                -------------      ---------     -----

2002:
Unrealized holding gains
  arising during the year                     $     14,542                -      14,542
Less:  Realized losses included
            in net income                          (26,471)               -     (26,471)
Net unrealized gains                                41,013                -      41,013
Increase in unfunded
  pension liability                                      -          (17,154)    (17,154)
Effect on deferred
  acquisition costs                                 (1,745)               -      (1,745)
Deferred income taxes                              (13,749)           6,004      (7,745)
Other comprehensive
  income (loss)                               $     25,519          (11,150)     14,369

2001:
Unrealized holding gains
  arising during the year                     $     13,972                -      13,972
Less:  Realized losses included
            in net income                          (18,404)               -     (18,404)
Net unrealized gains                                32,376                -      32,376
Increase in unfunded
  pension liability                                      -           (4,931)     (4,931)
Effect on deferred
  acquisition costs                                 (2,113)               -      (2,113)
Deferred income taxes                              (10,584)           1,726      (8,858)
Other comprehensive
  income (loss)                               $     19,679           (3,205)     16,474

2000:
Unrealized holding gains
  arising during the year                     $      9,422                -       9,422
Less:  Realized losses included
            in net income                           (6,467)               -      (6,467)
Net unrealized gains                                15,889                -      15,889
Increase in unfunded
  pension liability                                      -           (8,871)     (8,871)
Effect on deferred
  acquisition costs                                 (1,145)               -      (1,145)
Deferred income taxes                               (5,163)           3,105      (2,058)
Other comprehensive
  income (loss)                               $      9,581           (5,766)      3,815

The accumulated balances related to each component of accumulated other comprehensive loss follow.

                             Unrealized    Unfunded
                             Gain (Loss)   Pension
                            on Securities  Liability   Total
--------------------------------------------------------------

2001:
Beginning of year           $ (43,798)     (11,482)   (55,280)
Other comprehensive
   income (loss)               19,679       (3,205)    16,474

End of year                   (24,119)     (14,687)   (38,806)

2002:
Other comprehensive
   income (loss)               25,519      (11,150)    14,369

End of year                 $   1,400      (25,837)   (24,437)

STATUTORY INFORMATION and
     STOCKHOLDER DIVIDENDS RESTRICTION

The Company’s earnings, unassigned surplus (retained earnings) and stockholders’ equity, on the statutory basis used to report to regulatory authorities, follow.

                                2002      2001     2000
----------------------------------------------------------

Net gain from operations    $  20,280    42,097    45,730
Net income                     14,779    23,476    42,265
Unassigned surplus
    at December 31            306,845   329,972   311,804
Stockholders' equity
    at December 31            241,933   266,208   248,014

Stockholder dividends may not exceed statutory unassigned surplus. Additionally, under Missouri law, the Company must have the prior approval of the Missouri Director of Insurance in order to pay a dividend exceeding the greater of statutory net gain from operations for the preceding year or 10 percent of statutory stockholders’ equity at the end of the preceding year. The maximum payable in 2003 without prior approval is $24,193,000. The Company believes these statutory limitations impose no practical restrictions on its dividend payment plans.

The Company is required to deposit a defined amount of assets with state regulatory authorities. Such assets had an aggregate carrying value of $19,000,000 ($18,000,000 - 2001; $18,000,000 - 2000).

REINSURANCE

                                 2002      2001      2000
---------------------------------------------------------
Life insurance in force (in millions):
    Direct                    $  24,133   24,019    24,120
    Ceded                       (10,224)  (7,144)   (6,514)
    Assumed                       2,458    2,626     2,818

        Net                   $  16,367   19,501    20,424

Premiums:
Life insurance:
    Direct                    $ 123,925  123,894   121,606
    Ceded                       (37,773) (30,869)  (28,516)
    Assumed                       5,018    4,934     6,105

        Net                   $  91,170   97,959    99,195

 Accident and health:
    Direct                    $  56,003   51,237    54,769
    Ceded                        (5,450)  (5,426)  (10,128)
    Assumed                           1        -         -
        Net                   $  50,554   45,811    44,641

Contract charges arise generally from directly issued interest sensitive and variable products. However contract charges also arise from a block of business assumed during 1997 as described below.

Old American has a coinsurance agreement that reinsures certain whole life policies issued by Old American prior to December 1, 1986. These policies had a face value of $85.5 million as of this year end. The reserve for future policy benefits ceded under this agreement was $39,181,000 ($41,785,000 - 2001).

Kansas City Life acquired a block of traditional life and universal life-type products in 1997. As of this year end, the block had $2.4 billion of life insurance in force ($2.6 billion - 2001). The block generated life insurance premiums of $4,058,000 ($4,628,000 - 2001). The Company ceded $5.6 million of group life waiver of premium reserves in 2001.

Sunset Life entered into a yearly renewable term reinsurance agreement January 1, 2002, whereby it ceded 80 percent of its retained mortality risk on traditional and universal life policies. The insurance in force ceded approximates $2.7 billion ($3.1 billion - 2001) and premiums totaled $7,786,000.

The maximum retention on any one life is $350,000 for ordinary life plans and $100,000 for group coverage. A contingent liability exists with respect to reinsurance, which may become a liability of the Company in the unlikely event that the reinsurers should be unable to meet obligations assumed under reinsurance contracts. Reinsurers’ solvency is reviewed annually.

NOTES PAYABLE

                                                2002      2001
-------------------------------------------------------------------
Federal Home Loan Bank loans with
  various maturities and a weighted
  average variable interest rate,
  currently 2.00 percent, secured
  by mortgage-backed securities
  totaling $108,265,000                     $  95,000    95,000

Overnight federal funds, with a
  daily maturity, an interest rate
  of 1.28 percent, secured by
  specified securities totaling $6,452,000      1,033     1,049

Real estate loan due December 2010,
  with an interest rate of 7.50 percent,
  secured by the property                         703       730

Construction loan related to an
  investment property due July 2003,
  with an interest rate of 8.00 percent,
  forgiven in total if certain construction
  terms are met by July 2003                      505         -
                                            $  97,241    96,779

As a member of the Federal Home Loan Bank (FHLB) with a capital investment of $8,983,000, the Company has the ability to borrow up to twenty times its capital investment, or $179,656,000, from the FHLB when collateralized. The Company earned a 3.00 percent average rate on the capital investment in the FHLB for 2002.

The Company has an unsecured revolving credit loan agreement with Commerce Bank providing a $20,000,000 line of credit with a variable interest rate, currently 1.95 percent. The Company also has an unsecured revolving credit loan agreement with UMB Bank providing a $40,000,000 line of credit with a variable interest rate, currently 1.95 percent.

With the exception of the real estate and construction loans, all borrowings are used to enhance investment strategies. Interest paid on all borrowings equaled $2,325,000 ($3,975,000 - 2001; $2,146,000 - 2000).

FAIR VALUE of
     FINANCIAL INSTRUMENTS

The carrying amounts for cash, short-term investments and policy loans as reported in the accompanying balance sheet approximate their fair values. The fair values for securities are based on quoted market prices, where available. For those securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Fair values for mortgage loans are based upon discounted cash flow analyses using an interest rate assumption 2 percent above the comparable U.S. Treasury rate.

Fair values for liabilities under investment-type insurance contracts, included with accumulated contract values for flexible annuities and with other policyholder funds for supplementary contracts without life contingencies, are estimated to be their cash surrender values.

Fair values for the Company’s insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with insurance liabilities.

In regards to bank deposits, the fair value of checking, savings and money market accounts is the amount payable on demand. The fair value of fixed maturity certificate accounts is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for deposits of similar remaining maturities.

The carrying amounts and fair values of the financial instruments follow.

                                    2002                      2001

                            Carrying     Fair           Carrying    Fair
                             Amount      Value           Amount     Value
-----------------------------------------------------------------------------
Investments:
  Securities available
    for sale               $2,199,026  2,199,026       2,129,952  2,129,952
  Mortgage loans              463,150    499,935         439,546    448,338
Liabilities:
  Individual and
    group annuities        $  733,039    715,696         677,597    662,116
  Bank deposits                56,052     56,367          45,025     45,055
  Supplementary
    contracts without
    life contingencies         18,913     18,913          18,917     18,917

The following Investments Note provides further details regarding the investments above.

INVESTMENTS

Investment Revenues

Major categories of investment revenues are summarized as follows.

                              2002        2001       2000
---------------------------------------------------------
Investment income:
    Fixed maturities      $  141,242    147,610     156,117
    Equity securities          2,479      7,533       9,678
   Mortgage loans             35,559    33,343       29,478
    Real estate               12,002     10,735      10,563
    Policy loans               7,502      7,818       7,852
    Short-term                 5,187      4,649       3,025
    Other                      4,746      5,883       3,914
                             208,717    217,571     220,627
Less investment expenses     (15,409)   (15,197)    (13,492)

                          $  193,308    202,374     207,135

Realized gains (losses):
    Fixed maturities      $  (25,640)   (15,956)   (12,614)
    Equity securities           (831)  (2,448)          517
    Mortgage loans              (570)         -       2,970
    Real estate                8,431      2,048       4,316
    Other                        370        608         940

                          $  (18,240)   (15,748)     (3,871)

Unrealized Gains and Losses
Unrealized gains (losses) on the Company's securities
follow.
                              2002        2001       2000
---------------------------------------------------------

Available for sale:
  End of year             $   2,631     (38,382)    (70,758)
  Effect on deferred
    acquisition costs          (477)      1,268       3,381
  Deferred income taxes        (754)     12,995      23,579

                          $   1,400     (24,119)    (43,798)

  Increase (decrease) in
    net unrealized gains
    during the year:
      Fixed maturities    $  24,736     17,129       9,697
      Equity securities         783      2,550        (116)

                          $  25,519     19,679       9,581

Held to maturity:
  End of year             $       -          -        (109)

  Increase (decrease) in
    net unrealized gains
    during the year       $       -        109        (73)

Securities
The amortized cost and fair value of investments in securities at this year end follow.

                                      Gross
                      Amortized     Unrealized       Fair
                         Cost     Gains   Losses     Value
----------------------------------------------------------
Available for sale:
Bonds:
  U.S. government  $    53,838    4,816       60     58,594
  Public utility       250,330    8,974   17,969    241,335
  Corporate          1,099,806   57,550   69,582  1,087,774
  Mortgage-backed      704,359   26,782    7,844    723,297
  Other                 29,224    1,197       89     30,332
Redeemable
  preferred stocks         110        -        3        107

Fixed maturities     2,137,667   99,319   95,547  2,141,439
Equity securities       58,728      795    1,936     57,587

                   $ 2,196,395  100,114   97,483  2,199,026

The amortized cost and fair value of investments in securities at last year end follow.

                                       Gross
                      Amortized     Unrealized       Fair
                         Cost     Gains   Losses     Value
----------------------------------------------------------
Available for sale:
Bonds:
  U.S. government  $    47,991    2,935      161     50,765
  Public utility       290,670    4,765   10,051    285,384
  Corporate          1,198,505   18,564   55,078  1,161,991
  Mortgage-backed      532,978   11,308    8,677    535,609
  Other                 22,847      440       86     23,201
Redeemable
  preferred stocks       5,184       63        4      5,243

Fixed maturities     2,098,175   38,075   74,057  2,062,193
Equity securities       70,159      778    3,178     67,759

                   $ 2,168,334   38,853   77,235  2,129,952

The Company held two non-income producing fixed maturity securities at this year end with a statement value of $9,407,000. One of the securities, with a statement value of $5,407,000, was brought current in January 2003.

The distribution of the fixed maturity securities' contractual maturities at this year end follows. However, expected maturities may differ from these contractual maturities since borrowers may have the right to call or prepay obligations.

                                       Amortized     Fair
                                         Cost        Value
                                         ----        -----
Available for sale:
Due in one year or less             $   108,518     108,301
Due after one year through five years   248,643     254,800
Due after five years through ten years  375,860     381,613
Due after ten years                     700,287     673,428
Mortgage-backed bonds                   704,359     723,297

                                    $ 2,137,667   2,141,439

Sales of investments in securities available for sale, excluding normal maturities and calls, follow.

                                  2002      2001      2000
                                  ----      ----      ----

Proceeds                      $ 369,361   678,423   393,934
Gross realized gains              9,809    17,971     7,292
Gross realized losses            19,216    16,132    13,541

The Company does not hold securities of any corporation and its affiliates which exceeded 10 percent of stockholders' equity.

No material derivative financial instruments are employed.

The Company is exposed to risk that issuers of securities owned by the Company will default, or that interest rates will change and cause a decrease in the value of its investments. With mortgage-backed securities, the Company is also exposed to prepayment risk. As interest rates decline, the rate at which these securities pay down principal will generally increase. Management mitigates these risks by conservatively investing in high-grade securities and by matching maturities of its investment securities with the anticipated payouts of its liabilities.

Mortgage Loans

All mortgage loans are income producing, as they were last year. Mortgage loans are carried net of a valuation reserve of $4,600,000 ($4,030,000 - 2001).

The mortgage portfolio is diversified geographically and by property type as follows.

                                       2002                   2001
                                       ----                   ----
                              Carrying      Fair      Carrying      Fair
                               Amount      Value       Amount      Value
                               ------      -----       ------      -----
Geographic region:
  East north central        $  34,700      37,325      34,011     33,169
  Mountain                     79,657      85,874      75,771     77,646
  Pacific                     148,696     161,520     153,791    156,678
  West south central           83,195      90,455      66,811     69,535
  West north central           80,023      85,136      82,118     84,031
  Other                        41,479      44,225      31,074     31,309
  Valuation reserve            (4,600)     (4,600)     (4,030)    (4,030)
                            $ 463,150     499,935     439,546    448,338

Property type:
  Industrial                $ 283,217     306,170     281,786    285,614
  Retail                       12,167      13,321      15,566     16,422
  Office                      135,379     146,631     121,056    124,458
  Other                        36,987      38,413      25,168     25,874
  Valuation reserve            (4,600)     (4,600)     (4,030)    (4,030)
                            $ 463,150     499,935     439,546    448,338

The Company has commitments which expire in 2003 to originate mortgage loans of $13,615,000.

No mortgage loans were foreclosed upon and transferred to real estate investments during the past two years.

Three mortgage loans were acquired in the sale of real estate during the year for $6,085,000 ($875,000 - 2001).

Real Estate

Detail concerning the Company's real estate investments follows.

                                          2002       2001
                                          ----       ----
Penntower office building, at cost:
    Land                              $   1,106      1,106
    Building                             19,173     18,741
    Less accumulated depreciation       (12,523)   (12,027)
Foreclosed real estate, at lower of
    cost or net realizable value              -      1,900
Other investment properties, at cost:
    Land                                 15,302     15,449
    Buildings                            59,793     51,965
    Less accumulated depreciation       (16,100)   (15,357)

                                      $  66,751     61,777

Investment real estate, other than foreclosed properties, is depreciated on a straight-line basis. Penntower office building is depreciated over 60 years and all other properties from 10 to 35 years. Foreclosed real estate is carried net of a valuation allowance, if necessary, to reflect net realizable value. No such allowance was needed at either year end.

The Company held non-income producing real estate equaling $14,598,000 ($9,735,000 - 2001) consisting of properties under development.

PENSIONS and OTHER
     POSTRETIREMENT BENEFITS

The Company has pension and other postretirement benefit plans covering substantially all its employees. The defined benefits pension plan covers employees who were age 55 or over with at least 15 years of vested service at December 31, 1997. This plan’s benefits are based on years of service and the employee’s compensation during the last five years of employment. Employees have a cash balance account consisting of credits to the account based upon an employee’s years of service and compensation and interest credits. The postretirement medical plans for the employees, full-time agents, and their dependents are contributory with contributions adjusted annually. The Company pays these medical costs as due and the plan incorporates cost-sharing features. The postretirement life insurance plan is noncontributory with level annual payments over the participants’ expected service periods. The plan covers only those employees with at least one year of service as of December 31, 1997. The benefits in this plan are frozen using the employees’ years of service and compensation as of December 31, 1997. The tables at the right outline the plans’ funded status and their impact on the financial statements.

Noncontributory defined contribution retirement plans for general agents and eligible sales agents provide supplemental payments based upon earned agency first year individual life and annuity commissions. Contributions to these plans were $132,000 ($162,000 - 2001; $143,000 -2000). Noncontributory deferred compensation plans for eligible agents based upon earned first year commissions is also offered. Contributions to these plans were $711,000 ($639,000 - 2001; $583,000 - 2000).

Savings plans for eligible employees and agents match employee contributions up to 6 percent of salary and agent contributions up to 2.5 percent of prior year paid commissions. Contributions to the plan were $1,452,000 ($1,459,000 - 2001; $1,425,000 - 2000). The Company may contribute an additional profit sharing amount up to 4 percent of salary depending upon corporate profits. The Company made no profit sharing contribution this year (none - 2001; $1,098,000 - 2000).

A noncontributory trusteed employee stock ownership plan covers substantially all salaried employees. No contributions have been made to this plan since 1992.

                                                  Pension Benefits                Other Benefits
                                               2002           2001             2002          2001
--------------------------------------------------- ---------------------------------------------

Accumulated benefit obligation             $ 110,263         103,655              -             -

Change in plan assets:
Fair value of plan assets at
  beginning of year                       $   87,696          87,441          1,457         1,436
Return on plan assets                         (2,351)          3,814             75            77
Company contributions                          8,520           2,605              -             -
Benefits paid                                (11,471)         (6,164)          (142)          (56)

  Fair value of plan assets at
    end of year                           $   82,394          87,696          1,390         1,457

Change in projected benefit obligation:
Benefit obligation at beginning of year    $ 107,672         102,089         19,559        16,326
Service cost                                   2,223           1,940            676           708
Interest cost                                  7,564           7,442          1,423         1,345
Net loss from past experience                  8,629           2,365          4,246         1,762
Benefits paid                                (11,471)         (6,164)          (829)         (582)
      Benefit obligation at end of year    $ 114,617         107,672         25,075        19,559

Plan underfunding                          $ (32,223)        (19,976)       (23,685)      (18,102)
Unrecognized net loss                         49,309          32,570          4,672           408
Unrecognized prior service cost              (5,205)         (5,852)             -             -
Unrecognized net transition asset                   -           (105)             -             -

  Prepaid (accrued) benefit cost           $  11,881           6,637        (19,013)      (17,694)

Amounts recognized in the
  consolidated balance sheet:
Accrued benefit liability                  $ (27,868)        (15,959)       (19,013)      (17,694)
Accumulated other comprehensive income        39,749          22,596              -             -

  Net amount recognized                    $  11,881           6,637        (19,013)      (17,694)

Weighted average assumptions:
Discount rate                                   6.25            7.25           6.25          7.25
Expected return on plan assets                  8.50            8.50           5.50          5.50
Rate of compensation increase                   4.50            4.50              -             -

The assumed growth rate of health care costs has a significant effect on the amounts reported as the table below demonstrates.

                                               One Percentage Point
                                            Change in the Growth Rate
                                            Increase         Decrease
                                            --------         --------

Service and interest cost components       $      445           (341)
Postretirement benefit obligation               4,944         (3,822)

The components of the net periodic benefits cost follow.

                                              Pension Benefits                   Other Benefits
                                        2002      2001       2000         2002      2001       2000
---------------------------------------------------------------------------------------------- ----

Service cost                         $ 2,223     1,940      1,912           676       708       530
Interest cost                          7,564     7,442      7,365         1,423     1,345     1,144
Expected return on plan assets        (7,467)   (7,252)    (7,211)          (80)      (79)      (78)
Amortization of:
  Unrecognized net (gain) loss         1,708     1,523      1,687           (12)      (24)      (20)
  Unrecognized prior service cost       (647)     (647)      (647)            -         -         -
  Unrecognized net transition asset     (105)     (206)      (206)            -         -         -
Net periodic benefits cost           $ 3,276     2,800      2,900         2,007     1,950     1,576

For measurement purposes, a 9.0 percent annual increase in the per capita cost of covered health care benefits was assumed to decrease gradually to 5 percent in 2010 and thereafter.

SEGMENT INFORMATION

                                               Kansas City Life          Sunset         Old
                                            Individual     Group           Life       American      Total
---------------------------------------------------------------------------------------------------------
2002:
Revenues from customers                   $   112,153      61,264        18,809        72,937      265,163
Investment income, net                        144,611         390        32,147        16,160      193,308
Segment income (loss)                          15,629      (1,610)        10,492        7,038       31,549
Other significant noncash items:
  Increase in policy reserves                  61,184          219       19,251         4,777       85,431
  Amortization of deferred
    acquisition costs                          11,100           -         4,118         8,595       23,813
  Amortization of the value of
    purchased insurance in force                3,832           -             -         3,324        7,156
Interest expense                                1,787           -             -           565        2,352
Income tax expense (benefit)                    2,321        (690)         1,073        3,568        6,272

Segment assets                              2,842,835       6,546       573,057       432,809    3,855,247
Expenditures for other long-lived assets       15,881         211             -            49       16,141

2001:
Revenues from customers                   $   109,700      57,389        25,101        72,873      265,063
Investment income, net                        151,800         510        33,343        16,721      202,374
Segment income (loss)                          22,991        (692)       (1,501)        9,124       29,922
Other significant noncash items:
  Increase in policy reserves                  50,675          469       17,692         5,855       74,691
  Amortization of deferred
    acquisition costs                          17,034           -           247        10,484       27,765
  Amortization of the value of
    purchased insurance in force                4,104           -             -         3,368        7,472
Interest expense                                3,254           -             -           782        4,036
Income tax expense (benefit)                    3,322        (296)       (3,672)        2,264        1,618

Segment assets                              2,775,280       6,993       547,145       435,171    3,764,589
Expenditures for other long-lived assets        2,004          65             -            30        2,099

2000:
Revenues from customers                   $   110,339      56,267         28,272       74,765      269,643
Investment income, net                        155,420         767         34,456       16,492      207,135
Segment income                                 32,403         831          8,868        6,981       49,083
Other significant noncash items:
  Increase (decrease) in policy reserves       49,560        (389)        17,721        6,924       73,816
  Amortization of deferred
    acquisition costs                          11,437           -          5,138       10,253       26,828
  Amortization of the value of
    purchased insurance in force                4,305           -              -        3,498        7,803
Interest expense                                2,177           -              1            5        2,183
Income tax expense                             12,172         356          3,751        3,142       19,421

Segment assets                              2,696,884      10,948        531,393      407,036    3,646,261
Expenditures for other long-lived assets        2,640          40              -           15        2,695

      Enterprise-Wide Disclosures
                                                        2002       2001       2000
----------------------------------------------------------------------------------
Revenues from external customers by line of business:
  Variable life insurance and annuities             $  17,460     17,811     16,181
  Interest sensitive products                          88,061     89,559     93,602
  Traditional individual insurance products            84,449     91,330     92,078
  Group life and disability products                   57,275     52,440     51,758
  Group ASO services                                    3,989      4,949      4,509
  Other                                                13,929      8,974     11,515
      Total                                         $ 265,163    265,063    269,643

        Company operations have been classified and summarized into the four reportable segments at left. The segments, while generally classified along Company lines, are based upon distribution method, product portfolio and target market. The Parent Company was divided into two segments. The Kansas City Life - Individual segment consists of sales of variable life and annuities, interest sensitive products and traditional life insurance products by a career general agency sales force. The Kansas City Life - Group segment consists of sales of group life, disability and dental products and administrative services only (ASO) by the Company’s career general agency sales force and appointed group agents. The Sunset Life segment consists of sales of interest sensitive and traditional products by personal producing general agents. The Old American segment markets whole life final expense products to seniors through a general agency sales force.

        Separate investment portfolios are maintained for each of the companies. However, investments are allocated to the group segment based upon its cash flows. Its investment income is modeled using the year of investment method. Home office functions are fully integrated for the three companies in order to maximize economies of scale. Therefore, operating expenses are allocated to the segments based upon internal cost studies which are consistent with industry cost methodologies.

        The totals at left agree to the selected financial data which reconciles to the consolidated financial statements. Intersegment revenues are not material. The Company operates solely in the United States and no individual customer accounts for 10 percent or more of the Company’s revenue.

PROPERTY and EQUIPMENT

                                       2002       2001
------------------------------------------------------------

Land                               $     766        766
Home office complex                   20,585     20,252
Furniture and equipment               49,691     35,110

                                      71,042     56,128
Less accumulated depreciation        (35,029)   (37,115)

                                   $  36,013     19,013

Property and equipment are stated at cost and depreciated using the straight-line method. The home office is depreciated over 25 to 50 years and furniture and equipment over 3 to 10 years, their estimated useful lives. The increase in furniture and equipment is primarily due to an exchange in aircraft owned.

FEDERAL INCOME TAXES

A reconciliation of the Federal income tax rate and the actual tax rate experienced is shown below.

                                    2002       2001      2000
                                    ----       ----      ----

Federal income tax rate              35%     35        35
Special tax credits                 (12)       (15)       (6)
Prior years' taxes                   (7)       (14)        -
Other permanent differences           1         (1)       (1)

Actual income tax rate               17%      5        28

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are presented below.

                                         2002        2001
----------------------------------------------------------
Deferred tax assets:
  Future policy benefits             $   53,372   45,753
  Basis differences between tax and
    GAAP accounting for investments          -    13,034
  Employee retirement benefits           21,141   16,826
  Other                                   4,859   10,695
Gross deferred tax assets                79,372   86,308
Deferred tax liabilities:
  Basis differences between tax and
    GAAP accounting for investments       4,188        -
  Capitalization of policy acquisition
    costs, net of amortization           48,423   46,953
  Property and equipment, net             6,149    3,675
  Value of insurance in force            26,363   27,911
  Other                                   7,886      178
Gross deferred tax liabilities           93,009   78,717
  Net deferred tax asset (liability)$  (13,637)    7,591

A valuation allowance must be established for any portion of the deferred tax asset which is believed not to be realizable. In management’s opinion, it is more likely than not that the Company will realize the benefit of the net deferred tax asset and, therefore, no valuation allowance has been established.

Federal income taxes paid this year equaled $2,500,000 ($2,350,000 - 2001; $17,364,000 - 2000).

Policyholders’ surplus, which is frozen under the Deficit Reduction Act of 1984, is $40,500,000 for Kansas City Life, $2,800,000 for Sunset Life and $13,700,000 for Old American. The Companies do not plan to distribute their policyholders’ surplus. Consequently, the possibility of such surplus becoming subject to tax is remote, and no provision has been made in the financial statements for taxes thereon. Should the balance in policyholders’ surplus become taxable, the tax computed at current rates would approximate $20,000,000.

Income taxed on a current basis is accumulated in shareholders’ surplus and can be distributed to stockholders without tax to the Company. Shareholders’ surplus equals $429,311,000 for Kansas City Life, $87,504,000 for Sunset Life and $69,716,000 for Old American.

The income tax expense is recorded in various places in the Company’s financial statements as detailed below.

                                       2002      2001     2000
                                       ----      ----     ----

Net income                          $  6,272    1,618   19,421
Stockholders' equity:
  Related to:
    Unrealized gains, net             13,749   10,584    5,163
    Increase in unfunded
      pension liability               (6,004)  (1,726)  (3,105)
Total income tax expense
  included in financial statements $  14,017   10,476   21,479

UNPAID ACCIDENT and HEALTH
     CLAIMS LIABILITY

The liability for unpaid accident and health claims is included with “policy and contract claims” on the Consolidated Balance Sheet. Claim adjustment expenditures are expensed as incurred and were not material in any year presented. Activity in the liability follows.

                                        2002       2001     2000
                                        ----       ----     ----
Gross liability at
  beginning of year                 $   8,775     9,983    10,744
Less reinsurance recoverable            2,772     4,678     5,523

Net liability at beginning of year      6,003     5,305     5,221

Incurred benefits related to:
  Current year                         36,965    32,528    30,232
  Prior years                            (882)      307      (241)

Total incurred benefits                36,083    32,835    29,991

Paid benefits related to:
  Current year                         30,962    26,315    24,497
  Prior years                           5,536     5,822     5,410

Total paid benefits                    36,498    32,137    29,907

Net liability at end of year            5,588     6,003     5,305
Plus reinsurance recoverable            2,552     2,772     4,678

Gross liability at end of year    $     8,140     8,775     9,983

QUARTERLY CONSOLIDATED
    FINANCIAL DATA (unaudited)

                         First   Second     Third    Fourth
-----------------------------------------------------------
2002:
Total revenues      $   112,319  108,451   99,722  119,739

Net income                6,517    9,737      801   14,494
Per common share,
  basic and diluted         .54      .81      .07     1.21
2001:
Total revenues      $   116,833  118,255  112,330  104,271

Net income                9,518   11,466    8,782      156
Per common share,
  basic and diluted         .79      .95      .73      .02

CONTINGENT LIABILITIES

In recent years, the life insurance industry has been subject to an increase in litigation pursued on behalf of purported classes of insurance purchasers, questioning the conduct of insurers in the marketing of their products. The Company was the defendant in such a class action lawsuit regarding an affiliate’s universal life sales practices. This suit has been settled and the liability established in 2001 was sufficient.

The Company and its subsidiaries are defendants in, or subject to, certain claims or legal actions. Some of these claims and legal actions are in jurisdictions where juries are given substantial latitude in assessing damages, including punitive damages. Although no assurances can be given and no determinations can be made at this time, management believes that the ultimate liability, if any with respect to these other claims and legal actions, would have no material effect on the Company’s business, results of operations or financial position.

INDEPENDENT AUDITORS’ REPORT

The Board of Directors and Stockholders
Kansas City Life Insurance Company

        We have audited the accompanying consolidated balance sheet of Kansas City Life Insurance Company and subsidiaries (the Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

        We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Kansas City Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

/s/KPMG LLP
January 31, 2003
Kansas City, Missouri

STOCKHOLDER INFORMATION

CORPORATE HEADQUARTERS

     Kansas City Life Insurance Company
     3520 Broadway
     Post Office Box 219139
     Kansas City, Missouri 64121-9139
     Telephone:  (816) 753-7000
     Fax: (816) 753-4902
     Internet: http://www.kclife.com
     E-mail: kclife@kclife.com

NOTICE OF ANNUAL MEETING

     The annual meeting of stockholders will be held at
     9 a.m. Thursday, April 24, 2003, at Kansas City Life's corporate headquarters.

TRANSFER AGENT

     Cheryl Keefer, Assistant Secretary
     Kansas City Life Insurance Company
     Post Office Box 219139
     Kansas City, Missouri 64121-9139

10-K REQUEST

Stockholders may request a free copy of Kansas City Life’s Form 10-K, as filed with the Securities and Exchange Commission, by writing to Secretary, Kansas City Life Insurance Company.

SECURITY HOLDERS

As of February 10, 2003, Kansas City Life had approximately 645 security holders, including individual participants in security position listings.

STOCK AND DIVIDEND INFORMATION

         Stock Quotation Symbol
       Over-the-Counter--KCLI

                                   Bid            Dividend
                             High        Low         Paid
                             ----        ---         ----
                                    (per share)
     2002:
     First quarter         $  39.49     35.50        $ .27
     Second quarter           40.75     36.03          .27
     Third quarter            39.81     33.26          .27
     Fourth quarter           40.11     36.76          .27
                                                     $1.08

     2001:
     First quarter            $40.25    34.38        $ .27
     Second quarter           39.63     34.84          .27
     Third quarter            39.80     34.50          .27
     Fourth quarter           37.46     35.05          .27
                                                     $1.08

A quarterly dividend of $.27 per share was paid February 24, 2003.

Over-the-counter market quotations are compiled according to Company records and may reflect inter dealer prices, without markup, markdown or commission and may not necessarily represent actual transactions.

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
DECEMBER 31, 2002

                                                                                                   Market
Assets                                                                                             Value         Cost
                                                                                                 ----------------------
Investments:                                                                                        (in thousands)
    Federated Insurance Series
    American Leaders Fund II - 252,051 shares at a net asset value (NAV) of $15.21 per share        $ 3,834      4,799
    High Income Bond Fund II - 158,262 shares at a NAV of $7.08 per share                             1,120      1,347
    International Small Company Fund II - 10,733 shares at a NAV of $4.58 per share                      49         71
    Prime Money Fund II - 4,528,021  shares at a NAV of $1.00 per share                               4,528      4,528

   MFS Variable Insurance Trust
    Research Series - 364,221 shares at a NAV of $10.78 per share                                     3,926      5,905
    Emerging Growth Series - 520,213 shares at a NAV of $11.91 per share                              6,196     10,546
    Total Return Series - 185,821 shares at a NAV of $17.14 per share                                 3,185      3,301
    Bond Series - 182,805 shares at a NAV of $11.82 per share                                         2,161      2,065
    Strategic Income Series - 47,778 shares at a NAV of $10.53 per share                                503        483
    Utilities Series - 345,441 shares at a NAV of $12.03 per share                                    4,156      6,084

   American Century Variable Portfolios
    VP Capital Appreciation - 248,052 shares at a NAV of $5.91 per share                              1,466      2,289
    VP International - 535,261 shares at a NAV of $5.21 per share                                     2,789      4,173
    VP Value - 262,077 shares at a NAV of $6.12 per share                                             1,604      1,724
    VP Income and Growth - 174,385 shares at a NAV of $5.16 per share                                   900      1,168

   Dreyfus Variable Investment Fund
    Appreciation Portfolio - 145,747 shares at a NAV of $28.78 per share                              4,195      5,107
    Small Cap Portfolio - 211,915 shares at a NAV of $28.40 per share                                 6,018      8,661
    Dreyfus Stock Index Fund - 601,679 shares at a NAV of $22.47 per share                           13,520     17,900
    The Dreyfus Socially Responsible Growth Fund, Inc. - 32,838 shares at a NAV of $18.90 per share     621        952

   J.P.  Morgan Series Trust II
    U.S. Disciplined Equity Portfolio - 73,791 shares at a NAV of $9.84 per share                       726        995
    Small Company Portfolio - 64,020 shares at a NAV of $10.34 per share                                662        876

   Franklin Templeton Variable Products Series Fund
    Franklin Real Estate Fund - 69,322 shares at a NAV of $17.88 per share                            1,239      1,256
    Franklin Small Cap Fund - 23,578 shares at a NAV of $12.70 per share                                299        414
    Templeton Developing Markets Securities Fund - 31,428 shares at a NAV of $4.69 per share            147        154
    Templeton Foreign Securities Fund - 76,216 shares at a NAV of $9.42 per share                       718      1,058

   Calamos: Advisors Trust
    Convertible Portfolio - 199,496 shares at a NAV of $10.46 per share                               2,087      2,277

   A I M Variable Insurance Funds
    V.I. Dent Demographic Trends Fund - 82,070 shares at a NAV of $3.79 per share                       311        455
    V.I. New Technology Fund - 65,592 shares at a NAV of $2.31 per share                                152        330
    V.I. Premier Equity Fund - 30,841 shares at a NAV of $16.22 per share                               500        668

   Seligman Portfolios, Inc.
    Communications and Information Portfolio - 54,522 shares at a NAV of $7.99 per share                436        654
    Capital Portfolio - 75,817 shares at a NAV of $8.25 per share                                       625      1,026
                                                                                                 -----------    -------

   Total Assets                                                                                    $ 68,673     91,266
                                                                                                 ===========    =======

See accompanying Notes to Financial Statements

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
(CONTINUED)
DECEMBER 31, 2002

                                                              VUL                 SVUL              Alliance
                                                       Number       Unit    Number      Unit     Number      Unit       Market
Net Assets                                            of Units     Value   of Units     Value   of Units    Value       Value
                                                    --------------------- -------------------- ---------------------- ----------
                                                                                                                  (in thousands)
   Federated Insurance Series
     American Leaders Fund II                         208,564    $14.535   65,052     $10.190   18,951     $7.355      $3,834
     High Income Bond Fund II                          75,021     11.830   20,848       9.938    2,642      9.756       1,120
     International Small Company Fund II                9,628      4.676      726       4.706      110      6.520          49
     Prime Money Fund II                              238,284     12.602   99,585      12.043   31,876     10.222       4,528

   MFS Variable Insurance Trust
     Research Series                                  280,552     11.962   63,658       8.527    4,273      6.451       3,926
     Emerging Growth Series                           462,195     11.264  101,861       8.328   26,035      5.418       6,196
     Total Return Series                              155,496     16.646   36,171      13.125   13,208      9.221       3,185
     Bond Series                                      104,869     14.389   36,247      13.821   13,387     11.267       2,161
     Strategic Income Series                           25,624     12.169    9,989      11.610    6,730     11.188         503
     Utilities Series                                 235,470     14.105   66,932      10.776   18,342      6.161       4,156

   American Century Variable Portfolios
     VP Capital Appreciation                          147,151      8.941   14,193       8.737    4,077      6.458       1,466
     VP International                                 202,147     11.653   37,988       8.890   14,101      6.771       2,789
     VP Value                                         195,961      6.707   22,869       6.774   14,914      9.034       1,604
     VP Income and Growth                             106,337      5.110   55,758       5.165    9,328      7.341         900

   Dreyfus Variable Investment Fund
     Appreciation Portfolio                           305,572     11.455   53,117      10.981   14,497      7.659       4,195
     Small Cap Portfolio                              441,747     11.283   74,939       9.994   37,213      7.666       6,018
     Dreyfus Stock Index Fund                       1,048,470     10.566  195,907       9.869   72,548      7.002      13,520
     The Dreyfus Socially Responsible Fund, Inc.       28,578     19.151    2,676      19.343    3,591      6.011         621

   J.P. Morgan Series Trust II
     Equity Portfolio                                  41,533     10.639   21,324      10.746    8,203      6.712         726
     Small Company Portfolio                           51,606     10.582    9,025      10.688    2,690      7.217         662

   Franklin Templeton Variable Products Series Fund
     Franklin Real Estate Fund                         88,954     11.569    5,853      11.644   13,430     10.591       1,239
     Franklin Small Cap                                57,306      4.622    3,737       4.652    2,645      6.505         299
     Templeton Developing Markets Securities Fund      18,643      7.506      246       7.555      614      9.124         147
     Templeton Foreign Securities Fund                 44,993     14.304    3,495      14.448    3,307      7.217         718

   Calamos: Advisors Trust
     Convertible Portfolio                            127,208     11.500   36,864      11.615   21,304      9.183       2,087

   A I M Variable Insurance Funds
     V. I. Dent Demographic Trends Fund                70,215      3.316   17,855       3.338    3,269      5.689         311
     V. I. New Technology Fund                         78,555      1.649    9,229       1.659    1,506      4.453         152
     V. I. Premier Equity Fund                         76,691      4.996   10,968       5.029    9,919      6.242         500

   Seligman Portfolios, Inc.
     Communications and Information Portfolio          89,981      4.019    5,866       4.045    8,864      5.671         436
     Capital Portfolio                                109,618      4.329   16,381       4.356   13,745      5.795         625
                                                                                                                   -----------

   Total Net Assets                                                                                                  $ 68,673
                                                                                                                   ===========

See accompanying Notes to Financial Statements

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                              Federated Insurance Series
                                                                -------------------------------------------------------
                                                                                  High         Int'l
                                                                  American       Income        Small         Prime
                                                                   Leaders        Bond        Company        Money
                                                                   Fund II       Fund II      Fund II       Fund II
                                                                -------------------------------------------------------
Variable Universal Life:
      Investment Income:
         Income:
           Dividend Distributions                            $             38            92            -            39
                                                                -------------------------------------------------------
         Expenses:
           Mortality and Expense Fees                                      31             8            1            25
                                                                -------------------------------------------------------
                Investment Income (Loss)                                    7            84           (1)           14
                                                                -------------------------------------------------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                          (200)          (95)         (11)            -
           Capital Gains Distributions                                      -             -            -             -
           Unrealized Appreciation (Depreciation)                        (627)           11           (1)            -
                                                                -------------------------------------------------------
                Net Gain (Loss) on Investments                           (827)          (84)         (12)            -
                                                                -------------------------------------------------------

                   Change in Net Assets from Operations      $           (820)            -          (13)           14
                                                                =======================================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                        MFS Variable Insurance Trust
                                                                -----------------------------------------------------------

                                                                            Emerging   Total           Strategic
                                                                  Research   Growth    Return   Bond     Income   Utilities
                                                                   Series    Series    Series  Series    Series     Series
                                                                -----------------------------------------------------------
Variable Universal Life:
      Investment Income:
         Income:
           Dividend Distributions                            $         10         -       42       61       9         94
                                                                ---------------------------------------------------------
         Expenses:
           Mortality and Expense Fees                                  35        56       23       11       2         32
                                                                ---------------------------------------------------------
                Investment Income (Loss)                              (25)      (56)      19       50       7         62
                                                                ---------------------------------------------------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                      (573)   (1,337)      (9)       8       1       (683)
           Capital Gains Distributions                                  -         -       33        -       -          -
           Unrealized Appreciation (Depreciation)                    (558)   (1,309)    (198)      45      13       (426)
                                                                ---------------------------------------------------------
                Net Gain (Loss) on Investments                     (1,131)   (2,646)    (174)      53      14     (1,109)
                                                                ---------------------------------------------------------

                   Change in Net Assets from Operations      $     (1,156)   (2,702)    (155)     103      21     (1,047)
                                                                =========================================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                         American Century Variable Portfolios
                                                                -------------------------------------------------------

                                                                     VP                                       VP
                                                                   Capital         VP            VP         Income
                                                                   Apprec         Int'l        Value       & Growth
                                                                -------------------------------------------------------
Variable Universal Life:
      Investment Income:
         Income:
           Dividend Distributions                            $              -            22            9             6
                                                                -------------------------------------------------------
         Expenses:
           Mortality and Expense Fees                                      13            24           11             5
                                                                -------------------------------------------------------
                Investment Income (Loss)                                  (13)           (2)          (2)            1
                                                                -------------------------------------------------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                          (258)         (456)         (14)          (48)
           Capital Gains Distributions                                      -             -           60             -
           Unrealized Appreciation (Depreciation)                         (99)         (170)        (210)          (79)
                                                                -------------------------------------------------------
                Net Gain (Loss) on Investments                           (357)         (626)        (164)         (127)
                                                                -------------------------------------------------------

                   Change in Net Assets from Operations      $           (370)         (628)        (166)         (126)
                                                                =======================================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                           Dreyfus Variable Investment Fund
                                                                -------------------------------------------------------

                                                                                  Small
                                                                   Apprec.         Cap         Stock       Socially
                                                                  Portfolio     Portfolio      Index      Responsible
                                                                -------------------------------------------------------
Variable Universal Life:
      Investment Income:
         Income:
           Dividend Distributions                            $             43             2          170             1
                                                                -------------------------------------------------------
         Expenses:
           Mortality and Expense Fees                                      34            50          112             6
                                                                -------------------------------------------------------
                Investment Income (Loss)                                    9           (48)          58            (5)
                                                                -------------------------------------------------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                          (136)         (657)      (1,296)         (212)
           Capital Gains Distributions                                      -             1            -             -
           Unrealized Appreciation (Depreciation)                        (604)         (525)      (2,149)          (36)
                                                                -------------------------------------------------------
                Net Gain (Loss) on Investments                           (740)       (1,181)      (3,445)         (248)
                                                                -------------------------------------------------------

                   Change in Net Assets from Operations      $           (731)       (1,229)      (3,387)         (253)
                                                                =======================================================

See accompanying Notes to Financial Statements

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                        J.P. Morgan
                                                                ----------------------------

                                                                                  Small
                                                                   Equity        Company
                                                                  Portfolio     Portfolio
                                                                ----------------------------
Variable Universal Life:
      Investment Income:
         Income:
           Dividend Distributions                            $              -             1
                                                                ----------------------------
         Expenses:
           Mortality and Expense Fees                                       5             6
                                                                ----------------------------
                Investment Income (Loss)                                   (5)           (5)
                                                                ----------------------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                          (107)          (50)
           Capital Gains Distributions                                      -             -
           Unrealized Appreciation (Depreciation)                         (70)          (99)
                                                                ----------------------------
                Net Gain (Loss) on Investments                           (177)         (149)
                                                                ----------------------------

                   Change in Net Assets from Operations      $           (182)         (154)
                                                                ============================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                         Franklin Templeton Variable Products
                                                                -------------------------------------------------------

                                                                                             Developing
                                                                    Real          Small       Markets       Foreign
                                                                   Estate          Cap       Securities   Securities
                                                                -------------------------------------------------------
Variable Universal Life:
      Investment Income:
         Income:
           Dividend Distributions                            $              6             1            1            11
                                                                -------------------------------------------------------
         Expenses:
           Mortality and Expense Fees                                       4             3            1             6
                                                                -------------------------------------------------------
                Investment Income (Loss)                                    2            (2)           -             5
                                                                -------------------------------------------------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                            (4)          (38)          (4)         (110)
           Capital Gains Distributions                                      -             -            -             -
           Unrealized Appreciation (Depreciation)                         (15)          (74)          (4)          (36)
                                                                -------------------------------------------------------
                Net Gain (Loss) on Investments                            (19)         (112)          (8)         (146)
                                                                -------------------------------------------------------

                   Change in Net Assets from Operations      $            (17)         (114)          (8)         (141)
                                                                =======================================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                   Calamos
                                                                --------------

                                                                 Convertible
                                                                  Portfolio
                                                                --------------
Variable Universal Life:
      Investment Income:
         Income:
           Dividend Distributions                            $             50
                                                                --------------
         Expenses:
           Mortality and Expense Fees                                      13
                                                                --------------
                Investment Income (Loss)                                   37
                                                                --------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                           (66)
           Capital Gains Distributions                                      -
           Unrealized Appreciation (Depreciation)                         (53)
                                                                --------------
                Net Gain (Loss) on Investments                           (119)
                                                                --------------

                   Change in Net Assets from Operations      $            (82)
                                                                ==============

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                     A I M Variable Insurance Funds
                                                                -----------------------------------------

                                                                    Dent
                                                                    Demo           New        Premier
                                                                   Trends      Technology      Equity
                                                                -----------------------------------------
Variable Universal Life:
      Investment Income:
         Income:
           Dividend Distributions                            $              -             -            1
                                                                -----------------------------------------
         Expenses:
           Mortality and Expense Fees                                       2             1            4
                                                                -----------------------------------------
                Investment Income (Loss)                                   (2)           (1)          (3)
                                                                -----------------------------------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                           (94)         (119)         (58)
           Capital Gains Distributions                                      -             -            -
           Unrealized Appreciation (Depreciation)                          (9)           15         (105)
                                                                -----------------------------------------
                Net Gain (Loss) on Investments                           (103)         (104)        (163)
                                                                -----------------------------------------

                   Change in Net Assets from Operations      $           (105)         (105)        (166)
                                                                =========================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                    Seligman Portfolios
                                                                ----------------------------

                                                                    Comm         Capital
                                                                    Info        Portfolio                    Total
                                                                ----------------------------             --------------
Variable Universal Life:
      Investment Income:
         Income:
           Dividend Distributions                            $              -             -                        709
                                                                ----------------------------             --------------
         Expenses:
           Mortality and Expense Fees                                       3             5                        532
                                                                ----------------------------             --------------
                Investment Income (Loss)                                   (3)           (5)                       177
                                                                ----------------------------             --------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                           (70)         (247)                    (6,943)
           Capital Gains Distributions                                      -             -                         94
           Unrealized Appreciation (Depreciation)                        (107)           (7)                    (7,486)
                                                                ----------------------------             --------------
                Net Gain (Loss) on Investments                           (177)         (254)                   (14,335)
                                                                ----------------------------             --------------

                   Change in Net Assets from Operations      $           (180)         (259)                   (14,158)
                                                                ============================             ==============

See accompanying Notes to Financial Statements

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                              Federated Insurance Series
                                                                -------------------------------------------------------
                                                                                  High         Int'l
                                                                  American       Income        Small         Prime
                                                                   Leaders        Bond        Company        Money
                                                                   Fund II       Fund II      Fund II       Fund II
                                                                -------------------------------------------------------
Survivorship Variable Universal Life:
      Investment Income:
         Income:
           Dividend Distributions                            $              9            16            -            18
                                                                -------------------------------------------------------
         Expenses:
           Mortality and Expense Fees                                       5             2            -             8
                                                                -------------------------------------------------------
                Investment Income (Loss)                                    4            14            -            10
                                                                -------------------------------------------------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                           (44)           (7)           -             -
           Capital Gains Distributions                                      -             -            -             -
           Unrealized Appreciation (Depreciation)                        (149)           (5)           -             -
                                                                -------------------------------------------------------
                Net Gain (Loss) on Investments                           (193)          (12)           -             -
                                                                -------------------------------------------------------

                   Change in Net Assets from Operations      $           (189)            2            -            10
                                                                =======================================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                        MFS Variable Insurance Trust
                                                                -------------------------------------------------------------

                                                                            Emerging    Total            Strategic
                                                                  Research   Growth     Return    Bond     Income   Utilities
                                                                   Series    Series     Series   Series    Series     Series
                                                                -------------------------------------------------------------
Survivorship Variable Universal Life:
      Investment Income:
         Income:
           Dividend Distributions                            $         2         -         9        18       -         22
                                                                ------------------------------------------------------------
         Expenses:
           Mortality and Expense Fees                                  4         6         3         3       -          5
                                                                ------------------------------------------------------------
                Investment Income (Loss)                              (2)       (6)        6        15       -         17
                                                                ------------------------------------------------------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                      (79)     (151)       (5)        2       -       (154)
           Capital Gains Distributions                                 -         -         7         -       -          1
           Unrealized Appreciation (Depreciation)                    (95)     (271)      (39)       14       2        (93)
                                                                ------------------------------------------------------------
                Net Gain (Loss) on Investments                      (174)     (422)      (37)       16       2       (246)
                                                                ------------------------------------------------------------
-
                   Change in Net Assets from Operations      $      (176)     (428)      (31)       31       2       (229)
                                                                ============================================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                         American Century Variable Portfolios
                                                                -------------------------------------------------------

                                                                     VP                                       VP
                                                                   Capital         VP            VP         Income
                                                                   Apprec         Int'l        Value       & Growth
                                                                -------------------------------------------------------
Survivorship Variable Universal Life:
      Investment Income:
         Income:
           Dividend Distributions                            $              -             3            2             4
                                                                -------------------------------------------------------
         Expenses:
           Mortality and Expense Fees                                       1             3            1             2
                                                                -------------------------------------------------------
                Investment Income (Loss)                                   (1)            -            1             2
                                                                -------------------------------------------------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                           (20)          (37)         (20)          (11)
           Capital Gains Distributions                                      -             -           12             -
           Unrealized Appreciation (Depreciation)                         (12)          (50)         (32)          (63)
                                                                -------------------------------------------------------
                Net Gain (Loss) on Investments                            (32)          (87)         (40)          (74)
                                                                -------------------------------------------------------

                   Change in Net Assets from Operations      $            (33)          (87)         (39)          (72)
                                                                =======================================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                           Dreyfus Variable Investment Fund
                                                                -------------------------------------------------------

                                                                                  Small
                                                                   Apprec.         Cap         Stock       Socially
                                                                  Portfolio     Portfolio      Index      Responsible
                                                                -------------------------------------------------------
Survivorship Variable Universal Life:
      Investment Income:
         Income:
           Dividend Distributions                            $              7             -           32             -
                                                                -------------------------------------------------------
         Expenses:
           Mortality and Expense Fees                                       4             6           15             -
                                                                -------------------------------------------------------
                Investment Income (Loss)                                    3            (6)          17             -
                                                                -------------------------------------------------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                           (29)          (97)        (430)           (5)
           Capital Gains Distributions                                      -             -            -             -
           Unrealized Appreciation (Depreciation)                        (108)         (105)        (248)          (13)
                                                                -------------------------------------------------------
                Net Gain (Loss) on Investments                           (137)         (202)        (678)          (18)
                                                                -------------------------------------------------------

                   Change in Net Assets from Operations      $           (134)         (208)        (661)          (18)
                                                                =======================================================

See accompanying Notes to Financial Statements

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                        J.P. Morgan
                                                                ----------------------------

                                                                                  Small
                                                                   Equity        Company
                                                                  Portfolio     Portfolio
                                                                ----------------------------
Survivorship Variable Universal Life:
      Investment Income:
         Income:
           Dividend Distributions                            $              -             -
                                                                ----------------------------
         Expenses:
           Mortality and Expense Fees                                       2             1
                                                                ----------------------------
                Investment Income (Loss)                                   (2)           (1)
                                                                ----------------------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                           (28)          (14)
           Capital Gains Distributions                                      -             -
           Unrealized Appreciation (Depreciation)                         (55)          (18)
                                                                ----------------------------
                Net Gain (Loss) on Investments                            (83)          (32)
                                                                ----------------------------

                   Change in Net Assets from Operations      $            (85)          (33)
                                                                ============================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                         Franklin Templeton Variable Products
                                                                -------------------------------------------------------

                                                                                             Developing
                                                                    Real          Small       Markets       Foreign
                                                                   Estate          Cap       Securities   Securities
                                                                -------------------------------------------------------
Survivorship Variable Universal Life:
      Investment Income:
         Income:
           Dividend Distributions                            $              1             -            -             1
                                                                -------------------------------------------------------
         Expenses:
           Mortality and Expense Fees                                       -             -            -             -
                                                                -------------------------------------------------------
                Investment Income (Loss)                                    1             -            -             1
                                                                -------------------------------------------------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                             1            (1)           -            (1)
           Capital Gains Distributions                                      -             -            -             -
           Unrealized Appreciation (Depreciation)                          (4)           (6)           -            (9)
                                                                -------------------------------------------------------
                Net Gain (Loss) on Investments                             (3)           (7)           -           (10)
                                                                -------------------------------------------------------

                   Change in Net Assets from Operations      $             (2)           (7)           -            (9)
                                                                =======================================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                   Calamos
                                                                --------------

                                                                 Convertible
                                                                  Portfolio
                                                                --------------
Survivorship Variable Universal Life:
      Investment Income:
         Income:
           Dividend Distributions                            $             14
                                                                --------------
         Expenses:
           Mortality and Expense Fees                                       3
                                                                --------------
                Investment Income (Loss)                                   11
                                                                --------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                            (9)
           Capital Gains Distributions                                      -
           Unrealized Appreciation (Depreciation)                         (26)
                                                                --------------
                Net Gain (Loss) on Investments                            (35)
                                                                --------------

                   Change in Net Assets from Operations      $            (24)
                                                                ==============

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                     A I M Variable Insurance Funds
                                                                -----------------------------------------

                                                                    Dent
                                                                    Demo           New        Premier
                                                                   Trends      Technology      Equity
                                                                -----------------------------------------
Survivorship Variable Universal Life:
      Investment Income:
         Income:
           Dividend Distributions                            $              -             -            -
                                                                -----------------------------------------
         Expenses:
           Mortality and Expense Fees                                       -             -            -
                                                                -----------------------------------------
                Investment Income (Loss)                                    -             -            -
                                                                -----------------------------------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                            (3)           (7)          (2)
           Capital Gains Distributions                                      -             -            -
           Unrealized Appreciation (Depreciation)                         (25)           (4)         (17)
                                                                -----------------------------------------
                Net Gain (Loss) on Investments                            (28)          (11)         (19)
                                                                -----------------------------------------

                   Change in Net Assets from Operations      $            (28)          (11)         (19)
                                                                =========================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                    Seligman Portfolios
                                                                ----------------------------

                                                                    Comm         Capital
                                                                    Info        Portfolio                    Total
                                                                ----------------------------             --------------
Survivorship Variable Universal Life:
      Investment Income:
         Income:
           Dividend Distributions                            $              -             -                        158
                                                                ----------------------------             --------------
         Expenses:
           Mortality and Expense Fees                                       -             -                         74
                                                                ----------------------------             --------------
                Investment Income (Loss)                                    -             -                         84
                                                                ----------------------------             --------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                           (15)          (18)                    (1,184)
           Capital Gains Distributions                                      -             -                         20
           Unrealized Appreciation (Depreciation)                           5           (10)                    (1,436)
                                                                ----------------------------             --------------
                Net Gain (Loss) on Investments                            (10)          (28)                    (2,600)
                                                                ----------------------------             --------------

                   Change in Net Assets from Operations      $            (10)          (28)                    (2,516)
                                                                ============================             ==============

See accompanying Notes to Financial Statements

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                              Federated Insurance Series
                                                                -------------------------------------------------------
                                                                                  High         Int'l
                                                                  American       Income        Small         Prime
                                                                   Leaders        Bond        Company        Money
                                                                   Fund II       Fund II      Fund II       Fund II
                                                                -------------------------------------------------------
Alliance Variable Universal Life :
      Investment Income:
         Income:
           Dividend Distributions                            $              1             1            -             4
                                                                -------------------------------------------------------
      Expenses:
        Mortality and Expense Fees                                          2             -            -             2
                                                                -------------------------------------------------------
                Investment Income (Loss)                                   (1)            1            -             2
                                                                -------------------------------------------------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                            (3)           (1)           -             -
           Capital Gains Distributions                                      -             -            -             -
           Unrealized Appreciation (Depreciation)                         (20)            -            -             -
                                                                -------------------------------------------------------
                Net Gain (Loss) on Investments                            (23)           (1)           -             -
                                                                -------------------------------------------------------

                   Change in Net Assets from Operations      $            (24)            -            -             2
                                                                =======================================================

Total Variable Universal Life, Survivorship and
         Alliance Universal Life  -
    Change in Net Assets from Operations                     $         (1,033)            2          (13)           26
                                                                =======================================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                        MFS Variable Insurance Trust
                                                                ------------------------------------------------------------

                                                                            Emerging    Total           Strategic
                                                                  Research   Growth     Return    Bond    Income   Utilities
                                                                   Series    Series     Series   Series   Series     Series
                                                                ------------------------------------------------------------
Alliance Variable Universal Life :
      Investment Income:
         Income:
           Dividend Distributions                            $         -         -         1         4      2          2
                                                                ---------------------------------------------------------
      Expenses:
        Mortality and Expense Fees                                     -         1         -         1      -          1
                                                                ---------------------------------------------------------
                Investment Income (Loss)                               -        (1)        1         3      2          1
                                                                ---------------------------------------------------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                       (1)       (8)       (3)        -      -         (4)
           Capital Gains Distributions                                 -         -         1         -      -          -
           Unrealized Appreciation (Depreciation)                     (5)      (34)       (3)        6      3        (19)
                                                                ---------------------------------------------------------
                Net Gain (Loss) on Investments                        (6)      (42)       (5)        6      3        (23)
                                                                ---------------------------------------------------------

                   Change in Net Assets from Operations      $        (6)      (43)       (4)        9      5        (22)
                                                                =========================================================

Total Variable Universal Life, Survivorship and
         Alliance Universal Life  -
    Change in Net Assets from Operations                     $    (1,338)   (3,173)     (190)      143     28     (1,298)
                                                                =========================================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                  American Century Variable Portfolios
                                                                -------------------------------------------------------

                                                                     VP                                       VP
                                                                   Capital         VP            VP         Income
                                                                   Apprec         Int'l        Value       & Growth
                                                                -------------------------------------------------------
Alliance Variable Universal Life :
      Investment Income:
         Income:
           Dividend Distributions                            $              -             -            -             1
                                                                -------------------------------------------------------
      Expenses:
        Mortality and Expense Fees                                          -             -            -             -
                                                                -------------------------------------------------------
                Investment Income (Loss)                                    -             -            -             1
                                                                -------------------------------------------------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                            (4)           (1)          (2)           (4)
           Capital Gains Distributions                                      -             -            2             -
           Unrealized Appreciation (Depreciation)                          (3)          (17)          (5)          (14)
                                                                -------------------------------------------------------
                Net Gain (Loss) on Investments                             (7)          (18)          (5)          (18)
                                                                -------------------------------------------------------

                   Change in Net Assets from Operations      $             (7)          (18)          (5)          (17)
                                                                =======================================================

Total Variable Universal Life, Survivorship and
         Alliance Universal Life  -
    Change in Net Assets from Operations                     $           (410)         (733)        (210)         (215)
                                                                =======================================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                           Dreyfus Variable Investment Fund
                                                                -------------------------------------------------------

                                                                                  Small
                                                                   Apprec.         Cap         Stock       Socially
                                                                  Portfolio     Portfolio      Index      Responsible
                                                                -------------------------------------------------------
Alliance Variable Universal Life :
      Investment Income:
         Income:
           Dividend Distributions                            $              1             -            7             -
                                                                -------------------------------------------------------
      Expenses:
        Mortality and Expense Fees                                          -             1            2             -
                                                                -------------------------------------------------------
                Investment Income (Loss)                                    1            (1)           5             -
                                                                -------------------------------------------------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                            (5)           (4)         (61)           (2)
           Capital Gains Distributions                                      -             -            -             -
           Unrealized Appreciation (Depreciation)                         (14)          (43)         (83)           (3)
                                                                -------------------------------------------------------
                Net Gain (Loss) on Investments                            (19)          (47)        (144)           (5)
                                                                -------------------------------------------------------

                   Change in Net Assets from Operations      $            (18)          (48)        (139)           (5)
                                                                =======================================================

Total Variable Universal Life, Survivorship and
         Alliance Universal Life  -
    Change in Net Assets from Operations                     $           (883)       (1,485)      (4,187)         (276)
                                                                =======================================================

See accompanying Notes to Financial Statements

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                        J.P. Morgan
                                                                ----------------------------

                                                                                  Small
                                                                   Equity        Company
                                                                  Portfolio     Portfolio
                                                                ----------------------------
Alliance Variable Universal Life :
      Investment Income:
         Income:
           Dividend Distributions                            $              -             -
                                                                ----------------------------
      Expenses:
        Mortality and Expense Fees                                          -             -
                                                                ----------------------------
                Investment Income (Loss)                                    -             -
                                                                ----------------------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                             -             -
           Capital Gains Distributions                                      -             -
           Unrealized Appreciation (Depreciation)                           -            (2)
                                                                ----------------------------
                Net Gain (Loss) on Investments                              -            (2)
                                                                ----------------------------

                   Change in Net Assets from Operations      $              -            (2)
                                                                ============================

Total Variable Universal Life, Survivorship and
         Alliance Universal Life  -
    Change in Net Assets from Operations                     $           (267)         (189)
                                                                ============================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                  Franklin Templeton Variable Products
                                                                -------------------------------------------------------

                                                                                             Developing
                                                                    Real          Small       Markets       Foreign
                                                                   Estate          Cap       Securities   Securities
                                                                -------------------------------------------------------
Alliance Variable Universal Life :
      Investment Income:
         Income:
           Dividend Distributions                            $              -             -            -             -
                                                                -------------------------------------------------------
      Expenses:
        Mortality and Expense Fees                                          -             -            -             -
                                                                -------------------------------------------------------
                Investment Income (Loss)                                    -             -            -             -
                                                                -------------------------------------------------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                            (1)           (1)           -             -
           Capital Gains Distributions                                      1             -            -             -
           Unrealized Appreciation (Depreciation)                          (1)           (2)           -            (3)
                                                                -------------------------------------------------------
                Net Gain (Loss) on Investments                             (1)           (3)           -            (3)
                                                                -------------------------------------------------------

                   Change in Net Assets from Operations      $             (1)           (3)           -            (3)
                                                                =======================================================

Total Variable Universal Life, Survivorship and
         Alliance Universal Life  -
    Change in Net Assets from Operations                     $            (20)         (124)          (8)         (153)
                                                                =======================================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                   Calamos
                                                                --------------

                                                                 Convertible
                                                                  Portfolio
                                                                --------------
Alliance Variable Universal Life :
      Investment Income:
         Income:
           Dividend Distributions                            $              6
                                                                --------------
      Expenses:
        Mortality and Expense Fees                                          1
                                                                --------------
                Investment Income (Loss)                                    5
                                                                --------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                             -
           Capital Gains Distributions                                      -
           Unrealized Appreciation (Depreciation)                         (11)
                                                                --------------
                Net Gain (Loss) on Investments                            (11)
                                                                --------------

                   Change in Net Assets from Operations      $             (6)
                                                                ==============

Total Variable Universal Life, Survivorship and
         Alliance Universal Life  -
    Change in Net Assets from Operations                     $           (112)
                                                                ==============

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                     A I M Variable Insurance Funds
                                                                -----------------------------------------

                                                                    Dent
                                                                    Demo           New        Premier
                                                                   Trends      Technology      Equity
                                                                -----------------------------------------
Alliance Variable Universal Life :
      Investment Income:
         Income:
           Dividend Distributions                            $              -             -            -
                                                                -----------------------------------------
      Expenses:
        Mortality and Expense Fees                                          -             -            -
                                                                -----------------------------------------
                Investment Income (Loss)                                    -             -            -
                                                                -----------------------------------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                            (1)           (1)          (3)
           Capital Gains Distributions                                      -             -            -
           Unrealized Appreciation (Depreciation)                          (3)           (2)         (14)
                                                                -----------------------------------------
                Net Gain (Loss) on Investments                             (4)           (3)         (17)
                                                                -----------------------------------------

                   Change in Net Assets from Operations      $             (4)           (3)         (17)
                                                                =========================================

Total Variable Universal Life, Survivorship and
         Alliance Universal Life  -
    Change in Net Assets from Operations                     $           (137)         (119)        (202)
                                                                =========================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                    Seligman Portfolios
                                                                ----------------------------

                                                                    Comm         Capital
                                                                    Info        Portfolio                    Total
                                                                ----------------------------             --------------
Alliance Variable Universal Life :
      Investment Income:
         Income:
           Dividend Distributions                            $              -             -                         30
                                                                ---------------------------             --------------
      Expenses:
        Mortality and Expense Fees                                          -             -                         11
                                                                ----------------------------             --------------
                Investment Income (Loss)                                    -             -                         19
                                                                ----------------------------             --------------
      Realized and Unrealized Gain (Loss) on Investments:
           Realized Gain (Loss)                                            (4)          (10)                      (124)
           Capital Gains Distributions                                      -             -                          4
           Unrealized Appreciation (Depreciation)                         (11)          (13)                      (316)
                                                                ----------------------------             --------------
                Net Gain (Loss) on Investments                            (15)          (23)                      (436)
                                                                ----------------------------             --------------

                   Change in Net Assets from Operations      $            (15)          (23)                      (417)
                                                                ============================             ==============

Total Variable Universal Life, Survivorship and
         Alliance Universal Life  -
    Change in Net Assets from Operations                     $           (205)         (310)                   (17,091)
                                                                ============================             ==============

See accompanying Notes to Financial Statements

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                         Federated Insurance Series
                                                            ------------------------------------------------------
                                                                             High         Int'l
                                                              American      Income        Small         Prime
                                                              Leaders        Bond        Company        Money
                                                              Fund II       Fund II      Fund II       Fund II
                                                            ------------------------------------------------------
Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $              7            84           (1)           14
         Realized Gain (Loss)                                       (200)          (95)         (11)            -
         Unrealized Appreciation (Depreciation)                     (627)           11           (1)            -
                                                            ------------------------------------------------------
            Change in Net Assets from Operations                    (820)            -          (13)           14

     Deposits                                                        802           210           19         2,330

     Payments and Withdrawals:
         Death Benefits                                                3             -            -             -
         Withdrawals and Contract Charge Expense                     699           179            9         1,250
         Transfers (in) out                                          124            49            8         1,367
                                                            ------------------------------------------------------
            Payments and Withdrawals                                 826           228           17         2,617
                                                            ------------------------------------------------------

     Net Assets:
         Net Increase (Decrease)                                    (844)          (18)         (11)         (273)
         Beginning of Year                                         3,875           906           56         3,276
                                                            ------------------------------------------------------

            End of Year                                 $          3,031           888           45         3,003
                                                            ------------------------------------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                   MFS Variable Insurance Trust
                                                            -----------------------------------------------------------------

                                                                           Emerging    Total             Strategic
                                                              Research      Growth     Return    Bond      Income   Utilities
                                                               Series       Series     Series   Series     Series     Series
                                                            -----------------------------------------------------------------
Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $        (25)          (56)       19        50        7         62
         Realized Gain (Loss)                                   (573)       (1,337)       24         8        1       (683)
         Unrealized Appreciation (Depreciation)                 (558)       (1,309)     (198)       45       13       (426)
                                                            ---------------------------------------------------------------
            Change in Net Assets from Operations              (1,156)       (2,702)     (155)      103       21     (1,047)

     Deposits                                                  1,049         2,073       637       244       48      1,112

     Payments and Withdrawals:
         Death Benefits                                           11             6         4         -        -          4
         Withdrawals and Contract Charge Expense                 732         1,363       498       284      101        748
         Transfers (in) out                                      358           539      (159)     (558)    (184)       299
                                                            ---------------------------------------------------------------
            Payments and Withdrawals                           1,101         1,908       343      (274)     (83)     1,051
                                                            ---------------------------------------------------------------

     Net Assets:
         Net Increase (Decrease)                              (1,208)       (2,537)      139       621      152       (986)
         Beginning of Year                                     4,564         7,743     2,449       888      160      4,307
                                                            ---------------------------------------------------------------

            End of Year                                 $      3,356         5,206     2,588     1,509      312      3,321
                                                            ---------------------------------------------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                    American Century Variable Portfolios
                                                            ------------------------------------------------------

                                                                 VP                                      VP
                                                              Capital         VP            VP         Income
                                                               Apprec        Int'l        Value       & Growth
                                                            ------------------------------------------------------
Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $            (13)           (2)          (2)            1
         Realized Gain (Loss)                                       (258)         (456)          46           (48)
         Unrealized Appreciation (Depreciation)                      (99)         (170)        (210)          (79)
                                                            ------------------------------------------------------
            Change in Net Assets from Operations                    (370)         (628)        (166)         (126)

     Deposits                                                        471           729          375           187

     Payments and Withdrawals:
         Death Benefits                                                -             4            -             -
         Withdrawals and Contract Charge Expense                     283           538          249           145
         Transfers (in) out                                           85           314         (292)          (38)
                                                            ------------------------------------------------------
            Payments and Withdrawals                                 368           856          (43)          107
                                                            ------------------------------------------------------

     Net Assets:
         Net Increase (Decrease)                                    (267)         (755)         252           (46)
         Beginning of Year                                         1,583         3,111        1,062           589
                                                            ------------------------------------------------------

            End of Year                                 $          1,316         2,356        1,314           543
                                                            ------------------------------------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                      Dreyfus Variable Investment Fund
                                                            ------------------------------------------------------

                                                                             Small
                                                              Apprec.         Cap         Stock       Socially
                                                             Portfolio     Portfolio      Index      Responsible
                                                            ------------------------------------------------------
Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $              9           (48)          58            (5)
         Realized Gain (Loss)                                       (136)         (656)      (1,296)         (212)
         Unrealized Appreciation (Depreciation)                     (604)         (525)      (2,149)          (36)
                                                            ------------------------------------------------------
            Change in Net Assets from Operations                    (731)       (1,229)      (3,387)         (253)

     Deposits                                                        890         1,227        3,840           250

     Payments and Withdrawals:
         Death Benefits                                                3             8           14             -
         Withdrawals and Contract Charge Expense                     716           965        2,839           238
         Transfers (in) out                                           74           (94)         639           128
                                                            ------------------------------------------------------
            Payments and Withdrawals                                 793           879        3,492           366
                                                            ------------------------------------------------------

     Net Assets:
         Net Increase (Decrease)                                    (634)         (881)      (3,039)         (369)
         Beginning of Year                                         4,134         5,865       14,117           916
                                                            ------------------------------------------------------

            End of Year                                 $          3,500         4,984       11,078           547
                                                            ------------------------------------------------------

See accompanying Notes to Financial Statements

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                   J.P. Morgan
                                                            ---------------------------

                                                                             Small
                                                               Equity       Company
                                                             Portfolio     Portfolio
                                                            ---------------------------
Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $             (5)           (5)
         Realized Gain (Loss)                                       (107)          (50)
         Unrealized Appreciation (Depreciation)                      (70)          (99)
                                                            ---------------------------
            Change in Net Assets from Operations                    (182)         (154)

     Deposits                                                        200           153

     Payments and Withdrawals:
         Death Benefits                                                -             -
         Withdrawals and Contract Charge Expense                     115           106
         Transfers (in) out                                          119            64
                                                            ---------------------------
            Payments and Withdrawals                                 234           170
                                                            ---------------------------

     Net Assets:
         Net Increase (Decrease)                                    (216)         (171)
         Beginning of Year                                           658           717
                                                            ---------------------------

            End of Year                                 $            442           546
                                                            ---------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                    Franklin Templeton Variable Products
                                                            ------------------------------------------------------

                                                                                        Developing
                                                                Real         Small       Markets       Foreign
                                                               Estate         Cap       Securities   Securities
                                                            ------------------------------------------------------
Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $              2            (2)           -             5
         Realized Gain (Loss)                                         (4)          (38)          (4)         (110)
         Unrealized Appreciation (Depreciation)                      (15)          (74)          (4)          (36)
                                                            ------------------------------------------------------
            Change in Net Assets from Operations                     (17)         (114)          (8)         (141)

     Deposits                                                        188            85           33           156

     Payments and Withdrawals:
         Death Benefits                                                -             -            -             -
         Withdrawals and Contract Charge Expense                      98            42           16           109
         Transfers (in) out                                         (900)          (10)        (101)          (17)
                                                            ------------------------------------------------------
            Payments and Withdrawals                                (802)           32          (85)           92
                                                            ------------------------------------------------------

     Net Assets:
         Net Increase (Decrease)                                     973           (61)         110           (77)
         Beginning of Year                                            57           326           30           721
                                                            ------------------------------------------------------

            End of Year                                 $          1,030           265          140           644
                                                            ------------------------------------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                              Calamos
                                                            -------------

                                                            Convertible
                                                             Portfolio
                                                            -------------
Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $             37
         Realized Gain (Loss)                                        (66)
         Unrealized Appreciation (Depreciation)                      (53)
                                                            -------------
            Change in Net Assets from Operations                     (82)

     Deposits                                                        380

     Payments and Withdrawals:
         Death Benefits                                                -
         Withdrawals and Contract Charge Expense                     314
         Transfers (in) out                                           61
                                                            -------------
            Payments and Withdrawals                                 375
                                                            -------------

     Net Assets:
         Net Increase (Decrease)                                     (77)
         Beginning of Year                                         1,540
                                                            -------------

            End of Year                                 $          1,463
                                                            -------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                A I M Variable Insurance Funds
                                                            ----------------------------------------

                                                                Dent
                                                                Demo          New        Premier
                                                               Trends     Technology      Equity
                                                            ----------------------------------------
Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $             (2)           (1)          (3)
         Realized Gain (Loss)                                        (94)         (119)         (58)
         Unrealized Appreciation (Depreciation)                       (9)           15         (105)
                                                            ----------------------------------------
            Change in Net Assets from Operations                    (105)         (105)        (166)

     Deposits                                                        144            81          142

     Payments and Withdrawals:
         Death Benefits                                                -             -            1
         Withdrawals and Contract Charge Expense                      71            36           68
         Transfers (in) out                                           61            18          (35)
                                                            ----------------------------------------
            Payments and Withdrawals                                 132            54           34
                                                            ----------------------------------------

     Net Assets:
         Net Increase (Decrease)                                     (93)          (78)         (58)
         Beginning of Year                                           326           207          442
                                                            ----------------------------------------

            End of Year                                 $            233           129          384
                                                            ----------------------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                               Seligman Portfolios
                                                            ---------------------------

                                                                Comm        Capital
                                                                Info       Portfolio                    Total
                                                            ---------------------------             --------------
Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $             (3)           (5)                       177
         Realized Gain (Loss)                                        (70)         (247)                    (6,849)
         Unrealized Appreciation (Depreciation)                     (107)           (7)                    (7,486)
                                                            ---------------------------             --------------
            Change in Net Assets from Operations                    (180)         (259)                   (14,158)

     Deposits                                                        151           184                     18,390

     Payments and Withdrawals:
         Death Benefits                                                1             -                         59
         Withdrawals and Contract Charge Expense                      68           131                     13,010
         Transfers (in) out                                          (63)          (40)                     1,816
                                                            ---------------------------             --------------
            Payments and Withdrawals                                   6            91                     14,885
                                                            ---------------------------             --------------

     Net Assets:
         Net Increase (Decrease)                                     (35)         (166)                   (10,653)
         Beginning of Year                                           397           640                     65,662
                                                            ---------------------------             --------------

            End of Year                                 $            362           474                     55,009
                                                            ---------------------------             --------------

See accompanying Notes to Financial Statements

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                         Federated Insurance Series
                                                            ------------------------------------------------------
                                                                             High         Int'l
                                                              American      Income        Small         Prime
                                                              Leaders        Bond        Company        Money
                                                              Fund II       Fund II      Fund II       Fund II
                                                            ------------------------------------------------------
Survivorship Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $              4            14            -            10
         Realized Gain (Loss)                                        (44)           (7)           -             -
         Unrealized Appreciation (Depreciation)                     (149)           (5)           -             -
                                                            ------------------------------------------------------
            Change in Net Assets from Operations                    (189)            2            -            10

     Deposits                                                        173            69            1           542

     Payments and Withdrawals:
         Death Benefits                                                -             -            -             -
         Withdrawals and Contract Charge Expense                     137            21            1           344
         Transfers (in) out                                           80            23            1           273
                                                            ------------------------------------------------------
            Payments and Withdrawals                                 217            44            2           617
                                                            ------------------------------------------------------

     Net Assets:
         Net Increase (Decrease)                                    (233)           27           (1)          (65)
         Beginning of Year                                           896           180            4         1,264
                                                            ------------------------------------------------------

            End of Year                                 $            663           207            3         1,199
                                                            ------------------------------------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                   MFS Variable Insurance Trust
                                                            -------------------------------------------------------------

                                                                        Emerging    Total            Strategic
                                                              Research   Growth     Return    Bond     Income   Utilities
                                                               Series    Series     Series   Series    Series     Series
                                                            -------------------------------------------------------------
Survivorship Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $        (2)        (6)        6        15       -         17
         Realized Gain (Loss)                                   (79)      (151)        2         2       -       (153)
         Unrealized Appreciation (Depreciation)                 (95)      (271)      (39)       14       2        (93)
                                                            ----------------------------------------------------------
            Change in Net Assets from Operations               (176)      (428)      (31)       31       2       (229)

     Deposits                                                   159        276       141       129       3        265

     Payments and Withdrawals:
         Death Benefits                                           -          -         -         -       -          -
         Withdrawals and Contract Charge Expense                142        173       128        94       1        162
         Transfers (in) out                                      18         41        61      (109)   (110)        83
                                                            ----------------------------------------------------------
            Payments and Withdrawals                            160        214       189       (15)   (109)       245
                                                            ----------------------------------------------------------

     Net Assets:
         Net Increase (Decrease)                               (177)      (366)      (79)      175     114       (209)
         Beginning of Year                                      720      1,214       554       326       2        930
                                                            ----------------------------------------------------------

            End of Year                                 $       543        848       475       501     116        721
                                                            ----------------------------------------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                    American Century Variable Portfolios
                                                            ------------------------------------------------------

                                                                 VP                                      VP
                                                              Capital         VP            VP         Income
                                                               Apprec        Int'l        Value       & Growth
                                                            ------------------------------------------------------
Survivorship Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $             (1)            -            1             2
         Realized Gain (Loss)                                        (20)          (37)          (8)          (11)
         Unrealized Appreciation (Depreciation)                      (12)          (50)         (32)          (63)
                                                            ------------------------------------------------------
            Change in Net Assets from Operations                     (33)          (87)         (39)          (72)

     Deposits                                                         41           115           49            19

     Payments and Withdrawals:
         Death Benefits                                                -             -            -             -
         Withdrawals and Contract Charge Expense                      21            67           47            16
         Transfers (in) out                                            9             1            7             6
                                                            ------------------------------------------------------
            Payments and Withdrawals                                  30            68           54            22
                                                            ------------------------------------------------------

     Net Assets:
         Net Increase (Decrease)                                     (22)          (40)         (44)          (75)
         Beginning of Year                                           146           378          199           363
                                                            ------------------------------------------------------

            End of Year                                 $            124           338          155           288
                                                            ------------------------------------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                      Dreyfus Variable Investment Fund
                                                            ------------------------------------------------------

                                                                             Small
                                                              Apprec.         Cap         Stock       Socially
                                                             Portfolio     Portfolio      Index      Responsible
                                                            ------------------------------------------------------
Survivorship Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $              3            (6)          17             -
         Realized Gain (Loss)                                        (29)          (97)        (430)           (5)
         Unrealized Appreciation (Depreciation)                     (108)         (105)        (248)          (13)
                                                            ------------------------------------------------------
            Change in Net Assets from Operations                    (134)         (208)        (661)          (18)

     Deposits                                                        136           173          644            27

     Payments and Withdrawals:
         Death Benefits                                                -             -            -             -
         Withdrawals and Contract Charge Expense                      76           127          898            13
         Transfers (in) out                                           64            57         (161)            1
                                                            ------------------------------------------------------
            Payments and Withdrawals                                 140           184          737            14
                                                            ------------------------------------------------------

     Net Assets:
         Net Increase (Decrease)                                    (138)         (219)        (754)           (5)
         Beginning of Year                                           721           968        2,687            57
                                                            ------------------------------------------------------

            End of Year                                 $            583           749        1,933            52
                                                            ------------------------------------------------------

See accompanying Notes to Financial Statements

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                   J.P. Morgan
                                                            ---------------------------

                                                                             Small
                                                               Equity       Company
                                                             Portfolio     Portfolio
                                                            ---------------------------
Survivorship Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $             (2)           (1)
         Realized Gain (Loss)                                        (28)          (14)
         Unrealized Appreciation (Depreciation)                      (55)          (18)
                                                            ---------------------------
            Change in Net Assets from Operations                     (85)          (33)

     Deposits                                                         78            27

     Payments and Withdrawals:
         Death Benefits                                                -             -
         Withdrawals and Contract Charge Expense                      28            35
         Transfers (in) out                                           29            47
                                                            ---------------------------
            Payments and Withdrawals                                  57            82
                                                            ---------------------------

     Net Assets:
         Net Increase (Decrease)                                     (64)          (88)
         Beginning of Year                                           293           184
                                                            ---------------------------

            End of Year                                 $            229            96
                                                            ---------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                    Franklin Templeton Variable Products
                                                            ------------------------------------------------------

                                                                                        Developing
                                                                Real         Small       Markets       Foreign
                                                               Estate         Cap       Securities   Securities
                                                            ------------------------------------------------------
Survivorship Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $              1             -            -             1
         Realized Gain (Loss)                                          1            (1)           -            (1)
         Unrealized Appreciation (Depreciation)                       (4)           (6)           -            (9)
                                                            ------------------------------------------------------
            Change in Net Assets from Operations                      (2)           (7)           -            (9)

     Deposits                                                         26             5            6            34

     Payments and Withdrawals:
         Death Benefits                                                -             -            -             -
         Withdrawals and Contract Charge Expense                       8             2            2            11
         Transfers (in) out                                          (33)           (1)           2             -
                                                            ------------------------------------------------------
            Payments and Withdrawals                                 (25)            1            4            11
                                                            ------------------------------------------------------

     Net Assets:
         Net Increase (Decrease)                                      49            (3)           2            14
         Beginning of Year                                            19            20            -            37
                                                            ------------------------------------------------------

            End of Year                                 $             68            17            2            51
                                                            ------------------------------------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                              Calamos
                                                            -------------

                                                            Convertible
                                                             Portfolio
                                                            -------------
Survivorship Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $             11
         Realized Gain (Loss)                                         (9)
         Unrealized Appreciation (Depreciation)                      (26)
                                                            -------------
            Change in Net Assets from Operations                     (24)

     Deposits                                                        120

     Payments and Withdrawals:
         Death Benefits                                                -
         Withdrawals and Contract Charge Expense                      62
         Transfers (in) out                                          (52)
                                                            -------------
            Payments and Withdrawals                                  10
                                                            -------------

     Net Assets:
         Net Increase (Decrease)                                      86
         Beginning of Year                                           342
                                                            -------------

            End of Year                                 $            428
                                                            -------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                A I M Variable Insurance Funds
                                                            ----------------------------------------

                                                                Dent
                                                                Demo          New        Premier
                                                               Trends     Technology      Equity
                                                            ----------------------------------------
Survivorship Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $              -             -            -
         Realized Gain (Loss)                                         (3)           (7)          (2)
         Unrealized Appreciation (Depreciation)                      (25)           (4)         (17)
                                                            ----------------------------------------
            Change in Net Assets from Operations                     (28)          (11)         (19)

     Deposits                                                         29            12           21

     Payments and Withdrawals:
         Death Benefits                                                -             -            -
         Withdrawals and Contract Charge Expense                      17             6            7
         Transfers (in) out                                            -             2          (12)
                                                            ----------------------------------------
            Payments and Withdrawals                                  17             8           (5)
                                                            ----------------------------------------

     Net Assets:
         Net Increase (Decrease)                                     (16)           (7)           7
         Beginning of Year                                            76            22           48
                                                            ----------------------------------------

            End of Year                                 $             60            15           55
                                                            ----------------------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                               Seligman Portfolios
                                                            ---------------------------

                                                                Comm        Capital
                                                                Info       Portfolio                    Total
                                                            ---------------------------             --------------
Survivorship Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $              -             -                         84
         Realized Gain (Loss)                                        (15)          (18)                    (1,164)
         Unrealized Appreciation (Depreciation)                        5           (10)                    (1,436)
                                                            ---------------------------             --------------
            Change in Net Assets from Operations                     (10)          (28)                    (2,516)

     Deposits                                                          9            16                      3,345

     Payments and Withdrawals:
         Death Benefits                                                -             -                          -
         Withdrawals and Contract Charge Expense                       6            12                      2,664
         Transfers (in) out                                           (4)          (22)                       301
                                                            ---------------------------             --------------
            Payments and Withdrawals                                   2           (10)                     2,965
                                                            ---------------------------             --------------

     Net Assets:
         Net Increase (Decrease)                                      (3)           (2)                    (2,136)
         Beginning of Year                                            27            73                     12,750
                                                            ---------------------------             --------------

            End of Year                                 $             24            71                     10,614
                                                            ---------------------------             --------------

See accompanying Notes to Financial Statements

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                         Federated Insurance Series
                                                            ------------------------------------------------------
                                                                             High         Int'l
                                                              American      Income        Small         Prime
                                                              Leaders        Bond        Company        Money
                                                              Fund II       Fund II      Fund II       Fund II
                                                            ------------------------------------------------------
Alliance Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $             (1)            1            -             2
         Realized Gain (Loss)                                         (3)           (1)           -             -
         Unrealized Appreciation (Depreciation)                      (20)            -            -             -
                                                            ------------------------------------------------------
            Change in Net Assets from Operations                     (24)            -            -             2

Deposits                                                              42            13            -         1,949

Payments and Withdrawals:
     Death Benefits                                                    -             -            -             -
     Withdrawals and Contract Charge Expense                          17             5            -           235
     Transfers (in) out                                             (108)          (11)          (1)        1,688
                                                            ------------------------------------------------------
         Payments and Withdrawals                                    (91)           (6)          (1)        1,923
                                                            ------------------------------------------------------

Net Assets:
     Net Increase (Decrease)                                         109            19            1            28
     Beginning of Year                                                31             6            -           298
                                                            ------------------------------------------------------

         End of Year                                    $            140            25            1           326
                                                            ------------------------------------------------------

Total Variable Universal Life, Survivorship and
         Alliance Universal Life  -
    End of Year                                         $          3,834         1,120           49         4,528
                                                            ======================================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                   MFS Variable Insurance Trust
                                                            --------------------------------------------------------------

                                                                        Emerging   Total              Strategic
                                                              Research   Growth    Return     Bond      Income   Utilities
                                                               Series    Series    Series    Series     Series     Series
                                                            --------------------------------------------------------------
Alliance Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $          -         (1)       1          3        2          1
         Realized Gain (Loss)                                     (1)        (8)      (2)         -        -         (4)
         Unrealized Appreciation (Depreciation)                   (5)       (34)      (3)         6        3        (19)
                                                            ------------------------------------------------------------
            Change in Net Assets from Operations                  (6)       (43)      (4)         9        5        (22)

Deposits                                                          15         31       55         64       12         43

Payments and Withdrawals:
     Death Benefits                                                -          -        -          -        -          -
     Withdrawals and Contract Charge Expense                       7         15       17         27        6         16
     Transfers (in) out                                          (15)      (130)     (59)       (60)     (38)       (43)
                                                            ------------------------------------------------------------
         Payments and Withdrawals                                 (8)      (115)     (42)       (33)     (32)       (27)
                                                            ------------------------------------------------------------

Net Assets:
     Net Increase (Decrease)                                      17        103       93        106       49         48
     Beginning of Year                                            10         39       29         45       26         66
                                                            ------------------------------------------------------------

         End of Year                                    $         27        142      122        151       75        114
                                                            ------------------------------------------------------------

Total Variable Universal Life, Survivorship and
         Alliance Universal Life  -
    End of Year                                         $      3,926      6,196    3,185      2,161      503      4,156
                                                            ============================================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                             American Century Variable Portfolios
                                                            ------------------------------------------------------

                                                                 VP                                      VP
                                                              Capital         VP            VP         Income
                                                               Apprec        Int'l        Value       & Growth
                                                            ------------------------------------------------------
Alliance Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $              -             -            -             1
         Realized Gain (Loss)                                         (4)           (1)           -            (4)
         Unrealized Appreciation (Depreciation)                       (3)          (17)          (5)          (14)
                                                            ------------------------------------------------------
            Change in Net Assets from Operations                      (7)          (18)          (5)          (17)

Deposits                                                              17            23           64            14

Payments and Withdrawals:
     Death Benefits                                                    -             -            -             -
     Withdrawals and Contract Charge Expense                           5            11           20             9
     Transfers (in) out                                              (12)          (89)         (75)          (37)
                                                            ------------------------------------------------------
         Payments and Withdrawals                                     (7)          (78)         (55)          (28)
                                                            ------------------------------------------------------

Net Assets:
     Net Increase (Decrease)                                          17            83          114            25
     Beginning of Year                                                 9            12           21            44
                                                            ------------------------------------------------------

         End of Year                                    $             26            95          135            69
                                                            ------------------------------------------------------

Total Variable Universal Life, Survivorship and
         Alliance Universal Life  -
    End of Year                                         $          1,466         2,789        1,604           900
                                                            ======================================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                      Dreyfus Variable Investment Fund
                                                            ------------------------------------------------------

                                                                             Small
                                                              Apprec.         Cap         Stock       Socially
                                                             Portfolio     Portfolio      Index      Responsible
                                                            ------------------------------------------------------
Alliance Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $              1            (1)           5             -
         Realized Gain (Loss)                                         (5)           (4)         (61)           (2)
         Unrealized Appreciation (Depreciation)                      (14)          (43)         (83)           (3)
                                                            ------------------------------------------------------
            Change in Net Assets from Operations                     (18)          (48)        (139)           (5)

Deposits                                                              27            84          282            11

Payments and Withdrawals:
     Death Benefits                                                    -             -            -             -
     Withdrawals and Contract Charge Expense                          11            35          111             4
     Transfers (in) out                                             (101)         (234)        (124)           (8)
                                                            ------------------------------------------------------
         Payments and Withdrawals                                    (90)         (199)         (13)           (4)
                                                            ------------------------------------------------------

Net Assets:
     Net Increase (Decrease)                                          99           235          156            10
     Beginning of Year                                                13            50          353            12
                                                            ------------------------------------------------------

         End of Year                                    $            112           285          509            22
                                                            ------------------------------------------------------

Total Variable Universal Life, Survivorship and
         Alliance Universal Life  -
    End of Year                                         $          4,195         6,018       13,520           621
                                                            ======================================================

See accompanying Notes to Financial Statements

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                   J.P. Morgan
                                                            ---------------------------

                                                                             Small
                                                               Equity       Company
                                                             Portfolio     Portfolio
                                                            ---------------------------
Alliance Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $              -             -
         Realized Gain (Loss)                                          -             -
         Unrealized Appreciation (Depreciation)                        -            (2)
                                                            ---------------------------
            Change in Net Assets from Operations                       -            (2)

Deposits                                                               8             9

Payments and Withdrawals:
     Death Benefits                                                    -             -
     Withdrawals and Contract Charge Expense                           3             3
     Transfers (in) out                                              (45)           (9)
                                                            ---------------------------
         Payments and Withdrawals                                    (42)           (6)
                                                            ---------------------------

Net Assets:
     Net Increase (Decrease)                                          50            13
     Beginning of Year                                                 5             7
                                                            ---------------------------

         End of Year                                    $             55            20
                                                            ---------------------------

Total Variable Universal Life, Survivorship and
         Alliance Universal Life  -
    End of Year                                         $            726           662
                                                            ===========================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                             Franklin Templeton Variable Products
                                                            ------------------------------------------------------

                                                                                        Developing
                                                                Real         Small       Markets       Foreign
                                                               Estate         Cap       Securities   Securities
                                                            ------------------------------------------------------
Alliance Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $              -             -            -             -
         Realized Gain (Loss)                                          -            (1)           -             -
         Unrealized Appreciation (Depreciation)                       (1)           (2)           -            (3)
                                                            ------------------------------------------------------
            Change in Net Assets from Operations                      (1)           (3)           -            (3)

Deposits                                                              40             9            3             6

Payments and Withdrawals:
     Death Benefits                                                    -             -            -             -
     Withdrawals and Contract Charge Expense                          12             2            1             3
     Transfers (in) out                                             (108)           (7)          (1)          (17)
                                                            ------------------------------------------------------
         Payments and Withdrawals                                    (96)           (5)           -           (14)
                                                            ------------------------------------------------------

Net Assets:
     Net Increase (Decrease)                                         135            11            3            17
     Beginning of Year                                                 6             6            2             6
                                                            ------------------------------------------------------

         End of Year                                    $            141            17            5            23
                                                            ------------------------------------------------------

Total Variable Universal Life, Survivorship and
         Alliance Universal Life  -
    End of Year                                         $          1,239           299          147           718
                                                            ======================================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                              Calamos
                                                            -------------

                                                            Convertible
                                                             Portfolio
                                                            -------------
Alliance Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $              5
         Realized Gain (Loss)                                          -
         Unrealized Appreciation (Depreciation)                      (11)
                                                            -------------
            Change in Net Assets from Operations                      (6)

Deposits                                                              48

Payments and Withdrawals:
     Death Benefits                                                    -
     Withdrawals and Contract Charge Expense                          20
     Transfers (in) out                                             (115)
                                                            -------------
         Payments and Withdrawals                                    (95)
                                                            -------------

Net Assets:
     Net Increase (Decrease)                                         137
     Beginning of Year                                                59
                                                            -------------

         End of Year                                    $            196
                                                            -------------

Total Variable Universal Life, Survivorship and
         Alliance Universal Life  -
    End of Year                                         $          2,087
                                                            =============

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                A I M Variable Insurance Funds
                                                            ----------------------------------------

                                                                Dent
                                                                Demo          New        Premier
                                                               Trends     Technology      Equity
                                                            ----------------------------------------
Alliance Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $              -             -            -
         Realized Gain (Loss)                                         (1)           (1)          (3)
         Unrealized Appreciation (Depreciation)                       (3)           (2)         (14)
                                                            ----------------------------------------
            Change in Net Assets from Operations                      (4)           (3)         (17)

Deposits                                                              13             4           29

Payments and Withdrawals:
     Death Benefits                                                    -             -            -
     Withdrawals and Contract Charge Expense                           5             1           11
     Transfers (in) out                                               (8)           (6)         (31)
                                                            ----------------------------------------
         Payments and Withdrawals                                     (3)           (5)         (20)
                                                            ----------------------------------------

Net Assets:
     Net Increase (Decrease)                                          12             6           32
     Beginning of Year                                                 6             2           29
                                                            ----------------------------------------

         End of Year                                    $             18             8           61
                                                            ----------------------------------------

Total Variable Universal Life, Survivorship and
         Alliance Universal Life  -
    End of Year                                         $            311           152          500
                                                            ========================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                               Seligman Portfolios
                                                            ---------------------------

                                                                Comm        Capital
                                                                Info       Portfolio                    Total
                                                            ---------------------------             --------------
Alliance Variable Universal Life:
     Change in Net Assets from Operations:
         Investment Income (Loss)                       $              -             -                         19
         Realized Gain (Loss)                                         (4)          (10)                      (120)
         Unrealized Appreciation (Depreciation)                      (11)          (13)                      (316)
                                                            ---------------------------             --------------
            Change in Net Assets from Operations                     (15)          (23)                      (417)

Deposits                                                              27            21                      2,963

Payments and Withdrawals:
     Death Benefits                                                    -             -                          -
     Withdrawals and Contract Charge Expense                          10             9                        631
     Transfers (in) out                                              (22)          (59)                       115
                                                            ---------------------------             --------------
         Payments and Withdrawals                                    (12)          (50)                       746
                                                            ---------------------------             --------------

Net Assets:
     Net Increase (Decrease)                                          24            48                      1,800
     Beginning of Year                                                26            32                      1,250
                                                            ---------------------------             --------------

         End of Year                                    $             50            80                      3,050
                                                            ---------------------------             --------------

Total Variable Universal Life, Survivorship and
         Alliance Universal Life  -
    End of Year                                         $            436           625                     68,673
                                                            ===========================             ==============

See accompanying Notes to Financial Statements

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                             Federated Insurance Series
                                                               -------------------------------------------------------
                                                                                 High        Int'l
                                                                 American       Income       Small         Prime
                                                                  Leaders        Bond       Company        Money
                                                                  Fund II      Fund II      Fund II       Fund II
                                                               -------------------------------------------------------
Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $             20           86           (1)            88
        Realized Gain (Loss)                                             (13)         (84)          (5)             -
        Unrealized Appreciation (Depreciation)                          (209)           5          (16)             -
                                                               -------------------------------------------------------
          Change in Net Assets from Operations                          (202)           7          (22)            88

     Deposits                                                            861          171           18          7,598

     Payments and Withdrawals:
        Death Benefits                                                     -            -            -              -
        Withdrawals and Contract Charge Expense                          827          151            8            908
        Transfers (in) out                                                76           94          (23)         7,048
                                                               -------------------------------------------------------
          Payments and Withdrawals                                       903          245          (15)         7,956
                                                               -------------------------------------------------------

     Net Assets:
        Net Increase (Decrease)                                         (244)         (67)          11           (270)
        Beginning of Year                                              4,119          973           45          3,546
                                                               -------------------------------------------------------

          End of Year                                       $          3,875          906           56          3,276
                                                               -------------------------------------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                                  MFS Variable Insurance Trust
                                                               --------------------------------------------------------------

                                                                            Emerging   Total             Strategic
                                                                 Research    Growth    Return    Bond     Income    Utilities
                                                                  Series     Series    Series   Series    Series      Series
                                                               --------------------------------------------------------------
Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $       (41)      (70)       25        35       5          107
        Realized Gain (Loss)                                        408       (48)       89         7       -          207
        Unrealized Appreciation (Depreciation)                   (1,543)   (3,433)     (128)       10       1       (1,641)
                                                               ------------------------------------------------------------
          Change in Net Assets from Operations                   (1,176)   (3,551)      (14)       52       6       (1,327)

     Deposits                                                     1,318     2,584       607       189      42        1,341

     Payments and Withdrawals:
        Death Benefits                                                9         8         4         2       1           11
        Withdrawals and Contract Charge Expense                     895     1,488       464       193      29        1,012
        Transfers (in) out                                         (301)     (397)     (390)     (280)    (26)        (479)
                                                               ------------------------------------------------------------
          Payments and Withdrawals                                  603     1,099        78       (85)      4          544
                                                               ------------------------------------------------------------

     Net Assets:
        Net Increase (Decrease)                                    (461)   (2,066)      515       326      44         (530)
        Beginning of Year                                         5,025     9,809     1,934       562     116        4,837
                                                               ------------------------------------------------------------

          End of Year                                       $     4,564     7,743     2,449       888     160        4,307
                                                               ------------------------------------------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                American Century Variable Portfolios
                                                               -------------------------------------------------------

                                                                    VP                                       VP
                                                                  Capital         VP           VP          Income
                                                                  Apprec        Int'l        Value        & Growth
                                                               -------------------------------------------------------
Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $            (15)         (27)          (1)            (1)
        Realized Gain (Loss)                                             345          115           28            (21)
        Unrealized Appreciation (Depreciation)                          (875)      (1,301)          62            (23)
                                                               -------------------------------------------------------
          Change in Net Assets from Operations                          (545)      (1,213)          89            (45)

     Deposits                                                            573          963          248            254

     Payments and Withdrawals:
        Death Benefits                                                     8            2            -              -
        Withdrawals and Contract Charge Expense                          337          535          100            123
        Transfers (in) out                                              (179)        (191)        (375)           (75)
                                                               -------------------------------------------------------
          Payments and Withdrawals                                       166          346         (275)            48
                                                               -------------------------------------------------------

     Net Assets:
        Net Increase (Decrease)                                         (138)        (596)         612            161
        Beginning of Year                                              1,721        3,707          450            428
                                                               -------------------------------------------------------

          End of Year                                       $          1,583        3,111        1,062            589
                                                               -------------------------------------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                  Dreyfus Variable Investment Fund
                                                               -------------------------------------------------------

                                                                                Small
                                                                  Apprec.        Cap         Stock        Socially
                                                                 Portfolio    Portfolio      Index      Responsible
                                                               -------------------------------------------------------
Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $             (2)         (26)          32             (7)
        Realized Gain (Loss)                                             (26)          14         (292)           (65)
        Unrealized Appreciation (Depreciation)                          (418)        (367)      (1,679)          (182)
                                                               -------------------------------------------------------
          Change in Net Assets from Operations                          (446)        (379)      (1,939)          (254)

     Deposits                                                          1,037        1,299        4,471            297

     Payments and Withdrawals:
        Death Benefits                                                     -            4            2              1
        Withdrawals and Contract Charge Expense                          768          824        2,943            183
        Transfers (in) out                                               (72)        (324)      (1,055)            (7)
                                                               -------------------------------------------------------
          Payments and Withdrawals                                       696          504        1,890            177
                                                               -------------------------------------------------------

     Net Assets:
        Net Increase (Decrease)                                         (105)         416          642           (134)
        Beginning of Year                                              4,239        5,449       13,475          1,050
                                                               -------------------------------------------------------

          End of Year                                       $          4,134        5,865       14,117            916
                                                               -------------------------------------------------------

See accompanying Notes to Financial Statements

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                      J.P. Morgan
                                                               ---------------------------

                                                                                Small
                                                                  Equity       Company
                                                                 Portfolio    Portfolio
                                                               ---------------------------
Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $              -           (7)
        Realized Gain (Loss)                                             (28)         (60)
        Unrealized Appreciation (Depreciation)                           (39)         (24)
                                                               ---------------------------
          Change in Net Assets from Operations                           (67)         (91)

     Deposits                                                            221          179

     Payments and Withdrawals:
        Death Benefits                                                     -            -
        Withdrawals and Contract Charge Expense                          104          121
        Transfers (in) out                                              (141)          27
                                                               ---------------------------
          Payments and Withdrawals                                       (37)         148
                                                               ---------------------------

     Net Assets:
        Net Increase (Decrease)                                          191          (60)
        Beginning of Year                                                467          777
                                                               ---------------------------

          End of Year                                       $            658          717
                                                               ---------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                       Franklin Templeton Variable Products
                                                               -------------------------------------------------------

                                                                                           Developing
                                                                   Real         Small       Markets       Foreign
                                                                  Estate         Cap       Securities    Securities
                                                               -------------------------------------------------------
Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $              1           (1)           -             15
        Realized Gain (Loss)                                               -          (26)          (1)           101
        Unrealized Appreciation (Depreciation)                             2           (7)          (2)          (243)
                                                               -------------------------------------------------------
          Change in Net Assets from Operations                             3          (34)          (3)          (127)

     Deposits                                                             18           94            9            144

     Payments and Withdrawals:
        Death Benefits                                                     -            -            -              2
        Withdrawals and Contract Charge Expense                            7           43            5             93
        Transfers (in) out                                               (35)        (150)         (11)           (91)
                                                               -------------------------------------------------------
          Payments and Withdrawals                                       (28)        (107)          (6)             4
                                                               -------------------------------------------------------

     Net Assets:
        Net Increase (Decrease)                                           49          167           12             13
        Beginning of Year                                                  8          159           18            708
                                                               -------------------------------------------------------

          End of Year                                       $             57          326           30            721
                                                               -------------------------------------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                  Calamos
                                                               --------------

                                                                Convertible
                                                                 Portfolio
                                                               --------------
Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $             37
        Realized Gain (Loss)                                             (21)
        Unrealized Appreciation (Depreciation)                           (83)
                                                               --------------
          Change in Net Assets from Operations                           (67)

     Deposits                                                            369

     Payments and Withdrawals:
        Death Benefits                                                     3
        Withdrawals and Contract Charge Expense                          210
        Transfers (in) out                                              (572)
                                                               --------------
          Payments and Withdrawals                                      (359)
                                                               --------------

     Net Assets:
        Net Increase (Decrease)                                          661
        Beginning of Year                                                879
                                                               --------------

          End of Year                                       $          1,540
                                                               --------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                   A I M Variable Insurance Funds
                                                               ----------------------------------------

                                                                   Dent
                                                                   Demo          New        Premier
                                                                  Trends      Technology     Equity
                                                               ----------------------------------------
Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $             (2)           9           (2)
        Realized Gain (Loss)                                             (32)          74            2
        Unrealized Appreciation (Depreciation)                           (70)        (141)         (18)
                                                               ----------------------------------------
          Change in Net Assets from Operations                          (104)         (58)         (18)

     Deposits                                                            158           97          144

     Payments and Withdrawals:
        Death Benefits                                                     -            -            -
        Withdrawals and Contract Charge Expense                           58           48           58
        Transfers (in) out                                              (145)        (162)        (260)
                                                               ----------------------------------------
          Payments and Withdrawals                                       (87)        (114)        (202)
                                                               ----------------------------------------

     Net Assets:
        Net Increase (Decrease)                                          141          153          328
        Beginning of Year                                                185           54          114
                                                               ----------------------------------------

          End of Year                                       $            326          207          442
                                                               ----------------------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                  Seligman Portfolios
                                                               ---------------------------

                                                                   Comm        Capital
                                                                   Info       Portfolio                    Total
                                                               ---------------------------             ---------------
Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $             71           (4)                        324
        Realized Gain (Loss)                                             (33)         212                         847
        Unrealized Appreciation (Depreciation)                           (49)        (270)                    (12,681)
                                                               ---------------------------             ---------------
          Change in Net Assets from Operations                           (11)         (62)                    (11,510)

     Deposits                                                            112          134                      25,550

     Payments and Withdrawals:
        Death Benefits                                                     -            -                          57
        Withdrawals and Contract Charge Expense                           45           65                      12,645
        Transfers (in) out                                              (214)        (410)                        880
                                                               ---------------------------             ---------------
          Payments and Withdrawals                                      (169)        (345)                     13,582
                                                               ---------------------------             ---------------

     Net Assets:
        Net Increase (Decrease)                                          270          417                         458
        Beginning of Year                                                127          223                      65,204
                                                               ---------------------------             ---------------

          End of Year                                       $            397          640                      65,662
                                                               ---------------------------             ---------------

See accompanying Notes to Financial Statements

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                             Federated Insurance Series
                                                               -------------------------------------------------------
                                                                                 High        Int'l
                                                                 American       Income       Small         Prime
                                                                  Leaders        Bond       Company        Money
                                                                  Fund II      Fund II      Fund II       Fund II
                                                               -------------------------------------------------------
Survivorship Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $              6           17            -             34
        Realized Gain (Loss)                                              (4)         (18)          (2)             -
        Unrealized Appreciation (Depreciation)                           (49)           -            -              -
                                                               -------------------------------------------------------
          Change in Net Assets from Operations                           (47)          (1)          (2)            34

     Deposits                                                            164           79            4          1,476

     Payments and Withdrawals:
        Death Benefits                                                     -            -            -              -
        Withdrawals and Contract Charge Expense                          127           58            6            444
        Transfers (in) out                                               (25)           9           (3)           831
                                                               -------------------------------------------------------
          Payments and Withdrawals                                       102           67            3          1,275
                                                               -------------------------------------------------------

     Net Assets:
        Net Increase (Decrease)                                           15           11           (1)           235
        Beginning of Year                                                881          169            5          1,029
                                                               -------------------------------------------------------

          End of Year                                       $            896          180            4          1,264
                                                               -------------------------------------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                                       MFS Variable Insurance Trust
                                                               --------------------------------------------------------------

                                                                             Emerging   Total            Strategic
                                                                 Research     Growth    Return    Bond    Income    Utilities
                                                                  Series      Series    Series   Series   Series      Series
                                                               --------------------------------------------------------------
Survivorship Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $        (5)        (9)        7        10      -           26
        Realized Gain (Loss)                                         52       (119)       13         2      -           34
        Unrealized Appreciation (Depreciation)                     (235)      (493)      (17)        4      -         (334)
                                                               ------------------------------------------------------------
          Change in Net Assets from Operations                     (188)      (621)        3        16      -         (274)

     Deposits                                                       200        373       153        85      1          294

     Payments and Withdrawals:
        Death Benefits                                                -          -         -         -      -            -
        Withdrawals and Contract Charge Expense                     151        245        88        86      -          126
        Transfers (in) out                                            9        122      (165)     (159)     -          (35)
                                                               ------------------------------------------------------------
          Payments and Withdrawals                                  160        367       (77)      (73)     -           91
                                                               ------------------------------------------------------------

     Net Assets:
        Net Increase (Decrease)                                    (148)      (615)      233       174      1          (71)
        Beginning of Year                                           868      1,829       321       152      1        1,001
                                                               ------------------------------------------------------------

          End of Year                                       $       720      1,214       554       326      2          930
                                                               ------------------------------------------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                        American Century Variable Portfolios
                                                               -------------------------------------------------------

                                                                    VP                                       VP
                                                                  Capital         VP           VP          Income
                                                                  Apprec        Int'l        Value        & Growth
                                                               -------------------------------------------------------
Survivorship Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $             (1)          (3)          (1)             1
        Realized Gain (Loss)                                              16           (7)           3             (8)
        Unrealized Appreciation (Depreciation)                           (67)        (146)          12            (31)
                                                               -------------------------------------------------------
          Change in Net Assets from Operations                           (52)        (156)          14            (38)

     Deposits                                                             70          177           47             30

     Payments and Withdrawals:
        Death Benefits                                                     -            -            -              -
        Withdrawals and Contract Charge Expense                           26           79           31             20
        Transfers (in) out                                               (10)          57         (154)            14
                                                               -------------------------------------------------------
          Payments and Withdrawals                                        16          136         (123)            34
                                                               -------------------------------------------------------

     Net Assets:
        Net Increase (Decrease)                                            2         (115)         184            (42)
        Beginning of Year                                                144          493           15            405
                                                               -------------------------------------------------------

          End of Year                                       $            146          378          199            363
                                                               -------------------------------------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                          Dreyfus Variable Investment Fund
                                                               -------------------------------------------------------

                                                                                Small
                                                                  Apprec.        Cap         Stock        Socially
                                                                 Portfolio    Portfolio      Index      Responsible
                                                               -------------------------------------------------------
Survivorship Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $              1           (2)          14              -
        Realized Gain (Loss)                                             (13)         (30)        (125)            (6)
        Unrealized Appreciation (Depreciation)                           (76)         (36)        (269)            (8)
                                                               -------------------------------------------------------
          Change in Net Assets from Operations                           (88)         (68)        (380)           (14)

     Deposits                                                            157          174        1,114             50

     Payments and Withdrawals:
        Death Benefits                                                     -            -            -              -
        Withdrawals and Contract Charge Expense                          136          185          873             15
        Transfers (in) out                                                46          (98)         112             18
                                                               -------------------------------------------------------
          Payments and Withdrawals                                       182           87          985             33
                                                               -------------------------------------------------------

     Net Assets:
        Net Increase (Decrease)                                         (113)          19         (251)             3
        Beginning of Year                                                834          949        2,938             54
                                                               -------------------------------------------------------

          End of Year                                       $            721          968        2,687             57
                                                               -------------------------------------------------------

See accompanying Notes to Financial Statements

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                      J.P. Morgan
                                                               ---------------------------

                                                                                Small
                                                                  Equity       Company
                                                                 Portfolio    Portfolio
                                                               ---------------------------
Survivorship Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $             (1)          (1)
        Realized Gain (Loss)                                              (6)         (16)
        Unrealized Appreciation (Depreciation)                           (25)           7
                                                               ---------------------------
          Change in Net Assets from Operations                           (32)         (10)

     Deposits                                                             85           84

     Payments and Withdrawals:
        Death Benefits                                                     -            -
        Withdrawals and Contract Charge Expense                           31           29
        Transfers (in) out                                               (16)         (29)
                                                               ---------------------------
          Payments and Withdrawals                                        15            -
                                                               ---------------------------

     Net Assets:
        Net Increase (Decrease)                                           38           74
        Beginning of Year                                                255          110
                                                               ---------------------------

          End of Year                                       $            293          184
                                                               ---------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                        Franklin Templeton Variable Products
                                                               -------------------------------------------------------

                                                                                           Developing
                                                                   Real         Small       Markets       Foreign
                                                                  Estate         Cap       Securities    Securities
                                                               -------------------------------------------------------
Survivorship Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $              -            -            -              1
        Realized Gain (Loss)                                               -           (7)           -              4
        Unrealized Appreciation (Depreciation)                             1            1            -            (10)
                                                               -------------------------------------------------------
          Change in Net Assets from Operations                             1           (6)           -             (5)

     Deposits                                                             10           12            -             23

     Payments and Withdrawals:
        Death Benefits                                                     -            -            -              -
        Withdrawals and Contract Charge Expense                            2           24            -              9
        Transfers (in) out                                               (10)          (7)           -              1
                                                               -------------------------------------------------------
          Payments and Withdrawals                                        (8)          17            -             10
                                                               -------------------------------------------------------

     Net Assets:
        Net Increase (Decrease)                                           19          (11)           -              8
        Beginning of Year                                                  -           31            -             29
                                                               -------------------------------------------------------

          End of Year                                       $             19           20            -             37
                                                               -------------------------------------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                  Calamos
                                                               --------------

                                                                Convertible
                                                                 Portfolio
                                                               --------------
Survivorship Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $              8
        Realized Gain (Loss)                                              (4)
        Unrealized Appreciation (Depreciation)                           (18)
                                                               --------------
          Change in Net Assets from Operations                           (14)

     Deposits                                                            177

     Payments and Withdrawals:
        Death Benefits                                                     -
        Withdrawals and Contract Charge Expense                           54
        Transfers (in) out                                              (128)
                                                               --------------
          Payments and Withdrawals                                       (74)
                                                               --------------

     Net Assets:
        Net Increase (Decrease)                                          237
        Beginning of Year                                                105
                                                               --------------

          End of Year                                       $            342
                                                               --------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                   A I M Variable Insurance Funds
                                                               ----------------------------------------

                                                                   Dent
                                                                   Demo          New        Premier
                                                                  Trends      Technology     Equity
                                                               ----------------------------------------
Survivorship Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $              -            1            -
        Realized Gain (Loss)                                              (1)           4           (9)
        Unrealized Appreciation (Depreciation)                            (2)         (15)          (2)
                                                               ----------------------------------------
          Change in Net Assets from Operations                            (3)         (10)         (11)

     Deposits                                                             81           23           24

     Payments and Withdrawals:
        Death Benefits                                                     -            -            -
        Withdrawals and Contract Charge Expense                           20            6           22
        Transfers (in) out                                               (11)          (1)         (27)
                                                               ----------------------------------------
          Payments and Withdrawals                                         9            5           (5)
                                                               ----------------------------------------

     Net Assets:
        Net Increase (Decrease)                                           69            8           18
        Beginning of Year                                                  7           14           30
                                                               ----------------------------------------

          End of Year                                       $             76           22           48
                                                               ----------------------------------------

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                  Seligman Portfolios
                                                               ---------------------------

                                                                   Comm        Capital
                                                                   Info       Portfolio                    Total
                                                               ---------------------------             ---------------
Survivorship Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $              5            -                         108
        Realized Gain (Loss)                                             (14)          19                        (242)
        Unrealized Appreciation (Depreciation)                             4          (28)                     (1,832)
                                                               ---------------------------             ---------------
          Change in Net Assets from Operations                            (5)          (9)                     (1,966)

     Deposits                                                             12           46                       5,225

     Payments and Withdrawals:
        Death Benefits                                                     -            -                           -
        Withdrawals and Contract Charge Expense                           12           42                       2,947
        Transfers (in) out                                                (6)         (40)                        295
                                                               ---------------------------             ---------------
          Payments and Withdrawals                                         6            2                       3,242
                                                               ---------------------------             ---------------

     Net Assets:
        Net Increase (Decrease)                                            1           35                          17
        Beginning of Year                                                 26           38                      12,733
                                                               ---------------------------             ---------------

          End of Year                                       $             27           73                      12,750
                                                               ---------------------------             ---------------

See accompanying Notes to Financial Statements

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                             Federated Insurance Series
                                                               -------------------------------------------------------
                                                                                 High        Int'l
                                                                 American       Income       Small         Prime
                                                                  Leaders        Bond       Company        Money
                                                                  Fund II      Fund II      Fund II       Fund II
                                                               -------------------------------------------------------
Alliance Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $              -            -            -              3
        Realized Gain (Loss)                                               -            -            -              -
        Unrealized Appreciation (Depreciation)                             1            -            -              -
                                                               -------------------------------------------------------
          Change in Net Assets from Operations                             1            -            -              3

Deposits                                                                   6            1            -          1,286

Payments and Withdrawals:
     Death Benefits                                                        -            -            -              -
     Withdrawals and Contract Charge Expense                               3            -            -             83
     Transfers (in) out                                                  (27)          (5)           -            908
                                                               -------------------------------------------------------
        Payments and Withdrawals                                         (24)          (5)           -            991
                                                               -------------------------------------------------------

Net Assets:
     Net Increase (Decrease)                                              31            6            -            298
     Beginning of Year                                                     -            -            -              -
                                                               -------------------------------------------------------

        End of Year                                         $             31            6            -            298
                                                               =======================================================

Total Variable Universal Life, Survivorship and
        Alliance Universal Life  -
    End of Year                                             $          4,802        1,092           60          4,838
                                                               =======================================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                                       MFS Variable Insurance Trust
                                                               -------------------------------------------------------------

                                                                            Emerging   Total            Strategic
                                                                 Research    Growth    Return    Bond    Income    Utilities
                                                                  Series     Series    Series   Series   Series      Series
                                                               -------------------------------------------------------------
Alliance Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $         -         -         -         -      -            -
        Realized Gain (Loss)                                          -         -         -         -      -           (1)
        Unrealized Appreciation (Depreciation)                        1         3         -         -      -            -
                                                               -----------------------------------------------------------
          Change in Net Assets from Operations                        1         3         -         -      -           (1)

Deposits                                                              2        10         2         4      -           13

Payments and Withdrawals:
     Death Benefits                                                   -         -         -         -      -            -
     Withdrawals and Contract Charge Expense                          1         2         2         1      -            3
     Transfers (in) out                                              (8)      (28)      (29)      (42)   (26)         (57)
                                                               -----------------------------------------------------------
        Payments and Withdrawals                                     (7)      (26)      (27)      (41)   (26)         (54)
                                                               -----------------------------------------------------------

Net Assets:
     Net Increase (Decrease)                                         10        39        29        45     26           66
     Beginning of Year                                                -         -         -         -      -            -
                                                               -----------------------------------------------------------

        End of Year                                         $        10        39        29        45     26           66
                                                               ===========================================================

Total Variable Universal Life, Survivorship and
        Alliance Universal Life  -
    End of Year                                             $     5,294     8,996     3,032     1,259    188        5,303
                                                               ===========================================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                American Century Variable Portfolios
                                                               -------------------------------------------------------

                                                                    VP                                       VP
                                                                  Capital         VP           VP          Income
                                                                  Apprec        Int'l        Value        & Growth
                                                               -------------------------------------------------------
Alliance Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $              -            -            -              -
        Realized Gain (Loss)                                               -            -            -              -
        Unrealized Appreciation (Depreciation)                             -            -            1              -
                                                               -------------------------------------------------------
          Change in Net Assets from Operations                             -            -            1              -

Deposits                                                                   1            5            9              -

Payments and Withdrawals:
     Death Benefits                                                        -            -            -              -
     Withdrawals and Contract Charge Expense                               -            1            2              -
     Transfers (in) out                                                   (8)          (8)         (13)           (44)
                                                               -------------------------------------------------------
        Payments and Withdrawals                                          (8)          (7)         (11)           (44)
                                                               -------------------------------------------------------

Net Assets:
     Net Increase (Decrease)                                               9           12           21             44
     Beginning of Year                                                     -            -            -              -
                                                               -------------------------------------------------------

        End of Year                                         $              9           12           21             44
                                                               =======================================================

Total Variable Universal Life, Survivorship and
        Alliance Universal Life  -
    End of Year                                             $          1,738        3,501        1,282            996
                                                               =======================================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                          Dreyfus Variable Investment Fund
                                                               -------------------------------------------------------

                                                                                Small
                                                                  Apprec.        Cap         Stock        Socially
                                                                 Portfolio    Portfolio      Index      Responsible
                                                               -------------------------------------------------------
Alliance Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $              -            -            1              -
        Realized Gain (Loss)                                               -            3            2              -
        Unrealized Appreciation (Depreciation)                             -            1           10              -
                                                               -------------------------------------------------------
          Change in Net Assets from Operations                             -            4           13              -

Deposits                                                                   3           10           41              1

Payments and Withdrawals:
     Death Benefits                                                        -            -            -              -
     Withdrawals and Contract Charge Expense                               1            4           10              1
     Transfers (in) out                                                  (11)         (40)        (309)           (12)
                                                               -------------------------------------------------------
        Payments and Withdrawals                                         (10)         (36)        (299)           (11)
                                                               -------------------------------------------------------

Net Assets:
     Net Increase (Decrease)                                              13           50          353             12
     Beginning of Year                                                     -            -            -              -
                                                               -------------------------------------------------------

        End of Year                                         $             13           50          353             12
                                                               =======================================================

Total Variable Universal Life, Survivorship and
        Alliance Universal Life  -
    End of Year                                             $          4,868        6,883       17,157            985
                                                               =======================================================

See accompanying Notes to Financial Statements

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                      J.P. Morgan
                                                               ---------------------------

                                                                                Small
                                                                  Equity       Company
                                                                 Portfolio    Portfolio
                                                               ---------------------------
Alliance Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $              -            -
        Realized Gain (Loss)                                               -            -
        Unrealized Appreciation (Depreciation)                             -            1
                                                               ---------------------------
          Change in Net Assets from Operations                             -            1

Deposits                                                                   2            1

Payments and Withdrawals:
     Death Benefits                                                        -            -
     Withdrawals and Contract Charge Expense                               -            -
     Transfers (in) out                                                   (3)          (5)
                                                               ---------------------------
        Payments and Withdrawals                                          (3)          (5)
                                                               ---------------------------

Net Assets:
     Net Increase (Decrease)                                               5            7
     Beginning of Year                                                     -            -
                                                               ---------------------------

        End of Year                                         $              5            7
                                                               ===========================

Total Variable Universal Life, Survivorship and
        Alliance Universal Life  -
    End of Year                                             $            956          908
                                                               ===========================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                Franklin Templeton Variable Products
                                                               -------------------------------------------------------

                                                                                           Developing
                                                                   Real         Small       Markets       Foreign
                                                                  Estate         Cap       Securities    Securities
                                                               -------------------------------------------------------
Alliance Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $              -            -            -              -
        Realized Gain (Loss)                                               -            -            -              -
        Unrealized Appreciation (Depreciation)                             -            1            -              -
                                                               -------------------------------------------------------
          Change in Net Assets from Operations                             -            1            -              -

Deposits                                                                   1            1            1              1

Payments and Withdrawals:
     Death Benefits                                                        -            -            -              -
     Withdrawals and Contract Charge Expense                               -            -            -              -
     Transfers (in) out                                                   (5)          (4)          (1)            (5)
                                                               -------------------------------------------------------
        Payments and Withdrawals                                          (5)          (4)          (1)            (5)
                                                               -------------------------------------------------------

Net Assets:
     Net Increase (Decrease)                                               6            6            2              6
     Beginning of Year                                                     -            -            -              -
                                                               -------------------------------------------------------

        End of Year                                         $              6            6            2              6
                                                               =======================================================

Total Variable Universal Life, Survivorship and
        Alliance Universal Life  -
    End of Year                                             $             82          352           32            764
                                                               =======================================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                  Calamos
                                                               --------------

                                                                Convertible
                                                                 Portfolio
                                                               --------------
Alliance Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $              1
        Realized Gain (Loss)                                               -
        Unrealized Appreciation (Depreciation)                             2
                                                               --------------
          Change in Net Assets from Operations                             3

Deposits                                                                   9

Payments and Withdrawals:
     Death Benefits                                                        -
     Withdrawals and Contract Charge Expense                               2
     Transfers (in) out                                                  (49)
                                                               --------------
        Payments and Withdrawals                                         (47)
                                                               --------------

Net Assets:
     Net Increase (Decrease)                                              59
     Beginning of Year                                                     -
                                                               --------------

        End of Year                                         $             59
                                                               ==============

Total Variable Universal Life, Survivorship and
        Alliance Universal Life  -
    End of Year                                             $          1,941
                                                               ==============

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                   A I M Variable Insurance Funds
                                                               ----------------------------------------

                                                                   Dent
                                                                   Demo          New        Premier
                                                                  Trends      Technology     Equity
                                                               ----------------------------------------
Alliance Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $              -            -            -
        Realized Gain (Loss)                                               -            1            1
        Unrealized Appreciation (Depreciation)                             -           (1)           2
                                                               ----------------------------------------
          Change in Net Assets from Operations                             -            -            3

Deposits                                                                   1            -            4

Payments and Withdrawals:
     Death Benefits                                                        -            -            -
     Withdrawals and Contract Charge Expense                               -            -            1
     Transfers (in) out                                                   (5)          (2)         (23)
                                                               ----------------------------------------
        Payments and Withdrawals                                          (5)          (2)         (22)
                                                               ----------------------------------------

Net Assets:
     Net Increase (Decrease)                                               6            2           29
     Beginning of Year                                                     -            -            -
                                                               ----------------------------------------

        End of Year                                         $              6            2           29
                                                               ========================================

Total Variable Universal Life, Survivorship and
        Alliance Universal Life  -
    End of Year                                             $            408          231          519
                                                               ========================================

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                  Seligman Portfolios
                                                               ---------------------------

                                                                   Comm        Capital
                                                                   Info       Portfolio                    Total
                                                               ---------------------------             ---------------
Alliance Variable Universal Life:
     Change in Net Assets from Operations:
        Investment Income (Loss)                            $              4            -                           9
        Realized Gain (Loss)                                               1            9                          16
        Unrealized Appreciation (Depreciation)                            (1)          (9)                         12
                                                               ---------------------------             ---------------
          Change in Net Assets from Operations                             4            -                          37

Deposits                                                                   7            5                       1,427

Payments and Withdrawals:
     Death Benefits                                                        -            -                           -
     Withdrawals and Contract Charge Expense                               2            1                         120
     Transfers (in) out                                                  (17)         (28)                         94
                                                               ---------------------------             ---------------
        Payments and Withdrawals                                         (15)         (27)                        214
                                                               ---------------------------             ---------------

Net Assets:
     Net Increase (Decrease)                                              26           32                       1,250
     Beginning of Year                                                     -            -                           -
                                                               ---------------------------             ---------------

        End of Year                                         $             26           32                       1,250
                                                               ===========================             ===============

Total Variable Universal Life, Survivorship and
        Alliance Universal Life  -
    End of Year                                             $            450          745                      79,662
                                                               ===========================             ===============

See accompanying Notes to Financial Statements

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies

Organization

Kansas City Life Variable Life Separate Account (the Account), marketed as Century II Variable Universal Life (Variable Universal Life or VUL), Century II Survivorship Variable Universal Life and Century II Heritage Survivorship Variable Universal Life (Survivorship Variable Universal Life or SVUL), and Century II Alliance Variable Universal Life (Alliance Variable Universal Life or Alliance), is a separate account of Kansas City Life Insurance Company (KCL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from KCL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable life contracts is not chargeable with liabilities arising out of any other business KCL may be conducting.

All deposits received by the Account have been directed by the contract owners into subaccounts that invest in nine series-type mutual funds, as listed below with each fund’s objective, or into KCL’s Fixed Account.

Series-Type Mutual Fund                                                                     Fund Objective

Federated Insurance Series
American Leaders Fund II                   Long-term growth of capital and income by investing primarily in equity securities of large companies that are in the top 25 percent of their industry sectors.

High Income Bond Fund II                   High current income by investing in high-yield, lower-rated corporate bonds (also known as
                                           "junk bonds").

International Small Company                Long-term growth of capital by investing in equity securities of
Fund II                                    smaller foreign companies.

Prime Money Fund II                        Current income with stability of principal and liquidity by investing in short-term, high-quality fixed income securities.

MFS Variable Insurance Trust
Bond Series                                Current income and protection of shareholders' capital by investing in fixed income securities.

Emerging Growth Series                     Long-term growth of capital by investing in equity securities of emerging growth companies.

Research Series                            Long-term growth of capital and future income by investing in equity securities of companies having favorable prospects for long-term growth.

Strategic Income Series                    Income and capital appreciation by investing in U.S. and foreign fixed income securities.

Total Return Series                        Income and opportunities for growth of capital and income by investing in a combination of equity and fixed income securities.

Utilities Series                           Capital growth and current income by investing in equity and debt securities of domestic and foreign companies in the utilities industry.

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

American Century Variable Portfolios
VP Capital Appreciation                    Capital growth by investing in common stocks of growing companies.

VP Income and Growth                       Capital growth by investing in common stocks primarily from the largest 1,500 publicly traded U.S. companies.

VP International                           Capital growth by investing in stocks of growing foreign
                                           companies.

VP Value                                   Long-term capital growth and income by investing in stocks of companies believed to be undervalued.

Dreyfus Variable Investment Fund
VIF Appreciation Portfolio                 Long-term capital growth and income by investing in common stocks of large "blue chip"
                                           companies.

VIF Small Cap Portfolio                    Capital appreciation by investing in common stock of small U.S. and foreign companies.

Dreyfus Stock Index Fund                   Match the total return of the Standard & Poor's (S&P) 500 Composite Stock Price Index by
                                           investing in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

The Dreyfus Socially Responsible           Capital growth and current income by investing in common stocks
Growth Fund, Inc.                          of companies that meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

J.P. Morgan Series Trust II
U.S. Disciplined Equity Portfolio          High total return by investing in large and medium U.S. companies, with industry weighting similar to those of the S&P 500.

Small Company Portfolio                    High total return by investing in small U.S. companies, as typically represented by the
                                           Russell 2000 Index.

Franklin Templeton Variable Products Series Fund
Franklin Real Estate Fund                  Capital appreciation and current income by investing in securities of companies operating in the real estate industry.

Franklin Small Cap Fund                    Long-term capital growth by investing in equity securities of small U.S. companies.

Templeton Developing Markets               Long-term capital appreciation by investing in equity securities
Securities Fund                            in emerging market countries.

Templeton Foreign Securities               Long-term capital growth by investing in equity securities of
Fund                                       companies located outside the U.S.

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Calamos Advisors Trust
Convertible Portfolio                      Current income and capital appreciation by investing in a diversified portfolio of convertible securities.

A I M Variable Insurance Funds
V.I. Dent Demographic                      Long-term growth of capital by investing in securities of companies
Trends Fund                                that are likely to benefit from changing demographic, economic and lifestyle trends.

V.I. New Technology Fund                   Long-term growth of capital by investing in equity securities of technology and science companies.

V.I. Premier Equity Fund                   Long-term growth of capital and income by investing in equity securities of companies believed to be undervalued.

Seligman Portfolios, Inc.
Capital Portfolio                          Capital appreciation by investing in common stocks of medium-sized U.S. companies displaying a proven track record and strong management.

Communications and Information             Capital gain by investing in securities of companies operating in
Portfolio                                  the communications, information and related industries.

Risks and Uncertainties

Certain risks and uncertainties are inherent to the Account’s day-to-day operations and to the process of preparing its financial statements. The more significant of those risks and uncertainties, as well as the Account’s method for mitigating the risks, are presented below and throughout the notes to the financial statements.

Financial Statements - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments - The Account is exposed to risks that issuers of securities owned by the Series-Type Mutual Funds will default, or that interest rates will change and cause a decrease in the value of the investments. Management mitigates these risks by offering the investor a variety of investment options, fund prospectuses, quarterly personal investment statements and annual financial statements.

Reinvestment of Dividends

Interest and dividend income and capital gains distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective subaccount. Capital gains distributions are recorded as income on the date earned.

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Federal Income Taxes

The Account is treated as part of KCL for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gains distributions received by the Account from the underlying funds. Any applicable taxes will be the responsibility of contract holders or beneficiaries upon termination or withdrawal.

Reclassifications

Certain reclassifications have been made to prior year results to conform with the current year's presentation.

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at quoted market value (NAV of the underlying mutual fund). The average cost method is used to determine realized gains and losses. Transactions are recorded on a trade date basis. Income from dividends and gains from realized gains distributions are recorded on the ex-dividend date.

The aggregate cost of purchases and proceeds from sales were as follows:

                                                                  Cost of                             Proceeds
2002:                                                            Purchases               from Sales
                                                                 ---------               ----------
                                                                                (in thousands)

American Leaders Fund II                                          $   1,554                 1,478
High Income Bond Fund II                                                540                   415
International Small Company Fund II                                      27                    26
Prime Money Fund II                                                  11,843                12,152
MFS Research Series                                                   1,578                 1,634
MFS Emerging Growth Series                                            3,081                 2,771
MFS Total Return Series                                               1,541                 1,131
MFS Bond Series                                                       1,730                   902
MFS Strategic Income Series                                             459                   163
MFS Utilities Series                                                  1,940                 1,710
ACI VP Capital Appreciation                                             689                   565
ACI VP International                                                  1,261                 1,242
ACI VP Value                                                          1,412                   808
ACI VP Income and Growth                                                470                   348
Dreyfus Appreciation Portfolio                                        1,598                 1,376
Dreyfus Small Cap Portfolio                                           2,692                 2,127
Dreyfus Stock Index Fund                                              7,176                 6,546
Dreyfus Socially Responsible Growth Fund                                471                   564
J.P. Morgan U.S. Disciplined Equity Portfolio                           409                   378
J.P. Morgan Small Company Portfolio                                     258                   321
Franklin Real Estate Fund                                             1,420                   239
Franklin Small Cap Fund                                                 189                   121
Templeton Developing Markets Securities Fund                            274                   151
Templeton Foreign Securities Fund                                       369                   256
Calamos Convertible Portfolio                                         1,366                 1,055
A I M V.I. Dent Demographic Trends Fund                                 272                   233
A I M V.I. New Technology Fund                                          143                   105
A I M V.I. Premier Equity Fund                                          395                   213
Seligman Communications and Information Portfolio                       352                   163
Seligman Capital Portfolio                                              588                   403

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                  Cost of                             Proceeds
2001:                                                            Purchases               from Sales
                                                                 ---------               ----------
                                                                                (in thousands)

American Leaders Fund II                                          $   2,047                 1,942
High Income Bond Fund II                                                739                   691
International Small Company Fund II                                      89                    56
Prime Money Fund II                                                  21,233                20,970
MFS Research Series                                                   3,282                 1,846
MFS Emerging Growth Series                                            6,022                 3,961
MFS Total Return Series                                               1,865                   968
MFS Bond Series                                                         998                   475
MFS Strategic Income Series                                             131                    60
MFS Utilities Series                                                  4,036                 2,367
ACI VP Capital Appreciation                                           2,090                 1,013
ACI VP International                                                  2,514                 1,514
ACI VP Value                                                          1,267                   557
ACI VP Income and Growth                                                554                   309
Dreyfus Appreciation Portfolio                                        1,965                 1,637
Dreyfus Small Cap Portfolio                                           3,630                 2,280
Dreyfus Stock Index Fund                                              9,521                 6,333
Dreyfus Socially Responsible Growth Fund                                609                   469
J.P. Morgan U.S. Disciplined Equity Portfolio                           665                   332
J.P. Morgan Small Company Portfolio                                     567                   452
Franklin Real Estate Fund                                                90                    20
Franklin Small Cap Fund                                                 441                   240
Templeton Developing Markets Securities Fund                             39                    21
Templeton Foreign Securities Fund                                       613                   271
Calamos Convertible Portfolio                                         1,637                   557
A I M V.I. Dent Demographic Trends Fund                                 483                   162
A I M V.I. New Technology Fund                                          489                   129
A I M V.I. Premier Equity Fund                                          643                   232
Seligman Communications and Information Portfolio                       659                   268
Seligman Capital Portfolio                                            1,236                   392

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. Contract Charges

Century II Variable Universal Life

Mortality and expense risks assumed by KCL are compensated for by a fee equivalent to an annual rate of 0.9 percent of the asset value of the subaccounts of each contract.

KCL deducts an administrative fee for each contract of $26 per month for the first 12 months and $6 per month thereafter. An additional deduction of $20 per month is made for the 12 contract months following an increase in specified amount. A deduction for insurance costs also is made monthly and is based on the insured’s attained age, sex, risk class, specified amount, rider benefits, contract value and the number of completed policy years.

A premium expense charge for premium taxes of 2.25 percent of premium receipts is deducted from each premium receipt prior to their transfer to the separate accounts or fixed account.

Other charges are deducted from each contract when certain events occur, such as the seventh fund transfer in a contract year.

A contingent deferred sales charge is assessed against surrenders and certain specified amount changes during the first 15 years following the contract date and any increase in specified amount. During 2002, $2,302,000 ($2,329,000 - 2001) was assessed in surrender charges and other contract charges totaled $8,982,000 ($9,284,000 - 2001).

Century II Heritage Survivorship Variable Universal Life

Mortality and expense risks assumed by KCL are compensated for by a current fee equivalent to 0.625 percent of the average daily net assets of each contract.

KCL deducts a monthly administrative fee for each contract of $7.50 plus a $1,000 charge that varies by issue age of the specified amount insured per month for all contracts. A deduction for insurance costs also is made monthly and is based on the insured’s attained age, sex, risk class, total amount insured, any optional benefits, or any additional benefits provided by riders, contract value and the number of completed policy years.

A premium expense charge of 8.25% is deducted from each target and excess premium payment.

Other charges are deducted from each contract when certain events occur, such as the seventh fund transfer in a contract year.

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Century II Survivorship Variable Universal Life

Mortality and expense risks assumed by KCL are compensated for by a current fee equivalent to 0.625 percent (maximum is 0.9 percent) of the average daily net assets of each contract.

KCL deducts a monthly administrative fee for each contract of $7.50 plus $.02 per $1,000 of the total amount insured per month for all contracts. An additional fee of $12.50 per month is charged for the first five contract years. A deduction for insurance costs also is made monthly and is based on the insured’s attained age, sex, risk class, total amount insured, any optional benefits, or any additional benefits provided by riders, contract value and the number of completed policy years.

A sliding premium expense charge, which varies by contract year for the first 20 years, is deducted from each target and excess premium payment.

In addition, a 4.85 percent premium processing charge is deducted from each premium payment for all contract years. Other charges are deducted from each contract when certain events occur, such as the seventh fund transfer in a contract year.

The combined, Century II Heritage Survivorship Variable Universal Life and Century II Survivorship Variable Universal Life, plan has no contingent deferred sales charge. During 2002, other contract charges totaled $1,383,000 ($1,762,000 - 2001).

Century II Alliance Variable Universal Life

Mortality and expense risks assumed by KCL are compensated for by a fee equivalent to an annual rate of 0.5 percent of the asset value of the subaccounts of each contract.

KCL deducts a monthly administrative fee for each contract of $7.50 plus KCL can also deduct a per $1,000 charge of the total amount insured, which it is presently not but the maximum allowed per the contract is $0.05 per $1,000 charge of the total insured. A deduction for insurance costs also is made monthly and is based on the insured’s attained age, sex, risk class, specified amount, rider benefits, contract value and the number of completed policy years.

A premium expense charge for premium taxes of 6.35 percent of premium receipts is deducted from each premium receipt prior to their transfer to the separate accounts or fixed account. Other charges are deducted from each contract when certain events occur, such as the seventh fund transfer in a contract year.

A contingent deferred sales charge is assessed against a surrender to the contract in the first 15 years following the contract date and any increase in specified amount. During 2002, $95,000 ($1,000 – 2001, since its May 21, 2001 inception) was assessed in surrender charges and other contract charges totaled $550,000 ($118,000 – 2001).

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. Change in Units Outstanding

The changes in units outstanding for the year were as follows:

  2002:                                                          Units               Units             Net Increase
                                                               Purchased            Redeemed            (Decrease)
                                                            ----------------  --------------------  ------------------
                                                                                 (in thousands)

American Leaders Fund II                                                108                    99                   9
High Income Bond Fund II                                                 39                    36                   3
International Small Company Fund II                                       5                     5                   -
Prime Money Fund II                                                   1,005                 1,032                 (27)
MFS Research Series                                                     121                   123                  (2)
MFS Emerging Growth Series                                              250                   212                  38
MFS Total Return Series                                                  94                    71                  23
MFS Bond Series                                                         124                    66                  58
MFS Strategic Income Series                                              39                    14                  26
MFS Utilities Series                                                    133                   120                  13
ACI VP Capital Appreciation                                              69                    56                  13
ACI VP International                                                    103                    95                   8
ACI VP Value                                                            179                   110                  69
ACI VP Income and Growth                                                 76                    58                  18
Dreyfus Appreciation Portfolio                                          127                   108                  20
Dreyfus Small Cap Portfolio                                             223                   169                  54
Dreyfus Stock Index Fund                                                624                   583                  41
Dreyfus Socially Responsible Growth Fund, Inc                            30                    32                  (2)
J.P. Equity Portfolio                                                    37                    33                   4
J.P. Small Company Portfolio                                             23                    26                  (3)
Franklin Real Estate Fund                                               121                    20                 101
Franklin Small Cap                                                       33                    23                  10
Templeton Developing Markets Securities Fund                             34                    19                  15
Templeton Foreign Securities Fund                                        24                    16                   8
Calamos Convertible Portfolio                                           114                    90                  24
A I M V. I. Dent Demographic Trends Fund                                 66                    56                  10
A I M V. I. New Technology Fund                                          64                    51                  13
A I M V. I. Premier Equity Fund                                          63                    37                  26
Seligman Communications and Information Portfolio                        70                    34                  36
Seligman Capital Portfolio                                              107                    80                  27

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. Financial Highlights

                                                                                                 For the Year Ended
                                                         At December 31, 2002                     December 31, 2002
                                                  ----------------------------------  ---------------------------------------

                                                                                                 Expense
                                                             Unit Fair Value   Net   Investment*  Ratio       Total Return **
                                                    Units       Lowest to    Assets    Income    Lowest to       Lowest to
                                                   (000's)       Highest     (000's)   Ratio      Highest         Highest
                                                  --------  ---------------- -------  --------  ----------  -----------------

American Leaders Fund II                             293   $ 7.355 to 14.535$ 3,834    1.12%   .5% to .9%    -20.93% to -20.61%
High Income Bond Fund II                              99     9.756 to 11.830  1,120    9.87    .5 to .9        0.48% to   0.88%
International Small Company Fund II                   10      4.676 to 6.520     49    0.00    .5 to .9      -18.22% to -17.88%
Prime Money Fund II                                  370    10.222 to 12.602  4,528    1.40    .5 to .9        0.49% to   0.90%
MFS Research Series                                  348     6.451 to 11.962  3,926    0.27    .5 to .9      -25.21% to -24.92%
MFS Emerging Growth Series                           590     5.418 to 11.264  6,196    0.00    .5 to .9      -34.36% to -34.10%
MFS Total Return Series                              205     9.221 to 16.646  3,185    1.65    .5 to .9       -6.02% to  -5.64%
MFS Bond Series                                      155    11.267 to 14.389  2,161    5.06    .5 to .9        7.94% to   8.38%
MFS Strategic Income Series                           42    11.188 to 12.169    503    3.32    .5 to .9        7.43% to   7.86%
MFS Utilities Series                                 321     6.161 to 14.105  4,156    2.63    .5 to .9      -23.45% to -23.15%
ACI VP Capital Appreciation                          165      6.458 to 8.941  1,466    0.00    .5 to .9      -21.91% to -21.59%
ACI VP International                                 254     6.771 to 11.653  2,789    0.80    .5 to .9      -21.08% to -20.76%
ACI VP Value                                         234      6.707 to 9.034  1,604    0.76    .5 to .9      -13.40% to -13.06%
ACI VP Income and Growth                             171      5.110 to 7.341    900    1.02    .5 to .9      -20.09% to -19.77%
Dreyfus Appreciation Portfolio                       373     7.659 to 11.455  4,195    1.12    .5 to .9      -17.46% to -17.13%
Dreyfus Small Cap Portfolio                          554     7.666 to 11.283  6,018    0.04    .5 to .9      -19.85% to -19.53%
Dreyfus Stock Index Fund                           1,317     7.002 to 10.566 13,520    1.36    .5 to .9      -23.06% to -22.75%
Dreyfus Socially Responsible Growth Fund, Inc         35     6.011 to 19.343    621    0.22    .5 to .9      -29.39% to -29.29%
J.P. Equity Portfolio                                 71     6.712 to 10.746    726    0.05    .5 to .9      -25.09% to -25.01%
J.P. Small Company Portfolio                          63     7.217 to 10.688    662    0.20    .5 to .9      -22.14% to -22.04%
Franklin Real Estate Fund                            108    10.591 to 11.644  1,239    0.00    .5 to .9        1.44% to   1.56%
Franklin Small Cap                                    64      4.652 to 6.505    299    0.25    .5 to .9      -29.04% to -28.86%
Templeton Developing Markets Securities Fund          20      7.506 to 9.124    147    1.11    .5 to .9       -1.04% to  -0.65%
Templeton Foreign Securities Fund                     52     7.217 to 14.448    718    1.57    .5 to .9      -19.07% to -18.96%
Calamos Convertible Portfolio                        185     9.183 to 11.615  2,087    3.47    .5 to .9       -4.69% to  -4.57%
A I M V. I. Dent Demographic Trends Fund              91      3.317 to 5.689    311    0.00    .5 to .9      -32.80% to -32.54%
A I M V. I. New Technology Fund                       89      1.649 to 4.453    152    0.00    .5 to .9      -45.61% to -45.41%
A I M V. I. Premier Equity Fund                       98      4.996 to 6.242    500    0.38    .5 to .9      -30.89% to -30.61%
Seligman Communications and Information Portfolio    105      4.019 to 5.671    436    0.00    .5 to .9      -36.81% to -36.55%
Seligman Capital Portfolio                           140      4.329 to 5.795    625    0.00    .5 to .9      -33.74% to -33.47%

* The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the withdrawal of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                               For the Year Ended
                                                        At December 31, 2001                    December 31, 2001
                                                 ---------------------------------- -------------------------------------------

                                                                                                 Expense
                                                           Unit Fair Value    Net   Investment*  Ratio       Total Return **
                                                  Units       Lowest to     Assets    Income    Lowest to     Lowest to
                                                 (000's)       Highest      (000's)   Ratio      Highest      Highest
                                                 ------- ----------------- -------- ----------- -----------  ------------------
American Leaders Fund II                            284  $ 9.264 to 18.382 $ 4,802     1.39%     .5% to .9%  -31.38% to  -5.05%
High Income Bond Fund II                             96    9.671 to 11.774   1,092     9.92%     .5% to .9%   -1.22% to   0.46%
International Small Company Fund II                  11     5.718 to 7.940      60     0.00%     .5% to .9%  -30.61% to  -3.76%
Prime Money Fund II                                 396   10.131 to 12.540   4,838     3.57%     .5% to .9%  -12.59% to   2.87%
MFS Research Series                                 350    8.592 to 15.995   5,294     0.02%     .5% to .9%  -40.87% to -21.98%
MFS Emerging Growth Series                          552    8.221 to 17.159   8,996     0.00%     .5% to .9%  -57.05% to -34.08%
MFS Total Return Series                             181    9.772 to 17.712   3,032     2.05%     .5% to .9%  -30.10% to  -0.66%
MFS Bond Series                                      97   10.396 to 13.330   1,259     5.51%     .5% to .9%  -12.05% to   7.76%
MFS Strategic Income Series                          17   10.373 to 11.327     188     4.07%     .5% to .9%    0.22% to   3.82%
MFS Utilities Series                                308    8.017 to 18.426   5,303     3.22%     .5% to .9%  -56.99% to -24.88%
ACI VP Capital Appreciation                         152    8.236 to 11.449   1,738     0.00%     .5% to .9%  -47.24% to -28.71%
ACI VP International                                246    8.545 to 17.766   3,501     0.08%     .5% to .9%  -46.46% to -29.82%
ACI VP Value                                        165    7.745 to 10.391   1,282     0.67%     .5% to .9%   11.76% to  49.30%
ACI VP Income and Growth                            153     6.395 to 9.150     996     0.78%     .5% to .9%   -9.16% to  29.24%
Dreyfus Appreciation Portfolio                      354    9.242 to 13.878   4,868     0.83%     .5% to .9%  -37.21% to -10.12%
Dreyfus Small Cap Portfolio                         500    9.526 to 14.077   6,883     0.44%     .5% to .9%  -28.54% to  -6.96%
Dreyfus Stock Index Fund                          1,277    9.064 to 13.733  17,157     1.12%     .5% to .9%  -38.17% to -12.97%
Dreyfus Socially Responsible Growth Fund, Inc        37    8.501 to 27.394     985     0.10%     .5% to .9%  -76.01% to -23.05%
J.P. Equity Portfolio                                67    8.950 to 14.346     956     0.48%     .5% to .9%  -45.16% to -12.47%
J.P. Small Company Portfolio                         67    9.257 to 13.728     908     0.00%     .5% to .9%  -38.08% to  -8.60%
Franklin Real Estate Fund                             7   10.428 to 11.479      82     2.66%     .5% to .9%   -2.54% to   7.18%
Franklin Small Cap                                   54     6.539 to 9.167     352     0.34%     .5% to .9%  -16.06% to  17.68%
Templeton Developing Markets Securities Fund          4     7.585 to 9.184      32     0.00%     .5% to .9%   -8.94% to  10.25%
Templeton Foreign Securities Fund                    43    8.906 to 17.852     764     3.02%     .5% to .9%  -58.17% to -16.54%
Calamos Convertible Portfolio                       161    9.623 to 12.187   1,941     3.75%     .5% to .9%  -25.05% to  -5.45%
A I M V. I. Dent Demographic Trends Fund             82     4.936 to 8.433     408     0.00%     .5% to .9%  -32.48% to  15.20%
A I M V. I. New Technology Fund                      76     3.032 to 8.157     231     6.77%     .5% to .9%  -47.90% to  39.91%
A I M V. I. Premier Equity Fund                      71     7.229 to 8.996     519     0.25%     .5% to .9%  -13.32% to   7.74%
Seligman Communications and Information Portfolio    70     6.360 to 8.938     450    24.87%     .5% to .9%    4.09% to  46.28%
Seligman Capital Portfolio                          113     6.533 to 8.711     745     0.00%     .5% to .9%  -16.99% to  10.69%

* The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the withdrawal of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Independent Auditors’ Report

The Contract Owners
Kansas City Life Variable Life Separate Account
and
The Board of Directors and Stockholders
Kansas City Life Insurance Company:

We have audited the accompanying statement of net assets of Kansas City Life Variable Life Separate Account (comprised of individual subaccounts as indicated therein) as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, except those individual series operating for portions of such period as disclosed in the financial statements, and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with transfer agents of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kansas City Life Variable Life Separate Account as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

April 3, 2003
Kansas City, Missouri

Supplement Dated May 1, 2003 to Prospectus Dated May 1, 2003
Kansas City Life Variable Life Separate Account
Survivorship VUL Contract
Illinois

For Contracts sold in the state of Illinois, we change the Prospectus as follows:

  Delete the Guaranteed Minimum Death Benefit Option described in the Prospectus and replace any reference to or discussion of the Guaranteed Minimum Death Benefit with the following description of the Guaranteed Monthly Premium and Guaranteed Payment Period.

The Guaranteed Payment Period and Guaranteed Monthly Premium provisions guarantee that your policy will remain in effect for five years following the Contract Date, provided that you meet the Guaranteed Monthly Premium requirement. The Guaranteed Payment Period and Guaranteed Monthly Premium provisions are part of each Contract and we do not charge for these provisions. Unlike the Guaranteed Minimum Death Benefit described in the Prospectus, the Guaranteed Payment Period and Guaranteed Monthly Premium provisions apply to the Additional Insurance Amount and these provisions are available regardless of which Coverage Option and riders you select. These provisions will not terminate if certain riders are deleted, if the Coverage Option is changed or if the amount of Additional Insurance Amount is changed. The illustrations in the Prospectus assume that you have met the Guaranteed Monthly Premium requirement.

The Guaranteed Monthly Premium and Guaranteed Payment Period provisions operate as follows:

Guaranteed Payment Period --The five years following the Contract Date of the Contract, during which one of the following conditions must exist to prevent your Contract from lapsing: (1) the Cash Surrender Value of this Contract on a Monthly Anniversary Date must be sufficient to cover the Monthly Deduction for the month beginning on that Monthly Anniversary Date; or (2) total Premiums paid must be equal to or greater than the Guaranteed Monthly Premium times the number of Monthly Anniversary Dates that the Contract has been in force, plus the amount of current indebtedness and the total amount of partial surrenders.

Guaranteed Monthly Premiums--If you pay the Guaranteed Monthly Premium, your Contract will not lapse during the Guaranteed Payment Period. The Guaranteed Monthly Premium will change for the remainder of the Guaranteed Payment Period if you increase the Additional Insurance Amount, add or delete any riders. A decrease in the Total Sum Insured will not decrease the Guaranteed Monthly Premium during the Guaranteed Payment Period. We show the initial Guaranteed Monthly Premium in the Contract.

(over)

  The Grace Period provision in the Contract is also impacted by the fact that the Guaranteed Payment Period and Guaranteed Monthly Premium are applicable, rather than the Guaranteed Death Benefit. Replace any reference to or discussion of the Grace Period with the following description. The Grace Period operates as follows:

  Grace Period--The conditions which will result in your Contract lapsing will vary, as follows, depending on whether the Guaranteed Payment Period has expired.

  During the Guaranteed Payment Period: A Grace Period begins if on any Monthly Anniversary Day the Cash Surrender Value will not cover the Monthly Deduction on that Monthly Anniversary Day and if the accumulated Premiums paid as of each Monthly Anniversary Day are less than:

              X + Y + Z

  "X" is the accumulated Guaranteed Monthly Premium in effect on each Monthly Anniversary Day that the Contract is in force based on the coverage in force for that month.
  "Y" is the amount of current indebtedness.
  "Z" is the total amount of partial surrenders.

  A 61-day Grace Period begins on the day we mail notice of the Premium required to keep this Contract in force. The Premium required to keep this Contract in force will be an amount equal to the lesser of: (1) the amount by which X + Y + Z is greater than the accumulated Premiums paid as of the Monthly Anniversary Date on which the Grace Period began; and (2) an amount sufficient to provide a Cash Surrender Value equal to three Monthly Deductions.

  After the Guaranteed Payment Period: A Grace Period begins if the Cash Surrender Value on a Monthly Anniversary Day will not cover the Monthly Deduction on that Monthly Anniversary Day.

  A 61-day Grace Period will begin on the day we mail notice of the Premium required to keep this Contract in force. You must pay a total Premium sufficient to provide a Cash Surrender Value equal to the next three Monthly Deductions during the Grace Period to keep this Contract in force.

  This Contract will terminate without value if you do not pay sufficient Premium by the end of the Grace Period.

  If the last surviving Insured dies during the Grace Period, we will deduct any past due Monthly Deductions from the Death Benefit proceeds.
  We limit scheduled increases to the Additional Insurance Amount to between 0-10% instead of between 0-25%.

Supplement Dated May 1, 2003 to Prospectus Dated May 1, 2003
Kansas City Life Variable Life Separate Account
Survivorship VUL Contract

Maryland

For Contracts sold in the state of Maryland, we change the Prospectus as follows:

  Delete the Guaranteed Minimum Death Benefit Option described in the Prospectus and replace any reference to or discussion of the Guaranteed Minimum Death Benefit with the following description of the No-Lapse Guaranteed Monthly Premium and No-Lapse Guaranteed Payment Period.
The No-Lapse Guaranteed Payment Period and No-Lapse Guaranteed Monthly Premium provisions guarantee that your policy will remain in effect for five years following the Contract Date, if you meet the No-Lapse Guaranteed Monthly Premium requirement. The No-Lapse Guaranteed Payment Period and No-Lapse Guaranteed Monthly Premium are part of each Contract and we do not charge for these provisions. Unlike the Guaranteed Minimum Death Benefit described in the Prospectus, the No-Lapse Guaranteed Payment Period and No-Lapse Guaranteed Monthly Premium provisions apply to the Additional Insurance Amount and these provisions are available regardless of which Coverage Option and riders you select. These provisions will not terminate if certain riders are deleted, if the Coverage Option is changed or if the amount of Additional Insurance Amount is changed. The illustrations in the prospectus assume that you have met the No-Lapse Guaranteed Monthly Premium requirement.
The No-Lapse Guaranteed Monthly Premium and No-Lapse Guaranteed Payment Period provisions operate as follows:
No-Lapse Guaranteed Payment Period — The five years following the Contract Date of the Contract, during which one of the following conditions must exist to prevent your Contract from lapsing:
(1) the Cash Surrender Value of this Contract on a Monthly Anniversary Date must be sufficient to cover the Monthly Deduction for the month beginning on that Monthly Anniversary Date; or
(2) total Premiums paid must be equal to or greater than the No-Lapse Guaranteed Monthly Premium times the number of Monthly Anniversary Dates that the Contract has been in force, plus the amount of current indebtedness and the total amount of partial surrenders.
No-Lapse Guaranteed Monthly Premium — If you pay the No-Lapse Guaranteed Monthly Premium, your Contract will not lapse during the No-Lapse Guaranteed Payment Period. The No-Lapse Guaranteed Monthly Premium will change for the remainder of the No-Lapse Guaranteed Payment Period if you increase the Additional Insurance Amount, add or delete any riders. A decrease in the Total Sum Insured will not decrease the No-Lapse Guaranteed Monthly Premium during the Guaranteed Payment Period. We show the initial No-Lapse Guaranteed Monthly Premium in the Contract.
  The Grace Period provision in the Contract is also impacted by the fact that the No-Lapse Guaranteed Payment Period and No-Lapse Guaranteed Monthly Premium are applicable, rather than the Guaranteed Death Benefit. Replace any reference to or discussion of the Grace Period with the following description. The Grace Period operates as follows:
Grace Period — The conditions which will result in your Contract lapsing will vary, as follows, depending on whether the No-Lapse Guaranteed Payment Period has expired.
During the No-Lapse Guaranteed Payment Period: A Grace Period begins if on any Monthly Anniversary Day the Cash Surrender Value will not cover the Monthly Deduction on that Monthly Anniversary Day and if the accumulated Premiums paid as of each Monthly Anniversary Day are less than:
X + Y + Z
"X" is the accumulated No-Lapse Guaranteed Monthly Premium in effect on each Monthly Anniversary Day that the Contract is in force based on the coverage in force for that month. "Y" is the amount of current indebtedness. "Z" is the total amount of partial surrenders.
A 61-day Grace Period begins on the day we mail notice of the Premium required to keep this Contract in force. The Premium required to keep this Contract in force will be an amount equal to the lesser of: (1) the amount by which X + Y + Z is greater than the accumulated Premiums paid as of the Monthly Anniversary Date on which the Grace Period began; and (2) an amount sufficient to provide a Cash Surrender Value equal to three Monthly Deductions.
After the No-Lapse Guaranteed Payment Period: A Grace Period begins if the Cash Surrender Value on a Monthly Anniversary Day will not cover the Monthly Deduction on that Monthly Anniversary Day.
A 61-day Grace Period will begin on the day we mail notice of the Premium required to keep this Contract in force. You must pay a total Premium sufficient to provide a Cash Surrender Value equal to the next three Monthly Deductions during the Grace Period to keep this Contract in force.
This Contract will terminate without value if you do not pay sufficient Premium by the end of the Grace Period.
If the last surviving Insured dies during the Grace Period, we will deduct any past due Monthly Deductions from the Death Benefit proceeds.
  We limit scheduled increases to the Additional Insurance Amount to between 0 – 10% instead of between 0 – 25%.

Supplement Dated May 1, 2003 to Prospectus Dated May 1, 2003
Kansas City Life Variable Life Separate Account
Survivorship VUL Contract

Massachusetts

For Contracts sold in the state of Massachusetts, we change the Prospectus as follows:

  Delete the Guaranteed Minimum Death Benefit Option described in the Prospectus and replace any reference to or discussion of the Guaranteed Minimum Death Benefit with the following description of the Guaranteed Monthly Premium and Guaranteed Payment Period.

The Guaranteed Payment Period and Guaranteed Monthly Premium guarantee that your Contract will remain in effect for five years following the Issue Date if you meet the Guaranteed Monthly Premium requirement. The Guaranteed Payment Period and Guaranteed Monthly Premium are part of each Contract and we do not charge for these provisions. Unlike the Guaranteed Minimum Death Benefit described in the Prospectus, the Guaranteed Payment Period and Guaranteed Monthly Premium provisions apply to the Additional Insurance Amount and these provisions are available regardless of which Coverage Option and riders you select. These provisions will not terminate if certain riders are deleted, if the Coverage Option is changed or if the amount of Additional Insurance Amount is changed. The illustrations in the Prospectus assume that you have met the Guaranteed Monthly Premium requirement.

The Guaranteed Monthly Premium and Guaranteed Payment Period provisions operate as follows:

Guaranteed Payment Period --The five years following the Issue Date of the Contract, during which one of the following conditions must exist to prevent your Contract from lapsing:
(1) the Cash Surrender Value of this Contract on a Monthly Anniversary Date must be sufficient to cover the Monthly Deduction for the month beginning on that Monthly Anniversary Date ; or
(2) total Premiums paid must be equal to or greater than the Guaranteed Monthly Premium times the number of Monthly Anniversary Dates that the Contract has been in force, plus the amount of current indebtedness and the total amount of partial surrenders.
Guaranteed Monthly Premiums--If you pay the Guaranteed Monthly Premium, your Contract will not lapse during the Guaranteed Payment Period. The Guaranteed Monthly Premium will change for the remainder of the Guaranteed Payment Period if you increase the Additional Insurance Amount, add or delete any riders. A decrease in the Total Sum Insured will not decrease the Guaranteed Monthly Premium during the Guaranteed Payment Period. We show the initial Guaranteed Monthly Premium in the Contract.

(over)

  The Grace Period provision in the Contract is also impacted by the fact that the Guaranteed Payment Period and Guaranteed Monthly Premium are applicable, rather than the Guaranteed Death Benefit. Replace any reference to or discussion of the Grace Period with the following description. The Grace Period operates as follows:
Grace Period--The conditions which will result in your Contract lapsing will vary, as follows, depending on whether the Guaranteed Payment Period has expired.
During the Guaranteed Payment Period : A Grace Period begins if on any Monthly Anniversary Day the Cash Surrender Value will not cover the Monthly Deduction on that Monthly Anniversary Day and if the accumulated Premiums paid as of each Monthly Anniversary Day are less than:
X + Y + Z
"X" is the accumulated Guaranteed Monthly Premium in effect on each Monthly Anniversary Day that the Contract is in force based on the coverage in force for that month. "Y" is the amount of current indebtedness. "Z" is the total amount of partial surrenders.
A 61-day Grace Period begins on the day we mail notice of the Premium required to keep this Contract in force. The Premium required to keep this Contract in force will be an amount equal to the lesser of: (1) the amount by which X + Y + Z is greater than the accumulated Premiums paid as of the Monthly Anniversary Date on which the Grace Period began; and (2) an amount sufficient to provide a Cash Surrender Value equal to three Monthly Deductions.
After the Guaranteed Payment Period:A Grace Period begins if the Cash Surrender Value on a Monthly Anniversary Day will not cover the Monthly Deduction on that Monthly Anniversary Day.
A 61-day Grace Period will begin on the day we mail notice of the Premium required to keep this Contract in force. You must pay a total Premium sufficient to provide a Cash Surrender Value equal to the next three Monthly Deductions during the Grace Period to keep this Contract in force.
This Contract will terminate without value if you do not pay sufficient Premium by the end of the Grace Period.
If the last surviving Insured dies during the Grace Period, we will deduct any past due Monthly Deductions from the Death Benefit proceeds.
  The term "Issue Date" replaces any reference in the prospectus to "Contract Date."
  We limit scheduled increases to the Additional Insurance Amount to between 0-10% instead of between 0-25%.

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)  Board of Directors Resolutions.

         Resolution of the Board of Directors of Kansas City Life Insurance Company establishing the Kansas City Life Variable Life
         Separate Account (1)

(b)  Custodian Agreements.  Not Applicable.

(c)  Underwriting Contracts.

     1)  Distribution Agreement between Kansas City Life Insurance Company and Sunset Financial Services, Inc. (1)

     2)  Schedule of Sales Commissions (3)

(d)  Contracts.

     1)  Specimen Contract Form (7)

     2)  Contract Split Option Rider (3)

     3)  Joint First to Die Term Life Insurance Rider (3)

     4)  Joint Survivorship Four-Year Term Life Insurance Rider (3)

(e)  Applications.

               Application Form (1)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     1)  Articles of Incorporation of Bankers Life Association of Kansas City (1)

     2)  Restated Articles of Incorporation of Kansas City Life Insurance Company (1)

     3)  By-Laws of Kansas City Life Insurance Company (1)

(g)  Reinsurance Contracts.

(h)  Participation Agreements.

      1. Participation Agreement between Kansas City Life Insurance Company, MFS Variable Insurance Trust, and Massachusetts
         Financial Services Company (1)

      2. Participation Agreement between Kansas City Life Insurance Company, TCI Portfolios, Inc. and Investors Research
         Corporation (1)

      3. Participation Agreement between Kansas City Life Insurance Company, Insurance Management Series, and Federated
         Securities Corp. (1)

      4. Participation Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The
         Dreyfus Socially Responsible Growth Fund, Inc., and The Dreyfus Life and Annuity Index Fund, Inc. (3)

      5. Participation  Agreement between Kansas City Life Insurance Company and J.P. Morgan Series Trust II (4)

      6. Participation  Agreement between  Kansas City Life Insurance Company and each of Calamos Insurance Trust, Calamos Asset
         Management, Inc. and Calamos Financial Services, Inc. (5)

      7. Form of  Participation  Agreement between  Kansas City Life Insurance Company and each of Franklin Templeton Variable
         Insurance Products Trust and Franklin Templeton Distributors, Inc. (6)

      8. Amendment to Participation  Agreement  between  Kansas City Life Insurance Company and each of Dreyfus Variable
         Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a
         Dreyfus Stock Index Fund) (4)

      9. Participation  Agreement between Kansas City Life Insurance Company, Insurance Management Series, and Federated
         Securities Corp. (6)

     10. Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Kansas City
         Life Insurance Company. (6)

     11. Form of Fund Participation Agreement between Kansas City Life Insurance Company, Seligman Portfolios, Inc., and Seligman
         Advisors, Inc. (6)

(i)  Administrative Contracts. Not Applicable.

(j)  Other Material Contracts.  Not Applicable.

(k)  Legal Opinion.

         1) Opinion and Consent of William A. Schalekamp, Esq. as to the legality of the securities being registered (3)

(l)  Actuarial Opinion.  Opinion and Consent of Mark A. Milton, Senior Vice President and Actuary.*

(m)  Calculations.NA

(n)  Other Opinions.

     1)  Consent of KPMG LLP

     2)  Consent of Sutherland Asbill & Brennan LLP

(o)  Omitted Financial Statements.  Not Applicable.

(p)  Initial Capital Agreements.  Not Applicable.

(q)  Redeemability Exemption.  Memorandum describing issuance, transfer and redemption procedures. (4)

----------

*        To be filed by amendment

(1)   Incorporated herein by reference to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account
      filed with the Securities and Exchange Commission on August 2, 1995 (File No. 033-95354).
(2)   Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Kansas City
      Life Variable Annuity Separate Account  filed with the Securities and Exchange Commission on August 25, 1995 (File No.
      033-89984).
(3)   Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for
      Kansas City Life Variable Life Separate Account filed on July 15, 1997 (File No. 333-25443).
(4)   Incorporated herein by reference to Post-Effective Amendment No. 5 of the Registration Statement on Form S-6  for Kansas City
      Life Variable Life Separate Account filed with the Securities and Exchange Commission on April 19, 1999 (File No. 033-95354).
(5)   Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6  for Kansas City
      Life Variable Life Separate Account filed with the Securities and Exchange Commission on April 29, 1999 (File No. 333-25443).
(6)   Incorporated herein by reference to the Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for
      Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on August 28, 2000 (File No. 033-89984).
(7)   Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Kansas City Life Variable Annuity Separate
      Account filed with the Securities and Exchange Commission on September 17, 2001 (File No. 333-69508).

Item 28. Directors and Officers of the Depositor

              Name and Principal Business Address*                        Position and Offices with Depositor
              ------------------------------------                        -----------------------------------

Joseph Bixby..................................................     Director, Chairman of the Board
R. Philip Bixby ..............................................     Director, Vice Chairman of the Board, President
                                                                   and CEO
Tracy W. Knapp.............................................        Director, Senior Vice President, Finance
Robert C. Miller...........................................        Senior Vice President, Administrative Services
Charles R. Duffy, Jr.......................................        Senior Vice President, Operations
Bruce W. Gordon............................................        Director, Senior Vice President, Marketing
William A. Schalekamp.........................................     Director, Vice President, General Counsel and
                                                                   Secretary
Walter E. Bixby...............................................     Director
Mary A. McCalla................................................     Treasurer
Daryl D. Jensen...............................................     Director
Nancy Bixby Hudson............................................     Director
Webb R. Gilmore...............................................     Director
Warren J. Hunzicker, M.D......................................     Director
Michael J. Ross...............................................     Director
Elizabeth T. Solberg..........................................     Director
Larry Winn, Jr. ..............................................     Director
William R. Blessing...........................................     Director
Cecil R. Miller...............................................     Director
Peter Hathaway, M.D...........................................     Vice President and Medical Director
Scott M. Stone................................................     Vice President, Securities
Mark A. Milton................................................     Senior Vice President and Actuary
Robert J. Milroy..............................................     Vice President, Policy Administration
Robert E. Janes...............................................     Assistant Vice President, Assistant Controller
David A. Laird................................................     Assistant Vice President, Assistant Controller
---------------------------------------------------------------------------------------------------------------------------------------

* The principal business address for each officer and director is 3520 Broadway, Kansas City, Missouri 64111-2565.

Item 29. Persons Controlled by or Under Common Control With the Depositor or Registrant

Name                                                     Jurisdiction     Percent Of Voting Securities Owned
----                                                     ------------     ----------------------------------
Sunset Life Insurance Company of America                  Washington      Ownership of all voting securities by
                                                                          depositor
Sunset Financial Services, Inc.                           Washington      Ownership of all voting securities by
                                                                          Sunset Insurance Company of America
KCL Service Company                                        Missouri       Ownership of all voting securities by
                                                                          depositor
Lioness Realty Group, Inc.                                 Missouri       Ownership of all voting securities by
                                                                          depositor
Property Operating Company                                 Missouri       Ownership of all voting securities by
                                                                          depositor
Old American Insurance Company                             Missouri       Ownership of all voting securities by
                                                                          depositor
Contact Data, Inc.                                         Missouri       Ownership of all voting securities by
                                                                          depositor
Kansas City Life Financial Group, Inc.                     Missouri       Ownership of all voting securities by
                                                                          depositor

Item 30. Indemnification

         The By-Laws of Kansas City Life Insurance Company provide, in part, in Article XII:
         1. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the Company, by reason of the fact that he or she is or was a Director, Officer or employee of the Company, or is or was serving at the request of the Company as a Director, Officer or employee of another company, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.
         2. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the company to procure a judgment in its favor by reason of the fact that he or she is or was a director, officer or employee of the company, or is or was serving at the request of the company as a director, officer or employee of another company, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the defense or settlement of the action or suit if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the company unless and only to the extent that the court in which the action or suit was brought determines upon application that, despite the adjudication of liability and in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.
         3. To the extent that a Director, Officer or employee of the Company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the action, suit or proceeding.
         4. Any indemnification under Sections 1 and 2 of this Article, unless ordered by a court, shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, Officer or employee is proper in the circumstances because he or she has met the applicable standard of conduct set forth in this Article. The determination shall be made by the Board of Directors of the Company by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding, or, if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion, or by the Stockholders of the Company.
         5. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Company in advance of the final disposition of the action, suit or proceeding as authorized by the Board of Directors in the specific case up on receipt of an undertaking by or on behalf of the Director, Officer or employee to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the Company as authorized in this Article.
         6. The indemnification provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the Articles of Incorporation or Bylaws, or any agreement, vote of Stockholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer or employee and shall inure to the benefit of the heirs, executors and administrators of such a person.
         7. The Company shall have the power to give any further indemnity, in addition to the indemnity authorized or contemplated under this Article, including subsection 6, to any person who is or was a Director, Officer, employee or agent of the Company, or to any person who is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, provided such further indemnity is either (i) authorized, directed, or provided for in the Articles of Incorporation of the Company or any duly adopted amendment thereof or (ii) is authorized, directed, or provided for in any bylaw or agreement of the Company which has been adopted by a vote of the Stockholders of the Company, and provided further that no such indemnity shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct . Nothing in this paragraph shall be deemed to limit the power of the Company under subsection 6 of this Bylaw to enact Bylaws or to enter into agreement without Stockholder adoption of the same.
         8. The Company may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Company, or is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Company would have the power to indemnify him or her against such liability under the provisions of this Article.
         9. For the purpose of this Article, references to "the Company" include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, Officer , employee or agent of such constituent corporation or is or was serving at the request of such constituent corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under the provisions of this Article with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.
         10. For purposes of this Article, the term "other enterprise" shall include employee benefit plans; the term "fines" shall include any excise taxes assessed on a person with respect to an employee benefit plan; and the term "serving at the request of the Company" shall include any service as a Director, Officer or employee of the Company which imposes duties on, or involves services by, such Director, Officer or employee with respect to an employee benefit plan, its participants, or beneficiaries; and a person who acted in good faith and in a manner he or she reasonable believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the Company" as referred to in this Article.
         11. Any Director, Officer or employee of the Company shall be indemnified under this Article for any act taken in good faith and upon reliance upon the books and records of the Company, upon financial statements or other reports prepared by the Officers of the Company, or on financial statements prepared by the Company's independent accountants, or on information or documents prepared or provided by legal counsel to the Company.
         12. To the extent that the indemnification of Officers, Directors or employees as permitted under Section 351.355 (as amended or superseded) of The General and Business Corporation Law of Missouri, as in effect from time to time, provides for greater indemnification of those individuals than the provisions of this Article XII, then the Company shall indemnify its Directors, Officers, employees as provided in and to the full extent allowed by Section 351.355.
         13. The indemnification provided by this Article shall continue as to a person who has ceased to be a Director or Officer of the Company and shall inure to the benefit of the heirs, executors, and administrators of such a person. All rights to indemnification under this Article shall be deemed to be provided by a contract between the Company and the person who serves in such capacity at any time while these Bylaws and other relevant provisions of the applicable law, if any, are in effect. Any repeal or modification thereof shall not affect any rights or obligations then existing.
         14. If this Article or any portion or provision hereof shall be invalidated on any ground by any court of competent jurisdiction, then the Company shall nevertheless indemnify each person entitled to indemnification pursuant too this Article to the full extent permitted by any applicable portion of this Article that shall not have been invalidated, or to the fullest extent provided by any other applicable law.
         Missouri law authorizes Missouri corporations to provide indemnification to directors, officers and other persons.
         Kansas City Life owns a directors and officers liability insurance policy covering liabilities that directors and officers of Kansas City Life and its subsidiaries and affiliates may incur in acting as directors and officers.
         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter

         (a)  Other Activity. In addition to Kansas City Life Variable Life Separate Account, Sunset Financial Services, Inc. is the
         principal underwriter for policies offered by Kansas City Insurance Company through Kansas City Life Variable Annuity
         Separate Account.

         (b)  Management.  The directors and principal officers of Sunset Financial Services, Inc. are as follows:

           Name and Principal                            Positions and Offices
           Business Address*                             with Sunset Financial Services, Inc.
           -----------------                             ------------------------------------
           Gregory E. Smith                              President, Director
           Daryl D. Jensen                               Director
           Gary K. Hoffman                               Secretary, Director
           Robert E. Janes                               Treasurer
           Bruce W. Gordon                               Director
           Walter E. Bixby                               Director
           R. Philip Bixby                               Chairman of the Board and Director
           Kelly T. Ullom                                Vice President
           Bruce Oberdling                               Vice President
           Donald E. Krebs                               Vice President
           Chris M. Heller                               Vice President
           Susanna J. Denney                             Assistant Vice President
           Janice L. Brandt                              Assistant Vice President
           Kim Kirkman                                   Assistant Vice President

* The Principal business address of all of the persons listed above is P.O. Box 219365, Kansas City, Missouri, 64121-9365.
         (c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

         (1)                      (2)                     (3)                     (4)                    (5)
  Name of Principal        Net Underwriting
     Underwriter             Discounts and          Compensation on      Brokerage Commissions          Other
     -----------                                                   -               -----------
                              Commissions              Redemption                                   Compensation
                           -----------------           ----------                                   ------------
   Sunset Financial         $0.00                         None                    N/A                    N/A
    Services, Inc.

Item 32. Location of Accounts and Records
         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Kansas City Life Insurance Company at 3520 Broadway, Kansas City, Missouri 64111-2565.

Item 33. Management Services
         All management contracts are discussed in Part A or Part B.

Item 34. Fee Representation
         Kansas City Life Insurance Company represents that the aggregate charges under the Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Kansas City Life Variable Life Separate Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Kansas City and the State of Missouri on the 28th day of April, 2003.

[Seal]                        Kansas City Life Variable
                              Life Separate Account
                              Registrant

                              Kansas City Life Insurance Company

                              Depositor

Attest:  /s/William A. Schalekamp                    By: /s/R. Philip Bixby
            William A. Schalekamp                    R. Philip Bixby, President,
                                                     CEO, and Vice Chairman of
                                                     the Board

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                       Title                               Date

/s/R. Philip Bixby              President, CEO, and Vice Chairman    April 28, 2003
R. Philip Bixby                 of the Board
                                (Principal Executive Officer)
Signature                       Title                               Date

/s/R. Philip Bixby              President, CEO, and Vice Chairman    April 28, 2003
R. Philip Bixby                 of the Board
                                (Principal Executive Officer)

/s/Tracy W. Knapp               Director                             April 28, 2003
Tracy W. Knapp                  (Principal Financial Officer and
                                Principal Accounting Officer)

/s/ J. R. Bixby                 Chairman of the Board and            April 28, 2003
J.R. Bixby                      Director

/s/Walter E. Bixby              Director                             April 28, 2003
Walter E. Bixby

/s/Daryl D. Jensen              Director                             April 28, 2003
Daryl D. Jensen

/s/William A. Schalekamp        Director                             April 28, 2003
William A. Schalekamp

/s/Bruce W. Gordon              Director                             April 28, 2003
Bruce W. Gordon

/s/Webb R. Gilmore              Director                             April 28, 2003
Webb R. Gilmore

/s/Warren J. Hunzicker, M.D.    Director                             April 28, 2003
Warren J. Hunzicker, M.D.

/s/Michael J. Ross              Director                             April 28, 2003
Michael J. Ross

/s/Elizabeth T. Solberg         Director                             April 28, 2003
Elizabeth T. Solberg

E. Larry Winn, Jr.              Director                             April 28, 2003
E. Larry Winn, Jr.

/s/Nancy Bixby Hudson           Director                             April 28, 2003
Nancy Bixby Hudson

William R. Blessing             Director                             April 28, 2003
William R. Blessing

/s/Cecil R. Miller              Director                             April 28, 2003
Cecil R. Miller

                              Exhibit Index List

2.          Opinion and consent of William A. Schalekamp as to the legality of the securities being registered
6.          Opinion and consent of Mark A. Milton, Senior Vice President and
            Actuary, as to actuarial matters pertaining to the securities being registered
7.(a)       Consent of KPMG LLP
7.(b)       Consent of Sutherland Asbill & Brennan LLP
8.          Undertaking

AUTOMATIC AND FACULTATIVE
REINSURANCE AGREEMENT
 (YEARLY RENEWABLE TERM)
EFFECTIVE August 1, 1997

Between

KANSAS CITY LIFE INSURANCE COMPANY (KANSAS CITY LIFE)
3520 Broadway
Kansas City, Missouri 64111-2565

And

SECURITY LIFE OF DENVER INSURANCE COMPANY (SECURITY)
Security Life Center
1290 Broadway
Denver, Colorado 80203-5699

02521805
URT97-3 (7/1/97)

AUTOMATIC AND FACULTATIVE
REINSURANCE AGREEMENT
(YEARLY RENEWABLE TERM)

This Agreement is between

KANSAS CITY LIFE INSURANCE COMPANY (KANSAS CITY LIFE), 3520 Broadway, Kansas City, Missouri 64 111-2565

and

SECURITY LIFE OF DENVER INSURANCE COMPANY (SECURITY), Security Life Center, 1290 Broadway, Denver, Colorado 80203-5699.

SECURITY agrees to reinsure certain portions of KANSAS CITY LIFE’s contract risks as described in the terms and conditions of this Agreement.

This reinsurance Agreement constitutes the entire Agreement between the parties with respect to the business being reinsured hereunder and there are no understandings between the parties other than as expressed in this Agreement.

Any change or modification to this Agreement is null and void unless made by amendment to this Agreement and signed by both parties.

In witness of the above, KANSAS CITY LIFE and SECURITY have by their respective officers executed and delivered this Agreement in duplicate on the dates indicated below, with an effective date of August 1, 1997.

KANSAS CITY LIFE
INSURANCE COMPANY

By

Title:

Title:

Date: December 30, 1997

SECURITY LIFE OF DENVER
INSURANCE COMPANY

By

Title:

Date: December 12, 1997

AUTOMATIC AND FACULTATIVE REINSURANCE AGREEMENT
Table of Contents

1.       PARTIES TO AGREEMENT                                                   1

2.       REINSURANCE BASIS                                                      1

3.       AUTOMATIC REINSURANCE TERMS                                            1

         a.       CONVENTIONAL UNDERWRITING                                     1

         b.       RETENTION                                                     1

         c.       AUTOMATIC ACCEPTANCE LIMITS                                   2

         d.       AUTOMATIC IN FORCE AND APPLIED FOR LIMIT                      2

         e.       RESIDENCE                                                     2

         f.       MINIMUM CESSION                                               2

         g.       FACULTATIVE QUOTES                                            2

4.       AUTOMATIC REINSURANCE NOTICE PROCEDURE                                 2

5.       FACULTATIVE REINSURANCE                                                2

6.       COMMENCEMENT OF REINSURANCE COVERAGE                                   3

         a.       AUTOMATIC REINSURANCE                                         3

         b.       FACULTATIVE REINSURANCE                                       3

         c.       PRE-ISSUE COVERAGE                                            3

7. BASIS OF REINSURANCE AMOUNT AND REINSURANCE PREMIUM RATES

         a        LIFE REINSURANCE                                              3

         b        SUPPLEMENTAL BENEFITS                                         4

         c        PRELIMINARY TERM INSURANCE                                    4

         d        TERM INSURANCE RENEWALS                                       4

         e        TABLE RATED SUBSTANDARD PREMIUMS                              4

         f        FLAT EXTRA PREMIUMS                                           4

         g        RATES NOT GUARANTEED                                          4

8.       CASH VALUES OR LOANS                                                   4

9.       PAYMENT OF REINSURANCE PREMIUMS                                        4

         a.       PREMIUM DUE                                                   4

         b.       FAILURE TO PAY PREMIUMS                                       4

         c.       PREMIUM ADJUSTMENT                                            5

10.      PREMIUM TAX REIMBURSEMENT                                              5

11.      DAC TAX AGREEMENT                                                      5

12.      REPORTS                                                                6

13.      RESERVES FOR REINSURANCE                                               6

14.      CLAIMS                                                                 6

         a.       NOTICE                                                        6

         b.       PROOFS                                                        6

         c.       AMOUNT AND PAYMENT OF BENEFITS                                6

         d.       CONTESTED CLAIMS                                              6

         e.       CLAIM EXPENSES                                                7

         f.       EXTRACONTRACTUAL DAMAGES                                      7

15.      MISREPRESENTATION, SUICIDE. AND MISSTATEMENT                           7

16.      POLICY CHANGES                                                         8

         a.       NOTICE                                                        8

         b.       INCREASES                                                     8

         c.       REDUCTION OR TERMINATION                                      8

         d.       OTHER POLICY CHANGES. CONVERSIONS. EXCHANGES. ETC             8

         e.       EXTENDED TERM AND REDUCED PAID-UP INSURANCE                   8

17.      REINSTATEMENTS                                                         8

         a.       AUTOMATIC REINSTATEMENT                                       8

         b.       FACULTATIVE REINSTATEMENT                                     9

         c.       PREMIUM ADJUSTMENT                                            9

         d.       NONFORFEITURE REINSURANCE TERMINATION                         9

18.      INCREASE IN RETENTION                                                  9

         a.       NEW BUSINESS                                                  9

         b.       RECAPTURE                                                     9

19.      ERRORS AND OMISSIONS                                                   10

20.      INSOLVENCY                                                             10

21.      ARBITRATION                                                            10

         a.       GENERAL                                                       10

         b.       NOTICE                                                        10

         c.       PROCEDURE                                                     11

         d.       COSTS                                                         11

22.      GOOD FAITH; FINANCIAL SOLVENCY                                         11

23.      TERM OF THIS AGREEMENT                                                 11

24.      MEDICAL INFORMATION BUREAU                                             12

Listing of Schedules:

SCHEDULE A

1. Plans Reinsured
2. Automatic Portion Reinsured

3. Automatic Retention Limits

4. Automatic Acceptance Limits

5. Automatic In Force and Applied for Limits

6. Premium Due

7. Recapture Period

8. Net Amount at Risk

9. Additional Underwriting Requirements

SCHEDULE B - AUTOMATIC REINSURANCE PREMIUMS

1. Life Insurance

2. Age Basis

3. Other Policy Changes, Conversions, Exchanges, Etc.

4. Facultative Rate Limit

SCHEDULE C - REPORTING INFORMATION

Information on Risks Reinsured

Policy Exhibit Summary

Reserve Credit Summary

Accounting Summary

SCHEDULE D - FACULTATIVE FORMS

Application for Reinsurance

Notification of Reinsurance

AUTOMATIC AND FACULTATIVE REINSURANCE AGREEMENT

  PARTIES TO AGREEMENT This Agreement is solely between SECURITY and KANSAS CITY LIFE. There is no third party beneficiary to this Agreement. Reinsurance under this Agreement will not create any right nor legal relationship between SECURITY and any other person, for example, any insured, policyowner, agent, beneficiary, or assignee. KANSAS CITY LIFE agrees that it will not make SECURITY a party to any litigation between any such third party and KANSAS CITY LIFE. KANSAS CITY LIFE shall not use SECURITY's name with regard to KANSAS CITY LIFE's agreements or transactions with these third parties unless SECURITY gives prior written approval for the use of its name.
  REINSURANCE BASIS This Agreement, including the attached Schedules, states the terms and conditions of automatic and facultative reinsurance which shall be on a Yearly Renewable Term basis. This Agreement is applicable only to reinsurance of policies directly written by KANSAS CITY LIFE. Any policies acquired through merger of another company, reinsurance, or purchase of another company's policies are not included under the terms of this Agreement.
  AUTOMATIC REINSURANCE TERMS SECURITY agrees to automatically accept contractual risks on the life insurance plans and supplemental benefits shown in Schedule A, subject to the following requirements:
    CONVENTIONAL UNDERWRITING Automatic reinsurance applies only to insurance applications underwritten by KANSAS CITY LIFE with conventional underwriting and issue practices which are consistently applied. Conventional underwriting and issue practices are those customarily used and generally accepted by life insurance companies. Some examples of non-customary underwriting practices which are not accepted for automatic reinsurance under this Agreement are guaranteed issue, any form of simplified underwriting, short-form applications, any form of non-customary nonmedical underwriting limits, or internal or external policy exchanges that do not require conventional underwriting. An example of an unacceptable issue practice is the issuance of a policy with contestability and suicide clauses with time limitations that are shorter than the maximum allowed by state law.
    KANSAS CITY LIFE must comply with additional underwriting requirements at leastas restrictive as those set forth in Schedule A. These requirements may be changed by SECURITY. SECURITY will provide 120 days advance written notice to KANSAS CITY LIFE before the effective date of such change.
    RETENTION KANSAS CITY LIFE will retain, and not otherwise reinsure, an amount of insurance on each life equal to its retention shown in Schedule A. If KANSAS CITY LIFE's scheduled retention is zero, automatic reinsurance is not available.
    AUTOMATIC ACCEPTANCE LIMITS On any one life, the amount automatically reinsured under all agreements with all reinsurers shall not exceed the Automatic Acceptance Limits shown in Schedule A.
    AUTOMATIC IN FORCE AND APPLIED FOR LIMIT On any one life, the total life insurance in force and applied for with all companies of which KANSAS CITY LIFE is aware, cannot exceed the In Force and Applied For Limits as shown in Schedule A.
    RESIDENCE Each insured must be a resident of the United States or Canada at the time of issue.
    MINIMUM CESSION The minimum amount of reinsurance per cession that SECURITY will accept is $10,000 and reinsurance will be terminated when the amount reinsured is less than $10,000.
    FACULTATIVE QUOTES The risk shall not have been submitted on a facultative basis to SECURITY or any other reinsurer.
  AUTOMATIC REINSURANCE NOTICE PROCEDURE After the policy has been paid for and delivered, KANSAS CITY LIFE shall submit all relevant individual policy information, as defined in Schedule C, in its next statement to SECURITY.
  FACULTATIVE REINSURANCE KANSAS CITY LIFE may apply for facultative reinsurance with SECURITY on a risk if the automatic reinsurance terms are not met, or if the terms are met and it prefers to apply for facultative reinsurance. If KANSAS CITY LIFE wishes to obtain a facultative quote from other reinsurers on a case eligible for automatic reinsurance, the case shall also be submitted to SECURITY for a facultative offer. The following items must be submitted to obtain a facultative quote:
    A form substantially similar to SECURITY's "Application for Reinsurance" form shown in Schedule D.
    Copies of the original insurance application, medical examiner's reports, financial information, and all other papers and information obtained by KANSAS CITY LIFE regarding the insurability of the risk.
  After receipt of KANSAS CITY LIFE's application, SECURITY will promptly examine the materials and notify KANSAS CITY LIFE either of the terms and conditions of SECURITY's offer for facultative reinsurance or that no offer will be made. SECURITY's offer expires 120 days after the offer is made, unless the written offer specifically states otherwise. If KANSAS CITY LIFE accepts SECURITY's offer, then KANSAS CITY LIFE shall note its acceptance in its underwriting file and mail, as soon as possible, a formal reinsurance cession to SECURITY using a form substantially similar to the "Notification of Reinsurance" form shown in Schedule D. If KANSAS CITY LIFE does not accept SECURITY's offer, then KANSAS CITY LIFE shall notify SECURITY in writing, as soon as possible. Automatic reinsurance rates can be used for facultative business up to the limits shown in Schedule B.
  COMMENCEMENT OF REINSURANCE COVERAGE Commencement of SECURITY's reinsurance coverage on any policy or pre-issue risk under this Agreement is described below:
    AUTOMATIC REINSURANCE SECURITY's reinsurance coverage for any policy that is ceded automatically under this Agreement shall begin and end simultaneously with KANSAS CITY LIFE's contractual liability for the policy reinsured.
    FACULTATIVE REINSURANCE SECURITY's reinsurance coverage for any policy that is ceded facultatively under this Agreement shall begin when KANSAS CITY LIFE accepts SECURITY's offer. If KANSAS CITY LIFE has submitted the application for reinsurance to other reinsurers, SECURITY's offer shall be considered revoked when a better offer, as determined by table rating, is made by another reinsurer, unless KANSAS CITY LIFE has accepted SECURITY's offer.
    PRE-ISSUE COVERAGE SECURITY will not be liable for benefits paid under KANSAS CITY LIFE's conditional receipt or temporary insurance agreement unless all the conditions for automatic reinsurance coverage under Section 3 of this Agreement are met. SECURITY's liability under KANSAS CITY LIFE's conditional receipt or temporary insurance agreement is limited to the lesser of i. or ii. below:
      The Automatic Acceptance Limits with SECURITY as shown in Schedule A.
      The amount for which KANSAS CITY LIFE is liable less its retention shown in Schedule A, less any amount of reinsurance with other reinsurers.
    The pre-issue liability applies only once on any given life no matter how many receipts were issued or initial premiums were accepted by KANSAS CITY LIFE. After a policy has been issued, no reinsurance benefits are payable under this pre-issue coverage provision.
  BASIS OF REINSURANCE AMOUNT AND REINSURANCE PREMIUM RATES
    LIFE REINSURANCE The amount reinsured on a policy is the policy's net amount at risk less KANSAS CITY LIFE's retention available on the policy less any amount of reinsurance with other reinsurers. The retention on each life, or both lives for joint policies, is shown in Schedule A. The net amount at risk is shown in Schedule A. The reinsurance premiums per $1000 are shown in Schedule B.
    SUPPLEMENTAL BENEFITS Supplemental benefits are not reinsured under this Agreement.
    PRELIMINARY TERM INSURANCE Premiums for reinsurance of preliminary term insurance are at the second year rate for the insured's attained age, as shown in Schedule B, for the fraction of a year covered.
    TERM INSURANCE RENEWALS Reinsurance premium rates for term renewals are calculated using the original issue age, duration since issuance of the original policy, and the original underwriting classification.
    TABLE RATED SUBSTANDARD PREMIUMS If KANSAS CITY LIFE's policy is issued with a table rated substandard premium, the reinsurance premiums shown in Schedule B will apply.
    FLAT EXTRA PREMIUMS If KANSAS CITY LIFE's policy is issued with a flat extra premium, the reinsurance premiums shown in Schedule B will apply.
    RATES NOT GUARANTEED The reinsurance premium rates are not guaranteed. SECURITY reserves the right to change the rates at any time. If SECURITY changes the rates, it will give KANSAS CITY LIFE 90 days prior written notice of the change. Any change applies only to reinsurance premiums due after the expiration of the notice period.
  CASH VALUES OR LOANS This Agreement does not provide reinsurance for cash surrender values. In addition, SECURITY will not participate in policy loans or other forms of indebtedness on reinsured business.
  PAYMENT OF REINSURANCE PREMIUMS
    PREMIUM DUE Reinsurance premiums for each reinsurance cession are due as shown in Schedule A. On any payment date, monies payable between SECURITY and KANSAS CITY LIFE may be netted to determine the payment due.
    FAILURE TO PAY PREMIUMS If reinsurance premiums are 60 days past due, for reasons other than those due to error or omission as defined below in Section 19, the premiums will be considered in default and SECURITY may terminate the reinsurance upon 30 days prior written notice. SECURITY will have no further liability as of the termination date. KANSAS CITY LIFE will be liable for the prorated reinsurance premiums to the termination date. KANSAS CITY LIFE agrees that it will not force termination under the provisions of this paragraph solely to avoid the recapture requirements or to transfer the block of business reinsured to another reinsurer.
    PREMIUM ADJUSTMENT If KANSAS CITY LIFE overpays a reinsurance premium and SECURITY accepts the overpayment, SECURITY's acceptance will not constitute nor create a reinsurance liability nor result in any additional reinsurance. Instead, SECURITY will be liable to KANSAS CITY LIFE for a credit in the amount of the overpayment. If a reinsured policy terminates, SECURITY will refund the reinsurance premium. This refund will be on a prorated basis without interest from the date of termination of the policy to the date to which a reinsurance premium has been paid.
  PREMIUM TAX REIMBURSEMENT Premium taxes shall not be reimbursed.
  DAC TAX AGREEMENT
  KANSAS CITY LIFE and SECURITY, herein collectively called the "Parties", or singularly the "Party", hereby enter into an election under Treasury Regulations Section 1.848-2(g) (8) whereby:
    For each taxable year under this Agreement, the party with the net positive consideration, as defined in the regulations promulgated under Treasury Code Section 848, will capitalize specified policy acquisition expenses with respect to this Agreement without regard to general deductions limitation of Section 848 (c) (1);
    KANSAS CITY LIFE and SECURITY agree to exchange information pertaining to the net consideration under this Agreement each year to insure consistency or as otherwise required by the Internal Revenue Service;
    KANSAS CITY LIFE will submit to SECURITY by May 1 of each year its calculation of the net consideration for the preceding calendar year. This schedule of calculations will be accompanied by a statement signed by an officer of KANSAS CITY LIFE stating that KANSAS CITY LIFE will report such net consideration in its tax return for the preceding calendar year;
    SECURITY may contest such calculation by providing an alternative calculation to KANSAS CITY LIFE in writing within 30 days of SECURITY's receipt of KANSASCITY LIFE's calculation. If SECURITY does not so notify KANSAS CITY LIFE, SECURITY will report the net consideration as determined by KANSAS CITY LIFE in SECURITY's tax return for the previous calendar year;
    If SECURITY contests KANSAS CITY LIFE's calculation of the net consideration, the parties will act in good faith to reach an agreement as to the correct amount within 30 days of the date SECURITY submits its alternative calculation. If KANSAS CITY LIFE and SECURITY reach agreement on the net amount of consideration, each party shall report such amount in their respective tax returns for the previous calendar year.
    Both Parties represent and warrant that they are subject to U.S. taxation under either Subchapter L of Chapter 1, or Subpart F of Subchapter N of Chapter 1 of the Internal Revenue Code of 1986, as amended.
  REPORTS The reporting period shall be monthly. The administrating party shall be KANSAS CITY LIFE. For each reporting period, the administrating party will submit a statement to the other party with information that is substantially similar to the information displayed in Schedule C. The statement will include information on the risks reinsured with SECURITY, premiums owed, policy exhibit activity, and an accounting summary. Within fifteen days after the end of each calendar quarter, the administrating party will submit a reserve credit summary similar to that shown in Schedule C.
  RESERVES FOR REINSURANCE The statutory reserve basis for the reinsurance will be shown on the reserve credit summary provided each quarter.
  CLAIMS
    NOTICE KANSAS CITY LIFE will notify SECURITY, as soon as reasonably possible, after it receives a claim request.
    PROOFS KANSAS CITY LIFE will promptly provide SECURITY with proper claim proofs, all relevant information respecting the claim, and an itemized statement of the benefits paid by KANSAS CITY LIFE.
    AMOUNT AND PAYMENT OF BENEFITS As soon as SECURITY receives proper claim notice and proof of the claim, SECURITY will promptly pay the reinsurance benefits due KANSAS CITY LIFE. KANSAS CITY LIFE's contractual liability for claims is binding on SECURITY. The maximum benefit payable to KANSAS CITY LIFE under each reinsured policy is the amount specifically reinsured with SECURITY. The total reinsurance in all companies on a policy shall not exceed KANSAS CITY LIFE's total contractual liability on the policy, less its retention used on the policy. The excess, if any, of the total reinsurance in all companies plus KANSAS CITY LIFE's retention used on the policy over its contractual liability under the reinsured policy will first be applied to reduce all reinsurance on the policy. This reduction in reinsurance will be shared among all the reinsurers in proportion to their respective amounts of reinsurance prior to the reduction.
    CONTESTED CLAIMS KANSAS CITY LIFE will notify SECURITY of its intention to contest, compromise, or litigate a claim involving a reinsured policy. If KANSAS CITY LIFE's contest, compromise, or litigation results in a reduction in its liability, SECURITY will share in the reduction in the proportion that SECURITY's net liability bears to the sum of the net liability of all reinsurers on the insured's date of death. If SECURITY should decline to participate in the contest, compromise or litigation, SECURITY will then release all of its liability by paying KANSAS CITY LIFE its full share of reinsurance and not sharing in any subsequent reduction in liability.
    CLAIM EXPENSES SECURITY will pay its share of reasonable investigation and legal expenses connected with the litigation or settlement of contractual liability claims unless SECURITY has released its liability, in which case SECURITY will not participate in any expenses after the date of release. However, claim expenses do not include routine claim and administration expenses, including KANSAS CITY LIFE's home office expenses. Also, expenses incurred in connection with a dispute or contest arising out of conflicting claims of entitlement to policy proceeds or benefits that KANSAS CITY LIFE admits are payable are not a claim expense under this Agreement.
    EXTRACONTRACTUAL DAMAGES In no event will SECURITY participate in punitive or compensatory damages which are awarded against KANSAS CITY LIFE as a result of an act, omission or course of conduct committed by KANSAS CITY LIFE in connection with the insurance under this Agreement. SECURITY will, however, pay its share of statutory penalties awarded against KANSAS CITY LIFE in connection with the insurance reinsured under this Agreement. The parties recognize that circumstances may arise in which equity would require SECURITY, to the extent permitted by law, to share proportionately in certain assessed damages. Such circumstances are difficult to define in advance, but generally would be those situations in which SECURITY was an active party and directed, consented to, or ratified the act, omission, or course of conduct of KANSAS CITY LIFE which ultimately resulted in the assessment of punitive and/or compensatory damages. In such situations, KANSAS CITY LIFE and SECURITY would share such damages assessed in equitable proportions.
    Routine expenses incurred in the normal settlement of uncontested claims and the salary of an officer or employee of KANSAS CITY LIFE are excluded from this provision. For purposes of this provision, the following definitions will apply:
    "Punitive Damages" are those damages awarded as penalties, the amounts of which are not governed nor fixed by statute;
    "Statutory Penalties" are those amounts awarded as penalties, and are fixed in amount by statute;
    "Compensatory Damages" are those amounts awarded to compensate for actual damages sustained, and are not awarded as penalties, nor fixed in amount by statute.
  MISREPRESENTATION, SUICIDE. AND MISSTATEMENT If either a misrepresentation on an application or a death of an insured by suicide results in the return of policy premiums by KANSAS CITY LIFE under the policy rather than payment of policy benefits, SECURITY will refund all of the reinsurance premiums paid for that policy to KANSAS CITY LIFE. This refund will be in lieu of all other benefits under this Agreement. If there is an adjustment for a misrepresentation or misstatement of age or sex, a corresponding adjustment to the reinsurance benefit will be made.
  POLICY CHANGES
    NOTICE If a reinsured policy is changed, a corresponding change will be made in the reinsurance for that policy. KANSAS CITY LIFE will notify SECURITY of the change in KANSAS CITY LIFE next accounting statement.
    INCREASES If life insurance on a reinsured policy is increased and the increase is subject to new underwriting evidence, then the increase of life insurance on the reinsured policy will be handled the same as the issuance of a new policy. If the increase is not subject to new underwriting evidence, then the increase shall be automatically accepted by SECURITY, but it is not to exceed the Automatic Acceptance Limits shown in Schedule A. Reinsurance rates will be based on the original issue age, duration since issuance of the original policy and the original underwriting classification.
    REDUCTION OR TERMINATION If life insurance on a reinsured policy is reduced, then reinsurance will be reduced by the amount of the reduction on the date of such change. If more than one reinsurer participates in the reinsurance, the reinsurance with each reinsurer will be reduced proportionately. if life insurance on a reinsured policy is terminated, then reinsurance will cease on the date of such termination.
    OTHER POLICY CHANGES. CONVERSIONS. EXCHANGES. ETC Exchanges, term conversions or other changes in the insurance reinsured with SECURITY, where not fully underwritten as a new issue, will continue to be ceded to SECURITY. Reinsurance rates for these policies will be the YRT conversion rates shown in Schedule B or may be mutually agreed upon. Rates will be based on the original issue age and duration since issuance of the original policy. When these changes are fully underwritten, the policy will be handled the same as issuance of a new policy.
    EXTENDED TERM AND REDUCED PAID-UP INSURANCE When a reinsured policy changes to extended term or reduced paid-up insurance, KANSAS CITY LIFE will notify SECURITY of the new amount of reinsurance. Reinsurance rates will remain the same as the rates used for the original policy and will be based on the original issue age, duration since issuance of the original policy and the original underwriting classification.
  REINSTATEMENTS
    AUTOMATIC REINSTATEMENT If KANSAS CITY LIFE reinstates a policy that was originally ceded to SECURITY as automatic reinsurance using conventional underwriting practices, SECURITY's reinsurance for that policy shall be reinstated.
    FACULTATIVE REINSTATEMENT If KANSAS CITY LIFE has been requested to reinstate a policy that was originally ceded to SECURITY as facultative reinsurance, SECURITY's reinsurance for the policy shall be reinstated as long as the policy is reinstated in accordance with the terms and rules of KANSAS CITY LIFE.
    PREMIUM ADJUSTMENT Reinsurance premiums for the interval during which the policy was lapsed will be paid to SECURITY on the same basis as KANSAS CITY LIFE charged its policy owner for the reinstatement.
    NONFORFEITURE REINSURANCE TERMINATION If KANSAS CITY LIFE has been requested to reinstate a policy that was reinsured while on extended term or reduced paid-up then such reinsurance will terminate and either automatic or facultative reinstatement procedures shall be followed.
  INCREASE IN RETENTION
    NEW BUSINESS If KANSAS CITY LIFE increases its retention limits, then it may, at its option and with written notice to SECURITY, increase its retention shown in Schedule A for policies issued after the effective date of the retention increase.
    RECAPTURE If KANSAS CITY LIFE increases its retention limits, then it may, with 90 days written notice to SECURITY, reduce or recapture the reinsurance in force subject to the following requirements:
      A cession is not eligible for recapture until it has been reinsured for the minimum number of years shown in Schedule A. The effective date of the reduction in reinsurance shall be the later of the first policy almiversary following the expiration of the 90 day notice period to recapture and the policy anniversary date when the required minimum of years is attained.
      On all policies eligible for recapture, reinsurance will be reduced by the amount necessary to increase the total insurance retained up to the new retention limits.
      If more than one policy per life is eligible for recapture, then starting with the earliest policy issue date, the recapture will be in chronological order according to policy issue date.
      Recapture of reinsurance will not be allowed on any policy for which KANSAS CITY LIFE did not keep its maximum retention at issue. KANSAS CITY LIFE's retention limits are stated in Section 3 of Schedule A.
      If any policy eligible for recapture is also eligible for recapture from other reinsurers, the reduction in SECURITY's reinsurance on that policy shall be in proportion to the total amount of reinsurance on the life with all reinsurers.
      Recapture will not be on a basis that may result in any anti-selection against SECURITY as it, in its discretion, may determine.
  ERRORS AND OMISSIONS If either SECURITY or KANSAS CITY LIFE fails to comply with any of the terms of this Agreement and it is shown that the failure was unintentional or the result of a misunderstanding or an administrative oversight on the part of either party, this Agreement will remain in effect. If the failure to comply changes the operation or effect of this Agreement, both parties will be put back to the positions they would have occupied if the failure to comply had not occurred.
  INSOLVENCY In the event that KANSAS CITY LIFE is deemed insolvent, all reinsurance claims payable hereunder shall be payable by SECURITY directly to KANSAS CITY LIFE, its liquidator, receiver or statutory successor, without diminution because of the insolvency of KANSAS CITY LIFE. It is understood, however, that in the event of such insolvency, the liquidator or receiver or statutory successor of KANSAS CITY LIFE shall give written notice to SECURITY of the pendency of a claim against SECURITY on a risk reinsured hereunder within a reasonable time after such claim is filed in the insolvency proceeding. Such notice shall indicate the policy reinsured and whether the claim could involve a possible liability on the part of SECURITY. During the pendency of such claim, the reinsurer may investigate such claim and interpose, at their own expense, in the proceeding where such claim is to be adjudicated, any defense or defenses it may deem available to KANSAS CITY LIFE, its liquidator, receiver or statutory successor. It is further understood that the expense thus incurred by SECURITY shall be chargeable, subject to court approval, against KANSAS CITY LIFE as part of the expense of liquidation to the extent of a proportionate share of the benefit which may accrue to KANSAS CITY LIFE solely as a result of the defense undertaken by SECURITY.
  ARBITRATION
    GENERAL All disputes and differences under this Agreement that cannot be amicably agreed upon by the parties will be decided by arbitration. The arbitrators will have the authority to interpret this Agreement and, in doing so, will consider the customs and practices of the life insurance and life reinsurance industries. The arbitrators will consider this Agreement an honorable engagement rather than merely a legal obligation, and they are relieved of all judicial formalities and may abstain from following the strict rules of the law.
    NOTICE To initiate arbitration, one of the parties will notify the other, in writing, of its desire to arbitrate. The notice will state the nature of the dispute and the desired remedies. The party to which the notice is sent will respond to the notification in writing within 10 days of receipt of the notice. At that time, the responding party will state any additional dispute it may have regarding the subject of arbitration.
    PROCEDURE Arbitration will be heard before a panel of three arbitrators. The arbitrators will be executive officers of life insurance or reinsurance companies; however, these companies will not be either party nor their affiliates. Each party will appoint one arbitrator. Notice of the appointment of these arbitrators will be given by each party to the other party within 30 days of the date of mailing of the notification initiating the arbitration. These two arbitrators will, as soon as possible, but no longer than 45 days after the date of the mailing of the notification initiating the arbitration, then select the third arbitrator. Should either party fail to appoint an arbitrator or should the two initial arbitrators be unable to agree on the choice of a third arbitrator, each arbitrator will nominate three candidates, two of whom the other will decline, and the decision will be made by drawing lots on the final selection. Once chosen, the three arbitrators will have the authority to decide all substantive and procedural issues by a majority vote. The arbitration hearing will be held on the date fixed by the arbitrators at a location agreed upon by the parties. The arbitrators will issue a written decision from which there will be no appeal. Either party may reduce this decision to a judgment before any court which has jurisdiction of the subject of the arbitration.
    COSTS Each party will pay the fees of its own attorneys, the arbitrator appointed by that party, and all other expenses connected with the presentation of its own case. The two parties will share equally in the cost of the third arbitrator.
  GOOD FAITH: FINANCIAL SOLVENCY KANSAS CITY LIFE agrees that all matters with respect to this Agreement require its utmost good faith. SECURITY or its representatives have the right at any reasonable time to inspect KANSAS CITY LIFE's records relating to this Agreement. Each party represents and warrants to the other party that it is solvent on a statutory basis in all states in which it does business or is licensed. Each party agrees to promptly notify the other if it is subsequently financially impaired. SECURITY has entered into this Agreement in reliance upon KANSAS CITY LIFE's representations and warranties. KANSAS CITY LIFE affirms that it has and will continue to disclose all matters material to this Agreement and each cession. Examples of such matters are a change in underwriting or issue practices or philosophy, a change in underwriting management personnel, or a change in KANSAS CITY LIFE's ownership or control.
  TERM OF THIS AGREEMENT KANSAS CITY LIFE will maintain and continue the reinsurance provided in this Agreement as long as the policy to which it relates is in force or has not been fully recaptured. This Agreement may be terminated, without cause, for the acceptance of new reinsurance after 90 days written notice of termination by either party to the other. SECURITY will continue to accept reinsurance during this 90 day period. SECURITY's acceptance will be subject to both the terms of this Agreement and KANSAS CITY LIFE's payment of applicable reinsurance premiums. In addition, this Agreement may be terminated immediately for the acceptance of new reinsurance by either party if one of the parties materially breaches this Agreement, or becomes insolvent or financially impaired.
  MEDICAL INFORMATION BUREAU SECURITY is required to strictly adhere to the Medical Information Bureau Rules, and KANSAS CITY LIFE agrees to abide by these Rules, as amended from time to time. KANSAS CITY LIFE will not submit a preliminary notice, application for reinsurance, or reinsurance cession to SECURITY unless KANSAS CITY LIFE has an authentic, signed preliminary or regular application for insurance in its home office and the current required Medical Information Bureau authorization.

SCHEDULE A

1. PLANS REINSURED:

The policy forms automatically and facultatively reinsured are:

------------------------------------------------------- -----------------------------------------------------
Plan                                                    Form Number
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Survivorship VUL Plan                                   J150
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Estate Protector 4-Year Term Rider                      R176
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Split Option Rider                                      R178
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Joint First-to-Die Term Rider                           R179
------------------------------------------------------- -----------------------------------------------------

2. AUTOMATIC PORTION REINSURED:

SECURITY will automatically reinsure 50% of the total amount ceded, for each risk, on a first dollar quota share basis. CEDING COMPANY will cede 90% of each risk up to their retention.

3. AUTOMATIC RETENTION LIMITS:

For joint plans, determine the retention amount for each life and use the larger of the two amounts.

         --------------------------- ----------------------------------- -----------------------------------
         Issue Age                   Standard - Table F                  Tables G - P
                                     Flat Extras up to $15/$l000         Flat Extras over $15/$1000
         --------------------------- ----------------------------------- -----------------------------------
         --------------------------- ----------------------------------- -----------------------------------
         0-65                        $350,000                            $200,000
         --------------------------- ----------------------------------- -----------------------------------
         --------------------------- ----------------------------------- -----------------------------------
         66-80                       $250,000                            $100,000
         --------------------------- ----------------------------------- -----------------------------------
         --------------------------- ----------------------------------- -----------------------------------
         81+                         $100,000                            $50,000
         --------------------------- ----------------------------------- -----------------------------------
In addition to the above retention limits, a corridor of $10,000 will be retained in order to avoid administering small cessions.

SCHEDULE A, CONTINUED

4. AUTOMATIC ACCEPTANCE LIMITS:

On each life, the amount automatically reinsured under all agreements with all reinsurers shall not exceed the following:

         --------------------------- ----------------------------------- -----------------------------------
                 Issue Age                   Standard - Table H                     Tables I - P
         --------------------------- ----------------------------------- -----------------------------------
         --------------------------- ----------------------------------- -----------------------------------
                    0-75             10.0 times KANSAS CITY LIFE's       10.0 times KANSAS CITY LIFE's
                                     retention limits, as shown in       retention limits, as shown in
                                     section 3 of this Schedule A,       section 3 of this Schedule A,
                                     subject to a $3,500,000 maximum     subject to a $2,000,000 maximum
         --------------------------- ----------------------------------- -----------------------------------
         --------------------------- ----------------------------------- -----------------------------------
                   76-80             10.0 times KANSAS CITY LIFE's       Automatic reinsurance is not
                                     retention limits, as shown in       available
                                     section 3 of this Schedule A,
                                     subject to a $2,500,000 maximum
         --------------------------- ----------------------------------- -----------------------------------
         --------------------------- ----------------------------------- -----------------------------------
                   81-85             10.0 times KANSAS CITY LIFE's       Automatic reinsurance is not
                                     retention limits, as shown in       available
                                     section 3 of this Schedule A,
                                     subject to a $1,000,000 maximum*
         --------------------------- ----------------------------------- -----------------------------------
         --------------------------- ----------------------------------- -----------------------------------
                    86+              Automatic reinsurance is not        Automatic reinsurance is not
                                     available                           available
         --------------------------- ----------------------------------- -----------------------------------

        * Standard only
The total mortality rating on the insurable life (lives) shall not be higher than 500% for permanent plans, and 300% for term plans and term riders, or the equivalent on a flat extra premium basis.

Note: For policies where one life is uninsurable, automatic reinsurance is available only if the insurable life is rated Table H or less.

The Joint First-to-Die Term rider is only available on policies where both lives are insurable.

5. AUTOMATIC IN FORCE AND APPLIED FOR LIMIT:

$25,000,000

SCHEDULE A, CONTINUED

6. PREMIUM DUE:

Reinsurance premiums are due annually in advance. These premiums are due on the issue date and each subsequent policy anniversary.

7. RECAPTURE PERIOD:

The minimum number of years for a cession to be reinsured before it is eligible for recapture is 20 years.

8. NET AMOUNT AT RISK:

The net amount at risk for permanent policies is the policy face amount less the policy account value.

9. ADDITIONAL UNDERWRITING REQUIREMENTS:

The following requirements apply to business reinsured under this Agreement. These requirements are in addition to the conventional underwriting and issue practices described in Section 3 .a. of this Agreement.

BLOOD PROFILE LIMITS:

Where permitted by law, a blood profile including an AIDS test is required according to the age and amount conditions described below. The AIDS test is to be an HIV or, when the HIV is not permitted, a T-Cell ratio.
         --------------------------------------------- -----------------------------------------------------
                          Issue Age                                     Applied For Amount
         --------------------------------------------- -----------------------------------------------------
         --------------------------------------------- -----------------------------------------------------
                             0-14                                            $200,000
         --------------------------------------------- -----------------------------------------------------
         --------------------------------------------- -----------------------------------------------------
                             15+                                             $100,000
         --------------------------------------------- -----------------------------------------------------

SCHEDULE B
AUTOMATIC REINSURANCE PREMIUMS - YEARLY RENEWABLE TERM BASIS

1. LIFE INSURANCE:

  Standard Reinsurance Premiums:
There shall be a minimum reinsurance premium of $. 15 per $1000 reinsured in renewal years.
Standard annual reinsurance premiums per $1000 reinsured for the Survivorship VUL plan shall be determined by applying the Frasierization calculation, labeled Exhibit 1 attached to this Schedule B, to the COT rates, attached to this Schedule B, and multiplying the result by the following percentages:
              ----------------------------------------------- ----------------------------------------------
                                   Year                                        Percentage
              ----------------------------------------------- ----------------------------------------------
              ----------------------------------------------- ----------------------------------------------
                                    1                                              0%
              ----------------------------------------------- ----------------------------------------------
              ----------------------------------------------- ----------------------------------------------
                                    2+                                             76%
              ----------------------------------------------- ----------------------------------------------
Standard annual reinsurance premiums per $1000 reinsured for the Estate Protector 4-Year Term rider shall be the following percentages of the COT rates, attached to this Schedule B, applied to the Frasierization calculation labeled Exhibit A attached to this Schedule B:

              ----------------------------------------------- ----------------------------------------------
                                   Year                                        Percentage
              ----------------------------------------------- ----------------------------------------------
              ----------------------------------------------- ----------------------------------------------
                                   1-4                                             76%
              ----------------------------------------------- ----------------------------------------------
Standard annual reinsurance premiums per $1000 reinsured for the Split Option rider shall be 3% of the reinsurance premiums for the base policy.

Standard annual reinsurance premiums per $1000 reinsured for after exercise of the Split Option rider shall be the Security Life Reinsurance Rates for After Exercise of Policy Split Option attached to this Schedule B. The rates shall be based on the original issue age, duration since issuance of the original policy and the original underwriting classification. The policy split shall be on a 50/50 basis and each life must be rated Table F or less.

SCHEDULE B, CONTINUED

Standard annual reinsurance premiums per $1000 reinsured for the Joint First-to-Die Term rider shall be determined as follows:

  1. Multiply the Monthly COT rates, attached to this Schedule B, by twelve to get annual rates.
  2. Add the two groups of COT rates together based upon the underwriting classes of each insured (e.g. Male Preferred Smoker COTs + Female Standard Non-smoker COTs).
  3. Apply the following percentages to the rates in 2).
              ----------------------------------------------- ----------------------------------------------
                                   Year                                        Percentage
              ----------------------------------------------- ----------------------------------------------
              ----------------------------------------------- ----------------------------------------------
                                    1                                              0%
              ----------------------------------------------- ----------------------------------------------
              ----------------------------------------------- ----------------------------------------------
                                    2+                                             55%
              ----------------------------------------------- ----------------------------------------------
For policies where one life is uninsurable, reinsurance premiums shall be calculated for the insurable life only. Standard annual reinsurance premiums per $1000 reinsured shall be the following percentages of the COT rates attached to this Schedule B:

              ----------------------------------------------- ----------------------------------------------
                                   Year                                        Percentage
              ----------------------------------------------- ----------------------------------------------
              ----------------------------------------------- ----------------------------------------------
                                   1-4                                             0%
              ----------------------------------------------- ----------------------------------------------
              ----------------------------------------------- ----------------------------------------------
                                    2+                                             76%
              ----------------------------------------------- ----------------------------------------------
  Table Rated Substandard Reinsurance Premiums:
Table rated substandard reinsurance premiums for the Survivorship VUL plan, the Estate Protector 4-Year Term rider and the Split Option rider are included by multiplying the standard reinsurance premiums by the appropriate multiple (22.5% per table) before Frasierizing.

Table rated substandard reinsurance premiums for after exercise of the Split Option rider, the Joint First-to-Die Term rider and the insurable life, where the other life is uninsurable, shall be the appropriate multiple of the standard reinsurance premiums (22.5% per table).

SCHEDULE B, CONTINUED

  c. Flat Extra Reinsurance Premiums:
Flat extra reinsurance premiums for the Survivorship VUL plan, the Estate Protector 4- Year Term rider and the Split Option rider are included by multiplying the standard reinsurance premiums by the appropriate multiple (22.5% per table) before Frasierizing.

For after exercise of the Split Option rider, the Joint First-to-Die Term rider and the insurable life, where the other life is uninsurable, the flat extra premium shall be the following percentages of such premiums charged the insured:

         ---------------------------------------------------------------------------------------------------
                           Permanent flat extra premiums (for more than 5 years duration)
         ---------------------------------------------------------------------------------------------------
         -------------------------------------------------- ------------------------------------------------
                            First Year                                            25%
         -------------------------------------------------- ------------------------------------------------
         -------------------------------------------------- ------------------------------------------------
                           Renewal Years                                          90%
         -------------------------------------------------- ------------------------------------------------

         ---------------------------------------------------------------------------------------------------
                            Temporary flat extra premiums (for 5 years or less duration)
         ---------------------------------------------------------------------------------------------------
         -------------------------------------------------- ------------------------------------------------
                            First Year                                            25%
         -------------------------------------------------- ------------------------------------------------

2. AGE BASIS:

Age Last Birthday

3. OTHER POLICY CHANGES, CONVERSIONS, EXCHANGES, ETC.:

Annual reinsurance premiums for conversions shall be the Security Life Reinsurance Rates For After Conversion attached to this Schedule B. Reinsurance rates shall be based on the original issue age, duration since issuance of the original policy and the original underwriting classification.

4. FACULTATIVE RATE LIMIT:

The automatic reinsurance rates in this Agreement can be used for facultative reinsurance up to the limits shown below. If either limit would be exceeded, then the reinsurance rates shall be mutually agreed upon.

a. The total individual in force and applied for, for each life, in all companies does not exceed $35,000,000.

SCHEDULE B, CONTINUED

c. The total amount reinsured with SECURITY, for each life, does not exceed the following:
         ----------------------- -------------------------- ------------------------- ----------------------
         Issue Age               Std - Table D              Tables E-H                Tables I - P
         ----------------------- -------------------------- ------------------------- ----------------------
         ----------------------- -------------------------- ------------------------- ----------------------
         0-75                    $20,000,000                $15,000,000               $10,000,000
         ----------------------- -------------------------- ------------------------- ----------------------
         ----------------------- -------------------------- ------------------------- ----------------------
         76-80                   $15,000,000                $10,000,000               $5,000,000
         ----------------------- -------------------------- ------------------------- ----------------------
         ----------------------- -------------------------- ------------------------- ----------------------
         81-85                   $5,000,000                 $2,000,000                $0
         ----------------------- -------------------------- ------------------------- ----------------------
         ----------------------- -------------------------- ------------------------- ----------------------
         86%                     $0                         $0                        $0
         ----------------------- -------------------------- ------------------------- ----------------------
For joint Second-to-Die policies, the maximum amount in the table above shall be determined by the life which produces the larger amount.

For policies where one life is uninsurable, if the healthier life is rated above Table H, SECURITY can offer only its retention of $1,500,000, if available.

Amendment No. 1
Effective August 16, 1999
To
AUTOMATIC AND FACULTATIVE
REINSURANCE AGREEMENT
(YEARLY RENEWABLE TERM)
Effective August 1, 1997
(the "Agreement')
Between
KANSAS CITY LIFE INSURANCE COMPANY
("Ceding Company")
And
SECURITY LIFE OF DENVER INSURANCE COMPANY
("Reinsurer")

RECITALS

WHEREAS, Reinsurer currently reinsures Ceding Company’s “Survivorship Variable Universal Life (“SVUL”) “plans and riders under the Agreement; and WHEREAS Ceding Company and Reinsurer wish to add Ceding Company’s “Survivorship Universal Life (“SUL”) “plans to the Agreement as hereinafter reflected.

AGREEMENT

NOW THEREFORE, the parties hereby agree to amend, modify or alter the Agreement as follows:

  Paragraph 1 (Plans Reinsured) of Schedule A attached to the Agreement is hereby amended to add the following plan and form numbers:
    PLANS REINSURED:
    The Reinsurer also automatically and facultatively reinsures the following policy forms:
                      ------------------------------------ --------------------------------
                                 Plan                            Form Number
                                 ----                            -----------
                  ------------------------------------ --------------------------------
                  ------------------------------------ --------------------------------
                  Survivorship Universal Life ("SUL")               J153
                  ------------------------------------ --------------------------------
    Except for the additional terms, conditions and modifications stated in this
Amendment 1, all other terms of the Agreement, including any amendments thereto, remain unchanged and in full force and effect and apply herein where not directly conflicting.

In witness of the above, Ceding Company and Reinsurer have by their respective officers executed and delivered this Amendment in duplicate on the dates indicated below, with an effective date of August 16, 1999.

KANSAS CITY LIFE INSURANCE                  SECURITY LIFE OF DENVER

COMPANY                                              INSURANCE COMPANY

By:                                                           By:

Title:                                                        Title:

Date:                                                         Date:

By:                                                           By:

Title:                                                        Title:

Date:                                                         Date:

Automatic Reinsurance Agreement
(No. 3685-12)
Between Kansas City Life Insurance Company
 of Kansas City, Missouri
(Reinsured referred to as you, your)
and
 Transamerica Occidental
Life Insurance Company
 of Los Angeles, California
(Reinsurer referred to as we, us, our)
Effective August 1, 1997

                                                               Contents
                           Articles

                  I        Basis of Reinsurance 1

                  II       Liability 3

                  III      Notification of Reinsurance 3

                  IV       Plans of Reinsurance 3

                  V        Reinsurance Premiums 4

                  VI       Premium Accounting 4

                  VII      Oversights S

                  VIII     Reductions, Terminations and Changes 6

                  IX       Recapture 7

                  X        Reinstatement 7

                  XI       Expenses 7

                  XII      Claims 8

                  XIII     Inspection of Records 9

                  XIV      Insolvency 9

                  XV       Arbitration 10

                  XVI      Parties to Agreement 10

                  XVII     DAC Tax - Section 1.848-2(g)(8) Election 11

                  XVIII    Duration of Agreement 12

                           Schedules

                  A        Specifications

                  B        Benefits

                  C        Definitions

                           Exhibits

                  I        Retention Limits

                  II       Reinsurance Premiums

All Schedules and Exhibits attached will be considered part of this Agreement.

Article I
 Basis of Reinsurance

Reinsurance under this Agreement must be life insurance as stated in Schedule A. You must automatically reinsure the life insurance for the plans as stated in Schedule A and any additional benefits listed in Schedule B.

  Requirements for Automatic Reinsurance:
    The individual risk must be a citizen or a permanent resident of the United States with no foreign travel to hazardous areas of the world.
    The individual risk must be underwritten by you according to your standard underwriting practices and guidelines. Any risk falling into the category of special underwriting programs will be excluded from this Agreement.
    Any risk offered on a facultative basis by you to us or any other company will not qualify for automatic reinsurance.
    The maximum issue age on any risk will be age 85.
    The mortality rating on each individual risk must not exceed Table 16, Table P, 500% or its equivalent on a flat extra premium basis. For policies issued at ages 80-85 (based on the age of healthiest life), the maximum table rating will be table 4 or 200% of standard.
    The maximum amount of insurance issued and applied for in all companies on each risk must not exceed the jumbo limits as stated in Schedule A.

    Article I Continues . .
    On each individual life, you must retain 10% of the risk, for a plan of insurance listed in Schedule A, up to you retention limit as stated in Exhibit I. If because of previous retention on other plans, retaining 10% on this plan will exceed your retention limit, then you may retain less than 10% of the risk on this plan.
    The maximum amounts of insurance to be reinsured on a life must not exceed the automatic binding limits as stated in Schedule A.
  Requirements for Facultative Reinsurance:
    Plan of Insurance Listed in Schedule A:
      If the Requirements for Automatic Reinsurance are met but you prefer to apply for facultative reinsurance, then you must submit to us all the papers relating to the insurability of the individual risk for facultative reinsurance.
      If Requirements for Automatic Reinsurance are not met, then you must submit to us all the papers relating to the insurability of the individual risk for facultative reinsurance.
    An application for facultative reinsurance may include life insurance with or without either disability waiver of premium or accidental death or both. Only accidental death reinsurance may be submitted without an application for life reinsurance.
    Copies of all the papers relating to the insurability of the individual risk must be sent to us for facultative reinsurance. After we have examined the papers sent, we will promptly notify you of our final underwriting offer or our underwriting offer subject to additional requirements. Our final underwriting offer on the individual risk will automatically terminate when one of the following situations occurs:
      The date we receive notice from you of the withdrawal of your application, or
      120 days after we made our offer or
      The date specified in our approval to extend our offer.
  The initial minimum amount of life reinsurance on the individual policy must be the amount stated in Schedule A.
  If the subsequent amount of life reinsurance net amount at risk falls below the minimum amount stated in Schedule A on the individual policy, as of that date all of the life reinsurance on the policy must terminate.
  In no event will we be liable for reinsurance unless the issuance of the insurance, issued directly by you, constituted the doing of business in a jurisdiction in which you are properly licensed.

Article II
 Liability

  Our liability for automatic reinsurance will begin simultaneously with your liability.
  Our liability for facultative reinsurance on the individual risk will begin simultaneously with your liability once we have accepted in writing the application for facultative reinsurance and you have accepted our offer.
  Our liability for reinsurance on the individual risk will terminate when your liability terminates.
  The initial and subsequent reinsurance premiums must be received by us on a timely basis for us to maintain our liability of each individual risk.

Article III
 Notification of Reinsurance

  You will inform us of any reinsurance by submitting a monthly accounting statement as described in Article VI.

Article IV
 Plans of Reinsurance

  Life reinsurance will be on the basis as stated in Schedule B.
  When requested, you must furnish us with a copy of each policy, rider, rate book and cash value table which applies to the life insurance reinsured.
  If the life reinsurance is on a coinsurance basis, we must establish and assume liability for all statutory reserves in proportion to our liability. This is required by law in the State of California.

Article V
 Reinsurance Premiums

  Life Reinsurance Premiums.
    Life Reinsurance Premiums Paid on a Coinsurance Basis.
    You will pay us the current premium, including substandard table extra and flat extra premiums, but excluding the policy fee, which are included in Exhibit III based on the amount of life insurance reinsured, less the allowance stated in Exhibit III. In the event the current premium is changed, you will notify us immediately.
    Life Reinsurance Premiums Paid on a Yearly Renewable Term Basis.
    The life reinsurance premium on the net amount at risk will be determined from Exhibit III.
    Deficiency Reserves of the Yearly Renewable Term Premiums.
    We anticipate that the premium rates in Exhibit III will be continued indefinitely for all of the life reinsurance to which such rates will apply.
    However, because of technical questions in some states regarding deficiency reserves, if any one or more of such premium rates for any policy year or years after the first will be less than the net premium rate or rates based on the 1980 CSO Table for the applicable mortality rating with interest at the rate specified in the Standard Valuation Law, then, in that event, only the latter rate will be guaranteed by us.

Article VI

Premium Accounting

  Payment of Reinsurance Premiums.
    The reinsurance premiums will be paid to us on the basis stated in Exhibit III.
    Within twenty-five days after the close of each month, you will send us a copy of a statement listing first year and renewal reinsurance premiums less refunds and allowances (dividends and cash values, if applicable) and other data mutually agreed upon by both parties.
    If the net reinsurance premium balance is payable to us, you must include this payment

    Article VI Continues...

    with your statement. If the net reinsurance premium balance is not received by us or a statement is not prepared and sent to us within twenty-five days after the close of the month, the reinsurance premiums for all of the reinsurance risks listed on the statement will be delinquent.
    If the net reinsurance premium balance is payable to you, we must remit our payment to you within thirty days after receiving your statement.
  Termination Because of Non-Payment of Premium.
  When reinsurance premiums are delinquent, we have the right to terminate the reinsurance risks on the statement by giving you thirty days’ written notice. As of the close of this thirty- day period, all of our liability will terminate for:
    The risks described in the preceding sentence and
    The risks where the reinsurance premiums became delinquent during the thirty-day period.
  Regardless of these terminations, you will continue to be liable to us for all unpaid reinsurance premiums earned by us.
  Reinstatement of a Delinquent Statement.

  You may reinstate the terminated risks within sixty days after the effective date of termination by paying the unpaid reinsurance premiums for the risks in force prior to the termination. However, we will not be liable for any claim incurred between the date of termination and reinstatement. The effective date of reinstatement will be the day we receive the required back premiums.
  Currency.

  The reinsurance premiums and benefits payable under this Agreement will be payable in the lawful money of the United States.
  Within sixty days after the close of the calendar year, you will send us an inforce listing of all policies reinsured under this Agreement.

Article VII
 Oversights

  If there is an unintentional oversight or misunderstanding in the administration of this Agreement by either company, it can be corrected provided the correction takes place promptly after the time the oversight or misunderstanding is first discovered. Both companies will be restored to the position they would have occupied had the oversight or misunderstanding not occurred. Interest at a rate to be determined annually will be payable on any premiums or allowances due as a result of the oversight or misunderstanding.

Article VIII
 Reductions, Terminations and Changes

  If there is a contractual or non-contractual replacement or change in the insurance reinsured under this Agreement where full underwriting evidence according to your regular underwriting rules is not required, the insurance will continue to be reinsured with us under this Agreement provided it meets the initial minimum amount stated in Schedule A.
  If the insurance reinsured under this Agreement increases and
    The increase is subject to new underwriting evidence, the provisions of Article I shall apply to the increase in reinsurance.
    The increase is not subject to new underwriting evidence, we will accept automatically the increase in reinsurance but not to exceed our automatic binding limit.
  If the insurance reinsured under this Agreement is increased or reduced, the reinsurance for the individual risk involved will be increased or reduced proportionately for reinsurance on the quota share basis and by the same amount on the amount in excess of your retention on the effective date of the increase or reduction.
  If any portion of the total insurance retained by you on an individual life reduces or terminates, any reinsurance under this Agreement based on the same life will also be reduced or terminated. You will reduce your reinsurance by applying the retention limits which were in effect at the time the policy was issued. You will not be required to retain an amount in excess of your regular retention limit for the age, mortality rating and risk classification at the time of issue for any policy on which reinsurance is being reduced.
  You must first reduce the reinsurance of the insurance which has the same mortality rating as the terminated insurance. If further reduction is required, the reinsurance to be terminated or reduced will be determined by chronological order in which the reinsurance was first reinsured.
  If the insurance for a risk is shared by more than one reinsurer, our percentage of the increased or reduced reinsurance will be the same as our initial percentage of reinsurance of the individual risk.
  If insurance reinsured under this Agreement is terminated, the reinsurance for the individual risk involved will be terminated on the effective date of termination.
  On facultative reinsurance, if you wish to reduce the mortality rating, this reduction will be subject to the facultative provisions of this Agreement.

  Article VIII Continues. .

  If at the time of a contractual or non-contractual change, you elect not to continue to reinsure the risk with us, you must pay us an early recapture charge as negotiated with us.
  If the insurance is reinsured on a coinsurance basis, we must give you the same paid-up, cash or other non-forfeiture values you provide under your corresponding policy.
  We will refund to you all unearned reinsurance premiums not including policy fees, less applicable allowances, arising from reductions, terminations and changes as described in this Article.
  Changes as a result of extended term or reduced paid-up will be handled like reductions.

Article IX
 Recapture

  1. Insurance reinsured under this Agreement is not eligible for recapture.

Article X
Reinstatement

  1. If insurance lapses for nonpayment of premium and is reinstated under your terms and rules, the reinsurance will be reinstated by us. You must pay us all back reinsurance premiums in the same manner as you received insurance premiums under your policy.

Article XI
Expenses

  1. You must pay the expense of all medical examinations, inspection fees and other charges in connection with the issuance of the insurance.

Article XII
Claims

  Our liability for the insurance benefits reinsured under this Agreement will be the same as your liability for such benefits. All reinsurance claim settlements will be subject to the terms and conditions of the particular contract under which you are liable.
  When you are advised of a claim, you must promptly notify us.
  If a claim is made under insurance reinsured under this Agreement, we will abide the issue as it is settled by you. When you request payment of the reinsurance proceeds, you must deliver a copy of the proof of death and the claimant's statement to us.
  Payment of reinsurance proceeds will be made in a single sum regardless of your mode of settlement.
    You must promptly notify us of your intent to contest insurance reinsured under this Agreement or to assert defenses to a claim for such insurance. If your contest of such insurance results in the reduction of your liability, we will share in this reduction. Our percentage of the reduction will be our net amount of risk on the individual life as it relates to your total net amount at risk on the date of the death of the insured.
    If we should decline to participate in the contest or assertion of defenses, we will then release all of our liability by paying you the full amount of reinsurance and not sharing in any subsequent reduction in liability.
  If the amount of insurance provided by the policy or policies reinsured under this Agreement is increased or reduced because of a misstatement of age or sex established after the death of the insured, we will share with you in this increase or reduction. Our share of this increase or reduction will be the percentage that our net liability relates to your total net liability and that of other reinsurers, immediately prior to this increase or reduction. In the case of reinsurance on the yearly renewable term basis, our reinsurance will be calculated from the inception date of the policy on the adjusted amounts using the premiums and reserves applicable to the correct age or sex. Any adjustment in reinsurance premiums will be made without interest.
  If a claim is approved for disability waiver of premium insurance reinsured under this Agreement, you will continue to pay the reinsurance premiums to us. We will reimburse you for our share of the annual liability, less any commissions not paid to your agent.
  You must pay the routine expenses incurred in connection with settling claims. These expenses may include compensation of agents and employees and the cost of routine investigations.

  Article XII Continues. .

  We will share with you all expenses that are not routine. Expenses that are not routine are those directly incurred in connection with the contest or the possibility of a contest of insurance or the assertion of defenses. These expenses will be shared in proportion to the net sum at risk for both of us. However, if we have released our liability under Section 6. of this Article, we will not share in any expenses incurred after our date of release.
  In no event will we have any liability for any Extra-Contractual Damages which are rendered against you as a result of acts, omissions or course of conduct committed by you in connection with the insurance reinsured under this Agreement.

Article XIII
Inspection of Records

  We will have the right, at any reasonable time, to inspect your books and documents which relate to your reinsurance under this Agreement.

Article XIV
Insolvency

  If you become insolvent, all of the reinsurance due you will be paid immediately upon demand directly to your liquidator (receiver or statutory successor), without decrease.
  If you become insolvent, the liquidator will give us written notice of a pending claim against you for insurance reinsured under this Agreement within a reasonable time after the claim is filed in the insolvency proceeding. During the insolvency proceedings where the claim is to be settled, we may investigate this pending claim and mediate in your or your liquidator's name, but at our own expense, with any defense or defenses which we may believe available to you or your liquidator.
  The expenses incurred by us will be chargeable, subject to court approval, against you as part of the expense of liquidation. The benefit which you may accumulate solely as a result of the defense undertaken by us will be shared proportionately. Where two or more reinsurers are involved in the same claim and a majority in interest elect to mediate a defense or defenses to this claim, the expense will be shared as though such expense had been incurred by you.

Article XV
Arbitration

  Any controversy or claim arising out of or relating to this Agreement will be settled by arbitration.
  There must be three arbitrators who will be officers of life insurance companies other than the contracting companies or their subsidiaries or affiliates. Each of the contracting companies will appoint one of the arbitrators and these two arbitrators will select the third.

  In the event either contracting company is unable to choose an arbitrator within thirty days after the other contracting company has given written notice of its arbitrator appointment, the contracting company which has given written notice may choose two arbitrators who shall in turn choose a third arbitrator before entering arbitration. If the two arbitrators are unable to agree upon the selection of a third arbitrator within thirty days following their appointment, each arbitrator shall nominate three candidates within ten days thereafter, two of whom the other shall decline, and the decision shall be made by drawing lots.
  With regard to (2) above, arbitration must be conducted in accordance with the Commercial Arbitration Rules of the American Arbitration Association which will be in effect on the date of delivery of demand for arbitration.
  Each contracting company must pay part of the arbitration expenses as allocated by the arbitrators.
  The award made by the arbitrators will be final, and judgment may be entered upon it in any court having jurisdiction.

Article XVI
Parties to Agreement

  This is an Agreement solely between you and us. There will be no legal relationship between us and any person having an interest of any kind in any of your insurance.

Article XVII
DAC Tax
Section 1.848-2(g) (8) Election

If applicable, both of us agree to the following pursuant to Section l.8 of the Income Tax Regulations issued December 1992, under Section 848 of the Internal Revenue Code of 1986, as amended. This election will be effective for all subsequent taxable years for which this Agreement remains in effect.

  The term "party" will refer to either you or us as appropriate.
  The terms used in this Article are defined by reference to Regulation Section 1.848-2 in effect December 1992.
  The party with the net positive consideration for this Agreement for each taxable year will capitalize specified policy acquisition expenses with respect to this Agreement without regard to the general deductions limitation of Section 848(c)(1).
  Both of us agree to exchange information pertaining to the amount of net consideration under this Agreement each year to ensure consistency or as otherwise required by the Internal Revenue Service.
  You will submit a schedule to us by April 1 of each year of your calculation of the net consideration for the preceding calendar year. This schedule of calculations will be accompanied by a statement signed by one of your officers stating that you will report such net consideration in your tax return for the preceding calendar year.
  We may contest such calculation by providing an alternative calculation to you in writing within thirty days of our receipt of your calculation. If we do not so notify you, we will report the net consideration as determined by you in our tax return for the previous calendar year.
  If we contest your calculation of the net consideration, both of us will act in good faith to reach an agreement as to the correct amount within thirty days of the date we submit our alternative calculation. If both of us reach agreement on an amount of net consideration, each of us will report such amount in their respective tax returns for the previous calendar year.

Article XVIII
Duration of Agreement

  This Agreement may be terminated at any time by either company giving ninety days written notice of termination. The day the notice is deposited in the mail addressed to the Home Office or to an Officer of either company will be the first day of the ninety-day period.
  During the ninety-day period, this Agreement will continue to be in force.
  After termination, we will both be liable for all automatic reinsurance which becomes effective prior to termination of this Agreement and also for all facultative reinsurance approved by us based upon applications we received prior to termination of this Agreement.
Executed in duplicate by

Transamerica Occidental

Life Insurance Company

at Charlotte, North Carolina,

___________________        on September 25, 1997

By___________

Second Vice President

Executed in duplicate by

Kansas City Life

Insurance Company

Kansas City Life Insurance Company
(No. 3685-12)
Effective August 1, 1997
Schedule A
Specifications

o Type of Business                          Life insurance issued by you.

o Plans of Insurance                        Variable Survivorship Life

o Basis of Reinsurance                      First Dollar, 50% Quota Share, excess over retention

o Jumbo Limit                               Life     $15,000,000

o Pool Binding Limit                        Life     Ten times retention

o Minimum Amounts                           Initial - Automatic       Not applicable

                                            Initial - Facultative      $100,000

                                            Subsequent        Not applicable

o Years to Recapture                        Not eligible for recapture.

Kansas City Life Insurance Company
(No. 3685-12)
Effective August 1, 1997
Schedule B
Benefits

The following benefits are reinsured under this Agreement:

1. Life (Level)	Life reinsurance will be on the yearly renewable term basis for the net amount at risk as described below:
A. Level term plans (twenty years or less) - Our net amount at risk will be the reinsurance face amount.
B. Decreasing term plans - Our first year net amount at risk will be the reinsurance face amount. To determine the second through tenth policy years net amount at risk, subtract the tenth year commuted value amount from the first year commuted value amount. This result times the insurance face amount divided by nine will give you the annual decrease in the net amount at risk.
For any ten year period after the first ten policy years, subtract the commuted value as of the beginning of the last policy year of the period involved from the commuted value as of the beginning of the year preceding the period involved. This difference times the insurance face amount divided by ten will give you the annual decrease in the net amount at risk for the policy years involved.
If the period of years is less than ten years or if any of the periods is level for two or more years, the net amount at risk will be the commuted value for the insurance face amount less your retention for each policy year.
C. Level term plans (more than twenty years) or permanent plans - Our first year net amount at risk will be the reinsurance face amount. To determine the second through tenth policy years net amount at risk, multiply the tenth year cash value and the insurance face amount. This result divided by nine will give you the annual decrease in the net amount at risk.

Schedule B Continues...

For any ten year period after the first ten policy years, subtract the cash value as of the beginning of the last policy year of the period involved from the cash value as of the beginning of the year preceding the period involved. This difference times the insurance face amount divided by ten will give you the annual decrease in the net amount at risk for the policy years involved.
If the period of years is less than ten years or if the cash value is zero for more than two years, the net amount at risk will be the insurance face amount less the cash value for the insurance policy, less your retention for each of the policy years involved.
D. Universal life plans - Our net amount at risk will be the insurance face amount, less the account or cash value, less your retention.
E. The methods of calculating the net amount at risk described above may not be appropriate because of special options, structure of tables of amounts, rate of accumulation of cash surrender values and provisions guaranteeing an increase in the face amount under a given plan of insurance. Then the net amount at risk will be a method mutually agreeable to both parties.

Kansas City Life Insurance Company
(No. 3685-12)
Effective August 1, 1997
Schedule C
Definitions

1. Automatic	Insurance which must be ceded by the Reinsured in accordance with the terms of the Agreement and must be accepted by the Reinsurer.
2. Excess	The Reinsurer agrees to reimburse the Reinsured for all losses or a large portion of the losses over the Reinsured's retention. The Reinsurer becomes involved in a loss only after the loss has exceeded the Reinsured's retention.
3. Facultative	Insurance which the Reinsured has the option to cede and the Reinsurer has the option to accept or decline individual risks. The agreement merely reflects how individual facultative reinsurance shall be handled.
4. Initial
Minimum Amount	The smallest amount of reinsurance permitted at the Inception of the reinsurance transaction.
5. Life Premiums	Coinsurance - The Reinsured pays a proportionate part of
the premiums it receives to the Reinsurer. In return, the Reinsurer agrees to pay a proportionate part of the claim and participate in all other policy benefits explicitly stated in the agreement.
Yearly Renewable Term (YRT) - Under the YRT method, the Reinsured transfers to the Reinsurer the mortality risk on either a net amount at risk basis or on an approximation of the net amount at risk basis.
Aggregate - The rates do not differentiate between smoker and non-smoker.
Flat Extra - Flat extra ratings usually apply to applicants in hazardous occupations or avocations or with certain physical impairments of a temporary nature.
Substandard Table Extra - Substandard table extra ratings usually apply to physically impaired lives.

Schedule C Continues...

6. Policy Date	The effective date shown on the actual policy.
7. Pool	An organization of insurers or reinsurers through which particular types of risks are underwritten with premiums, losses and expenses shared in agreed amounts.
8. Quota Share	A form of reinsurance indemnifying the Reinsured against a fixed percentage of loss on each risk covered in the Agreement.
9. Reinsured (You, Your)	A company which transfers all or part of the insurance it has written to another company.
10. Reinsurer
(We, Us, Our)	A company which assumes all or part of the insurance written by another company.
11. Replacement Contractual	An option provided in the policy which allows for replacement of one policy for another without evidence of insurability.
Non-Contractual - An option not provided in the policy. However, replacement of one policy for another must be with new evidence of insurability.
12. Retention	The amount of insurance which the Reinsured keeps for its own account and does not reinsure in any way.
13. Retrocession	A form of reinsurance agreement which enables the Reinsurer to cede all or part of the reinsurance it has assumed from another Reinsurer.
14. Retrocessionaire	The reinsurance company which accepts a retrocession from another company.
15. Risk	Insurance on an individual life.
16. Subsequent
Minimum Amount	The smallest amount of reinsurance permitted after the inception of the reinsurance transaction.
17. Lead Reinsurer	Company assigned by the Reinsured.

Kansas City Life Insurance Company
(No. 3685-12)
Effective August 1, 1997
Exhibit I
Your Retention Limits

  Life:
20% on each policy reinsured but not to exceed the following per life:
                           Std. to F        G and Over
                           Ages             Ex. up to $15     Ex. Over $15
                           -----------------------------------------------

                           0-65             $350,000 $200,000

                           66-80              250,000         100,000

                           Ages 81 +         100,000          50,000
In addition to the above retention, a corridor of $10,000 will be retained in order to avoid expense of administering small cessions.

Kansas City Life Insurance Company
(No. 3685-12)
Effective August 1, 1997
Exhibit III
Instructions for the Premiums per $1,000 of Reinsurance

  Reinsurance premiums under this Agreement will be payable on the annual basis regardless of how you receive premiums from your insured.
2. Standard and Substandard
Table Extra Premiums	The reinsurance premiums are the appropriate Frasierized Single Life Cost of Insurance charges, multiplied by 76%, with a 100% first year discount and subject to a $0.15 per $1,000 minimum in renewal years.
The substandard table extra premium will be an additional 25% per table rating of the rates set forth in this Exhibit.
3. Flat Extra Premiums	The flat extra premium will be the annual flat extra premium which you charge your insured on that amount of the insurance reinsured less the following allowances:
                                    Terms of Your             First             Renewal
                                    Flat Extra Premium        Year              Years
                                    -------------------------------------------------

                                    More than 5 years85%               15%
                                    5 years or less           15%               15%
4. Exchanges	Exchanges will continue to be reinsured on a YRT basis using original issue age and smoking habits as well as duration since issue.
5. Premium Tax	We will not reimburse you for any premium taxes.

Amendment
No.1

This Amendment, effective August 1, 1997, between Kansas City Life Insurance Company, (Reinsured, referred to as you, your), and Transamerica Occidental Life Insurance Company, (Reinsurer, referred to as we, us, our), is attached and becomes a part of the Automatic Reinsurance Agreement (No. 3685-12), dated August 1, 1997.

1.

Subsection 1.G. of Article I, entitled Basis of Reinsurance, is changed to read in its entirety as follows:

G. On each individual life, you must retain 10% of the risk, for a plan of insurance listed in Schedule A, up to your retention limit as stated in Exhibit I. If because of previous retention on other plans, retaining 10% of the risk on this plan will exceed your retention limit, then you may retain less than 10% of the risk on this plan.

2.

Exhibit I is replaced by the attached Exhibit I.

This Amendment does not alter, amend or modify the Reinsurance Agreement other than as set forth in this Amendment, and it is subject otherwise to all the terms and conditions of the Reinsurance Agreement together with all amendments and supplements thereto.

Executed in duplicate by
Kansas City Life
Insurance Company
at Kansas City, Missouri,
on April 16, 1998
By
Title

Executed in duplicate by
Transamerica Occidental
Life Insurance Company
at Charlotte, North Carolina,
on March 2, 1998
By:
Second Vice President
By:
Second Vice President

/

Kansas City Life Insurance Company
(No. 3685-12)
Effective August 1, 1997
Exhibit I
Your Retention Limits

  Life:
10% on each policy reinsured but not to exceed the following per life:
                                    Std. to F        G and Over
                  Ages              Ex. up to $15    Ex. Over $15
                  -----------------------------------------------

                  0-65              $350,000$200,000

                  66-80             250,000 100,000

                  Ages 81 +         100,000    50,000

Amendment
No. 2

This Amendment, effective August 1, 1999, between Kansas City Life Insurance Company, Reinsured (referred to as you, your), and Transamerica Occidental Life Insurance Company, Reinsurer (referred to as we, us, our), is attached and becomes a part of the Automatic Reinsurance Agreement (No. 3685-12), dated August 1, 1997.

1.

Schedule A is replaced by the attached Schedule A.

This Amendment does not alter, amend or modify the Reinsurance Agreement other than as set forth in this Amendment, and it is subject otherwise to all the terms and conditions of the Reinsurance Agreement together with all amendments and supplements thereto.

Executed in duplicate by

Kansas City Life
Insurance Company
at Kansas City, Missouri,
on May 21, 2001.
By:
Title
By:________
Title

Executed in duplicate by
Transamerica Occidental
Life Insurance Company
at Charlotte, North on
May 14, 2001

By:

By:

Kansas City Life Insurance Company
(No. 3685-12)
Effective August 1, 1997
Schedule A
Specifications
Effective August 1, 1999

o Type of Business                  Life insurance issued by you.

o Plans of Insurance                Variable Survivorship Life and Survivorship UL.

o Basis of Reinsurance              First Dollar, 50% Quota Share, excess over retention

o Jumbo Limit                       Life    $15,000,000

o Pool Binding Limit                Life    Ten times retention

o Minimum Amounts                   Initial - Automatic       Not applicable

                                    Initial - Facultative     $100,000

                                    Subsequent                Not applicable

o Years to Recapture                Not eligible for recapture.

Amendment

No. 3

This Amendment, effective January 14, 2002, between Kansas City Life Insurance Company, Reinsured (referred to as you, your), and Transamerica Occidental Life Insurance Company, Reinsurer (referred to as we, us, our), is attached and becomes a part of the Automatic Reinsurance Agreement (No. 3685-12), dated August 1, 1997.

1. Schedule A is replaced by the attached Schedule A.

This Amendment does not alter, amend or modify the Reinsurance Agreement other than as set forth in this Amendment, and it is subject otherwise to all the terms and conditions of the Reinsurance Agreement together with all amendments and supplements thereto.

Executed in duplicate by Kansas City Life Insurance Company at Kansas City, Missouri, on July 15, 2002 By: Title By: Executed in duplicate by Transamerica Occidental Life Insurance Company at Charlotte, North Carolina, on July 1, 2002 By: Vice President Title

Kansas City Life Insurance Company
(No. 3685-12)
Effective August 1, 1997
Schedule A
Specifications
Effective January 14, 2002

o Type of Business                  Life insurance issued by you.

o Plans of Insurance                Variable Survivorship Life, Survivorship UL and Heritage Survivorship Variable UL

o Basis of Reinsurance              First Dollar, 50% Quota Share, excess over retention

o Jumbo Limit                       Life    $15,000,000

o Pool Binding Limit                Life    Ten times retention

o Minimum Amounts                   Initial - Automatic       Not applicable

                                    Initial - Facultative     $100,000

                                    Subsequent                Not applicable

o Years to Recapture                Not eligible for recapture.